UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004

Item 1. Reports to Stockholders

2004 ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2004

iSHAR E S M S C I S E R I E S

iSHARES MSCI AUSTRIA INDEX FUND iSHARES MSCI BELGIUM INDEX FUND	Electronic delivery of this document may be available to you. See inside for details.

iSHARES MSCI EMU INDEX FUND
iSHARES MSCI FRANCE INDEX FUND
iSHARES MSCI GERMANY INDEX FUND
iSHARES MSCI ITALY INDEX FUND
iSHARES MSCI NETHERLANDS INDEX FUND
iSHARES MSCI SPAIN INDEX FUND
iSHARES MSCI SWEDEN INDEX FUND
iSHARES MSCI SWITZERLAND INDEX FUND
iSHARES MSCI UNITED KINGDOM INDEX FUND

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your financial adviser or brokerage firm.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

European equity markets generally delivered positive returns during the 12-month reporting period ended August 31, 2004. Unlike Japanese and U.S. economic indicators, which generally failed to meet analysts’ forecasts, Europe exceeded expectations, particularly toward the end of the reporting period. Activity in Europe through the first eight months of 2004 generally was stronger than expected, largely thanks to an increase in export orders for many European markets. However, threats to continued export growth appeared late in the reporting period, including a U.S. recovery that became less robust in recent months, surging oil prices, and a strong euro.

Aside from export levels, many European markets appeared to offer good value relative to other areas of the world. Although the profits of European companies have largely kept up with their U.S. counterparts, many European equities trade at a discount when compared to equities in the U.S. and other markets. Of course, while these signs are encouraging, there is no guarantee that European markets will outperform other regions, or that more challenging investment conditions will not return.

As market conditions change, we encourage you to talk with your financial adviser about what blend of investments or asset allocation can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Directors
iShares, Inc.

SHAREHOLDER LETTER	1

Managers’ Discussion & Analysis

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
62.70%	64.50%	63.77%	14.37%	14.54%	14.09%	7.06%	7.19%	7.95%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
62.70%	64.50%	63.77%	95.67%	97.16%	93.28%	78.21%	80.10%	91.35%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI AUSTRIA INDEX FUND	MSCI AUSTRIA INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,101	$10,231
4/30/1996	$10,009	$10,298
5/31/1996	$10,577	$10,859
6/30/1996	$9,881	$10,196
7/31/1996	$9,698	$9,972
8/31/1996	$9,661	$10,066
9/30/1996	$9,420	$9,774
10/31/1996	$9,457	$9,842
11/30/1996	$9,569	$10,074
12/31/1996	$9,727	$10,229
1/31/1997	$9,420	$9,815
2/28/1997	$9,401	$9,841
3/31/1997	$9,689	$9,950
4/30/1997	$9,318	$9,540
5/31/1997	$9,782	$10,056
6/30/1997	$9,736	$9,953
7/31/1997	$10,488	$10,571
8/31/1997	$9,764	$9,922
9/30/1997	$10,377	$10,655
10/31/1997	$10,145	$10,410
11/30/1997	$9,373	$9,707
12/31/1997	$9,829	$10,389
1/31/1998	$10,042	$10,741
2/28/1998	$10,535	$11,506
3/31/1998	$11,083	$12,085
4/30/1998	$11,928	$13,119
5/31/1998	$12,532	$13,867
6/30/1998	$11,780	$12,868
7/31/1998	$11,900	$13,071
8/31/1998	$9,975	$10,763
9/30/1998	$9,018	$9,627
10/31/1998	$10,024	$10,814
11/30/1998	$9,442	$10,261
12/31/1998	$9,649	$10,426
1/31/1999	$9,027	$9,802
2/28/1999	$9,402	$10,346
3/31/1999	$9,314	$10,315
4/30/1999	$9,738	$10,754
5/31/1999	$8,741	$9,409
6/30/1999	$9,018	$9,829
7/31/1999	$9,037	$9,886
8/31/1999	$9,108	$9,900
9/30/1999	$8,659	$9,378
10/31/1999	$8,499	$9,263
11/30/1999	$8,080	$8,849
12/31/1999	$8,649	$9,476
1/31/2000	$7,941	$8,645
2/29/2000	$7,622	$8,242
3/31/2000	$7,861	$8,450
4/30/2000	$7,422	$8,009
5/31/2000	$7,741	$8,292
6/30/2000	$8,031	$8,573
7/31/2000	$7,941	$8,570
8/31/2000	$7,695	$8,331
9/30/2000	$7,705	$8,372
10/31/2000	$7,264	$7,916
11/30/2000	$7,013	$7,614
12/31/2000	$7,735	$8,343
1/31/2001	$7,956	$8,589
2/28/2001	$8,498	$9,147
3/31/2001	$8,106	$8,710
4/30/2001	$8,277	$8,914
5/31/2001	$7,855	$8,359
6/30/2001	$7,785	$8,260
7/31/2001	$8,227	$8,740
8/31/2001	$8,342	$8,821
9/30/2001	$7,424	$7,960
10/31/2001	$6,965	$7,493
11/30/2001	$7,455	$8,084
12/31/2001	$7,536	$8,153
1/31/2002	$7,506	$8,114
2/28/2002	$7,852	$8,410
3/31/2002	$8,403	$9,030
4/30/2002	$9,056	$9,777
5/31/2002	$9,168	$9,858
6/30/2002	$9,249	$9,973
7/31/2002	$8,372	$9,035
8/31/2002	$8,352	$9,025
9/30/2002	$7,893	$8,489
10/31/2002	$7,985	$8,615
11/30/2002	$7,985	$8,594
12/31/2002	$8,837	$9,625
1/31/2003	$9,126	$9,817
2/28/2003	$9,188	$9,960
3/31/2003	$9,312	$10,119
4/30/2003	$10,148	$10,896
5/31/2003	$10,902	$11,460
6/30/2003	$11,129	$11,822
7/31/2003	$11,088	$11,742
8/31/2003	$10,954	$11,684
9/30/2003	$11,532	$12,362
10/31/2003	$11,996	$13,041
11/30/2003	$12,905	$13,995
12/31/2003	$14,004	$15,106
1/31/2004	$15,259	$16,432
2/29/2004	$15,886	$16,840
3/31/2004	$16,587	$17,603
4/30/2004	$16,670	$17,705
5/31/2004	$16,754	$17,801
6/30/2004	$17,695	$18,829
7/31/2004	$17,905	$19,165
8/31/2004	$17,821	$19,135

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Austrian equity market, as measured by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 62.70%, while the Index returned 63.77%.

The Austrian market posted the strongest gains of any of the MSCI country funds during the reporting period. Generally improving economic conditions both in the U.S. and in Europe contributed to the strong market performance. Because the countries that make up the European Union account for the bulk of Austria’s exports, their economic health is vital to Austria’s export market. Export demand grew during the reporting period, in turn benefiting many Austrian companies.

The ten largest holdings in the Fund represented almost 82% of the Fund’s net assets as of August 31, 2004. Among the ten largest holdings, Wienerberger AG (4.71% of the net assets of the Fund as of August 31, 2004) performed well, as did the Class A shares of Oesterreichische Elektrizitaetswirtschafts AG (4.80% of the net assets of the Fund as of August 31, 2004).

VA Technologie AG (4.42% of the net assets of the Fund as of August 31, 2004) enjoyed triple digit gains during the reporting period.

Additionally, several companies among the Fund’s ten largest holdings continued to benefit from their expansion into the emerging, potentially higher growth central and eastern European markets, including Hungary, the Czech Republic and Slovenia. Notably, Erste Bank der Oesterreichischen Sparkassen AG, the largest Fund holding at 20.22% of net assets as of August 31, 2004, and Bank Austria Creditanstalt AG (4.96% of the net assets of the Fund as of August 31, 2004), also posted strong gains during the reporting period.

MANAGERS DISCUSSION & ANALYSIS	3

Managers’ Discussion & Analysis

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
42.88%	44.41%	41.85%	1.18%	1.19%	(1.32)%	6.31%	6.40%	6.45%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
42.88%	44.41%	41.85%	6.05%	6.10%	(6.44)%	67.95%	69.20%	69.84%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI BELGIUM INDEX FUND	MSCI BELGIUM INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$9,759	$9,806
4/30/1996	$9,966	$10,059
5/31/1996	$10,288	$10,220
6/30/1996	$10,322	$10,267
7/31/1996	$10,456	$10,382
8/31/1996	$10,501	$10,479
9/30/1996	$10,543	$10,612
10/31/1996	$10,676	$10,768
11/30/1996	$10,915	$11,088
12/31/1996	$10,895	$11,133
1/31/1997	$11,070	$11,401
2/28/1997	$11,204	$11,576
3/31/1997	$11,365	$11,745
4/30/1997	$11,407	$11,863
5/31/1997	$11,877	$12,151
6/30/1997	$12,318	$12,404
7/31/1997	$12,437	$12,581
8/31/1997	$11,474	$11,643
9/30/1997	$12,090	$12,319
10/31/1997	$11,906	$12,241
11/30/1997	$12,002	$12,364
12/31/1997	$12,185	$12,642
1/31/1998	$12,596	$13,115
2/28/1998	$13,161	$13,745
3/31/1998	$14,122	$14,901
4/30/1998	$15,017	$15,920
5/31/1998	$15,831	$16,883
6/30/1998	$16,616	$18,117
7/31/1998	$17,518	$19,014
8/31/1998	$15,997	$17,603
9/30/1998	$15,692	$17,253
10/31/1998	$16,675	$18,458
11/30/1998	$16,953	$19,055
12/31/1998	$18,483	$21,206
1/31/1999	$17,675	$20,532
2/28/1999	$16,753	$19,604
3/31/1999	$15,884	$18,488
4/30/1999	$15,527	$17,891
5/31/1999	$14,910	$16,896
6/30/1999	$15,049	$17,096
7/31/1999	$15,110	$17,279
8/31/1999	$15,837	$18,153
9/30/1999	$15,364	$17,603
10/31/1999	$15,295	$17,527
11/30/1999	$14,861	$17,013
12/31/1999	$15,886	$18,182
1/31/2000	$12,969	$14,788
2/29/2000	$12,329	$14,154
3/31/2000	$12,378	$14,183
4/30/2000	$11,905	$13,785
5/31/2000	$12,624	$14,303
6/30/2000	$13,541	$15,266
7/31/2000	$13,629	$15,444
8/31/2000	$13,382	$15,183
9/30/2000	$12,897	$14,566
10/31/2000	$12,573	$14,355
11/30/2000	$12,249	$13,865
12/31/2000	$13,329	$15,119
1/31/2001	$13,005	$14,734
2/28/2001	$13,025	$14,752
3/31/2001	$11,787	$13,423
4/30/2001	$11,727	$13,308
5/31/2001	$11,108	$12,692
6/30/2001	$11,351	$13,071
7/31/2001	$11,848	$13,653
8/31/2001	$12,215	$14,016
9/30/2001	$11,139	$12,867
10/31/2001	$10,901	$12,633
11/30/2001	$10,922	$12,609
12/31/2001	$11,598	$13,213
1/31/2002	$11,108	$12,469
2/28/2002	$11,067	$12,382
3/31/2002	$11,442	$12,607
4/30/2002	$12,035	$13,193
5/31/2002	$12,326	$13,425
6/30/2002	$12,243	$13,173
7/31/2002	$10,827	$11,377
8/31/2002	$10,859	$11,453
9/30/2002	$9,099	$9,552
10/31/2002	$9,786	$10,372
11/30/2002	$10,213	$10,804
12/31/2002	$10,512	$11,110
1/31/2003	$10,017	$10,500
2/28/2003	$8,964	$9,298
3/31/2003	$8,900	$9,195
4/30/2003	$10,459	$10,853
5/31/2003	$11,597	$11,919
6/30/2003	$11,576	$11,902
7/31/2003	$11,807	$12,176
8/31/2003	$11,755	$11,973
9/30/2003	$12,450	$12,703
10/31/2003	$13,135	$13,314
11/30/2003	$13,598	$13,783
12/31/2003	$14,828	$15,033
1/31/2004	$15,567	$15,718
2/29/2004	$16,147	$16,389
3/31/2004	$15,305	$15,503
4/30/2004	$15,305	$15,569
5/31/2004	$15,737	$15,951
6/30/2004	$16,238	$16,434
7/31/2004	$16,022	$16,222
8/31/2004	$16,795	$16,983

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Belgian equity market, as measured by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 42.88%, while the Index returned 41.85%.

Regulatory restraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index constituent at its index weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the 5/50 Rule, precludes the sum of all the securities weighted 5% or more in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of August 31, 2004, nearly 73% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the Fund’s return relative to the Index’s return during the reporting period.

The Belgian market posted strong gains during the reporting period; thanks largely to strength among its financial sector and growing export levels. With more than half of its stock market represented by financial stocks, Belgium’s overall market performance in recent history has been largely determined by the direction of the financial sector. During the reporting period, this relationship had a positive effect on the Belgian market. Financial stocks largely posted gains during the reporting period as conditions improved for the sector. Corporate earnings levels and equity valuations rose, investor activity increased, and interest rates remained low.

Within the Fund, the ten largest holdings accounted for more than 80% of net assets as of August 31, 2004. Fortis and Dexia Group, the Fund’s two largest holdings at 24.29% and 12.36% of net assets as of August 31, 2004, respectively, gained during the reporting period. KBC Bankverzekeringsholdings SA (4.96% of the net assets of the Fund as of August 31, 2004) and Groupe Bruxelles Lambert SA (4.89% of the net assets of the Fund as of August 31, 2004) also posted gains during the reporting period.

The vast majority of Belgium’s export trade is within Europe. As economic conditions in Europe improved during the reporting period, so did demand for Belgium’s exports. Pharmaceutical and chemical conglomerates UCB SA (4.75% of the net assets of the Fund as of August 31, 2004) and Solvay SA (4.81% of the net assets of the Fund as of August 31, 2004) benefited from the improved conditions, as did food chain Delhaize Group (4.89% of the net assets of the Fund as of August 31, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® MSCI EMU INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.07%	20.53%	20.61%	(6.41)%	(6.21)%	(6.08)%	(23.81)%	(23.14)%	(22.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI EMU INDEX FUND	MSCI EMU INDEX
7/25/2000	$10,000	$10,000
7/31/2000	$9,668	$9,657
8/31/2000	$9,418	$9,422
9/30/2000	$8,932	$8,952
10/31/2000	$8,806	$8,840
11/30/2000	$8,496	$8,523
12/31/2000	$9,072	$9,108
1/31/2001	$9,121	$9,159
2/28/2001	$8,213	$8,256
3/31/2001	$7,594	$7,631
4/30/2001	$8,232	$8,248
5/31/2001	$7,689	$7,712
6/30/2001	$7,381	$7,405
7/31/2001	$7,383	$7,408
8/31/2001	$7,109	$7,137
9/30/2001	$6,190	$6,203
10/31/2001	$6,477	$6,498
11/30/2001	$6,794	$6,830
12/31/2001	$6,989	$7,031
1/31/2002	$6,610	$6,649
2/28/2002	$6,581	$6,621
3/31/2002	$6,967	$7,009
4/30/2002	$6,846	$6,892
5/31/2002	$6,859	$6,901
6/30/2002	$6,667	$6,700
7/31/2002	$5,720	$5,751
8/31/2002	$5,766	$5,800
9/30/2002	$4,789	$4,820
10/31/2002	$5,407	$5,443
11/30/2002	$5,756	$5,800
12/31/2002	$5,479	$5,525
1/31/2003	$5,296	$5,344
2/28/2003	$5,074	$5,122
3/31/2003	$4,919	$4,964
4/30/2003	$5,712	$5,770
5/31/2003	$6,112	$6,169
6/30/2003	$6,197	$6,253
7/31/2003	$6,345	$6,410
8/31/2003	$6,345	$6,410
9/30/2003	$6,353	$6,428
10/31/2003	$6,823	$6,905
11/30/2003	$7,171	$7,265
12/31/2003	$7,802	$7,909
1/31/2004	$7,932	$8,046
2/29/2004	$8,079	$8,199
3/31/2004	$7,756	$7,877
4/30/2004	$7,650	$7,770
5/31/2004	$7,729	$7,845
6/30/2004	$7,945	$8,063
7/31/2004	$7,641	$7,752
8/31/2004	$7,619	$7,731

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Emu Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the European Monetary Union (“EMU”) equity markets, as measured by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 20.07%, while the Index returned 20.61%.

European markets began to see signs of recovery during the reporting period. Improving economic conditions in the U.S. and Asia, characterized by higher gross domestic product (“GDP”) and consumer spending levels, translated into increased demand for many European markets.

Some discouraging factors did weigh on European markets late in the reporting period, including an inconsistent picture of the U.S. economic recovery, surging oil prices and a strong euro, which continued to rise against the U.S. dollar. During the reporting period, however, export demand from the U.S remained high enough to help compensate for the increase in the euro.

Although higher oil prices posed a threat to economic growth during the reporting period, higher prices did benefit the share prices of oil companies. Total SA (France), the largest Fund holding at 4.63% of net assets as of August 31, 2004, was a strong performer during the reporting period. Royal Dutch Petroleum Co. (Netherlands) (4.26% of the Fund’s net assets as of August 31, 2004) posted more moderate gains.

EMU financial companies generally performed well. ING Groep NV (Netherlands) (1.74% of the net assets of the Fund as of August 31, 2004) was a strong performer during the reporting period. BNP Paribas SA (France) (1.96% of the net assets of the Fund as of August 31, 2004) posted more modest gains.

Telecommunications companies participated in a global rebound for their sector. Spanish telephone company Telefonica SA (2.55% of the net assets of the Fund as of August 31, 2004) logged gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® MSCI FRANCE INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.44%	22.94%	22.72%	(0.37)%	(0.34)%	0.11%	8.26%	8.33%	8.47%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.44%	22.94%	22.72%	(1.85)%	(1.71)%	0.56%	95.89%	96.97%	99.33%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI FRANCE INDEX FUND	MSCI FRANCE INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,596	$10,620
4/30/1996	$10,765	$10,812
5/31/1996	$10,668	$10,692
6/30/1996	$10,998	$10,885
7/31/1996	$10,757	$10,581
8/31/1996	$10,495	$10,363
9/30/1996	$11,072	$10,934
10/31/1996	$11,278	$11,165
11/30/1996	$11,855	$11,757
12/31/1996	$11,938	$11,872
1/31/1997	$12,160	$12,139
2/28/1997	$12,177	$12,201
3/31/1997	$12,523	$12,578
4/30/1997	$11,987	$12,065
5/31/1997	$11,921	$11,966
6/30/1997	$13,001	$12,961
7/31/1997	$13,232	$13,185
8/31/1997	$12,237	$12,184
9/30/1997	$13,478	$13,474
10/31/1997	$12,625	$12,572
11/30/1997	$12,878	$12,838
12/31/1997	$13,307	$13,291
1/31/1998	$13,755	$13,765
2/28/1998	$14,879	$14,921
3/31/1998	$16,435	$16,584
4/30/1998	$16,951	$17,124
5/31/1998	$17,881	$18,013
6/30/1998	$18,447	$18,434
7/31/1998	$18,599	$18,621
8/31/1998	$16,492	$16,487
9/30/1998	$15,467	$15,407
10/31/1998	$17,018	$16,998
11/30/1998	$18,001	$18,065
12/31/1998	$18,734	$18,812
1/31/1999	$19,294	$19,358
2/28/1999	$18,010	$18,089
3/31/1999	$18,389	$18,424
4/30/1999	$18,837	$18,907
5/31/1999	$18,406	$18,468
6/30/1999	$19,200	$19,024
7/31/1999	$19,303	$19,125
8/31/1999	$19,958	$19,821
9/30/1999	$20,010	$20,025
10/31/1999	$21,030	$21,129
11/30/1999	$21,710	$21,827
12/31/1999	$24,348	$24,317
1/31/2000	$22,611	$22,709
2/29/2000	$24,562	$24,744
3/31/2000	$24,820	$25,015
4/30/2000	$24,027	$24,192
5/31/2000	$24,731	$24,843
6/30/2000	$25,711	$25,783
7/31/2000	$25,283	$25,365
8/31/2000	$24,637	$24,749
9/30/2000	$23,061	$23,173
10/31/2000	$22,492	$22,621
11/30/2000	$21,428	$21,570
12/31/2000	$23,108	$23,270
1/31/2001	$23,108	$23,316
2/28/2001	$20,505	$20,704
3/31/2001	$19,077	$19,264
4/30/2001	$20,794	$20,996
5/31/2001	$19,460	$19,636
6/30/2001	$18,676	$18,829
7/31/2001	$18,760	$18,925
8/31/2001	$18,266	$18,437
9/30/2001	$15,919	$16,082
10/31/2001	$16,630	$16,811
11/30/2001	$17,013	$17,206
12/31/2001	$17,565	$17,785
1/31/2002	$16,527	$16,749
2/28/2002	$16,723	$16,962
3/31/2002	$17,593	$17,851
4/30/2002	$17,340	$17,598
5/31/2002	$17,527	$17,760
6/30/2002	$17,041	$17,250
7/31/2002	$14,759	$14,935
8/31/2002	$14,516	$14,698
9/30/2002	$12,290	$12,443
10/31/2002	$13,870	$14,060
11/30/2002	$14,460	$14,654
12/31/2002	$14,058	$14,250
1/31/2003	$13,556	$13,774
2/28/2003	$12,894	$13,099
3/31/2003	$12,401	$12,613
4/30/2003	$14,351	$14,585
5/31/2003	$15,393	$15,612
6/30/2003	$15,629	$15,843
7/31/2003	$15,894	$16,123
8/31/2003	$15,999	$16,242
9/30/2003	$16,055	$16,312
10/31/2003	$17,144	$17,428
11/30/2003	$18,015	$18,327
12/31/2003	$19,627	$19,984
1/31/2004	$19,762	$20,135
2/29/2004	$20,251	$20,647
3/31/2004	$19,512	$19,913
4/30/2004	$19,282	$19,680
5/31/2004	$19,762	$20,133
6/30/2004	$20,232	$20,607
7/31/2004	$19,608	$19,968
8/31/2004	$19,589	$19,934

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the French equity market, as measured by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 22.44%, while the Index returned 22.72%.

During the reporting period, France struggled to emerge from economic slowdown. By June, its jobless rate reached 9.9%, the highest level in more than three years. As the euro continued to appreciate against the U.S. dollar, France’s manufacturers struggled with a weak export market. France’s budget deficit has exceeded the 3% of gross domestic product (“GDP”) limit stipulated by the Treaty on European Union (Maastricht Treaty) for two years running and is on schedule to exceed it in 2004 and 2005.

Some positive notes appeared toward the end of the reporting period. Second quarter GDP growth was reported at a healthy 3.2% annual rate, boosted by surprising gains in household consumption, business investments, and exports. After rising for four consecutive months, the unemployment rate fell from 9.9% to 9.8% in July.

Among the ten largest holdings in the Fund as of August 31, 2004, Total SA, the Fund’s largest holding at 15.94% of net assets, contributed significantly to Fund performance during the reporting period. Vivendi Universal SA (3.51% of the net assets of the Fund as of August 31, 2004) was also a strong performer during the reporting period. Following the auction of its television and film divisions, the entertainment company reported an improvement in core profits and anticipated decline in debt. In August, it received an additional boost from the French government, which allowed it to switch tax plans, providing access to tax credits over the course of the next five years.

In April, France’s largest drug-maker, Aventis SA agreed to merge with Paris-based Sanofi-Synthelabo. The resulting company, Sanofi-Aventis (9.04% of the net assets of the Fund as of August 31, 2004), the world’s third largest pharmaceutical company, performed well during the reporting period.

Financial companies Societe Generale (its Class A shares were 3.92% of the net assets of the Fund as of August 31, 2004) and BNP Paribas SA (6.72% of the net assets of the Fund as of August 31, 2004) rose early in the reporting period. However, they retraced some of their gains late in the reporting period.

Retailer Carrefour SA (3.76% of the Fund’s net assets as of August 31, 2004) declined during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Managers’ Discussion & Analysis

iSHARES® MSCI GERMANY INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.55%	21.00%	20.50%	(3.83)%	(3.64)%	(3.43)%	3.93%	3.99%	4.36%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.55%	21.00%	20.50%	(17.75)%	(16.93)%	(15.99)%	38.68%	39.29%	43.65%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI GERMANY INDEX FUND	MSCI GERMANY INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,181	$10,209
4/30/1996	$9,781	$9,836
5/31/1996	$9,955	$9,977
6/30/1996	$10,144	$10,179
7/31/1996	$10,197	$10,208
8/31/1996	$10,399	$10,443
9/30/1996	$10,468	$10,510
10/31/1996	$10,560	$10,606
11/30/1996	$10,941	$11,026
12/31/1996	$10,948	$11,060
1/31/1997	$10,880	$11,012
2/28/1997	$11,292	$11,467
3/31/1997	$12,084	$12,309
4/30/1997	$11,642	$11,865
5/31/1997	$12,176	$12,367
6/30/1997	$12,717	$12,912
7/31/1997	$13,891	$14,173
8/31/1997	$12,532	$12,769
9/30/1997	$13,462	$13,751
10/31/1997	$12,540	$12,788
11/30/1997	$12,947	$13,230
12/31/1997	$13,439	$13,777
1/31/1998	$13,815	$14,192
2/28/1998	$14,661	$15,096
3/31/1998	$15,675	$16,111
4/30/1998	$16,236	$16,707
5/31/1998	$17,634	$18,048
6/30/1998	$18,403	$18,804
7/31/1998	$18,887	$19,253
8/31/1998	$15,753	$16,091
9/30/1998	$15,504	$15,881
10/31/1998	$16,110	$16,544
11/30/1998	$16,888	$17,400
12/31/1998	$17,239	$17,832
1/31/1999	$17,465	$18,127
2/28/1999	$16,117	$16,630
3/31/1999	$15,673	$16,180
4/30/1999	$16,663	$17,230
5/31/1999	$15,720	$16,182
6/30/1999	$16,577	$17,082
7/31/1999	$16,444	$16,808
8/31/1999	$16,862	$17,099
9/30/1999	$16,392	$16,869
10/31/1999	$17,340	$17,782
11/30/1999	$17,778	$18,276
12/31/1999	$20,836	$21,406
1/31/2000	$19,912	$20,662
2/29/2000	$21,975	$22,820
3/31/2000	$21,553	$22,453
4/30/2000	$19,666	$20,509
5/31/2000	$19,451	$19,872
6/30/2000	$19,363	$19,813
7/31/2000	$19,275	$19,738
8/31/2000	$18,286	$18,831
9/30/2000	$17,151	$17,846
10/31/2000	$17,338	$17,976
11/30/2000	$16,257	$16,655
12/31/2000	$17,508	$18,069
1/31/2001	$18,026	$18,743
2/28/2001	$16,588	$17,220
3/31/2001	$14,916	$15,417
4/30/2001	$15,899	$16,480
5/31/2001	$14,925	$15,431
6/30/2001	$14,809	$15,325
7/31/2001	$14,818	$15,310
8/31/2001	$13,737	$14,166
9/30/2001	$11,377	$11,759
10/31/2001	$11,956	$12,379
11/30/2001	$13,159	$13,600
12/31/2001	$13,557	$14,034
1/31/2002	$12,987	$13,426
2/28/2002	$12,833	$13,257
3/31/2002	$13,873	$14,346
4/30/2002	$13,457	$13,914
5/31/2002	$13,412	$13,859
6/30/2002	$13,023	$13,448
7/31/2002	$10,889	$11,227
8/31/2002	$10,916	$11,276
9/30/2002	$8,275	$8,530
10/31/2002	$9,424	$9,722
11/30/2002	$9,948	$10,274
12/31/2002	$9,179	$9,485
1/31/2003	$8,941	$9,253
2/28/2003	$8,310	$8,612
3/31/2003	$7,999	$8,287
4/30/2003	$9,875	$10,228
5/31/2003	$10,534	$10,892
6/30/2003	$11,074	$11,445
7/31/2003	$11,678	$12,123
8/31/2003	$11,504	$11,922
9/30/2003	$11,440	$11,835
10/31/2003	$12,804	$13,245
11/30/2003	$13,462	$13,949
12/31/2003	$14,971	$15,538
1/31/2004	$15,138	$15,708
2/29/2004	$15,017	$15,577
3/31/2004	$14,331	$14,841
4/30/2004	$14,405	$14,909
5/31/2004	$14,387	$14,892
6/30/2004	$14,869	$15,397
7/31/2004	$14,146	$14,641
8/31/2004	$13,868	$14,366

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the German equity market, as measured by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 20.55%, while the Index returned 20.50%.

The German market struggled to recover from economic slowdown during the reporting period. During the last months of 2003, the market rebounded, due largely to unexpected, and encouraging, economic news. In December, figures revealed that Germany’s trade surplus had widened 2% to a record 135 billion euros in 2003 as exports soared, despite the euro’s gains against the U.S. dollar. Over the remaining months, however, unemployment levels rose to 10.6%, dampening consumer spending levels. Because exports typically account for less than 1/3 of the German economy and consumer spending generally represents more than 1/2 of the economy, the positive export growth was unable to offset the weak domestic spending levels. Higher oil prices also weighed on markets, raising energy costs and further hurting sales of automobiles, an important part of the German economy.

Despite the weakness in Germany’s domestic economy, the equity market delivered gains during the reporting period. German stocks had more attractive valuations than some of their U.S. counterparts, which helped to draw investors to some German equities. Additionally, for U.S. dollar-based investors, the strong euro relative to the U.S. dollar boosted returns.

Among the ten largest holdings in the Fund as of August 31, 2004, energy giants RWE AG (4.35% of the net assets of the Fund as of August 31, 2004) and E. ON AG (8.64% of the net assets of the Fund as of August 31, 2004) logged gains during the reporting period as energy prices rose.

Deutsche Telekom AG (8.83% of the net assets of the Fund as of August 31, 2004) and SAP AG (5.98% of the net assets of the Fund as of August 31, 2004) benefited from a rally in technology share prices worldwide, but lost some of their gains late in the reporting period amid investor concerns that customers may be more cautious toward technology spending.

Siemens AG (10.85% of the net assets of the Fund as of August 31, 2004) and DaimlerChrysler AG (7.23% of the net assets of the Fund as of August 31, 2004), both declined during the reporting period, struggling with higher oil prices and low consumer spending levels.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® MSCI ITALY INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.09%	26.03%	25.29%	2.08%	2.25%	1.84%	9.81%	9.89%	9.66%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.09%	26.03%	25.29%	10.86%	11.77%	9.55%	121.06%	122.35%	118.53%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares MSCI Italy Index Fund	MSCI Italy Index
3/12/1996	$10,000	$10,000
3/31/1996	$9,875	$9,910
4/30/1996	$11,197	$11,263
5/31/1996	$11,226	$11,199
6/30/1996	$11,300	$11,241
7/31/1996	$10,514	$10,408
8/31/1996	$10,411	$10,325
9/30/1996	$11,083	$10,986
10/31/1996	$10,479	$10,378
11/30/1996	$11,272	$11,197
12/31/1996	$11,295	$11,220
1/31/1997	$12,450	$12,409
2/28/1997	$11,151	$11,093
3/31/1997	$11,408	$11,369
4/30/1997	$11,506	$11,529
5/31/1997	$11,438	$11,400
6/30/1997	$12,586	$12,480
7/31/1997	$13,242	$13,199
8/31/1997	$12,845	$12,852
9/30/1997	$14,718	$14,713
10/31/1997	$13,793	$13,821
11/30/1997	$14,256	$14,163
12/31/1997	$15,334	$15,201
1/31/1998	$16,600	$16,586
2/28/1998	$17,249	$17,284
3/31/1998	$20,615	$20,678
4/30/1998	$20,214	$20,255
5/31/1998	$21,241	$21,303
6/30/1998	$20,198	$20,243
7/31/1998	$22,160	$22,270
8/31/1998	$18,966	$19,115
9/30/1998	$18,055	$18,239
10/31/1998	$19,198	$19,424
11/30/1998	$21,253	$21,428
12/31/1998	$23,037	$23,185
1/31/1999	$21,730	$21,972
2/28/1999	$21,325	$21,650
3/31/1999	$22,202	$22,487
4/30/1999	$21,587	$21,811
5/31/1999	$20,481	$20,640
6/30/1999	$20,195	$20,166
7/31/1999	$19,638	$19,517
8/31/1999	$19,941	$19,948
9/30/1999	$20,403	$20,354
10/31/1999	$19,719	$19,725
11/30/1999	$20,098	$20,194
12/31/1999	$23,160	$23,124
1/31/2000	$21,846	$21,937
2/29/2000	$24,732	$24,619
3/31/2000	$22,947	$23,070
4/30/2000	$21,523	$21,562
5/31/2000	$22,494	$22,506
6/30/2000	$23,826	$24,034
7/31/2000	$23,039	$23,025
8/31/2000	$22,604	$22,723
9/30/2000	$21,587	$21,401
10/31/2000	$21,811	$21,907
11/30/2000	$22,441	$22,332
12/31/2000	$22,888	$22,817
1/31/2001	$23,285	$23,215
2/28/2001	$21,017	$20,883
3/31/2001	$19,645	$19,568
4/30/2001	$20,712	$20,624
5/31/2001	$18,953	$18,845
6/30/2001	$18,231	$18,100
7/31/2001	$18,587	$18,466
8/31/2001	$18,398	$18,294
9/30/2001	$15,719	$15,658
10/31/2001	$16,216	$16,149
11/30/2001	$16,567	$16,505
12/31/2001	$16,774	$16,738
1/31/2002	$16,205	$16,158
2/28/2002	$16,174	$16,123
3/31/2002	$17,229	$17,156
4/30/2002	$17,384	$17,289
5/31/2002	$17,064	$16,955
6/30/2002	$17,157	$17,037
7/31/2002	$15,440	$15,312
8/31/2002	$15,668	$15,527
9/30/2002	$13,455	$13,387
10/31/2002	$14,602	$14,497
11/30/2002	$15,988	$15,849
12/31/2002	$15,646	$15,583
1/31/2003	$15,434	$15,348
2/28/2003	$15,858	$15,825
3/31/2003	$14,702	$14,576
4/30/2003	$16,717	$16,562
5/31/2003	$18,605	$18,429
6/30/2003	$18,287	$18,073
7/31/2003	$18,266	$18,026
8/31/2003	$17,672	$17,442
9/30/2003	$18,361	$18,110
10/31/2003	$19,263	$18,996
11/30/2003	$20,811	$20,518
12/31/2003	$21,723	$21,478
1/31/2004	$22,150	$21,917
2/29/2004	$22,368	$22,157
3/31/2004	$21,592	$21,398
4/30/2004	$21,920	$21,697
5/31/2004	$22,117	$21,868
6/30/2004	$22,883	$22,620
7/31/2004	$22,325	$22,068
8/31/2004	$22,106	$21,852

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Italian equity market, as measured by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 25.09%, while the Index returned 25.29%.

Italian markets delivered gains during the reporting period against a backdrop of generally improving global economic conditions. Financial stocks, along with their counterparts around the world, benefited from improving valuations and renewed investor activity as economies expanded around the world. Italian telecommunications companies also moved in sync with the telecommunications sector globally, which rebounded from lows experienced in previous reporting periods. Energy companies were helped by rising oil prices during the reporting period.

Among the Fund’s largest holdings as of August 31, 2004, financial companies generally performed well. Banks Banca Intesa SpA (4.39% of the net assets of the Fund as of August 31, 2004) and Banco Popolare di Verona e Novara Scrl (2.37% of the net assets of the Fund as of August 31, 2004) both posted gains for the reporting period. Insurer Assicurazioni Generali SpA (8.75% of the net assets of the Fund as of August 31, 2004), the largest financial company in Italy and the fourth largest insurance company in Europe, also delivered solid gains. UniCredito Italiano SpA (4.85% of the net assets of the Fund as of August 31, 2004) was the only security among the Fund’s top ten holdings to decline during the reporting period.

The Fund’s largest holdings in telecommunications companies as of August 31, 2004 also performed well during the reporting period. Telecom Italia SpA common shares, Telecom Italia Mobile SpA, and Telecom Italia SpA preferred shares (respectively 8.63%, 7.04%, and 4.60% of the net assets of the Fund as of August 31, 2004) all gained ground during the reporting period.

One company, however, had a significant impact on financial markets during the reporting period. In December, the Italian markets were shaken by the collapse of Parmalat, Italy’s largest dairy group. The revelation that the company’s financial crisis, which at first had appeared to be a short-term liquidity problem, was instead the result of nearly a decade of fraud, sent ripples through the financial markets and rattled investor confidence. Although Parmalat was a Fund holding at the time of its collapse, the Fund was fully divested of its holding of Parmalat as of August 31, 2004.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.28%	12.56%	11.68%	(6.45)%	(6.43)%	(4.98)%	3.19%	3.20%	4.56%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.28%	12.56%	11.68%	(28.35)%	(28.27)%	(22.55)%	30.53%	30.62%	45.90%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI NETHERLANDS INDEX FUND	MSCI NETHERLANDS INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,434	$10,398
4/30/1996	$10,471	$10,444
5/31/1996	$11,113	$10,928
6/30/1996	$11,094	$10,953
7/31/1996	$10,911	$10,779
8/31/1996	$11,119	$10,960
9/30/1996	$11,394	$11,239
10/31/1996	$11,548	$11,520
11/30/1996	$12,259	$12,240
12/31/1996	$12,498	$12,528
1/31/1997	$12,422	$12,428
2/28/1997	$12,934	$12,932
3/31/1997	$13,152	$13,243
4/30/1997	$12,960	$13,108
5/31/1997	$13,825	$13,942
6/30/1997	$14,684	$15,036
7/31/1997	$15,581	$16,265
8/31/1997	$14,236	$14,661
9/30/1997	$15,453	$15,949
10/31/1997	$14,795	$15,256
11/30/1997	$14,728	$15,127
12/31/1997	$15,012	$15,506
1/31/1998	$15,219	$15,652
2/28/1998	$16,810	$17,251
3/31/1998	$17,339	$17,797
4/30/1998	$17,927	$18,407
5/31/1998	$18,984	$19,374
6/30/1998	$18,683	$19,044
7/31/1998	$18,923	$19,159
8/31/1998	$16,715	$16,803
9/30/1998	$15,819	$15,822
10/31/1998	$16,730	$16,721
11/30/1998	$17,306	$17,597
12/31/1998	$18,635	$19,107
1/31/1999	$17,204	$17,672
2/28/1999	$16,958	$17,551
3/31/1999	$17,240	$17,732
4/30/1999	$18,447	$18,863
5/31/1999	$17,493	$17,784
6/30/1999	$17,457	$17,836
7/31/1999	$17,927	$18,410
8/31/1999	$18,216	$18,838
9/30/1999	$17,501	$18,154
10/31/1999	$17,890	$18,779
11/30/1999	$17,796	$18,660
12/31/1999	$19,474	$20,423
1/31/2000	$17,121	$17,985
2/29/2000	$18,076	$19,133
3/31/2000	$18,534	$19,693
4/30/2000	$17,742	$19,036
5/31/2000	$18,278	$19,549
6/30/2000	$19,327	$20,634
7/31/2000	$18,519	$19,737
8/31/2000	$18,449	$19,706
9/30/2000	$17,673	$18,946
10/31/2000	$17,391	$18,791
11/30/2000	$17,148	$18,636
12/31/2000	$17,955	$19,588
1/31/2001	$17,940	$19,456
2/28/2001	$16,881	$18,192
3/31/2001	$15,368	$16,547
4/30/2001	$16,293	$17,711
5/31/2001	$15,721	$17,019
6/30/2001	$15,172	$16,588
7/31/2001	$14,976	$16,487
8/31/2001	$14,791	$16,320
9/30/2001	$12,818	$14,127
10/31/2001	$12,842	$14,184
11/30/2001	$13,375	$14,783
12/31/2001	$13,654	$15,161
1/31/2002	$13,216	$14,593
2/28/2002	$13,264	$14,651
3/31/2002	$14,444	$15,927
4/30/2002	$14,308	$15,830
5/31/2002	$14,277	$15,973
6/30/2002	$13,886	$15,483
7/31/2002	$11,501	$12,730
8/31/2002	$11,716	$12,960
9/30/2002	$9,683	$10,652
10/31/2002	$10,831	$12,042
11/30/2002	$11,445	$12,751
12/31/2002	$10,853	$12,065
1/31/2003	$10,089	$11,309
2/28/2003	$9,090	$10,473
3/31/2003	$8,806	$10,169
4/30/2003	$10,065	$11,462
5/31/2003	$10,658	$12,175
6/30/2003	$10,763	$12,268
7/31/2003	$11,340	$12,799
8/31/2003	$11,624	$13,064
9/30/2003	$11,446	$12,890
10/31/2003	$12,047	$13,674
11/30/2003	$12,502	$14,154
12/31/2003	$13,643	$15,454
1/31/2004	$13,684	$15,388
2/29/2004	$13,909	$15,631
3/31/2004	$13,177	$14,850
4/30/2004	$13,177	$14,781
5/31/2004	$13,427	$15,035
6/30/2004	$13,709	$15,350
7/31/2004	$13,044	$14,637
8/31/2004	$13,052	$14,589

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Dutch equity market, as measured by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 12.28%, while the Index returned 11.68%.

Regulatory restraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index constituent at its index weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the Single Issuer Rule, generally prohibits a fund from investing more than 25% of the value of its total assets in the securities of a single issuer. To comply with this Rule, the Fund was obligated to underweight its investment in the Index’s largest constituent, Royal Dutch Petroleum Co. As of August 31, 2004, Royal Dutch Petroleum Co. represented 29.40% of the Index, compared to 24.29% of the Fund’s net assets. Another constraint, the 5/50 Rule, precludes the sum of all the securities weighted 5% or more in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of August 31, 2004, nearly 69% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the Fund’s return relative to the Index’s return during the reporting period.

The Dutch market began to show signs of recovery during the reporting period. Because the Netherlands has historically depended so heavily on foreign trade, it has been sensitive to the economic strength of its trading partners. As a result, the economic slowdown in the U.S. and major European markets in recent years had a dampening effect on the Dutch economy. By the end of 2003, gross domestic product (“GDP”) had contracted by roughly 0.9% and equity markets languished. However, as the U.S. and some European markets began to experience improved GDP growth and market performance, the economic climate in the Netherlands improved as well. Like the U.S. and some European markets, this growth came in fits and starts during the reporting period. Toward the end of the reporting period, though, export demand and output had both experienced a jump, and consumer confidence rose accordingly during June and July.

Financial stocks, which represent a significant percentage of the Dutch market, generally benefited from improved equity valuations and a return of investment to equity markets during the reporting period. ING Groep NV (14.53% of the net assets of the Fund as of August 31, 2004) and ABN AMRO Holding NV (4.90% of the net assets of the Fund as of August 31, 2004) were among the strongest performers of the Fund’s ten largest holdings during the reporting period. AEGON NV (4.01% of the net assets of the Fund as of August 31, 2004), however, suffered declines.

Those companies that were heavily dependent on exports generally experienced a volatile period, but ultimately finished the reporting period in negative territory. Unilever NV CVA (10.04% of the net assets of the Fund as of August 31, 2004) and Koninklijke Philips Electronics NV (4.63% of the net assets of the Fund as of August 31, 2004) both suffered declines during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® MSCI SPAIN INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.28%	24.74%	24.70%	2.79%	2.98%	2.47%	11.95%	12.03%	12.30%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.28%	24.74%	24.70%	14.77%	15.80%	12.99%	160.35%	161.91%	167.49%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iShares MSCI Spain Index Fund	MSCI Spain Index
3/12/1996	$10,000	$10,000
3/31/1996	$10,399	$10,413
4/30/1996	$10,715	$10,816
5/31/1996	$10,640	$10,732
6/30/1996	$11,069	$11,183
7/31/1996	$10,663	$10,672
8/31/1996	$10,845	$10,901
9/30/1996	$11,130	$11,169
10/31/1996	$11,484	$11,519
11/30/1996	$12,361	$12,490
12/31/1996	$13,571	$13,757
1/31/1997	$13,363	$13,526
2/28/1997	$12,893	$13,047
3/31/1997	$13,355	$13,576
4/30/1997	$14,119	$14,367
5/31/1997	$15,229	$15,475
6/30/1997	$16,324	$16,606
7/31/1997	$15,437	$15,679
8/31/1997	$15,091	$15,357
9/30/1997	$17,156	$17,561
10/31/1997	$15,622	$15,874
11/30/1997	$16,470	$16,821
12/31/1997	$16,815	$17,252
1/31/1998	$18,172	$18,634
2/28/1998	$20,476	$21,024
3/31/1998	$23,303	$23,822
4/30/1998	$23,834	$24,537
5/31/1998	$23,916	$24,727
6/30/1998	$23,948	$24,824
7/31/1998	$25,166	$26,238
8/31/1998	$20,008	$20,559
9/30/1998	$19,982	$20,151
10/31/1998	$23,004	$23,407
11/30/1998	$24,447	$25,049
12/31/1998	$25,442	$25,860
1/31/1999	$24,940	$25,421
2/28/1999	$24,387	$24,935
3/31/1999	$23,298	$24,011
4/30/1999	$23,324	$24,125
5/31/1999	$23,043	$24,038
6/30/1999	$23,052	$24,157
7/31/1999	$22,176	$23,099
8/31/1999	$22,686	$23,674
9/30/1999	$22,349	$23,335
10/31/1999	$22,340	$23,606
11/30/1999	$23,865	$25,639
12/31/1999	$24,902	$27,110
1/31/2000	$22,890	$25,003
2/29/2000	$24,902	$27,501
3/31/2000	$25,319	$27,451
4/30/2000	$23,510	$25,469
5/31/2000	$22,854	$24,710
6/30/2000	$23,218	$25,394
7/31/2000	$22,615	$24,727
8/31/2000	$22,274	$24,240
9/30/2000	$22,348	$24,483
10/31/2000	$21,280	$22,684
11/30/2000	$19,871	$21,038
12/31/2000	$21,510	$22,810
1/31/2001	$23,526	$24,972
2/28/2001	$22,578	$23,557
3/31/2001	$21,307	$22,245
4/30/2001	$22,201	$23,336
5/31/2001	$20,865	$21,763
6/30/2001	$19,613	$20,230
7/31/2001	$19,318	$19,990
8/31/2001	$19,786	$20,349
9/30/2001	$17,087	$17,864
10/31/2001	$18,107	$18,805
11/30/2001	$19,369	$20,222
12/31/2001	$19,313	$20,203
1/31/2002	$18,154	$18,661
2/28/2002	$18,376	$18,917
3/31/2002	$18,914	$19,331
4/30/2002	$19,499	$19,788
5/31/2002	$19,601	$19,883
6/30/2002	$18,061	$18,062
7/31/2002	$16,206	$16,153
8/31/2002	$16,651	$16,872
9/30/2002	$14,128	$14,140
10/31/2002	$16,002	$16,232
11/30/2002	$17,532	$17,874
12/31/2002	$16,673	$17,050
1/31/2003	$16,944	$17,243
2/28/2003	$17,160	$17,480
3/31/2003	$16,972	$17,345
4/30/2003	$19,293	$19,789
5/31/2003	$20,359	$20,733
6/30/2003	$20,939	$21,398
7/31/2003	$21,276	$21,782
8/31/2003	$20,949	$21,450
9/30/2003	$21,014	$21,367
10/31/2003	$22,277	$22,826
11/30/2003	$23,381	$23,966
12/31/2003	$26,139	$27,016
1/31/2004	$26,555	$27,296
2/29/2004	$27,604	$28,375
3/31/2004	$26,489	$27,186
4/30/2004	$26,149	$26,887
5/31/2004	$26,224	$26,973
6/30/2004	$26,602	$27,349
7/31/2004	$25,988	$26,709
8/31/2004	$26,035	$26,747

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Spanish equity market, as measured by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 24.28%, while the Index returned 24.70%.

The Spanish market performed well during the reporting period as the country’s economy began to recover from the economic slowdown that had weighed down most global markets in recent years. Spain was dealt an additional blow on March 11, 2004, when Islamic terrorists bombed the Madrid train station, killing more than 200 people. The bombings had far reaching political effects, turning the national election on March 14 in favor of the Socialist candidate, Jose Luis Rodriguez Zapatero.

The Fund’s largest holding at 23.21% of the net assets of the Fund as of August 31, 2004, Telefonica SA, saw strong gains early in the reporting period, thanks to a worldwide rebound in the telecommunications sector, but it retraced some of those gains as the sector contracted later in the reporting period.

Also among the Fund’s ten largest holdings as of August 31, 2004, utility company Union Fenosa SA (2.62% of the net assets of the Fund as of August 31, 2004) was a top performer, benefiting from higher energy prices during the reporting period.

Cigarette maker Altadis SA (3.40% of the net assets of the Fund as of August 31, 2004) also performed well, although it suffered a slight loss in late February on news that its net profit in 2003 fell 33%, as it took a charge for restructuring its French and Spanish operations. Altadis SA countered the drop in revenue with an increased dividend, mitigating the stock’s price decline.

In addition, a number of Spanish companies, particularly banks and utilities, have substantial holdings in Latin America. In general, these companies benefited from strong gains in Latin American markets during the reporting period. Two such companies in the Fund are Banco Bilbao Vizcaya Argentaria SA (12.56% of the net assets of the Fund as of August 31, 2004) and the utility company Endesa SA (4.96% of the net assets of the Fund as of August 31, 2004).

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04				Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET		INDEX	NAV	MARKET	INDEX
35.81%	36.50%	36.55%	(0.17)%	0.00	%*	0.71%	8.15%	8.21%	9.50%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04				Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET		INDEX	NAV	MARKET	INDEX
35.81%	36.50%	36.55%	(0.83)%	(0.02)%		3.61%	94.27%	95.16%	115.83%

*	Rounds to less than 0.01%.

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI SWEDEN INDEX FUND	MSCI SWEDEN INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,424	$10,452
4/30/1996	$10,446	$10,338
5/31/1996	$10,976	$10,797
6/30/1996	$11,127	$10,941
7/31/1996	$10,651	$10,491
8/31/1996	$11,413	$11,192
9/30/1996	$11,856	$11,655
10/31/1996	$12,354	$12,163
11/30/1996	$13,163	$12,980
12/31/1996	$13,233	$13,086
1/31/1997	$13,474	$13,390
2/28/1997	$13,357	$13,335
3/31/1997	$13,926	$13,963
4/30/1997	$12,929	$12,795
5/31/1997	$13,840	$13,796
6/30/1997	$15,001	$14,996
7/31/1997	$15,710	$15,697
8/31/1997	$14,848	$14,845
9/30/1997	$16,614	$16,619
10/31/1997	$14,872	$14,951
11/30/1997	$15,237	$15,300
12/31/1997	$14,689	$14,777
1/31/1998	$14,997	$15,157
2/28/1998	$16,354	$16,584
3/31/1998	$17,524	$17,749
4/30/1998	$18,564	$18,625
5/31/1998	$19,051	$19,192
6/30/1998	$18,816	$19,072
7/31/1998	$18,564	$18,985
8/31/1998	$15,661	$16,081
9/30/1998	$14,290	$14,681
10/31/1998	$15,133	$15,618
11/30/1998	$16,478	$17,102
12/31/1998	$16,314	$16,840
1/31/1999	$17,091	$17,835
2/28/1999	$16,750	$17,404
3/31/1999	$17,211	$17,747
4/30/1999	$17,809	$18,752
5/31/1999	$17,322	$18,351
6/30/1999	$18,749	$20,117
7/31/1999	$19,638	$20,927
8/31/1999	$19,590	$20,831
9/30/1999	$19,573	$20,697
10/31/1999	$21,113	$23,072
11/30/1999	$22,829	$25,548
12/31/1999	$26,742	$30,268
1/31/2000	$26,259	$30,490
2/29/2000	$31,615	$37,466
3/31/2000	$30,885	$35,628
4/30/2000	$30,082	$35,265
5/31/2000	$29,252	$33,709
6/30/2000	$28,649	$33,165
7/31/2000	$27,445	$31,990
8/31/2000	$27,260	$31,604
9/30/2000	$24,509	$27,478
10/31/2000	$22,385	$25,628
11/30/2000	$19,534	$23,109
12/31/2000	$20,394	$23,825
1/31/2001	$22,049	$25,678
2/28/2001	$18,896	$21,499
3/31/2001	$14,893	$16,704
4/30/2001	$17,141	$19,188
5/31/2001	$16,213	$18,133
6/30/2001	$15,274	$17,140
7/31/2001	$15,374	$17,258
8/31/2001	$14,451	$16,238
9/30/2001	$12,039	$13,507
10/31/2001	$13,071	$14,654
11/30/2001	$15,068	$16,861
12/31/2001	$15,528	$17,312
1/31/2002	$14,160	$15,693
2/28/2002	$14,496	$16,063
3/31/2002	$15,001	$16,623
4/30/2002	$13,576	$14,962
5/31/2002	$13,441	$14,805
6/30/2002	$13,082	$14,422
7/31/2002	$11,164	$12,312
8/31/2002	$11,085	$12,247
9/30/2002	$9,200	$10,176
10/31/2002	$10,693	$11,816
11/30/2002	$12,230	$13,519
12/31/2002	$10,908	$12,066
1/31/2003	$10,748	$11,899
2/28/2003	$10,680	$11,826
3/31/2003	$10,419	$11,542
4/30/2003	$12,589	$13,909
5/31/2003	$13,146	$14,510
6/30/2003	$13,237	$14,607
7/31/2003	$14,077	$15,542
8/31/2003	$14,305	$15,806
9/30/2003	$14,782	$16,337
10/31/2003	$16,020	$17,736
11/30/2003	$16,566	$18,351
12/31/2003	$17,914	$19,851
1/31/2004	$18,573	$20,602
2/29/2004	$19,531	$21,677
3/31/2004	$19,127	$21,268
4/30/2004	$19,127	$21,204
5/31/2004	$19,451	$21,548
6/30/2004	$20,017	$22,214
7/31/2004	$19,127	$21,234
8/31/2004	$19,427	$21,584

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Swedish equity market, as measured by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 35.81%, while the Index returned 36.55%.

Sweden’s market delivered one of the strongest returns in Europe during the reporting period, thanks largely to healthy economic conditions. Although unemployment remained high, the economy remained fundamentally sound, with healthy gross domestic product (“GDP”) growth and a surplus in the external accounts. During the second half of the reporting period, export levels increased sharply, suggesting the economy was on track for GDP growth of roughly 2.8% for 2004.

A large contributor to Sweden’s market performance during the reporting period was its largest weighting as of August 31, 2004, cellular phone maker Telefonaktiebolaget LM Ericsson. Its Class B shares, which represented 21.78% of the net assets of the Fund as of August 31, 2004, returned nearly 60% during the reporting period as the telecommunications industry, particularly cellular telecommunications, around the world demonstrated continued strength.

Sweden’s increase in export activity was reflected in the strong performance of carmaker Volvo AB (whose Class B shares represented 4.20% of the net assets of the Fund as of August 31, 2004), which posted strong gains, and, to a lesser extent, of clothing retailer Hennes & Mauritz AB (whose Class B shares made up 6.74% of the net assets of the Fund as of August 31, 2004), which enjoyed more modest gains during the reporting period.

Higher equity valuations, lower interest rates and improving economic environment helped boost the share prices of financial companies, including Nordea AB (9.19% of the net assets of the Fund as of August 31, 2004) and Skandinaviska Enskilda Banken AB, whose Class A shares represented 3.70% of the net assets of the Fund as of August 31, 2004.

MANAGERS’ DISCUSSION & ANALYSIS	19

Managers’ Discussion & Analysis

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.56%	19.17%	18.90%	(0.61)%	(0.67)%	0.11%	4.30%	4.29%	5.74%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.56%	19.17%	18.90%	(3.00)%	(3.33)%	0.54%	42.86%	42.70%	60.51%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI SWITZERLAND INDEX FUND	MSCI SWITZERLAND INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,298	$10,352
4/30/1996	$10,025	$9,946
5/31/1996	$9,751	$9,612
6/30/1996	$10,207	$10,089
7/31/1996	$9,876	$9,886
8/31/1996	$10,260	$10,314
9/30/1996	$9,959	$10,065
10/31/1996	$9,909	$10,035
11/30/1996	$10,093	$10,120
12/31/1996	$9,951	$9,919
1/31/1997	$10,159	$10,215
2/28/1997	$10,210	$10,342
3/31/1997	$10,769	$10,943
4/30/1997	$11,044	$11,207
5/31/1997	$11,879	$12,044
6/30/1997	$12,781	$13,026
7/31/1997	$13,064	$13,220
8/31/1997	$11,972	$11,992
9/30/1997	$12,944	$13,219
10/31/1997	$12,675	$13,139
11/30/1997	$12,927	$13,550
12/31/1997	$13,456	$14,307
1/31/1998	$13,838	$14,852
2/28/1998	$15,123	$16,262
3/31/1998	$15,583	$16,614
4/30/1998	$15,627	$16,527
5/31/1998	$16,530	$17,235
6/30/1998	$16,391	$17,238
7/31/1998	$17,294	$18,498
8/31/1998	$14,515	$15,601
9/30/1998	$12,770	$14,247
10/31/1998	$14,973	$16,315
11/30/1998	$15,570	$17,120
12/31/1998	$15,915	$17,674
1/31/1999	$15,589	$17,260
2/28/1999	$15,019	$16,698
3/31/1999	$14,935	$16,511
4/30/1999	$15,057	$16,467
5/31/1999	$14,235	$15,635
6/30/1999	$14,254	$15,378
7/31/1999	$14,739	$15,984
8/31/1999	$14,728	$15,966
9/30/1999	$14,785	$15,928
10/31/1999	$15,015	$16,217
11/30/1999	$14,862	$16,093
12/31/1999	$15,398	$16,433
1/31/2000	$13,848	$14,628
2/29/2000	$13,560	$14,302
3/31/2000	$14,604	$15,458
4/30/2000	$14,096	$14,928
5/31/2000	$14,852	$15,748
6/30/2000	$15,369	$16,354
7/31/2000	$15,388	$16,406
8/31/2000	$15,017	$16,037
9/30/2000	$14,341	$15,153
10/31/2000	$14,418	$15,285
11/30/2000	$14,959	$15,925
12/31/2000	$16,302	$17,395
1/31/2001	$15,964	$17,027
2/28/2001	$14,988	$15,902
3/31/2001	$13,616	$14,337
4/30/2001	$13,790	$14,689
5/31/2001	$13,490	$14,508
6/30/2001	$12,959	$13,973
7/31/2001	$13,287	$13,750
8/31/2001	$12,603	$13,728
9/30/2001	$11,766	$13,096
10/31/2001	$11,844	$13,091
11/30/2001	$12,116	$13,315
12/31/2001	$12,238	$13,577
1/31/2002	$11,625	$12,826
2/28/2002	$11,917	$13,201
3/31/2002	$12,783	$14,049
4/30/2002	$13,153	$14,427
5/31/2002	$13,601	$14,998
6/30/2002	$13,085	$14,402
7/31/2002	$11,420	$12,671
8/31/2002	$11,284	$12,654
9/30/2002	$10,486	$11,825
10/31/2002	$10,729	$12,226
11/30/2002	$11,138	$12,532
12/31/2002	$10,836	$12,207
1/31/2003	$10,465	$11,790
2/28/2003	$9,879	$11,165
3/31/2003	$9,821	$11,101
4/30/2003	$10,943	$12,361
5/31/2003	$11,412	$13,121
6/30/2003	$11,412	$13,106
7/31/2003	$11,880	$13,623
8/31/2003	$11,949	$13,499
9/30/2003	$12,378	$14,085
10/31/2003	$12,739	$14,397
11/30/2003	$13,384	$15,165
12/31/2003	$14,433	$16,368
1/31/2004	$14,756	$16,795
2/29/2004	$14,835	$16,885
3/31/2004	$14,512	$16,466
4/30/2004	$14,600	$16,678
5/31/2004	$14,786	$16,811
6/30/2004	$14,805	$16,817
7/31/2004	$14,306	$16,245
8/31/2004	$14,286	$16,050

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Swiss equity market, as measured by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 19.56%, while the Index returned 18.90%.

Regulatory restraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index constituent at its index weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the 5/50 Rule, precludes the sum of all the securities weighted 5% or more in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of August 31, 2004, approximately 72% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the Fund’s return relative to the Index’s return during the reporting period.

Like many of its European neighbors, Switzerland attempted to revive itself from economic slowdown during the reporting period. Because exports account for about 2/3 of gross domestic product, and about 2/3 of its exports are bought by the Euro region, Sweden’s economic prosperity is largely dependent on the fiscal health of its European neighbors and, to a lesser extent, of the United States. Early in the reporting period, Swiss leading economic indicators rose to top their highest levels in more than 2-1/2 years. The levels proved difficult to sustain, however, as the global economy struggled with recovery.

The ten largest holdings in the Fund represented roughly 71% of its net assets as of August 31, 2004. Among the Fund’s ten largest holdings, cement company Holcim Ltd. (whose registered shares represented 3.95% of the net assets of the Fund as of August 31, 2004) was a top performer during the reporting period.

Pharmaceutical company Novartis AG (the Fund’s largest holding at 19.59% of net assets as of August 31, 2004) in July announced a profit in excess of analysts’ expectations, and delivered gains for the reporting period.

Nestle SA, whose registered shares represented 11.53% of the net assets of the Fund as of August 31, 2004, got off to a strong start in the reporting period, but finished in negative territory. The company, which is the world’s largest food company, declined late in the reporting period.

Financial giant UBS AG (whose registered shares represented 8.94% of the Fund’s net assets as of August 31, 2004) gained during the reporting period, but fellow financial companies Credit Suisse Group (4.59% of the net assets of the Fund as of August 31, 2004), Zurich Financial Services AG (4.21% of the net assets of the Fund as of August 31, 2004) and Swiss Reinsurance Co. (3.85% of the net assets of the Fund as of August 31, 2004) all experienced losses during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	21

Managers’ Discussion & Analysis

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.77%	26.59%	25.90%	(1.94)%	(1.86)%	(1.21)%	6.70%	6.83%	7.37%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.77%	26.59%	25.90%	(9.32)%	(8.98)%	(5.92)%	73.21%	75.05%	82.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI UNITED KINGDOM INDEX FUND	MSCI UNITED KINGDOM INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,206	$10,183
4/30/1996	$10,371	$10,381
5/31/1996	$10,470	$10,503
6/30/1996	$10,412	$10,441
7/31/1996	$10,478	$10,514
8/31/1996	$11,041	$11,059
9/30/1996	$11,284	$11,315
10/31/1996	$11,788	$11,851
11/30/1996	$12,418	$12,527
12/31/1996	$12,827	$12,961
1/31/1997	$12,413	$12,580
2/28/1997	$12,768	$12,973
3/31/1997	$12,970	$13,110
4/30/1997	$13,173	$13,352
5/31/1997	$13,806	$13,962
6/30/1997	$13,974	$14,156
7/31/1997	$14,616	$14,819
8/31/1997	$14,405	$14,576
9/30/1997	$15,584	$15,841
10/31/1997	$14,990	$15,239
11/30/1997	$15,051	$15,314
12/31/1997	$15,501	$15,892
1/31/1998	$16,314	$16,664
2/28/1998	$17,432	$17,820
3/31/1998	$18,358	$18,762
4/30/1998	$18,358	$18,802
5/31/1998	$17,659	$18,108
6/30/1998	$18,088	$18,387
7/31/1998	$17,782	$18,019
8/31/1998	$16,564	$16,714
9/30/1998	$16,178	$16,373
10/31/1998	$17,110	$17,371
11/30/1998	$17,854	$18,148
12/31/1998	$18,356	$18,721
1/31/1999	$18,194	$18,528
2/28/1999	$18,581	$18,939
3/31/1999	$19,256	$19,529
4/30/1999	$20,030	$20,285
5/31/1999	$18,905	$19,162
6/30/1999	$18,941	$19,212
7/31/1999	$19,157	$19,504
8/31/1999	$19,102	$19,428
9/30/1999	$18,744	$19,114
10/31/1999	$19,263	$19,673
11/30/1999	$19,404	$19,916
12/31/1999	$20,584	$21,052
1/31/2000	$18,661	$19,124
2/29/2000	$18,007	$18,520
3/31/2000	$19,420	$19,885
4/30/2000	$18,642	$19,055
5/31/2000	$18,094	$18,412
6/30/2000	$18,238	$18,584
7/31/2000	$18,334	$18,710
8/31/2000	$18,528	$18,909
9/30/2000	$17,983	$18,391
10/31/2000	$18,094	$18,521
11/30/2000	$17,054	$17,432
12/31/2000	$18,182	$18,624
1/31/2001	$17,808	$18,317
2/28/2001	$16,727	$17,105
3/31/2001	$15,898	$16,333
4/30/2001	$16,848	$17,358
5/31/2001	$16,323	$16,780
6/30/2001	$15,747	$16,190
7/31/2001	$15,656	$16,143
8/31/2001	$15,526	$16,003
9/30/2001	$14,396	$14,914
10/31/2001	$14,673	$15,184
11/30/2001	$14,910	$15,435
12/31/2001	$15,284	$15,813
1/31/2002	$14,679	$15,156
2/28/2002	$14,585	$15,081
3/31/2002	$15,253	$15,787
4/30/2002	$15,295	$15,826
5/31/2002	$15,096	$15,620
6/30/2002	$14,460	$14,960
7/31/2002	$13,479	$13,953
8/31/2002	$13,323	$13,808
9/30/2002	$11,956	$12,379
10/31/2002	$12,874	$13,349
11/30/2002	$13,250	$13,751
12/31/2002	$12,954	$13,454
1/31/2003	$12,035	$12,505
2/28/2003	$11,843	$12,304
3/31/2003	$11,822	$12,292
4/30/2003	$13,018	$13,570
5/31/2003	$13,808	$14,403
6/30/2003	$13,915	$14,527
7/31/2003	$13,990	$14,617
8/31/2003	$13,883	$14,517
9/30/2003	$14,363	$15,031
10/31/2003	$15,325	$16,052
11/30/2003	$15,762	$16,528
12/31/2003	$16,936	$17,767
1/31/2004	$16,870	$17,713
2/29/2004	$17,630	$18,522
3/31/2004	$17,211	$18,088
4/30/2004	$17,068	$17,961
5/31/2004	$17,432	$18,352
6/30/2004	$17,421	$18,356
7/31/2004	$17,244	$18,173
8/31/2004	$17,321	$18,277

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the British equity market, as measured by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 24.77%, while the Index returned 25.90%.

The United Kingdom was one of the fastest growing European economies during the reporting period. A broad-based recovery led to ever increasing consumer spending and fears of the economy becoming overheated. In response, the Bank of England in late 2003 began a course of raising interest rates in small, deliberate steps. By August 2004, the slowest manufacturing growth in six months, combined with weakening retail sales levels suggested that the interest rate tightening was achieving its desired effect, and reduced the likelihood of the Bank of England raising the benchmark interest rate to 5.25%, as most economists had predicted.

BP PLC, the largest Fund holding at 10.01% of net assets as of August 31, 2004, was a strong performer during the reporting period.

Vodafone Group PLC (7.89% of the net assets of the Fund as of August 31, 2004) moved in step with its telecommunications counterparts around the world, posting strong gains during the first half of the reporting period, and then retracing some of those gains to finish the reporting period with more modest gains.

As markets improved and equity valuations rose, financial companies also generally performed well. Barclays PLC (an affiliate of the Fund’s investment adviser and 3.09% of the net assets of the Fund as of August 31, 2004) and Lloyds TSB Group PLC (2.16% of the net assets of the Fund as of August 31, 2004) gained during the reporting period, as did HSBC Holdings PLC (8.84% of the net assets of the Fund as of August 31, 2004).

Pharmaceutical companies showed mixed results during the reporting period. AstraZeneca PLC (3.98% of the net assets of the Fund as of August 31, 2004) posted positive returns for the reporting period. GlaxoSmithKline PLC (6.22% of the net assets of the Fund as of August 31, 2004) lost ground for the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	23

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Austria
Actual	$1,000.00	$1,121.80	0.74%	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.74	3.76
Belgium
Actual	1,000.00	1,040.20	0.74	3.79
Hypothetical (5% return before expenses)	1,000.00	1,021.39	0.74	3.76
EMU
Actual	1,000.00	943.00	0.75	3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.35	0.75	3.81
France
Actual	1,000.00	967.30	0.75	3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.75	3.81

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Germany
Actual	$1,000.00	$923.40	0.77%	$3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.77	3.91
Italy
Actual	1,000.00	988.30	0.81	4.05
Hypothetical (5% return before expenses)	1,000.00	1,021.04	0.81	4.11
Netherlands
Actual	1,000.00	938.40	0.74	3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.43	0.74	3.76
Spain
Actual	1,000.00	943.20	0.76	3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.34	0.76	3.86
Sweden
Actual	1,000.00	994.70	0.97	4.86
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.97	4.93
Switzerland
Actual	1,000.00	963.00	0.75	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.35	0.75	3.81
United Kingdom
Actual	1,000.00	982.50	0.73	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.73	3.71

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	25

Schedule of Investments

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS 99.88%

AIRLINES – 0.64%
Austrian Airlines AG1	28,648	$368,700

		368,700

BANKS – 25.17%
Bank Austria Creditanstalt AG	45,356	2,871,812
Erste Bank der Oesterreichischen Sparkassen AG2	307,904	11,708,584

		14,580,396

BUILDING MATERIALS – 4.71%
Wienerberger Baustoffindustrie AG2	75,276	2,726,191

		2,726,191

CHEMICALS – 2.31%
Lenzing AG	6,596	1,337,089

		1,337,089

ELECTRIC – 4.80%
Oesterreichische Elektrizitaetswirtschafts AG Class A	15,368	2,781,899

		2,781,899

ENGINEERING & CONSTRUCTION – 8.48%
Flughafen Wien AG	40,903	2,346,781
VA Technologie AG1,2	39,406	2,562,121

		4,908,902

ENVIRONMENTAL CONTROL – 0.53%
BWT AG	13,770	307,249

		307,249

FOREST PRODUCTS & PAPER – 3.89%
Mayr-Melnhof Karton AG	17,052	2,255,109

		2,255,109

INSURANCE – 2.03%
Generali Holding Vienna AG	38,726	1,177,534

		1,177,534

IRON & STEEL – 8.94%
Boehler-Uddeholm AG	28,764	2,405,034
Voest-Alpine AG	56,508	2,769,629

		5,174,663

MANUFACTURING – 2.32%
RHI AG1,2	62,254	1,345,187

		1,345,187

Security	Shares or Principal	Value
OIL & GAS – 12.63%
OMV AG2	32,028	$7,316,864

		7,316,864

REAL ESTATE – 7.11%
CA Immobilien Anlagen AG1,2	60,240	1,444,427
Immofinanz Immobilien Anlage AG1	330,276	2,673,220

		4,117,647

TELECOMMUNICATIONS – 16.32%
Telekom Austria AG2	676,430	9,453,752

		9,453,752

TOTAL COMMON STOCKS (Cost: $45,906,899)		57,851,182

SHORT-TERM INVESTMENTS – 10.78%

FLOATING RATE NOTES – 2.78%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$27,233	27,230
1.52%, 10/12/04[3,4]	22,694	22,694
1.56%, 09/15/04[3,4]	45,389	45,389
1.64%, 03/15/05[3,4]	22,694	22,704
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	34,042	34,041
1.38%, 11/22/04[3]	11,347	11,347
1.40%, 10/29/04[3]	45,389	45,389
CC USA Inc.
1.45%, 05/04/05[3,4]	45,389	45,383
1.61%, 07/29/05[3,4]	45,389	45,376
Den Danske Bank NY
1.51%, 08/12/05[3]	45,389	45,376
1.56%, 08/26/05[3]	45,389	45,375
Depfa Bank PLC
1.27%, 06/15/05[3]	45,389	45,389
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	37,673	37,663
Five Finance Inc.
1.42%, 04/29/05[3,4]	36,311	36,309
Gemini Securitization Corp.
1.53%, 09/09/04[3]	22,694	22,687

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2004

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	$29,049	$29,047
1.58%, 04/22/05[3]	45,389	45,389
K2 USA LLC
1.45%, 06/10/05[3,4]	45,389	45,384
1.57%, 09/27/04[3,4]	49,020	49,019
1.61%, 07/25/05[3,4]	22,694	22,690
Links Finance LLC
1.55%, 04/15/05[3,4]	45,389	45,383
1.68%, 04/25/05[3]	45,389	45,408
Nationwide Building Society
1.59%, 07/28/05[3]	45,389	45,389
1.63%, 12/09/04[3,4]	37,673	37,504
Nordea Bank PLC
2.11%, 06/07/05[3]	45,389	45,382
Northern Rock PLC
1.56%, 01/13/05[3,4]	43,119	43,119
Permanent Financing PLC
1.52%, 03/10/05[3]	45,389	45,389
1.53%, 12/10/04[3]	22,694	22,694
1.55%, 06/10/05[3]	20,425	20,425
Sigma Finance Inc.
1.52%, 10/07/04[3]	45,389	45,388
1.57%, 11/15/04[3]	45,389	45,388
1.59%, 09/15/05[3]	34,042	34,045
Tango Finance Corp.
1.52%, 04/07/05[3,4]	16,658	16,657
1.56%, 01/18/05[3,4]	19,971	19,970
1.59%, 07/25/05[3,4]	45,389	45,385
1.66%, 05/17/05[3,4]	37,673	37,671
1.70%, 02/25/05[3,4]	25,418	25,415
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	11,243	11,224
1.48%, 06/15/05[3,4]	22,694	22,690
1.56%, 09/15/04[3,4]	22,694	22,694
1.56%, 07/15/05[3,4]	34,042	34,036
White Pine Finance LLC
1.46%, 07/05/05[3]	22,694	22,690
1.55%, 04/15/05[3,4]	34,042	34,037
1.55%, 07/11/05[3]	11,347	11,346
1.56%, 11/15/04[3,4]	27,233	27,233

Security	Shares or Principal	Value
1.57%, 06/15/05[3,4]	$18,609	$18,609
1.58%, 03/29/05[3]	19,517	19,515
1.58%, 08/26/05[3,4]	22,694	22,690
1.68%, 05/20/05[3]	20,425	20,423

		1,611,680

MONEY MARKET FUNDS – 2.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	708,658	708,658
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	499,276	499,276
BlackRock Temp Cash Money Market Fund[3]	22,913	22,913
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	30,510	30,510

		1,261,357

COMMERCIAL PAPER – 1.99%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	22,694	22,688
1.51%, 09/02/04[3]	20,425	20,424
1.54%, 09/14/04[3]	22,694	22,682
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	9,078	9,075
1.53%, 09/16/04[3]	22,330	22,316
1.54%, 09/15/04[3]	22,694	22,681
1.54%, 09/22/04[3]	11,347	11,337
Barton Capital Corp.
1.53%, 09/08/04[3]	22,694	22,688
1.53%, 09/09/04[3]	53,010	52,992
1.53%, 09/13/04[3]	32,678	32,661
1.53%, 09/14/04[3]	11,347	11,341
1.54%, 09/17/04[3]	13,617	13,607
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	22,694	22,688
1.53%, 09/15/04[3]	9,078	9,072
Cantabric Finance LLC
1.55%, 09/17/04[3]	9,078	9,072
Corporate Asset Funding
1.42%, 09/03/04[3]	13,617	13,616

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2004

Security	Principal	Value
CRC Funding LLC
1.42%, 09/03/04[3]	$22,694	$22,693
Delaware Funding Corp.
1.50%, 09/09/04[3]	22,694	22,687
1.53%, 09/10/04[3]	36,311	36,297
1.53%, 09/20/04[3]	15,432	15,420
Edison Asset Securitization
1.07%, 09/21/04[3]	22,694	22,681
1.45%, 11/09/04[3]	45,389	45,263
1.52%, 09/08/04[3]	45,389	45,375
1.59%, 12/02/04[3]	45,389	45,204
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	13,617	13,616
1.53%, 09/07/04[3]	22,694	22,689
1.53%, 09/17/04[3]	13,617	13,607
1.53%, 09/21/04[3]	11,347	11,338
1.53%, 09/22/04[3]	22,694	22,674
1.54%, 09/14/04[3]	34,042	34,022
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	22,694	22,537
GIRO Funding US Corp.
1.54%, 09/09/04[3]	22,694	22,687
1.55%, 10/15/04[3]	29,764	29,707
Grampian Funding LLC
1.26%, 10/22/04[3]	45,389	45,308
1.44%, 10/27/04[3]	45,389	45,287
1.59%, 11/30/04[3]	22,694	22,604
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	11,347	11,347
1.53%, 09/20/04[3]	11,347	11,338
1.53%, 09/23/04[3]	15,886	15,871
1.54%, 09/15/04[3]	27,233	27,217
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	31,631	31,631
1.51%, 09/08/04[3]	18,156	18,150
1.52%, 09/09/04[3]	11,347	11,343
1.53%, 09/21/04[3]	22,694	22,675
Receivables Capital Corp.
1.54%, 09/14/04[3]	13,617	13,609
Scaldis Capital LLC
1.48%, 09/01/04[3]	24,964	24,964
Sydney Capital Corp.
1.25%, 10/22/04[3]	15,105	15,079
1.55%, 09/16/04[3]	13,617	13,608
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	18,156	18,145
1.54%, 09/23/04[3]	11,347	11,337
Windmill Funding Corp.
1.52%, 09/09/04[3]	11,347	11,343
1.52%, 09/10/04[3]	15,886	15,880

		1,154,173

TIME DEPOSITS – 1.75%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	45,389	45,389
1.33%, 02/10/05[3]	22,694	22,693
1.39%, 02/02/05[3]	22,694	22,693
1.39%, 04/08/05[3]	31,772	31,761
1.40%, 10/25/04[3]	45,389	45,388
Bank of New York
1.39%, 11/01/04[3]	45,389	45,388
1.60%, 12/03/04[3]	11,347	11,346
Bank of Nova Scotia
1.13%, 10/06/04[3]	45,389	45,389
1.24%, 10/07/04[3]	34,042	34,041
1.42%, 10/29/04[3]	34,042	34,042
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	45,389	45,390
1.49%, 08/09/05[3]	45,389	45,377
1.54%, 06/23/05[3]	45,389	45,378
1.56%, 06/10/05[3]	22,694	22,700
Norddeutsche Landesbank
1.59%, 07/27/05[3]	45,389	45,374
Prudential Funding LLC
1.60%, 12/01/04[3]	22,694	22,603
SouthTrust Bank
1.55%, 09/01/04[3]	90,778	90,778
Toronto-Dominion Bank
1.22%, 03/23/05[3]	79,430	79,423
1.34%, 02/10/05[3]	18,156	18,154
1.41%, 11/01/04[3]	34,042	34,042

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

August 31, 2004

Security	Principal	Value
1.53%, 09/13/04[3]	$22,694	$22,694
1.77%, 05/10/05[3]	22,694	22,693
1.90%, 05/11/05[3]	22,694	22,693
UBS Finance (Delaware)
1.10%, 09/08/04[3]	45,389	45,379
1.11%, 12/17/04[3]	68,083	67,859
1.14%, 09/29/04[3]	45,389	45,349

		1,014,016

REPURCHASE AGREEMENTS – 1.55%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	136,167	136,167
Bank of America, N.A
1.59%, 09/01/04[3,6]	260,986	260,986
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	226,944	226,944
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	45,389	45,389
1.59%, 09/01/04[3,6]	226,944	226,944

		896,430

U.S. GOVERNMENT AGENCY NOTES – 0.28%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	31,772	31,835
1.80%, 01/18/05[3]	21,106	20,959
1.80%, 01/19/05[3]	22,694	22,536
2.06%, 05/31/05[3]	22,628	22,275
Federal National Mortgage Association
2.33%, 07/22/05[3]	68,083	66,659

		164,264

MEDIUM-TERM NOTES – 0.25%
CC USA Inc.
1.29%, 04/15/05[3,4]	45,389	45,386
1.51%, 02/15/05[3,4]	29,503	29,524
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	34,042	34,041
K2 USA LLC
1.46%, 01/12/05[3,4]	22,694	22,694
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	11,347	11,346

		142,991

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,244,911)		$6,244,911

TOTAL INVESTMENTS IN SECURITIES – 110.66% (Cost: $52,151,810)		64,096,093

Other Assets, Less Liabilities – (10.66%)		(6,175,873)

NET ASSETS – 100.00%		$57,920,220

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	34.31%	$19,875,577
Communications	16.32	9,453,752
Industrial	16.04	9,287,529
Basic Materials	15.14	8,766,861
Energy	12.63	7,316,864
Utilities	4.80	2,781,899
Consumer Cyclical	0.64	368,700
Short-Term and Other Net Assets	0.12	69,038

TOTAL	100.00%	$57,920,220

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%

BANKS – 41.60%
Dexia Group[1]	178,038	$3,065,957
Fortis[1]	271,278	6,026,626
KBC Bankverzekeringsholdings SA1	20,454	1,230,458

		10,323,041

BEVERAGES – 4.78%
Interbrew SA	37,002	1,185,820

		1,185,820

CHEMICALS – 4.81%
Solvay SA1	14,196	1,193,003

		1,193,003

DIVERSIFIED FINANCIAL SERVICES – 0.96%
Algemene Maatschappij voor Nijverheidskredit NV	3,822	238,979

		238,979

ELECTRIC – 10.62%
Electrabel SA	7,854	2,634,411

		2,634,411

ELECTRICAL COMPONENTS & EQUIPMENT – 1.14%
Bekaert NV	4,494	282,089

		282,089

ELECTRONICS – 1.10%
Barco NV	3,276	272,721

		272,721
FOOD – 7.57%
Colruyt NV	5,040	663,350
Delhaize Group[1]	21,588	1,213,673

		1,877,023

HOLDING COMPANIES – DIVERSIFIED – 4.89%
Groupe Bruxelles Lambert SA	19,404	1,214,457

		1,214,457

MANUFACTURING – 3.57%
AGFA-Gevaert NV1	32,214	886,740

		886,740

MINING – 2.04%
Umicore[1]	7,518	506,169

		506,169

Security	Shares or Principal	Value
PHARMACEUTICALS – 5.89%
Omega Pharma SA	5,670	$283,554
UCB SA	24,234	1,178,063

		1,461,617

REAL ESTATE INVESTMENT TRUSTS – 2.08%
Cofinimmo[1]	3,696	515,204

		515,204

RETAIL – 1.14%
SA D’Ieteren NV1	1,389	282,917

		282,917

TELECOMMUNICATIONS – 7.14%
Belgacom SA1,2	36,834	1,228,334
Mobistar SA2	7,938	542,647

		1,770,981

TRANSPORTATION – 0.56%
Compagnie Maritime Belge SA1	924	139,244

		139,244

TOTAL COMMON STOCKS (Cost: $23,843,363)		24,784,416

SHORT-TERM INVESTMENTS – 44.08%

FLOATING RATE NOTES – 11.42%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$47,867	47,861
1.52%, 10/12/04[3,4]	39,889	39,889
1.56%, 09/15/04[3,4]	79,779	79,778
1.64%, 03/15/05[3,4]	39,889	39,906
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	59,834	59,833
1.38%, 11/22/04[3]	19,945	19,945
1.40%, 10/29/04[3]	79,779	79,778
CC USA Inc.
1.45%, 05/04/05[3,4]	79,779	79,768
1.61%, 07/29/05[3,4]	79,779	79,757
Den Danske Bank NY
1.51%, 08/12/05[3]	79,779	79,756
1.56%, 08/26/05[3]	79,779	79,755
Depfa Bank PLC
1.27%, 06/15/05[3]	79,779	79,779

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2004

Security	Principal	Value
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	$66,216	$66,198
Five Finance Inc.
1.42%, 04/29/05[3,4]	63,823	63,819
Gemini Securitization Corp.
1.53%, 09/09/04[3]	39,889	39,876
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	51,058	51,056
1.58%, 04/22/05[3]	79,779	79,779
K2 USA LLC
1.45%, 06/10/05[3,4]	79,779	79,771
1.57%, 09/27/04[3,4]	86,161	86,160
1.61%, 07/25/05[3,4]	39,889	39,882
Links Finance LLC
1.55%, 04/15/05[3,4]	79,779	79,769
1.68%, 04/25/05[3]	79,779	79,812
Nationwide Building Society
1.59%, 07/28/05[3]	79,779	79,779
1.63%, 12/09/04[3,4]	66,216	65,919
Nordea Bank PLC
2.11%, 06/07/05[3]	79,779	79,766
Northern Rock PLC
1.56%, 01/13/05[3,4]	75,790	75,790
Permanent Financing PLC
1.52%, 03/10/05[3]	79,779	79,779
1.53%, 12/10/04[3]	39,889	39,889
1.55%, 06/10/05[3]	35,900	35,900
Sigma Finance Inc.
1.52%, 10/07/04[3]	79,779	79,777
1.57%, 11/15/04[3]	79,779	79,778
1.59%, 09/15/05[3]	59,834	59,839
Tango Finance Corp.
1.52%, 04/07/05[3,4]	29,279	29,277
1.56%, 01/18/05[3,4]	35,103	35,101
1.59%, 07/25/05[3,4]	79,779	79,771
1.66%, 05/17/05[3,4]	66,216	66,214
1.70%, 02/25/05[3,4]	44,676	44,672
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	19,761	19,727
1.48%, 06/15/05[3,4]	39,889	39,882
1.56%, 09/15/04[3,4]	39,889	39,889
1.56%, 07/15/05[3,4]	59,834	59,823

Security	Shares or Principal	Value
White Pine Finance LLC
1.46%, 07/05/05[3]	$39,889	$39,882
1.55%, 04/15/05[3,4]	59,834	59,827
1.55%, 07/11/05[3]	19,945	19,943
1.56%, 11/15/04[3,4]	47,867	47,867
1.57%, 06/15/05[3,4]	32,709	32,710
1.58%, 03/29/05[3]	34,305	34,300
1.58%, 08/26/05[3,4]	39,889	39,881
1.68%, 05/20/05[3]	35,900	35,898

		2,832,807

MONEY MARKET FUNDS – 8.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	1,207,457	1,207,457
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	877,564	877,564
BlackRock Temp Cash Money Market Fund[3]	40,273	40,273
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	53,627	53,627

		2,178,921

COMMERCIAL PAPER – 8.18%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	39,889	39,878
1.51%, 09/02/04[3]	35,900	35,899
1.54%, 09/14/04[3]	39,889	39,867
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	15,956	15,951
1.53%, 09/16/04[3]	39,249	39,224
1.54%, 09/15/04[3]	39,889	39,865
1.54%, 09/22/04[3]	19,945	19,927
Barton Capital Corp.
1.53%, 09/08/04[3]	39,889	39,877
1.53%, 09/09/04[3]	93,174	93,142
1.53%, 09/13/04[3]	57,437	57,408
1.53%, 09/14/04[3]	19,945	19,934
1.54%, 09/17/04[3]	23,934	23,917

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2004

Security	Principal	Value
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	$39,889	$39,878
1.53%, 09/15/04[3]	15,956	15,946
Cantabric Finance LLC
1.55%, 09/17/04[3]	15,956	15,945
Corporate Asset Funding
1.42%, 09/03/04[3]	23,934	23,931
CRC Funding LLC
1.42%, 09/03/04[3]	39,889	39,886
Delaware Funding Corp.
1.50%, 09/09/04[3]	39,889	39,876
1.53%, 09/10/04[3]	63,823	63,798
1.53%, 09/20/04[3]	27,125	27,103
Edison Asset Securitization
1.07%, 09/21/04[3]	39,889	39,866
1.45%, 11/09/04[3]	79,779	79,557
1.52%, 09/08/04[3]	79,779	79,755
1.59%, 12/02/04[3]	79,779	79,454
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	23,934	23,932
1.53%, 09/07/04[3]	39,889	39,880
1.53%, 09/17/04[3]	23,934	23,917
1.53%, 09/21/04[3]	19,945	19,928
1.53%, 09/22/04[3]	39,889	39,854
1.54%, 09/14/04[3]	59,834	59,801
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	39,889	39,613
GIRO Funding US Corp.
1.54%, 09/09/04[3]	39,889	39,876
1.55%, 10/15/04[3]	52,315	52,216
Grampian Funding LLC
1.26%, 10/22/04[3]	79,779	79,637
1.44%, 10/27/04[3]	79,779	79,600
1.59%, 11/30/04[3]	39,889	39,731
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	19,945	19,944
1.53%, 09/20/04[3]	19,945	19,929
1.53%, 09/23/04[3]	27,922	27,896
1.54%, 09/15/04[3]	47,867	47,838
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	55,598	55,598
1.51%, 09/08/04[3]	31,911	31,902
1.52%, 09/09/04[3]	19,945	19,938
1.53%, 09/21/04[3]	39,889	39,855
Receivables Capital Corp.
1.54%, 09/14/04[3]	23,934	23,920
Scaldis Capital LLC
1.48%, 09/01/04[3]	43,878	43,879
Sydney Capital Corp.
1.25%, 10/22/04[3]	26,550	26,503
1.55%, 09/16/04[3]	23,934	23,918
Thames Asset Global
Securitization No. 1 Inc.
1.54%, 09/15/04[3]	31,911	31,892
1.54%, 09/23/04[3]	19,945	19,926
Windmill Funding Corp.
1.52%, 09/09/04[3]	19,945	19,938
1.52%, 09/10/04[3]	27,922	27,912

		2,028,657

TIME DEPOSITS – 7.18%
Abbey National Treasury
Services PLC
1.25%, 01/06/05[3]	79,779	79,779
1.33%, 02/10/05[3]	39,889	39,887
1.39%, 02/02/05[3]	39,889	39,887
1.39%, 04/08/05[3]	55,845	55,831
1.40%, 10/25/04[3]	79,779	79,777
Bank of New York
1.39%, 11/01/04[3]	79,779	79,777
1.60%, 12/03/04[3]	19,945	19,942
Bank of Nova Scotia
1.13%, 10/06/04[3]	79,779	79,779
1.24%, 10/07/04[3]	59,834	59,833
1.42%, 10/29/04[3]	59,834	59,835
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	79,779	79,780
1.49%, 08/09/05[3]	79,779	79,756
1.54%, 06/23/05[3]	79,779	79,759
1.56%, 06/10/05[3]	39,889	39,899

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INDEX FUND

August 31, 2004

Security	Principal	Value
Norddeutsche Landesbank
1.59%, 07/27/05[3]	$79,779	$79,753
Prudential Funding LLC
1.60%, 12/01/04[3]	39,889	39,728
SouthTrust Bank
1.55%, 09/01/04[3]	159,557	159,557
Toronto-Dominion Bank
1.22%, 03/23/05[3]	139,612	139,599
1.34%, 02/10/05[3]	31,911	31,909
1.41%, 11/01/04[3]	59,834	59,833
1.53%, 09/13/04[3]	39,889	39,889
1.77%, 05/10/05[3]	39,889	39,887
1.90%, 05/11/05[3]	39,889	39,887
UBS Finance (Delaware)
1.10%, 09/08/04[3]	79,779	79,761
1.11%, 12/17/04[3]	119,668	119,273
1.14%, 09/29/04[3]	79,779	79,708

		1,782,305

REPURCHASE AGREEMENTS – 6.35%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	239,336	239,336
Bank of America, N.A.
1.59%, 09/01/04[3,6]	458,727	458,727
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	398,893	398,893
Merrill Lynch Government
Securities Inc.
1.57%, 09/01/04[3,6]	79,779	79,779
1.59%, 09/01/04[3,6]	398,893	398,893

		1,575,628

U.S. GOVERNMENT AGENCY NOTES – 1.16%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	55,845	55,956
1.80%, 01/18/05[3]	37,097	36,840
1.80%, 01/19/05[3]	39,889	39,610
2.06%, 05/31/05[3]	39,772	39,153
Federal National Mortgage Association
2.33%, 07/22/05[3]	119,668	117,164

		288,723

MEDIUM-TERM NOTES – 1.01%
CC USA Inc.
1.29%, 04/15/05[3,4]	79,779	79,774
1.51%, 02/15/05[3,4]	51,856	51,893
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	59,834	59,833
K2 USA LLC
1.46%, 01/12/05[3,4]	39,889	39,888
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	19,945	19,943

		251,331

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,938,372)		10,938,372

TOTAL INVESTMENTS IN SECURITIES – 143.97% (Cost: $34,781,735)		35,722,788

Other Assets, Less Liabilities – (43.97%)		(10,910,183)

NET ASSETS – 100.00%		$24,812,605

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	44.64%	$11,077,224
Consumer Non-Cyclical	18.24	4,524,460
Utilities	10.62	2,634,411
Communications	7.14	1,770,981
Basic Materials	6.85	1,699,172
Industrial	6.37	1,580,794
Diversified	4.89	1,214,457
Consumer Cyclical	1.14	282,917
Short-Term and Other Net Assets	0.11	28,189

TOTAL	100.00%	$24,812,605

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 97.82%

AUSTRIA – 0.99%
Bank Austria Creditanstalt	5,280	$334,314
Boehler-Uddeholm AG	1,210	101,171
Erste Bank der Oesterreichischen Sparkassen AG	16,720	635,807
Flughafen Wien AG	220	12,622
Immofinanz Immobilien Anlage AG1	31,082	251,575
Mayr-Melnhof Karton AG	990	130,926
Oesterreichische Elektrizitaetswirtschafts AG Class A	880	159,297
OMV AG	1,980	452,335
RHI AG1,2	3,190	68,930
Telekom Austria AG	35,420	495,028
VA Technologie AG1	2,090	135,889
Voest-Alpine AG	3,300	161,743
Wienerberger Baustoffindustrie AG2	8,360	302,765

		3,242,402

BELGIUM – 3.93%
AGFA-Gevaert NV	10,926	300,755
Barco NV2	1,870	155,674
Bekaert NV	2,640	165,713
Belgacom SA1	20,240	674,960
Cofinimmo[2]	854	119,043
Colruyt NV	2,860	376,425
Compagnie Maritime Belge SA2	770	116,037
Delhaize Group[2]	9,460	531,839
Dexia Group[2]	87,560	1,507,853
Electrabel SA2	3,630	1,217,585
Fortis[2]	155,760	3,460,315
Groupe Bruxelles Lambert SA	9,662	604,725
Interbrew SA	21,984	704,531
KBC Bankverzekeringsholding[2]	14,520	873,485
Mobistar SA1	3,752	256,489
Omega Pharma SA	2,860	143,027
SA D’Ieteren NV2	440	89,621
Solvay SA	8,910	748,779
UCB SA	11,880	577,511
Umicore[2]	3,410	229,587

		12,853,954

FINLAND – 3.95%
Amer Group Ltd.	2,860	133,643
Elisa OYJ Class A1	17,710	210,064
Fortum OYJ[2]	44,440	623,792
KCI Konecranes OYJ	2,310	82,929
Kesko OYJ Class B2	8,030	175,172
Kone OYJ Class B	5,390	325,558
Metso OYJ[2]	15,510	199,803
Nokia OYJ	591,250	6,912,414
Nokian Renkaat OYJ[2]	1,320	135,362
Orion-Yhtyma OYJ Class B2	3,850	110,656
Outokumpu OYJ[2]	15,290	239,521
Pohjola Group PLC Class D2	7,590	79,696
Rautaruukki OYJ[2]	16,951	154,504
Sampo OYJ Class A2	40,700	402,132
Stora Enso OYJ Class R	83,490	1,115,105
TietoEnator OYJ[2]	11,330	299,483
UPM-Kymmene OYJ[2]	71,390	1,362,136
Uponor OYJ[2]	5,830	199,803
Wartsila OYJ Class B2	5,390	126,752

		12,888,525

FRANCE – 27.87%
Accor SA2	27,260	1,149,579
Air France[1,2]	14,410	220,132
Alcatel SA Class A1,2	161,590	1,885,251
ALSTOM[1]	573,230	306,524
Arcelor[2]	66,135	1,126,038
Atos Origin SA1	5,720	309,760
Autoroutes du Sud de la France[2]	10,120	441,528
AXA[2]	184,140	3,757,356
BNP Paribas SA2	105,820	6,400,574
Bouygues SA2	25,410	873,617
Business Objects SA1	7,590	140,299
Cap Gemini SA1	15,400	435,513
Carrefour SA2	75,680	3,548,353
CNP Assurances[2]	4,400	266,510
Compagnie de Saint-Gobain	41,030	2,058,376
Compagnie Generale des Etablissements Michelin Class B2	19,140	1,011,149
Credit Agricole SA2	88,000	2,213,790
Dassault Systemes SA2	7,700	330,237

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares	Value
Essilor International SA	12,540	$768,089
Etablissements Economiques du Casino Guichard-Perrachon SA2	4,290	338,104
European Aeronautic Defense and Space Co.[2]	33,110	864,325
France Telecom	145,970	3,446,830
Gecina SA2	3,094	257,005
Groupe Danone	31,900	2,550,939
Hermes International[2]	990	186,728
Imerys SA2	4,840	301,749
Klepierre[2]	2,886	208,337
Lafarge SA2	22,224	1,902,772
Lagardere S.C.A.[2]	16,940	1,015,977
L’Air Liquide SA2	14,630	2,286,550
L’Oreal SA2	40,260	2,673,914
LVMH Moet Hennessy Louis Vuitton SA	32,120	2,053,264
Pernod Ricard SA2	6,979	861,728
Pinault-Printemps-Redoute SA2	8,800	802,098
PSA Peugeot Citroen SA2	22,000	1,317,847
Publicis Groupe[2]	15,840	427,165
Renault SA2	24,750	1,985,193
Sagem SA2	2,349	219,815
Sanofi-Aventis[2]	44,990	3,193,099
Sanofi-Aventis New[1,2]	75,436	5,363,126
Schneider Electric SA	28,494	1,781,650
Societe BIC SA2	4,620	197,019
Societe Generale Class A2	43,450	3,706,896
Societe Television Francaise 1[2]	15,620	438,317
Sodexho Alliance SA2	14,190	372,149
Suez SA2	105,792	2,048,104
Technip-Coflexip SA2	2,541	380,451
Thales SA2	11,550	389,519
Thomson[2]	30,952	586,809
Total SA2	77,660	15,110,270
Unibail Holding[2]	5,661	639,823
Valeo SA2	10,434	410,212
Veolia Environnement[2]	35,970	926,744
Vinci SA2	8,978	958,528
Vivendi Universal SA1	135,960	3,350,909
Zodiac SA2	6,600	217,930

		91,014,570

GERMANY – 19.32%
Adidas-Salomon AG2	5,940	762,530
Allianz AG2	40,700	3,916,952
ALTANA AG2	9,460	512,295
BASF AG2	70,070	3,781,781
Bayer AG2	87,450	2,228,649
Bayerische Hypo-und Vereinsbank AG1	82,099	1,342,970
Beiersdorf AG2	2,274	220,811
Celesio AG	4,180	276,451
Commerzbank AG1	61,270	1,005,229
Continental AG2	17,160	889,238
DaimlerChrysler AG	114,730	4,760,187
Deutsche Bank AG	69,520	4,722,015
Deutsche Boerse AG	14,630	705,326
Deutsche Lufthansa AG1	21,780	253,311
Deutsche Post AG	58,080	1,154,059
Deutsche Telekom AG1	332,420	5,789,177
Douglas Holding AG	4,070	114,655
E.ON AG2	82,170	5,822,907
EPCOS AG1,2	6,820	102,195
Fresenius Medical Care AG2	4,510	328,422
HeidelbergerCement AG2	8,400	369,446
Hypo Real Estate Holding AG1	17,434	556,385
Infineon Technologies AG1	85,470	830,974
KarstadtQuelle AG2	5,830	92,178
Linde AG2	11,220	600,378
MAN AG2	14,410	487,547
Merck KGaA	6,270	329,486
METRO AG2	19,720	914,292
MLP AG2	10,340	152,051
Muenchener Rueckversicherungs-Gesellschaft AG2	23,911	2,258,759
Puma AG	2,090	509,824
RWE AG2	52,140	2,550,471
SAP AG2	27,280	3,970,118
Schering AG2	22,110	1,225,822
Siemens AG2	106,370	7,268,934
Suedzucker AG2	4,950	92,582
ThyssenKrupp AG2	42,240	784,388
TUI AG	15,400	283,167
Volkswagen AG2	29,480	1,130,702

		63,096,664

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares	Value
GREECE – 0.96%
Hellenic Telecommunications Organization SA ADR[2]	193,710	$1,230,059
National Bank of Greece SA ADR	436,305	1,919,742

		3,149,801

IRELAND – 2.74%
Allied Irish Banks PLC	113,740	1,794,202
Bank of Ireland	128,810	1,726,667
CRH PLC	71,170	1,613,958
DCC PLC	11,000	192,504
Depfa Bank PLC	46,860	617,327
Eircom Group PLC[1]	57,970	105,676
Elan Corp. PLC[1]	50,710	1,121,627
Fyffes PLC	43,010	95,132
Grafton Group PLC[1]	25,410	217,092
Greencore Group PLC	26,510	95,042
Independent News & Media PLC	79,530	191,373
Irish Life & Permanent PLC	35,090	533,914
Kerry Group PLC Class A	18,810	390,903
Kingspan Group PLC	20,570	123,994
Ryanair Holdings PLC[1]	21,760	112,655
Waterford Wedgewood PLC[1]	54,496	9,934
Waterford Wedgewood PLC Restricted	9,511	1,734

		8,943,734

ITALY – 11.11%
Alleanza Assicurazioni SpA[2]	63,580	664,511
Arnoldo Mondadori Editore SpA[2]	17,936	163,700
Assicurazioni Generali SpA[2]	126,720	3,301,820
Autogrill SpA[1,2]	22,442	323,194
Autostrade SpA	32,340	646,924
Banca Antonveneta SpA[1,2]	33,440	689,248
Banca Fideuram SpA[2]	43,560	214,401
Banca Intesa SpA[2]	429,925	1,572,688
Banca Monte dei Paschi di Siena SpA[2]	150,480	438,908
Banca Nazionale del Lavoro SpA[1,2]	168,025	387,980
Banca Popolare di Milano Scrl[2]	50,490	311,098
Banca Popolare di Verona e Novara Scrl[2]	47,850	786,798
Banche Popolari Unite Scrl[2]	42,380	683,979
Benetton Group SpA[2]	8,030	87,537
Bulgari SpA[2]	15,510	144,951
Capitalia SpA[2]	191,858	586,410
Edison SpA[1]	114,620	189,723
Enel SpA[2]	316,580	2,443,097
ENI SpA[2]	348,260	7,114,671
Fiat SpA[1,2]	64,496	461,670
Fineco SpA[1,2]	25,194	135,027
Finmeccanica SpA[2]	844,140	559,106
Gruppo Editoriale L’Espresso SpA[2]	22,550	116,197
Italcementi SpA[2]	11,770	159,920
Luxottica Group SpA[2]	18,370	308,086
Mediaset SpA[2]	80,190	820,570
Mediobanca SpA[2]	64,020	763,252
Mediolanum SpA[2]	37,918	225,340
Pirelli SpA[2]	276,670	266,972
Riunione Adriatica di Sicurta SpA[2]	39,406	694,407
Sanpaolo IMI SpA[2]	123,750	1,382,115
Seat Pagine Gialle SpA[1]	481,690	182,059
Snam Rete Gas SpA[2]	94,136	422,149
Telecom Italia Media SpA[1,2]	192,963	68,711
Telecom Italia Mobile SpA[2]	496,210	2,635,302
Telecom Italia SpA[2]	1,071,321	3,202,862
Terna SpA Rights[1]	118,433	265,554
Tiscali SpA[1,2]	26,600	73,544
UniCredito Italiano SpA	580,470	2,779,454

		36,273,935

NETHERLANDS – 14.45%
ABN AMRO Holding NV	204,710	4,338,794
AEGON NV	179,410	1,910,004
Akzo Nobel NV	35,530	1,193,916
ASML Holding NV1,2	62,920	802,900
Corio NV	3,542	155,482
DSM NV	9,790	475,674
Euronext NV2	12,650	343,138
Getronics NV1,2	66,550	112,421
Hagemeyer NV1,2	67,870	119,600
Heineken NV2	32,182	971,512
IHC Caland NV2	3,190	153,134
ING Groep NV	233,750	5,695,731
Koninklijke Ahold NV1	202,760	1,246,856
Koninklijke KPN NV	260,370	1,996,659
Koninklijke Numico NV CVA[1]	19,620	616,134
Koninklijke Philips Electronics NV	172,370	3,967,575

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares	Value
Oce NV2	10,560	$159,650
QIAGEN NV1,2	17,380	154,612
Randstad Holdings NV	5,610	170,923
Reed Elsevier NV2	88,770	1,135,999
Rodamco Europe NV	4,950	319,736
Royal Dutch Petroleum Co.[2]	276,100	13,911,668
TPG NV2	41,030	948,907
Unilever NV CVA	75,130	4,494,056
Vedior NV	21,340	290,466
VNU NV2	30,360	773,351
Wereldhave NV	1,554	132,673
Wolters Kluwer NV CVA[2]	35,860	590,082

		47,181,653

PORTUGAL – 1.17%
Banco BPI SA Registered	54,516	191,472
Banco Comercial Portugues SA Class R2	254,730	535,562
Banco Espirito Santo SA	17,841	291,625
Brisa-Auto Estradas de Portugal SA	65,450	481,225
CIMPOR-Cimentos de Portugal SGPS SA	40,370	205,078
Electricidade de Portugal SA	232,184	643,355
Jeronimo Martins SGPS SA1	8,784	94,903
Portugal Telecom SGPS SA	107,250	1,090,954
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	6,710	144,745
Sonae SGPS SA	139,847	146,162

		3,825,081

SPAIN – 10.93%
Abertis Infraestructuras SA2	37,918	681,081
Acciona SA2	3,080	189,215
Acerinox SA	27,720	375,286
Actividades de Construcciones y Servicios SA	34,713	590,614
Altadis SA2	37,730	1,173,844
Amadeus Global Travel Distribution SA Class A2	45,540	309,377
Antena 3 Television SA1	2,809	138,736
Banco Bilbao Vizcaya Argentaria SA2	426,470	5,664,899
Banco Popular Espanol SA2	21,670	1,172,722
Banco Santander Central Hispano SA2	569,030	5,559,999
Corporacion Mapfre SA2	15,512	176,075
Endesa SA2	125,180	2,315,438
Fomento de Construcciones y
Contratas SA	5,720	209,380
Gamesa Corporacion Tecnologica SA	13,970	197,112
Gas Natural SDG SA2	21,450	510,676
Grupo Ferrovial SA2	8,360	382,419
Iberdrola SA2	102,190	2,085,175
Iberia Lineas Aereas de Espana SA2	59,290	155,639
Indra Sistemas SA2	17,380	221,991
Industria de Diseno Textil SA2	30,037	689,560
Metrovacesa SA	4,180	181,100
NH Hoteles SA2	16,940	175,609
Promotora de Informaciones SA	10,890	172,050
Repsol YPF SA	123,640	2,554,415
Sacyr Vallehermoso SA	15,400	210,364
Sacyr Vallehermoso SA New[1,3]	385	5,259
Sociedad General de Aguas de Barcelona SA Class B2	8,580	150,257
Sogecable SA1,2	5,170	186,859
Telefonica Publicidad e Informacion SA2	24,200	158,227
Telefonica SA	586,960	8,331,723
Union Fenosa SA2	28,490	631,886
Zeltia SA2	22,550	149,083

		35,706,070

SWITZERLAND – 0.40%
STMicroelectronics NV	77,772	1,315,667

		1,315,667

TOTAL COMMON STOCKS (Cost: $318,635,223)		319,492,056

PREFERRED STOCKS – 1.27%

GERMANY – 0.67%
Fresenius Medical Care AG2	3,740	190,899
Henkel KGaA[2]	7,920	573,757
Porsche AG2	1,100	668,081
ProSiebenSat.1 Media AG2	11,975	206,801
RWE AG	4,730	196,422
Volkswagen AG	13,530	358,457

		2,194,417

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
ITALY – 0.60%
Banca Intesa SpA RNC[2]	130,020	$368,171
Telecom Italia SpA RNC[2]	720,758	1,581,067

		1,949,238

TOTAL PREFERRED STOCKS (Cost: $3,716,570)		4,143,655

SHORT-TERM INVESTMENTS – 34.28%

FLOATING RATE NOTES – 8.87%
Beta Finance Inc.
1.45%, 05/04/05[4,5]	$489,578	489,512
1.52%, 10/12/04[4,5]	407,982	407,977
1.56%, 09/15/04[4,5]	815,964	815,960
1.64%, 03/15/05[4,5]	407,982	408,158
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[4]	611,973	611,964
1.38%, 11/22/04[4]	203,991	203,994
1.40%, 10/29/04[4]	815,964	815,960
CC USA Inc.
1.45%, 05/04/05[4,5]	815,964	815,854
1.61%, 07/29/05[4,5]	815,964	815,741
Den Danske Bank NY
1.51%, 08/12/05[4]	815,964	815,732
1.56%, 08/26/05[4]	815,964	815,723
Depfa Bank PLC
1.27%, 06/15/05[4]	815,964	815,964
Dorada Finance Inc.
1.61%, 07/29/05[4,5]	677,250	677,065
Five Finance Inc.
1.42%, 04/29/05[4,5]	652,771	652,728
Gemini Securitization Corp.
1.53%, 09/09/04[4]	407,982	407,843
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	522,217	522,186
1.58%, 04/22/05[4]	815,964	815,964
K2 USA LLC
1.45%, 06/10/05[4,5]	815,964	815,886
1.57%, 09/27/04[4,5]	881,241	881,231
1.61%, 07/25/05[4,5]	407,982	407,908

Security	Principal	Value
Links Finance LLC
1.55%, 04/15/05[4,5]	$815,964	$815,862
1.68%, 04/25/05[4]	815,964	816,307
Nationwide Building Society
1.59%, 07/28/05[4]	815,964	815,964
1.63%, 12/09/04[4,5]	677,250	674,214
Nordea Bank PLC
2.11%, 06/07/05[4]	815,964	815,840
Northern Rock PLC
1.56%, 01/13/05[4,5]	775,165	775,165
Permanent Financing PLC
1.52%, 03/10/05[4]	815,964	815,964
1.53%, 12/10/04[4]	407,982	407,982
1.55%, 06/10/05[4]	367,184	367,184
Sigma Finance Inc.
1.52%, 10/07/04[4]	815,964	815,947
1.57%, 11/15/04[4]	815,964	815,951
1.59%, 09/15/05[4]	611,973	612,027
Tango Finance Corp.
1.52%, 04/07/05[4,5]	299,459	299,441
1.56%, 01/18/05[4,5]	359,024	359,010
1.59%, 07/25/05[4,5]	815,964	815,890
1.66%, 05/17/05[4,5]	677,250	677,226
1.70%, 02/25/05[4,5]	456,940	456,895
WhistleJacket Capital LLC
1.26%, 10/20/04[4]	202,114	201,768
1.48%, 06/15/05[4,5]	407,982	407,908
1.56%, 09/15/04[4,5]	407,982	407,979
1.56%, 07/15/05[4,5]	611,973	611,865
White Pine Finance LLC
1.46%, 07/05/05[4]	407,982	407,907
1.55%, 04/15/05[4,5]	611,973	611,897
1.55%, 07/11/05[4]	203,991	203,971
1.56%, 11/15/04[4,5]	489,578	489,578
1.57%, 06/15/05[4,5]	334,545	334,545
1.58%, 03/29/05[4]	350,864	350,819
1.58%, 08/26/05[4,5]	407,982	407,902
1.68%, 05/20/05[4]	367,184	367,157

		28,973,515

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 6.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	12,419,986	$12,419,986
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	8,975,599	8,975,599
BlackRock Temp Cash Money Market Fund[4]	411,911	411,911
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	548,489	548,489

		22,355,985

COMMERCIAL PAPER – 6.35%
Alpine Securitization Corp.
1.50%, 09/08/04[4]	$407,982	407,863
1.51%, 09/02/04[4]	367,184	367,168
1.54%, 09/14/04[4]	407,982	407,755
Amsterdam Funding Corp.
1.49%, 09/08/04[4]	163,193	163,145
1.53%, 09/16/04[4]	401,438	401,182
1.54%, 09/15/04[4]	407,982	407,737
1.54%, 09/22/04[4]	203,991	203,808
Barton Capital Corp.
1.53%, 09/08/04[4]	407,982	407,860
1.53%, 09/09/04[4]	952,972	952,648
1.53%, 09/13/04[4]	587,461	587,161
1.53%, 09/14/04[4]	203,991	203,878
1.54%, 09/17/04[4]	244,789	244,622
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[4]	407,982	407,862
1.53%, 09/15/04[4]	163,193	163,096
Cantabric Finance LLC
1.55%, 09/17/04[4]	163,193	163,080
Corporate Asset Funding
1.42%, 09/03/04[4]	244,789	244,770
CRC Funding LLC
1.42%, 09/03/04[4]	407,982	407,950
Delaware Funding Corp.
1.50%, 09/09/04[4]	407,982	407,846
1.53%, 09/10/04[4]	652,771	652,521
1.53%, 09/20/04[4]	277,428	277,204

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[4]	$407,982	$407,739
1.45%, 11/09/04[4]	815,964	813,696
1.52%, 09/08/04[4]	815,964	815,722
1.59%, 12/02/04[4]	815,964	812,648
Falcon Asset Securitization Corp.
1.48%, 09/03/04[4]	244,789	244,769
1.53%, 09/07/04[4]	407,982	407,878
1.53%, 09/17/04[4]	244,789	244,623
1.53%, 09/21/04[4]	203,991	203,817
1.53%, 09/22/04[4]	407,982	407,618
1.54%, 09/14/04[4]	611,972	611,633
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	407,982	405,151
GIRO Funding US Corp.
1.54%, 09/09/04[4]	407,982	407,843
1.55%, 10/15/04[4]	535,068	534,054
Grampian Funding LLC
1.26%, 10/22/04[4]	815,964	814,513
1.44%, 10/27/04[4]	815,964	814,136
1.59%, 11/30/04[4]	407,982	406,360
Jupiter Securitization Corp.
1.47%, 09/02/04[4]	203,991	203,983
1.53%, 09/20/04[4]	203,991	203,826
1.53%, 09/23/04[4]	285,587	285,320
1.54%, 09/15/04[4]	489,578	489,285
Preferred Receivables Funding Corp.
1.47%, 09/01/04[4]	568,645	568,645
1.51%, 09/08/04[4]	326,385	326,290
1.52%, 09/09/04[4]	203,991	203,922
1.53%, 09/21/04[4]	407,982	407,635
Receivables Capital Corp.
1.54%, 09/14/04[4]	244,789	244,653
Scaldis Capital LLC
1.48%, 09/01/04[4]	448,780	448,780
Sydney Capital Corp.
1.25%, 10/22/04[4]	271,553	271,072
1.55%, 09/16/04[4]	244,789	244,631
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[4]	326,385	326,190
1.54%, 09/23/04[4]	203,991	203,799

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.52%, 09/09/04[4]	$203,991	$203,922
1.52%, 09/10/04[4]	285,587	285,479

		20,748,788

TIME DEPOSITS – 5.58%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	815,964	815,964
1.33%, 02/10/05[4]	407,982	407,955
1.39%, 02/02/05[4]	407,982	407,956
1.39%, 04/08/05[4]	571,174	571,123
1.40%, 10/25/04[4]	815,964	815,935
Bank of New York
1.39%, 11/01/04[4]	815,964	815,950
1.60%, 12/03/04[4]	203,991	203,965
Bank of Nova Scotia
1.13%, 10/06/04[4]	815,964	815,964
1.24%, 10/07/04[4]	611,973	611,967
1.42%, 10/29/04[4]	611,973	611,980
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[4]	815,964	815,978
1.49%, 08/09/05[4]	815,964	815,734
1.54%, 06/23/05[4]	815,964	815,766
1.56%, 06/10/05[4]	407,982	408,081
Norddeutsche Landesbank
1.59%, 07/27/05[4]	815,964	815,705
Prudential Funding LLC
1.60%, 12/01/04[4]	407,982	406,332
SouthTrust Bank
1.55%, 09/01/04[4]	1,631,927	1,631,927
Toronto-Dominion Bank
1.22%, 03/23/05[4]	1,427,936	1,427,797
1.34%, 02/10/05[4]	326,385	326,364
1.41%, 11/01/04[4]	611,973	611,962
1.53%, 09/13/04[4]	407,982	407,982
1.77%, 05/10/05[4]	407,982	407,954
1.90%, 05/11/05[4]	407,982	407,954
UBS Finance (Delaware)
1.10%, 09/08/04[4]	815,964	815,790
1.11%, 12/17/04[4]	1,223,945	1,219,907
1.14%, 09/29/04[4]	815,964	815,244

		18,229,236

REPURCHASE AGREEMENTS – 4.94%
Banc of America Securities LLC
1.59%, 09/01/04[4,7]	2,447,891	2,447,891
Bank of America, N.A.
1.59%, 09/01/04[4,7]	4,691,791	4,691,791
Goldman Sachs & Co.
1.59%, 09/01/04[4,7]	4,079,818	4,079,818
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[4,7]	815,964	815,964
1.59%, 09/01/04[4,7]	4,079,818	4,079,818

		16,115,282

U.S. GOVERNMENT AGENCY NOTES – 0.90%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	571,174	572,305
1.80%, 01/18/05[4]	379,423	376,786
1.80%, 01/19/05[4]	407,982	405,126
2.06%, 05/31/05[4]	406,782	400,451
Federal National Mortgage Association
2.33%, 07/22/05[4]	1,223,945	1,198,334

		2,953,002

MEDIUM-TERM NOTES – 0.79%
CC USA Inc.
1.29%, 04/15/05[4,5]	815,964	815,914
1.51%, 02/15/05[4,5]	530,376	530,753
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	611,973	611,961
K2 USA LLC
1.46%, 01/12/05[4,5]	407,982	407,967
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	203,991	203,973

		2,570,568

TOTAL SHORT-TERM INVESTMENTS (Cost: $111,946,376)		111,946,376

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 133.37% (Cost: $434,298,169)	$435,582,087

Other Assets, Less Liabilities – (33.37%)	(108,976,333)

NET ASSETS – 100.00%	$326,605,754

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	27.32%	$89,236,292
Communications	15.38	50,199,887
Consumer Non-Cyclical	12.43	40,555,420
Energy	12.17	39,720,922
Industrial	9.55	31,310,137
Utilities	7.11	23,202,632
Consumer Cyclical	6.49	21,135,161
Basic Materials	5.05	16,495,754
Technology	2.72	8,929,013
Diversified	0.87	2,850,493
Short-Term and Other Net Assets	0.91	2,970,043

TOTAL	100.00%	$326,605,754

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 97.77%

ADVERTISING – 0.46%
Publicis Groupe[1]	10,410	$280,732

		280,732

AEROSPACE & DEFENSE – 1.67%
European Aeronautic Defense and Space Co.[1]	20,790	542,716
Sagem SA	1,617	151,316
Thales SA1	6,540	220,559
Zodiac SA1	3,225	106,489

		1,021,080

AIRLINES – 0.26%
Air France[1,2]	10,350	158,110

		158,110

APPAREL – 0.25%
Hermes International[1]	810	152,778

		152,778

AUTO MANUFACTURERS – 3.50%
PSA Peugeot Citroen SA1	14,595	874,272
Renault SA1	15,795	1,266,914

		2,141,186

AUTO PARTS & EQUIPMENT – 1.47%
Compagnie Generale des Etablissements Michelin Class B	12,285	649,005
Valeo SA1	6,435	252,992

		901,997

BANKS – 12.98%
BNP Paribas SA1	68,040	4,115,432
Credit Agricole SA1	56,670	1,425,631
Societe Generale Class A1	28,140	2,400,738

		7,941,801

BEVERAGES – 0.91%
Pernod Ricard SA1	4,515	557,487

		557,487

BUILDING MATERIALS – 4.42%
Compagnie de Saint-Gobain[1]	26,265	1,317,652
Imerys SA1	2,640	164,590
Lafarge SA1	14,295	1,223,908

		2,706,150

CHEMICALS – 2.38%
L’Air Liquide SA1	9,310	1,455,037

		1,455,037

COMMERCIAL SERVICES – 0.42%
Autoroutes du Sud de la France[1]	5,895	257,195

		257,195

COMPUTERS – 0.84%
Atos Origin SA2	3,825	207,138
Cap Gemini SA1,[2]	10,860	307,121

		514,259

COSMETICS & PERSONAL CARE – 2.83%
L’Oreal SA1	26,100	1,733,461

		1,733,461

DIVERSIFIED FINANCIAL SERVICES – 0.38%
Euronext NV1	8,610	233,550

		233,550

ENGINEERING & CONSTRUCTION – 2.05%
Bouygues SA1	17,415	598,742
Vinci SA1	6,165	658,201

		1,256,943

FOOD – 6.81%
Carrefour SA1	49,080	2,301,178
Etablissements Economiques du Casino Guichard-Perrachon SA1	2,805	221,068
Groupe Danone[1]	20,565	1,644,516

		4,166,762

FOOD SERVICE – 0.35%
Sodexho Alliance SA1	8,265	216,759

		216,759

HAND & MACHINE TOOLS – 1.90%
Schneider Electric SA1	18,630	1,164,881

		1,164,881

HEALTH CARE – PRODUCTS – 0.84%
Essilor International SA1	8,370	512,672

		512,672

HOLDING COMPANIES – DIVERSIFIED – 2.19%
LVMH Moet Hennessy Louis Vuitton SA	20,940	1,338,585

		1,338,585

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2004

Security	Shares	Value
HOME FURNISHINGS – 0.63%
Thomson[1]	20,355	$385,904

		385,904

HOUSEHOLD PRODUCTS & WARES – 0.19%
Societe BIC SA1	2,770	118,126

		118,126

INSURANCE – 4.30%
AXA[1]	120,480	2,458,381
CNP Assurances[1]	2,850	172,626

		2,631,007

IRON & STEEL – 1.14%
Arcelor	40,805	694,760

		694,760

LODGING – 1.11%
Accor SA1	16,170	681,904

		681,904

MACHINERY – DIVERSIFIED – 0.31%
ALSTOM[2]	348,825	186,528

		186,528

MEDIA – 5.03%
Lagardere S.C.A.[1]	10,695	641,433
Societe Television Francaise1[1]	10,140	284,541
Vivendi Universal SA2	87,255	2,150,511

		3,076,485

OIL & GAS – 15.94%
Total SA1	50,130	9,753,771

		9,753,771

OIL & GAS SERVICES – 0.41%
Technip-Coflexip SA1	1,680	251,538

		251,538

PHARMACEUTICALS – 9.04%
Sanofi-Aventis[1]	32,505	2,306,994
Sanofi-Aventis New[1,2]	45,358	3,224,729

		5,531,723

REAL ESTATE – 1.21%
Gecina SA1	2,220	184,406
Klepierre	1,905	137,520
Unibail Holding[1]	3,675	415,359

		737,285

Security	Shares or Principal	Value
RETAIL – 0.86%
Pinault-Printemps-Redoute SA1	5,760	$525,010

		525,010

SEMICONDUCTORS – 1.39%
STMicroelectronics NV	50,400	852,616

		852,616

SOFTWARE – 0.51%
Business Objects SA1,2	5,700	105,363
Dassault Systemes SA1	4,860	208,435

		313,798

TELECOMMUNICATIONS – 5.67%
Alcatel SA Class A1,2	104,625	1,220,647
France Telecom	95,370	2,251,998

		3,472,645

WATER – 3.12%
Suez SA	68,655	1,329,142
Veolia Environnement[1]	22,515	580,085

		1,909,227

TOTAL COMMON STOCKS (Cost: $61,208,513)		59,833,752

SHORT-TERM INVESTMENTS – 34.58%

FLOATING RATE NOTES – 8.94%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$92,487	92,475
1.52%, 10/12/04[3,4]	77,073	77,072
1.56%, 09/15/04[3,4]	154,146	154,145
1.64%, 03/15/05[3,4]	77,073	77,106
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	115,609	115,608
1.38%, 11/22/04[3]	38,536	38,538
1.40%, 10/29/04[3]	154,146	154,145
CC USA Inc.
1.45%, 05/04/05[3,4]	154,146	154,125
1.61%, 07/29/05[3,4]	154,146	154,104
Den Danske Bank NY
1.51%, 08/12/05[3]	154,146	154,102
1.56%, 08/26/05[3]	154,146	154,100
Depfa Bank PLC
1.27%, 06/15/05[3]	154,146	154,146

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2004

Security	Principal	Value
Dorada Finance Inc.
1.61%, 07/29/053,[4]	$127,941	$127,906
Five Finance Inc.
1.42%, 04/29/05[3,4]	123,317	123,309
Gemini Securitization Corp.
1.53%, 09/09/04[3]	77,073	77,047
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	98,653	98,648
1.58%, 04/22/05[3]	154,146	154,146
K2 USA LLC
1.45%, 06/10/053,[4]	154,146	154,131
1.57%, 09/27/043,[4]	166,477	166,476
1.61%, 07/25/053,[4]	77,073	77,059
Links Finance LLC
1.55%, 04/15/05[3,4]	154,146	154,127
1.68%, 04/25/05[3]	154,146	154,211
Nationwide Building Society
1.59%, 07/28/05[3]	154,146	154,146
1.63%, 12/09/04[3,4]	127,941	127,367
Nordea Bank PLC
2.11%, 06/07/05[3]	154,146	154,122
Northern Rock PLC
1.56%, 01/13/05[3,4]	146,438	146,438
Permanent Financing PLC
1.52%, 03/10/05[3]	154,146	154,146
1.53%, 12/10/04[3]	77,073	77,073
1.55%, 06/10/05[3]	69,366	69,366
Sigma Finance Inc.
1.52%, 10/07/04[3]	154,146	154,143
1.57%, 11/15/04[3]	154,146	154,143
1.59%, 09/15/05[3]	115,609	115,620
Tango Finance Corp.
1.52%, 04/07/05[3,4]	56,571	56,568
1.56%, 01/18/05[3,4]	67,824	67,822
1.59%, 07/25/05[3,4]	154,146	154,132
1.66%, 05/17/05[3,4]	127,941	127,936
1.70%, 02/25/05[3,4]	86,322	86,313
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	38,182	38,116
1.48%, 06/15/05[3,4]	77,073	77,060
1.56%, 09/15/04[3,4]	77,073	77,072
1.56%, 07/15/05[3,4]	115,609	115,589

Security	Shares or Principal	Value
White Pine Finance LLC
1.46%, 07/05/05[3]	$77,073	$77,059
1.55%, 04/15/05[3,4]	115,609	115,595
1.55%, 07/11/05[3]	38,536	38,533
1.56%, 11/15/04[3,4]	92,487	92,487
1.57%, 06/15/05[3,4]	63,200	63,200
1.58%, 03/29/05[3]	66,283	66,274
1.58%, 08/26/05[3,4]	77,073	77,058
1.68%, 05/20/05[3]	69,366	69,361

		5,473,465

MONEY MARKET FUNDS – 6.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,361,398	2,361,398
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,695,603	1,695,603
BlackRock Temp Cash Money Market Fund[3]	77,815	77,815
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	103,617	103,617

		4,238,433

COMMERCIAL PAPER – 6.41%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	77,073	77,050
1.51%, 09/02/04[3]	69,366	69,363
1.54%, 09/14/04[3]	77,073	77,030
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	30,829	30,820
1.53%, 09/16/04[3]	75,837	75,788
1.54%, 09/15/04[3]	77,073	77,027
1.54%, 09/22/04[3]	38,536	38,502
Barton Capital Corp.
1.53%, 09/08/04[3]	77,073	77,050
1.53%, 09/09/04[3]	180,028	179,967
1.53%, 09/13/04[3]	110,979	110,922
1.53%, 09/14/04[3]	38,536	38,515
1.54%, 09/17/04[3]	46,244	46,212
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	77,073	77,050
1.53%, 09/15/04[3]	30,829	30,811

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2004

Security	Principal	Value
Cantabric Finance LLC
1.55%, 09/17/04[3]	$30,829	$30,808
Corporate Asset Funding
1.42%, 09/03/04[3]	46,244	46,240
CRC Funding LLC
1.42%, 09/03/04[3]	77,073	77,067
Delaware Funding Corp.
1.50%, 09/09/04[3]	77,073	77,047
1.53%, 09/10/04[3]	123,317	123,269
1.53%, 09/20/04[3]	52,410	52,367
Edison Asset Securitization
1.07%, 09/21/04[3]	77,073	77,027
1.45%, 11/09/04[3]	154,146	153,717
1.52%, 09/08/04[3]	154,146	154,100
1.59%, 12/02/04[3]	154,146	153,519
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	46,244	46,240
1.53%, 09/07/04[3]	77,073	77,053
1.53%, 09/17/04[3]	46,244	46,212
1.53%, 09/21/04[3]	38,536	38,504
1.53%, 09/22/04[3]	77,073	77,004
1.54%, 09/14/04[3]	115,609	115,545
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	77,073	76,538
GIRO Funding US Corp.
1.54%, 09/09/04[3]	77,073	77,047
1.55%, 10/15/04[3]	101,081	100,890
Grampian Funding LLC
1.26%, 10/22/04[3]	154,146	153,872
1.44%, 10/27/04[3]	154,146	153,800
1.59%, 11/30/04[3]	77,073	76,767
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	38,536	38,535
1.53%, 09/20/04[3]	38,536	38,505
1.53%, 09/23/04[3]	53,951	53,901
1.54%, 09/15/04[3]	92,487	92,432
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	107,424	107,424
1.51%, 09/08/04[3]	61,658	61,640
1.52%, 09/09/04[3]	38,536	38,523
1.53%, 09/21/04[3]	77,073	77,007
Receivables Capital Corp.
1.54%, 09/14/04[3]	46,244	46,218
Scaldis Capital LLC
1.48%, 09/01/04[3]	84,780	84,780
Sydney Capital Corp.
1.25%, 10/22/04[3]	51,300	51,209
1.55%, 09/16/04[3]	46,244	46,214
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	61,658	61,621
1.54%, 09/23/04[3]	38,536	38,500
Windmill Funding Corp.
1.52%, 09/09/04[3]	38,536	38,523
1.52%, 09/10/04[3]	53,951	53,931

		3,919,703

TIME DEPOSITS – 5.63%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	154,146	154,143
1.33%, 02/10/05[3]	77,073	77,068
1.39%, 02/02/05[3]	77,073	77,069
1.39%, 04/08/05[3]	107,902	107,892
1.40%, 10/25/04[3]	154,146	154,142
Bank of New York
1.39%, 11/01/04[3]	154,146	154,143
1.60%, 12/03/04[3]	38,536	38,531
Bank of Nova Scotia
1.13%, 10/06/04[3]	154,146	154,146
1.24%, 10/07/04[3]	115,609	115,608
1.42%, 10/29/04[3]	115,609	115,611
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	154,146	154,148
1.49%, 08/09/05[3]	154,146	154,102
1.54%, 06/23/05[3]	154,146	154,108
1.56%, 06/10/05[3]	77,073	77,092
Norddeutsche Landesbank
1.59%, 07/27/05[3]	154,146	154,097
Prudential Funding LLC
1.60%, 12/01/04[3]	77,073	76,761
SouthTrust Bank
1.55%, 09/01/04[3]	308,292	308,292
Toronto-Dominion Bank
1.22%, 03/23/05[3]	269,755	269,729
1.34%, 02/10/05[3]	61,658	61,655

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2004

Security	Principal	Value
1.41%, 11/01/04[3]	$115,609	$115,607
1.53%, 09/13/04[3]	77,073	77,073
1.77%, 05/10/05[3]	77,073	77,068
1.90%, 05/11/05[3]	77,073	77,068
UBS Finance (Delaware)
1.10%, 09/08/04[3]	154,146	154,113
1.11%, 12/17/04[3]	231,219	230,456
1.14%, 09/29/04[3]	154,146	154,010

		3,443,732

REPURCHASE AGREEMENTS – 4.97%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	462,437	462,437
Bank of America, N.A.
1.59%, 09/01/04[3,6]	886,338	886,338
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	770,729	770,729
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	154,146	154,146
1.59%, 09/01/04[3,6]	770,729	770,729

		3,044,379

U.S. GOVERNMENT AGENCY NOTES – 0.91%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	107,902	108,116
1.80%, 01/18/05[3]	71,678	71,180
1.80%, 01/19/05[3]	77,073	76,533
2.06%, 05/31/05[3]	76,846	75,650
Federal National Mortgage Association
2.33%, 07/22/05[3]	231,219	226,380

		557,859

MEDIUM-TERM NOTES – 0.79%
CC USA Inc.
1.29%, 04/15/05[3,4]	154,146	154,136
1.51%, 02/15/05[3,4]	100,195	100,267
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	115,609	115,607
K2 USA LLC
1.46%, 01/12/05[3,4]	77,073	77,070
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	38,536	38,533

		485,613

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,163,184)		21,163,184

TOTAL INVESTMENTS IN SECURITIES – 132.35% (Cost: $82,371,697)		80,996,936

Other Assets, Less Liabilities – (32.35%)		(19,796,175)

NET ASSETS – 100.00%		$61,200,761

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Consumer Non-Cyclical	21.04%	$12,877,426
Financial	18.87	11,543,643
Energy	16.35	10,005,309
Communications	11.16	6,829,862
Industrial	10.35	6,335,582
Consumer Cyclical	8.43	5,163,648
Basic Materials	3.52	2,149,797
Utilities	3.12	1,909,227
Technology	2.74	1,680,673
Diversified	2.19	1,338,585
Short-Term and Other Net Assets	2.23	1,367,009

TOTAL	100.00%	$61,200,761

See notes to financial statements.

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 96.15%

AIRLINES – 0.59%
Deutsche Lufthansa AG1,2	50,056	$582,172

		582,172

APPAREL – 2.02%
Adidas-Salomon AG2	9,218	1,183,333
Puma AG	3,344	815,719

		1,999,052

AUTO MANUFACTURERS – 9.01%
DaimlerChrysler AG	172,018	7,137,086
Volkswagen AG2	45,980	1,763,557

		8,900,643

AUTO PARTS & EQUIPMENT – 1.47%
Continental AG2	28,006	1,451,282

		1,451,282

BANKS – 12.44%
Bayerische Hypo-und Vereinsbank AG1	111,980	1,831,762
Commerzbank AG1	106,194	1,742,277
Depfa Bank PLC	66,528	876,430
Deutsche Bank AG2	102,234	6,944,052
Hypo Real Estate Holding AG1	27,910	890,714

		12,285,235

BIOTECHNOLOGY – 0.24%
QIAGEN NV1,2	26,972	239,943

		239,943

BUILDING MATERIALS – 0.44%
HeidelbergerCement AG2	9,822	431,988

		431,988

CHEMICALS – 8.34%
BASF AG	88,660	4,785,111
Bayer AG	135,256	3,446,978

		8,232,089

COSMETICS & PERSONAL CARE – 0.42%
Beiersdorf AG2	4,259	413,559

		413,559

DIVERSIFIED FINANCIAL SERVICES – 1.41%
Deutsche Boerse AG2	23,936	1,153,977
MLP AG2	16,022	235,606

		1,389,583

ELECTRIC – 12.50%
E.ON AG2	120,450	8,535,586
RWE AG2	77,968	3,813,869

		12,349,455

ELECTRONICS – 0.15%
EPCOS AG1,2	10,186	152,634

		152,634

ENGINEERING & CONSTRUCTION – 1.02%
Linde AG2	18,854	1,008,871

		1,008,871

FOOD – 1.76%
METRO AG2	31,988	1,483,082
Suedzucker AG2	13,596	254,292

		1,737,374

HEALTH CARE – PRODUCTS – 0.57%
Fresenius Medical Care AG2	7,700	560,720

		560,720

INSURANCE – 8.18%
Allianz AG2	50,006	4,812,558
Muenchener Rueckversicherungs-Gesellschaft AG2	34,576	3,266,231

		8,078,789
IRON & STEEL – 1.25%
ThyssenKrupp AG2	66,550	1,235,819

		1,235,819

LEISURE TIME – 0.48%
TUI AG2	25,894	476,126

		476,126

MACHINERY – DIVERSIFIED – 0.78%
MAN AG	22,726	768,910

		768,910

MANUFACTURING – 10.85%
Siemens AG	156,772	10,713,221

		10,713,221

PHARMACEUTICALS – 3.96%
ALTANA AG2	14,718	797,035
Celesio AG2	7,898	522,347
Merck KGaA	10,340	543,363
Schering AG2	36,982	2,050,355

		3,913,100

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2004

Security	Shares	Value
RETAIL – 0.31%
Douglas Holding AG2	6,952	$195,842
KarstadtQuelle AG2	6,798	107,484

		303,326

SEMICONDUCTORS – 1.25%
Infineon Technologies AG1	126,500	1,229,884

		1,229,884

SOFTWARE – 5.98%
SAP AG2	40,612	5,910,353

		5,910,353

TELECOMMUNICATIONS – 8.83%
Deutsche Telekom AG1	500,720	8,720,163

		8,720,163

TRANSPORTATION – 1.90%
Deutsche Post AG	94,204	1,871,848

		1,871,848

TOTAL COMMON STOCKS (Cost: $127,538,314)		94,956,139

PREFERRED STOCKS – 3.70%

AUTO MANUFACTURERS – 1.60%
Porsche AG2	1,628	988,760
Volkswagen AG	22,484	595,681

		1,584,441

ELECTRIC – 0.49%
RWE AG	11,638	483,289

		483,289

HEALTH CARE – PRODUCTS – 0.30%
Fresenius Medical Care AG2	5,830	297,578

		297,578

HOUSEHOLD PRODUCTS & WARES – 1.02%
Henkel KGaA[2]	13,948	1,010,449

		1,010,449

MEDIA – 0.29%
ProSiebenSat.1 Media AG2	16,306	281,595

		281,595

TOTAL PREFERRED STOCKS (Cost: $3,116,206)		3,657,352

Security	Principal	Value
SHORT-TERM INVESTMENTS – 28.49%

FLOATING RATE NOTES – 7.37%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$122,985	$122,969
1.52%, 10/12/04[3,4]	102,488	102,486
1.56%, 09/15/04[3,4]	204,975	204,974
1.64%, 03/15/05[3,4]	102,488	102,532
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	153,731	153,730
1.38%, 11/22/04[3]	51,244	51,245
1.40%, 10/29/04[3]	204,975	204,974
CC USA Inc.
1.45%, 05/04/05[3,4]	204,975	204,948
1.61%, 07/29/05[3,4]	204,975	204,919
Den Danske Bank NY
1.51%, 08/12/05[3]	204,975	204,917
1.56%, 08/26/05[3]	204,975	204,915
Depfa Bank PLC
1.27%, 06/15/05[3]	204,975	204,975
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	170,129	170,083
Five Finance Inc.
1.42%, 04/29/05[3,4]	163,980	163,969
Gemini Securitization Corp.
1.53%, 09/09/04[3]	102,488	102,453
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	131,184	131,176
1.58%, 04/22/05[3]	204,975	204,975
K2 USA LLC
1.45%, 06/10/05[3,4]	204,975	204,956
1.57%, 09/27/04[3,4]	221,373	221,371
1.61%, 07/25/05[3,4]	102,488	102,470
Links Finance LLC
1.55%, 04/15/05[3,4]	204,975	204,950
1.68%, 04/25/05[3]	204,975	205,061
Nationwide Building Society
1.59%, 07/28/05[3]	204,975	204,975
1.63%, 12/09/04[3,4]	170,129	169,367
Nordea Bank PLC
2.11%, 06/07/05[3]	204,975	204,944

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
Northern Rock PLC
1.56%, 01/13/05[3,4]	$194,726	$194,726
Permanent Financing PLC
1.52%, 03/10/05[3]	204,975	204,975
1.53%, 12/10/04[3]	102,488	102,488
1.55%, 06/10/05[3]	92,239	92,239
Sigma Finance Inc.
1.52%, 10/07/04[3]	204,975	204,972
1.57%, 11/15/04[3]	204,975	204,972
1.59%, 09/15/05[3]	153,731	153,745
Tango Finance Corp.
1.52%, 04/07/05[3,4]	75,226	75,221
1.56%, 01/18/05[3,4]	90,189	90,186
1.59%, 07/25/05[3,4]	204,975	204,957
1.66%, 05/17/05[3,4]	170,129	170,123
1.70%, 02/25/05[3,4]	114,786	114,775
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	50,772	50,685
1.48%, 06/15/05[3,4]	102,488	102,469
1.56%, 09/15/04[3,4]	102,488	102,487
1.56%, 07/15/05[3,4]	153,731	153,704
White Pine Finance LLC
1.46%, 07/05/05[3]	102,488	102,469
1.55%, 04/15/05[3,4]	153,731	153,712
1.55%, 07/11/05[3]	51,244	51,239
1.56%, 11/15/04[3,4]	122,985	122,985
1.57%, 06/15/05[3,4]	84,040	84,040
1.58%, 03/29/05[3]	88,139	88,128
1.58%, 08/26/05[3,4]	102,488	102,467
1.68%, 05/20/05[3]	92,239	92,232

		7,278,330

MONEY MARKET FUNDS – 5.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	3,140,365	3,140,365
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,254,725	2,254,725
BlackRock Temp Cash Money Market Fund[3]	103,475	103,475
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	137,784	137,784

		5,636,349

COMMERCIAL PAPER – 5.28%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	102,488	102,458
1.51%, 09/02/04[3]	92,239	92,235
1.54%, 09/14/04[3]	102,488	102,431
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	40,995	40,983
1.53%, 09/16/04[3]	100,844	100,779
1.54%, 09/15/04[3]	102,488	102,426
1.54%, 09/22/04[3]	51,244	51,198
Barton Capital Corp.
1.53%, 09/08/04[3]	102,488	102,457
1.53%, 09/09/04[3]	239,392	239,311
1.53%, 09/13/04[3]	147,574	147,499
1.53%, 09/14/04[3]	51,244	51,215
1.54%, 09/17/04[3]	61,493	61,450
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	102,488	102,457
1.53%, 09/15/04[3]	40,995	40,971
Cantabric Finance LLC
1.55%, 09/17/04[3]	40,995	40,967
Corporate Asset Funding
1.42%, 09/03/04[3]	61,493	61,488
CRC Funding LLC
1.42%, 09/03/04[3]	102,488	102,479
Delaware Funding Corp.
1.50%, 09/09/04[3]	102,488	102,453
1.53%, 09/10/04[3]	163,980	163,918
1.53%, 09/20/04[3]	69,692	69,635
Edison Asset Securitization
1.07%, 09/21/04[3]	102,488	102,427
1.45%, 11/09/04[3]	204,975	204,405
1.52%, 09/08/04[3]	204,975	204,914
1.59%, 12/02/04[3]	204,975	204,142
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	61,493	61,487
1.53%, 09/07/04[3]	102,488	102,461

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2004

Security	Principal	Value
1.53%, 09/17/04[3]	$61,493	$61,451
1.53%, 09/21/04[3]	51,244	51,200
1.53%, 09/22/04[3]	102,488	102,396
1.54%, 09/14/04[3]	153,731	153,645
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	102,488	101,777
GIRO Funding US Corp.
1.54%, 09/09/04[3]	102,488	102,453
1.55%, 10/15/04[3]	134,412	134,158
Grampian Funding LLC
1.26%, 10/22/04[3]	204,975	204,611
1.44%, 10/27/04[3]	204,975	204,516
1.59%, 11/30/04[3]	102,488	102,080
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	51,244	51,242
1.53%, 09/20/04[3]	51,244	51,202
1.53%, 09/23/04[3]	71,741	71,674
1.54%, 09/15/04[3]	122,985	122,911
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	142,847	142,848
1.51%, 09/08/04[3]	81,990	81,966
1.52%, 09/09/04[3]	51,244	51,226
1.53%, 09/21/04[3]	102,488	102,400
Receivables Capital Corp.
1.54%, 09/14/04[3]	61,493	61,458
Scaldis Capital LLC
1.48%, 09/01/04[3]	112,736	112,736
Sydney Capital Corp.
1.25%, 10/22/04[3]	68,216	68,095
1.55%, 09/16/04[3]	61,493	61,453
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	81,990	81,941
1.54%, 09/23/04[3]	51,244	51,196
Windmill Funding Corp.
1.52%, 09/09/04[3]	51,244	51,226
1.52%, 09/10/04[3]	71,741	71,715

		5,212,222

TIME DEPOSITS – 4.63%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	204,975	204,975
1.33%, 02/10/05[3]	102,488	102,475
1.39%, 02/02/05[3]	102,488	102,481
1.39%, 04/08/05[3]	143,483	143,470
1.40%, 10/25/04[3]	204,975	204,970
Bank of New York
1.39%, 11/01/04[3]	204,975	204,972
1.60%, 12/03/04[3]	51,244	51,237
Bank of Nova Scotia
1.13%, 10/06/04[3]	204,975	204,975
1.24%, 10/07/04[3]	153,731	153,730
1.42%, 10/29/04[3]	153,731	153,734
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	204,975	204,979
1.49%, 08/09/05[3]	204,975	204,917
1.54%, 06/23/05[3]	204,975	204,925
1.56%, 06/10/05[3]	102,488	102,512
Norddeutsche Landesbank
1.59%, 07/27/05[3]	204,975	204,910
Prudential Funding LLC
1.60%, 12/01/04[3]	102,488	102,073
SouthTrust Bank
1.55%, 09/01/04[3]	409,950	409,950
Toronto-Dominion Bank
1.22%, 03/23/05[3]	358,706	358,671
1.34%, 02/10/05[3]	81,990	81,985
1.41%, 11/01/04[3]	153,731	153,729
1.53%, 09/13/04[3]	102,488	102,488
1.77%, 05/10/05[3]	102,488	102,480
1.90%, 05/11/05[3]	102,488	102,480
UBS Finance (Delaware)
1.10%, 09/08/04[3]	204,975	204,931
1.11%, 12/17/04[3]	307,463	306,448
1.14%, 09/29/04[3]	204,975	204,794

		4,579,291

REPURCHASE AGREEMENTS – 4.10%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	614,926	614,926
Bank of America, N.A.
1.59%, 09/01/04[3,6]	1,178,606	1,178,606
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	1,024,875	1,024,875

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2004

Security	Principal	Value
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	$204,975	$204,975
1.59%, 09/01/04[3,6]	1,024,875	1,024,875

		4,048,257

U.S. GOVERNMENT AGENCY NOTES – 0.75%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	143,483	143,767
1.80%, 01/18/05[3]	95,313	94,651
1.80%, 01/19/05[3]	102,488	101,770
2.06%, 05/31/05[3]	102,186	100,596
Federal National Mortgage Association
2.33%, 07/22/05[3]	307,463	301,029

		741,813

MEDIUM-TERM NOTES – 0.65%
CC USA Inc.
1.29%, 04/15/05[3,4]	204,975	204,962
1.51%, 02/15/05[3,4]	133,234	133,329
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	153,731	153,728
K2 USA LLC
1.46%, 01/12/05[3,4]	102,488	102,484
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	51,244	51,239

		645,742

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,142,004)		28,142,004

TOTAL INVESTMENTS IN SECURITIES – 128.34% (Cost: $158,796,524)		126,755,495

Other Assets, Less Liabilities – (28.34%)		(27,991,760)

NET ASSETS – 100.00%		$98,763,735

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	22.03%	$21,753,607
Consumer Cyclical	15.48	15,297,042
Industrial	15.14	14,947,472
Utilities	12.99	12,832,744
Basic Materials	9.59	9,467,908
Communications	9.12	9,001,758
Consumer Non-Cyclical	8.27	8,172,723
Technology	7.23	7,140,237
Short-Term and Other Net Assets	0.15	150,244

TOTAL	100.00%	$98,763,735

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI ITALY INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 94.63%

AEROSPACE & DEFENSE – 1.40%
Finmeccanica SpA[1]	575,550	$381,209

		381,209
APPAREL – 0.25%
Benetton Group SpA[1]	6,282	68,482

		68,482

AUTO MANUFACTURERS – 1.34%
Fiat SpA[1,2]	50,877	364,183

		364,183

AUTO PARTS & EQUIPMENT – 0.65%
Pirelli SpA[1]	182,772	176,366

		176,366

BANKS – 24.73%
Banca Antonveneta SpA[1,2]	23,634	487,132
Banca Intesa SpA[1]	327,074	1,196,455
Banca Monte dei Paschi di Siena SpA[1]	120,879	352,570
Banca Nazionale del Lavoro SpA[1,2]	126,621	292,377
Banca Popolare di Milano Scrl[1]	42,390	261,189
Banche Popolari Unite Scrl	37,215	600,620
Banco Popolare di Verona e Novara Scrl[1]	39,375	647,443
Capitalia SpA	141,318	431,936
Fineco SpA[1,2]	14,695	78,757
Sanpaolo IMI SpA[1]	96,246	1,074,934
UniCredito Italiano SpA[1]	276,480	1,323,864

		6,747,277

BUILDING MATERIALS – 0.46%
Italcementi SpA[1]	9,234	125,463

		125,463

COMMERCIAL SERVICES – 1.61%
Autostrade SpA	21,933	438,744

		438,744

DIVERSIFIED FINANCIAL SERVICES – 2.67%
Banca Fideuram SpA[1]	31,653	155,795
Mediobanca SpA[1]	48,114	573,620

		729,415

ELECTRIC – 6.07%
Edison SpA[1,2]	88,929	147,199
Enel SpA[1]	168,192	1,297,964
Terna SpA Rights[2]	94,338	211,527

		1,656,690

GAS – 2.16%
Snam Rete Gas SpA[1]	131,202	588,370

		588,370

HEALTH CARE – PRODUCTS – 0.92%
Luxottica Group SpA[1]	14,976	251,165

		251,165

INSURANCE – 13.26%
Alleanza Assicurazioni SpA[1]	47,961	501,268
Assicurazioni Generali SpA[1]	91,602	2,386,785
Mediolanum SpA[1]	27,855	165,537
Riunione Adriatica di Sicurta SpA[1]	31,995	563,811

		3,617,401

MEDIA – 3.47%
Arnoldo Mondadori Editore SpA[1]	11,097	101,281
Gruppo Editoriale L’Espresso SpA[1]	16,794	86,537
Mediaset SpA[1]	56,124	574,307
Seat Pagine Gialle SpA[1,2]	387,211	146,350
Telecom Italia Media SpA[1,2]	107,278	38,200

		946,675

OIL & GAS – 18.77%
ENI SpA[1]	250,632	5,120,209

		5,120,209
RETAIL – 1.01%
Autogrill SpA[1,2]	11,124	160,200
Bulgari SpA[1]	12,456	116,409

		276,609

TELECOMMUNICATIONS – 15.86%
Telecom Italia Mobile SpA	361,755	1,921,231
Telecom Italia SpA[1]	787,483	2,354,289
Tiscali SpA[1,2]	18,567	51,334

		4,326,854

TOTAL COMMON STOCKS (Cost: $25,850,955)		25,815,112

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
PREFERRED STOCKS – 5.05%

BANKS – 0.45%
Banca Intesa SpA RNC	43,821	$124,086

		124,086

TELECOMMUNICATIONS – 4.60%
Telecom Italia SpA RNC[1]	571,519	1,253,693

		1,253,693

TOTAL PREFERRED STOCKS (Cost: $961,484)		1,377,779

SHORT-TERM INVESTMENTS – 47.31%

FLOATING RATE NOTES – 12.25%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$56,472	56,465
1.52%, 10/12/04[3,4]	47,059	47,059
1.56%, 09/15/04[3,4]	94,119	94,119
1.64%, 03/15/05[3,4]	47,059	47,080
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	70,589	70,589
1.38%, 11/22/04[3]	23,530	23,530
1.40%, 10/29/04[3]	94,119	94,118
CC USA Inc.
1.45%, 05/04/05[3,4]	94,119	94,106
1.61%, 07/29/05[3,4]	94,119	94,093
Den Danske Bank NY
1.51%, 08/12/05[3]	94,119	94,092
1.56%, 08/26/05[3]	94,119	94,091
Depfa Bank PLC
1.27%, 06/15/05[3]	94,119	94,119
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	78,119	78,097
Five Finance Inc.
1.42%, 04/29/05[3,4]	75,295	75,290
Gemini Securitization Corp.
1.53%, 09/09/04[3]	47,059	47,043
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	60,236	60,233
1.58%, 04/22/05[3]	94,119	94,119
K2 USA LLC
1.45%, 06/10/05[3,4]	94,119	94,110

Security	Principal	Value
1.57%, 09/27/04[3,4]	$101,648	$101,647
1.61%, 07/25/05[3,4]	47,059	47,051
Links Finance LLC
1.55%, 04/15/05[3,4]	94,119	94,107
1.68%, 04/25/05[3]	94,119	94,159
Nationwide Building Society
1.59%, 07/28/05[3]	94,119	94,119
1.63%, 12/09/04[3,4]	78,119	77,768
Nordea Bank PLC
2.11%, 06/07/05[3]	94,119	94,105
Northern Rock PLC
1.56%, 01/13/05[3,4]	89,413	89,413
Permanent Financing PLC
1.52%, 03/10/05[3]	94,119	94,119
1.53%, 12/10/04[3]	47,059	47,059
1.55%, 06/10/05[3]	42,353	42,353
Sigma Finance Inc.
1.52%, 10/07/04[3]	94,119	94,117
1.57%, 11/15/04[3]	94,119	94,117
1.59%, 09/15/05[3]	70,589	70,595
Tango Finance Corp.
1.52%, 04/07/05[3,4]	34,542	34,540
1.56%, 01/18/05[3,4]	41,412	41,411
1.59%, 07/25/05[3,4]	94,119	94,110
1.66%, 05/17/05[3,4]	78,119	78,116
1.70%, 02/25/05[3,4]	52,707	52,701
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	23,313	23,273
1.48%, 06/15/05[3,4]	47,059	47,051
1.56%, 09/15/04[3,4]	47,059	47,059
1.56%, 07/15/05[3,4]	70,589	70,577
White Pine Finance LLC
1.46%, 07/05/05[3]	47,059	47,051
1.55%, 04/15/05[3,4]	70,589	70,580
1.55%, 07/11/05[3]	23,530	23,527
1.56%, 11/15/04[3,4]	56,471	56,471
1.57%, 06/15/05[3,4]	38,589	38,589
1.58%, 03/29/05[3]	40,471	40,466
1.58%, 08/26/05[3,4]	47,059	47,050
1.68%, 05/20/05[3]	42,353	42,350

		3,342,004

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 9.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	1,425,185	$1,425,185
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,035,308	1,035,308
BlackRock Temp Cash Money Market Fund[3]	47,513	47,513

Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	63,267	63,267

		2,571,273

COMMERCIAL PAPER – 8.77%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$47,059	47,045
1.51%, 09/02/04[3]	42,353	42,352
1.54%, 09/14/04[3]	47,059	47,033
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	18,824	18,818
1.53%, 09/16/04[3]	46,305	46,275
1.54%, 09/15/04[3]	47,059	47,031
1.54%, 09/22/04[3]	23,530	23,509
Barton Capital Corp.
1.53%, 09/08/04[3]	47,059	47,045
1.53%, 09/09/04[3]	109,922	109,885
1.53%, 09/13/04[3]	67,762	67,727
1.53%, 09/14/04[3]	23,530	23,517
1.54%, 09/17/04[3]	28,236	28,216
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	47,059	47,046
1.53%, 09/15/04[3]	18,824	18,813
Cantabric Finance LLC
1.55%, 09/17/04[3]	18,824	18,811
Corporate Asset Funding
1.42%, 09/03/04[3]	28,236	28,233
CRC Funding LLC
1.42%, 09/03/04[3]	47,059	47,056
Delaware Funding Corp.
1.50%, 09/09/04[3]	47,059	47,044
1.53%, 09/10/04[3]	75,295	75,266
1.53%, 09/20/04[3]	32,000	31,975

Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[3]	$47,059	$47,031
1.45%, 11/09/04[3]	94,119	93,857
1.52%, 09/08/04[3]	94,119	94,091
1.59%, 12/02/04[3]	94,119	93,736
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	28,236	28,233
1.53%, 09/07/04[3]	47,059	47,047
1.53%, 09/17/04[3]	28,236	28,216
1.53%, 09/21/04[3]	23,530	23,510
1.53%, 09/22/04[3]	47,059	47,017
1.54%, 09/14/04[3]	70,590	70,550
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	47,059	46,733
GIRO Funding US Corp.
1.54%, 09/09/04[3]	47,059	47,043
1.55%, 10/15/04[3]	61,718	61,602
Grampian Funding LLC
1.26%, 10/22/04[3]	94,119	93,952
1.44%, 10/27/04[3]	94,119	93,908
1.59%, 11/30/04[3]	47,059	46,872
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	23,530	23,529
1.53%, 09/20/04[3]	23,530	23,511
1.53%, 09/23/04[3]	32,942	32,911
1.54%, 09/15/04[3]	56,471	56,437
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	65,591	65,591
1.51%, 09/08/04[3]	37,648	37,636
1.52%, 09/09/04[3]	23,530	23,522
1.53%, 09/21/04[3]	47,059	47,019
Receivables Capital Corp.
1.54%, 09/14/04[3]	28,236	28,220
Scaldis Capital LLC
1.48%, 09/01/04[3]	51,765	51,765
Sydney Capital Corp.
1.25%, 10/22/04[3]	31,323	31,267
1.55%, 09/16/04[3]	28,236	28,217
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	37,648	37,625
1.54%, 09/23/04[3]	23,530	23,508

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.52%, 09/09/04[3]	$23,530	$23,522
1.52%, 09/10/04[3]	32,942	32,929

		2,393,304

TIME DEPOSITS – 7.71%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	94,119	94,119
1.33%, 02/10/05[3]	47,059	47,056
1.39%, 02/02/05[3]	47,059	47,056
1.39%, 04/08/05[3]	65,883	65,877
1.40%, 10/25/04[3]	94,119	94,117
Bank of New York
1.39%, 11/01/04[3]	94,119	94,117
1.60%, 12/03/04[3]	23,530	23,527
Bank of Nova Scotia
1.13%, 10/06/04[3]	94,119	94,119
1.24%, 10/07/04[3]	70,589	70,588
1.42%, 10/29/04[3]	70,589	70,590
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	94,119	94,120
1.49%, 08/09/05[3]	94,119	94,093
1.54%, 06/23/05[3]	94,119	94,096
1.56%, 06/10/05[3]	47,059	47,071
Norddeutsche Landesbank
1.59%, 07/27/05[3]	94,119	94,090
Prudential Funding LLC
1.60%, 12/01/04[3]	47,059	46,870
SouthTrust Bank
1.55%, 09/01/04[3]	188,238	188,238
Toronto-Dominion Bank
1.22%, 03/23/05[3]	164,708	164,692
1.34%, 02/10/05[3]	37,648	37,645
1.41%, 11/01/04[3]	70,589	70,588
1.53%, 09/13/04[3]	47,059	47,059
1.77%, 05/10/05[3]	47,059	47,056
1.90%, 05/11/05[3]	47,059	47,057
UBS Finance (Delaware)
1.10%, 09/08/04[3]	94,119	94,099
1.11%, 12/17/04[3]	141,178	140,713
1.14%, 09/29/04[3]	94,119	94,036

		2,102,689

REPURCHASE AGREEMENTS – 6.81%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	282,357	282,357
Bank of America, N.A.
1.59%, 09/01/04[3,6]	541,183	541,183
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	470,594	470,594
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	94,119	94,119
1.59%, 09/01/04[3,6]	470,594	470,594

		1,858,847

U.S. GOVERNMENT AGENCY NOTES – 1.25%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	65,883	66,014
1.80%, 01/18/05[3]	43,765	43,462
1.80%, 01/19/05[3]	47,059	46,730
2.06%, 05/31/05[3]	46,921	46,191
Federal National Mortgage Association
2.33%, 07/22/05[3]	141,178	138,224

		340,621

MEDIUM – TERM NOTES – 1.09%
CC USA Inc.
1.29%, 04/15/05[3,4]	94,119	94,113
1.51%, 02/15/05[3,4]	61,177	61,221
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	70,589	70,588
K2 USA LLC
1.46%, 01/12/05[3,4]	47,059	47,058
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	23,530	23,528

		296,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,905,246)		12,905,246

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 146.99% (Cost: $39,717,685)	$40,098,137

Other Assets, Less Liabilities – (46.99%)	(12,818,725)

NET ASSETS – 100.00%	$27,279,412

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	41.11%	$11,218,179
Communications	23.93	6,527,222
Energy	18.77	5,120,209
Utilities	8.23	2,245,060
Consumer Cyclical	3.25	885,640
Consumer Non-Cyclical	2.53	689,909
Industrial	1.86	506,672
Short-Term and Other Net Assets	0.32	86,521

TOTAL	100.00%	$27,279,412

See notes to financial statements.

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.00%

BANKS – 4.90%
ABN AMRO Holding NV	65,340	$1,384,870

		1,384,870

BEVERAGES – 3.83%
Heineken NV	35,863	1,082,619

		1,082,619

CHEMICALS – 5.29%
Akzo Nobel NV	36,720	1,233,904
DSM NV	5,400	262,374

		1,496,278

COMMERCIAL SERVICES – 2.49%
IHC Caland NV1	7,992	383,651
Randstad Holdings NV	2,916	88,844
Vedior NV	16,920	230,304

		702,799

COMPUTERS – 0.23%
Getronics NV1,2	38,952	65,800

		65,800

DISTRIBUTION & WHOLESALE – 0.26%
Hagemeyer NV1,2	41,292	72,764

		72,764

ELECTRONICS – 4.63%
Koninklijke Philips Electronics NV	56,880	1,309,252

		1,309,252

FOOD – 13.96%
Koninklijke Ahold NV2	120,096	738,521
Koninklijke Numico NV CVA[1,2]	11,768	369,555
Unilever NV CVA	47,448	2,838,200

		3,946,276

INSURANCE – 18.54%
AEGON NV	106,344	1,132,141
ING Groep NV	168,552	4,107,067

		5,239,208

MEDIA – 7.61%
Reed Elsevier NV	88,416	1,131,469
VNU NV	20,016	509,861
Wolters Kluwer NV CVA[1]	30,996	510,044

		2,151,374

OFFICE & BUSINESS EQUIPMENT – 1.20%
Oce NV1	22,500	340,163

		340,163

Security	Shares or Principal	Value
OIL & GAS – 24.29%
Royal Dutch Petroleum Co.[1]	136,260	$6,865,642

		6,865,642

REAL ESTATE INVESTMENT TRUSTS – 1.44%
Corio NV	2,268	99,558
Rodamco Europe NV1	3,276	211,607
Wereldhave NV	1,116	95,278

		406,443

SEMICONDUCTORS – 1.90%
ASML Holding NV2	42,156	537,938

		537,938

TELECOMMUNICATIONS – 4.28%
Koninklijke KPN NV	157,644	1,208,900

		1,208,900

TRANSPORTATION – 4.15%
TPG NV	50,688	1,172,269

		1,172,269

TOTAL COMMON STOCKS (Cost: $31,670,601)		27,982,595

SHORT-TERM INVESTMENTS – 11.31%

FLOATING RATE NOTES – 2.92%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$13,939	13,938
1.52%, 10/12/04[3,4]	11,616	11,616
1.56%, 09/15/04[3,4]	23,232	23,225
1.64%, 03/15/05[3,4]	11,616	11,622
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	17,424	17,424
1.38%, 11/22/04[3]	5,808	5,808
1.40%, 10/29/04[3]	23,232	23,232
CC USA Inc.
1.45%, 05/04/05[3,4]	23,232	23,229
1.61%, 07/29/05[3,4]	23,232	23,226
Den Danske Bank NY
1.51%, 08/12/05[3]	23,232	23,226
1.56%, 08/26/05[3]	23,232	23,226
Depfa Bank PLC
1.27%, 06/15/05[3]	23,232	23,232
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	19,283	19,278
Five Finance Inc.
1.42%, 04/29/05[3,4]	18,586	18,585
Gemini Securitization Corp.
1.53%, 09/09/04[3]	11,616	11,612

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2004

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	$14,869	$14,868
1.58%, 04/22/05[3]	23,232	23,232
K2 USA LLC
1.45%, 06/10/05[3,4]	23,232	23,230
1.57%, 09/27/04[3,4]	25,091	25,091
1.61%, 07/25/05[3,4]	11,616	11,615
Links Finance LLC
1.55%, 04/15/05[3,4]	23,232	23,230
1.68%, 04/25/05[3]	23,232	23,242
Nationwide Building Society
1.59%, 07/28/05[3]	23,232	23,232
1.63%, 12/09/04[3,4]	19,283	19,196
Nordea Bank PLC
2.11%, 06/07/05[3]	23,232	23,229
Northern Rock PLC
1.56%, 01/13/05[3,4]	22,071	22,071
Permanent Financing PLC
1.52%, 03/10/05[3]	23,232	23,232
1.53%, 12/10/04[3]	11,616	11,616
1.55%, 06/10/05[3]	10,455	10,455
Sigma Finance Inc.
1.52%, 10/07/04[3]	23,232	23,232
1.57%, 11/15/04[3]	23,232	23,232
1.59%, 09/15/05[3]	17,424	17,426
Tango Finance Corp.
1.52%, 04/07/05[3,4]	8,526	8,526
1.56%, 01/18/05[3,4]	10,222	10,222
1.59%, 07/25/05[3,4]	23,232	23,230
1.66%, 05/17/05[3,4]	19,283	19,283
1.70%, 02/25/05[3,4]	13,010	13,009
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	5,755	5,745
1.48%, 06/15/05[3,4]	11,616	11,615
1.56%, 09/15/04[3,4]	11,616	11,617
1.56%, 07/15/05[3,4]	17,424	17,421
White Pine Finance LLC
1.46%, 07/05/05[3]	11,616	11,614
1.55%, 04/15/05[3,4]	17,424	17,422
1.55%, 07/11/05[3]	5,808	5,808
1.56%, 11/15/04[3,4]	13,939	13,939
1.57%, 06/15/05[3,4]	9,525	9,525
1.58%, 03/29/05[3]	9,990	9,989
1.58%, 08/26/05[3,4]	11,616	11,614
1.68%, 05/20/05[3]	10,455	10,454

		824,941

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 2.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	363,216	$363,216
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	255,556	255,556
BlackRock Temp Cash Money Market Fund[3]	11,728	11,728
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	15,617	15,617

		646,117

COMMERCIAL PAPER – 2.09%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$11,616	11,613
1.51%, 09/02/04[3]	10,455	10,454
1.54%, 09/14/04[3]	11,616	11,610
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	4,646	4,645
1.53%, 09/16/04[3]	11,430	11,423
1.54%, 09/15/04[3]	11,616	11,609
1.54%, 09/22/04[3]	5,808	5,803
Barton Capital Corp.
1.53%, 09/08/04[3]	11,616	11,613
1.53%, 09/09/04[3]	27,133	27,124
1.53%, 09/13/04[3]	16,726	16,718
1.53%, 09/14/04[3]	5,808	5,805
1.54%, 09/17/04[3]	6,970	6,965
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	11,616	11,613
1.53%, 09/15/04[3]	4,646	4,644
Cantabric Finance LLC
1.55%, 09/17/04[3]	4,646	4,643
Corporate Asset Funding
1.42%, 09/03/04[3]	6,970	6,969
CRC Funding LLC
1.42%, 09/03/04[3]	11,616	11,615
Delaware Funding Corp.
1.50%, 09/09/04[3]	11,616	11,612
1.53%, 09/10/04[3]	18,586	18,579
1.53%, 09/20/04[3]	7,899	7,893
Edison Asset Securitization
1.07%, 09/21/04[3]	11,616	11,609
1.45%, 11/09/04[3]	23,232	23,168

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2004

Security	Principal	Value
1.52%, 09/08/04[3]	$23,232	$23,226
1.59%, 12/02/04[3]	23,232	23,138
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	6,970	6,969
1.53%, 09/07/04[3]	11,616	11,613
1.53%, 09/17/04[3]	6,970	6,965
1.53%, 09/21/04[3]	5,808	5,803
1.53%, 09/22/04[3]	11,616	11,606
1.54%, 09/14/04[3]	17,424	17,415
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	11,616	11,536
GIRO Funding US Corp.
1.54%, 09/09/04[3]	11,616	11,612
1.55%, 10/15/04[3]	15,235	15,206
Grampian Funding LLC
1.26%, 10/22/04[3]	23,232	23,191
1.44%, 10/27/04[3]	23,232	23,180
1.59%, 11/30/04[3]	11,616	11,570
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	5,808	5,808
1.53%, 09/20/04[3]	5,808	5,804
1.53%, 09/23/04[3]	8,131	8,124
1.54%, 09/15/04[3]	13,939	13,931
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	16,191	16,191
1.51%, 09/08/04[3]	9,293	9,290
1.52%, 09/09/04[3]	5,808	5,806
1.53%, 09/21/04[3]	11,616	11,606
Receivables Capital Corp.
1.54%, 09/14/04[3]	6,970	6,966
Scaldis Capital LLC
1.48%, 09/01/04[3]	12,778	12,778
Sydney Capital Corp.
1.25%, 10/22/04[3]	7,732	7,718
1.55%, 09/16/04[3]	6,970	6,965
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	9,293	9,287
1.54%, 09/23/04[3]	5,808	5,803
Windmill Funding Corp.
1.52%, 09/09/04[3]	5,808	5,806
1.52%, 09/10/04[3]	8,131	8,128

		590,768

TIME DEPOSITS – 1.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	23,232	23,232
1.33%, 02/10/05[3]	11,616	11,615
1.39%, 02/02/05[3]	11,616	11,615
1.39%, 04/08/05[3]	16,263	16,262
1.40%, 10/25/04[3]	23,232	23,232
Bank of New York
1.39%, 11/01/04[3]	23,232	23,233
1.60%, 12/03/04[3]	5,808	5,807
Bank of Nova Scotia
1.13%, 10/06/04[3]	23,232	23,232
1.24%, 10/07/04[3]	17,424	17,424
1.42%, 10/29/04[3]	17,424	17,425
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	23,232	23,233
1.49%, 08/09/05[3]	23,232	23,226
1.54%, 06/23/05[3]	23,232	23,227
1.56%, 06/10/05[3]	11,616	11,620
Norddeutsche Landesbank
1.59%, 07/27/05[3]	23,232	23,225
Prudential Funding LLC
1.60%, 12/01/04[3]	11,616	11,569
SouthTrust Bank
1.55%, 09/01/04[3]	46,465	46,465
Toronto-Dominion Bank
1.22%, 03/23/05[3]	40,657	40,653
1.34%, 02/10/05[3]	9,293	9,292
1.41%, 11/01/04[3]	17,424	17,425
1.53%, 09/13/04[3]	11,616	11,616
1.77%, 05/10/05[3]	11,616	11,615
1.90%, 05/11/05[3]	11,616	11,615
UBS Finance (Delaware)
1.10%, 09/08/04[3]	23,232	23,227
1.11%, 12/17/04[3]	34,849	34,734
1.14%, 09/29/04[3]	23,232	23,212

		519,031

REPURCHASE AGREEMENTS – 1.62%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	69,697	69,697

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

August 31, 2004

Security	Principal	Value
Bank of America, N.A.
1.59%, 09/01/04[3,6]	$133,586	$133,586
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	116,162	116,162
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	23,232	23,232
1.59%, 09/01/04[3,6]	116,162	116,162

		458,839

U.S. GOVERNMENT AGENCY NOTES – 0.30%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	16,263	16,295
1.80%, 01/18/05[3]	10,803	10,728
1.80%, 01/19/05[3]	11,616	11,535
2.06%, 05/31/05[3]	11,582	11,402
Federal National Mortgage Association
2.33%, 07/22/05[3]	34,849	34,119

		84,079

MEDIUM-TERM NOTES – 0.26%
CC USA Inc.
1.29%, 04/15/05[3,4]	23,232	23,231
1.51%, 02/15/05[3,4]	15,101	15,112
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	17,424	17,424
K2 USA LLC
1.46%, 01/12/05[3,4]	11,616	11,616
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	5,808	5,808

		73,191

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,196,966)		3,196,966

TOTAL INVESTMENTS IN SECURITIES – 110.31% (Cost: $34,867,567)		31,179,561

Other Assets, Less Liabilities – (10.31%)		(2,914,556)

NET ASSETS – 100.00%		$28,265,005

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	24.88%	$7,030,521
Energy	24.29	6,865,642
Consumer Non-Cyclical	20.28	5,731,694
Communications	11.89	3,360,274
Industrial	8.78	2,481,521
Basic Materials	5.29	1,496,278
Technology	3.33	943,901
Consumer Cyclical	0.26	72,764
Short-Term and Other Net Assets	1.00	282,410

TOTAL	100.00%	$28,265,005

See notes to financial statements.

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of investments

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.64%
Telefonica Publicidad e Informacion SA	44,704	$292,289

		292,289

AGRICULTURE – 3.40%
Altadis SA1	49,610	1,543,450

		1,543,450

AIRLINES – 0.46%
Iberia Lineas Aereas de Espana SA1	78,826	206,922

		206,922

BANKS – 30.99%
Banco Bilbao Vizcaya Argentaria SA	429,770	5,708,733
Banco Popular Espanol SA	36,300	1,964,458
Banco Santander Central Hispano SA1	609,928	5,959,614
Bankinter SA1	12,386	454,441

		14,087,246

BIOTECHNOLOGY – 0.45%
Zeltia SA1	30,954	204,644

		204,644

BUILDING MATERIALS – 0.63%
Uralita SA1,2	75,482	286,208

		286,208

COMMERCIAL SERVICES – 1.89%
Abertis Infraestructuras SA1	47,811	858,788

		858,788

COMPUTERS – 0.70%
Indra Sistemas SA1	24,882	317,813

		317,813

ELECTRIC – 12.45%
Endesa SA	121,902	2,254,805
Iberdrola SA	108,328	2,210,421
Union Fenosa SA1	53,790	1,193,021

		5,658,247

ENERGY – ALTERNATE SOURCES – 0.57%
Gamesa Corporacion Tecnologica SA	18,216	257,021

		257,021

ENGINEERING & CONSTRUCTION – 5.09%
Acciona SA1	5,148	316,259
Actividades de Construcciones y Servicios SA	59,519	1,012,668
Fomento de Construcciones y Contratas SA	15,026	550,024
Grupo Ferrovial SA1	9,504	434,750

		2,313,701

FOOD – 1.01%
Ebro Puleva SA	22,953	264,722
Viscofan SA	20,900	195,324

		460,046

FOREST PRODUCTS & PAPER – 0.53%
Grupo Empresarial ENCE SA	8,800	241,378

		241,378

GAS – 2.22%
Gas Natural SDG SA1	42,416	1,009,829

		1,009,829

INSURANCE – 1.04%
Corporacion Mapfre SA1	41,797	474,434

		474,434

IRON & STEEL – 1.33%
Acerinox SA	44,792	606,414

		606,414

LODGING – 0.78%
NH Hoteles SA1	34,210	354,638

		354,638

MEDIA – 1.43%
Antena 3 Television SA2	2,551	125,993
Promotora de Informaciones SA	29,480	465,752
Sogecable SA1,2	1,562	56,455

		648,200

OIL & GAS – 4.99%
Repsol YPF SA	109,890	2,270,338

		2,270,338

PHARMACEUTICALS – 1.07%
FAES FARMA SA1	32,498	486,576

		486,576

REAL ESTATE – 0.82%
Metrovacesa SA1	660	28,595
Sacyr Vallehermoso SA	24,442	333,877
Sacyr Vallehermoso SA New[2,3]	611	8,346

		370,818

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
RETAIL – 2.19%
Industria de Diseno Textil SA	43,406	$996,472

		996,472

TELECOMMUNICATIONS – 23.21%
Telefonica SA1	743,121	10,548,383

		10,548,383

TRANSPORTATION – 0.78%
Amadeus Global Travel Distribution SA Class A	52,316	355,410

		355,410

WATER – 1.21%
Sociedad General de Aguas de Barcelona SA Class B1	31,504	551,713

		551,713

TOTAL COMMON STOCKS (Cost: $36,991,001)		45,400,978

SHORT-TERM INVESTMENTS – 26.47%

FLOATING RATE NOTES – 6.85%
Beta Finance Inc.
1.45%, 05/04/05[4,5]	$52,612	52,604
1.52%, 10/12/04[4,5]	43,843	43,842
1.56%, 09/15/04[4,5]	87,686	87,680
1.64%, 03/15/05[4,5]	43,843	43,862
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[4]	65,764	65,763
1.38%, 11/22/04[4]	21,921	21,922
1.40%, 10/29/04[4]	87,686	87,686
CC USA Inc.
1.45%, 05/04/05[4,5]	87,686	87,674
1.61%, 07/29/05[4,5]	87,686	87,662
Den Danske Bank NY
1.51%, 08/12/05[4]	87,686	87,661
1.56%, 08/26/05[4]	87,686	87,660
Depfa Bank PLC
1.27%, 06/15/05[4]	87,686	87,686
Dorada Finance Inc.
1.61%, 07/29/05[4,5]	72,779	72,759
Five Finance Inc.
1.42%, 04/29/05[4,5]	70,149	70,144
Gemini Securitization Corp.
1.53%, 09/09/04[4]	43,843	43,828

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	$56,119	$56,116
1.58%, 04/22/05[4]	87,686	87,686
K2 USA LLC
1.45%, 06/10/05[4,5]	87,686	87,678
1.57%, 09/27/04[4,5]	94,701	94,700
1.61%, 07/25/05[4,5]	43,843	43,835
Links Finance LLC
1.55%, 04/15/05[4,5]	87,686	87,675
1.68%, 04/25/05[4]	87,686	87,723
Nationwide Building Society
1.59%, 07/28/05[4]	87,686	87,686
1.63%, 12/09/04[4,5]	72,779	72,453
Nordea Bank PLC
2.11%, 06/07/05[4]	87,686	87,673
Northern Rock PLC
1.56%, 01/13/05[4,5]	83,302	83,302
Permanent Financing PLC
1.52%, 03/10/05[4]	87,686	87,686
1.53%, 12/10/04[4]	43,843	43,843
1.55%, 06/10/05[4]	39,459	39,459
Sigma Finance Inc.
1.52%, 10/07/04[4]	87,686	87,684
1.57%, 11/15/04[4]	87,686	87,685
1.59%, 09/15/05[4]	65,764	65,770
Tango Finance Corp.
1.52%, 04/07/05[4,5]	32,181	32,179
1.56%, 01/18/05[4,5]	38,582	38,580
1.59%, 07/25/05[4,5]	87,686	87,678
1.66%, 05/17/05[4,5]	72,779	72,777
1.70%, 02/25/05[4,5]	49,104	49,099
WhistleJacket Capital LLC
1.26%, 10/20/04[4]	21,720	21,683
1.48%, 06/15/05[4,5]	43,843	43,835
1.56%, 09/15/04[4,5]	43,843	43,843
1.56%, 07/15/05[4,5]	65,764	65,753
White Pine Finance LLC
1.46%, 07/05/05[4]	43,843	43,835
1.55%, 04/15/05[4,5]	65,764	65,756
1.55%, 07/11/05[4]	21,921	21,919
1.56%, 11/15/04[4,5]	52,612	52,612
1.57%, 06/15/05[4,5]	35,951	35,951
1.58%, 03/29/05[4]	37,705	37,700
1.58%, 08/26/05[4,5]	43,843	43,834
1.68%, 05/20/05[4]	39,459	39,456

		3,113,577

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 5.29%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	1,337,924	$1,337,924
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	964,545	964,545
BlackRock Temp Cash Money Market Fund[4]	44,266	44,266
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[4]	58,942	58,942

		2,405,677

COMMERCIAL PAPER – 4.90%
Alpine Securitization Corp.
1.50%, 09/08/04[4]	$43,843	43,830
1.51%, 09/02/04[4]	39,459	39,457
1.54%, 09/14/04[4]	43,843	43,819
Amsterdam Funding Corp.
1.49%, 09/08/04[4]	17,537	17,532
1.53%, 09/16/04[4]	43,140	43,113
1.54%, 09/15/04[4]	43,843	43,817
1.54%, 09/22/04[4]	21,921	21,902
Barton Capital Corp.
1.53%, 09/08/04[4]	43,843	43,830
1.53%, 09/09/04[4]	102,409	102,375
1.53%, 09/13/04[4]	63,130	63,098
1.53%, 09/14/04[4]	21,921	21,909
1.54%, 09/17/04[4]	26,306	26,288
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[4]	43,843	43,830
1.53%, 09/15/04[4]	17,537	17,527
Cantabric Finance LLC
1.55%, 09/17/04[4]	17,537	17,525
Corporate Asset Funding
1.42%, 09/03/04[4]	26,306	26,304
CRC Funding LLC
1.42%, 09/03/04[4]	43,843	43,839
Delaware Funding Corp.
1.50%, 09/09/04[4]	43,843	43,828
1.53%, 09/10/04[4]	70,149	70,122
1.53%, 09/20/04[4]	29,813	29,789
Security	Principal	Value
Edison Asset Securitization
1.07%, 09/21/04[4]	$43,843	$43,817
1.45%, 11/09/04[4]	87,686	87,442
1.52%, 09/08/04[4]	87,686	87,660
1.59%, 12/02/04[4]	87,686	87,330
Falcon Asset Securitization Corp.
1.48%, 09/03/04[4]	26,306	26,304
1.53%, 09/07/04[4]	43,843	43,832
1.53%, 09/17/04[4]	26,306	26,288
1.53%, 09/21/04[4]	21,921	21,903
1.53%, 09/22/04[4]	43,843	43,804
1.54%, 09/14/04[4]	65,764	65,728
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	43,843	43,539
GIRO Funding US Corp.
1.54%, 09/09/04[4]	43,843	43,828
1.55%, 10/15/04[4]	57,500	57,391
Grampian Funding LLC
1.26%, 10/22/04[4]	87,686	87,530
1.44%, 10/27/04[4]	87,686	87,489
1.59%, 11/30/04[4]	43,843	43,669
Jupiter Securitization Corp.
1.47%, 09/02/04[4]	21,921	21,921
1.53%, 09/20/04[4]	21,921	21,904
1.53%, 09/23/04[4]	30,690	30,661
1.54%, 09/15/04[4]	52,612	52,580
Preferred Receivables Funding Corp.
1.47%, 09/01/04[4]	61,108	61,108
1.51%, 09/08/04[4]	35,074	35,064
1.52%, 09/09/04[4]	21,921	21,914
1.53%, 09/21/04[4]	43,843	43,806
Receivables Capital Corp.
1.54%, 09/14/04[4]	26,306	26,291
Scaldis Capital LLC
1.48%, 09/01/04[4]	48,227	48,227
Sydney Capital Corp.
1.25%, 10/22/04[4]	29,182	29,130
1.55%, 09/16/04[4]	26,306	26,289
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[4]	35,074	35,053
1.54%, 09/23/04[4]	21,921	21,901

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.52%, 09/09/04[4]	$21,921	$21,914
1.52%, 09/10/04[4]	30,690	30,678

		2,229,729

TIME DEPOSITS – 4.31%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	87,686	87,686
1.33%, 02/10/05[4]	43,843	43,840
1.39%, 02/02/05[4]	43,843	43,840
1.39%, 04/08/05[4]	61,380	61,375
1.40%, 10/25/04[4]	87,686	87,684
Bank of New York
1.39%, 11/01/04[4]	87,686	87,684
1.60%, 12/03/04[4]	21,921	21,919
Bank of Nova Scotia
1.13%, 10/06/04[4]	87,686	87,686
1.24%, 10/07/04[4]	65,764	65,764
1.42%, 10/29/04[4]	65,764	65,766
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[4]	87,686	87,687
1.49%, 08/09/05[4]	87,686	87,661
1.54%, 06/23/05[4]	87,686	87,665
1.56%, 06/10/05[4]	43,843	43,854
Norddeutsche Landesbank
1.59%, 07/27/05[4]	87,686	87,658
Prudential Funding LLC
1.60%, 12/01/04[4]	43,843	43,666
SouthTrust Bank
1.55%, 09/01/04[4]	175,372	175,372
Toronto-Dominion Bank
1.22%, 03/23/05[4]	153,450	153,435
1.34%, 02/10/05[4]	35,074	35,072
1.41%, 11/01/04[4]	65,764	65,763
1.53%, 09/13/04[4]	43,843	43,843
1.77%, 05/10/05[4]	43,843	43,840
1.90%, 05/11/05[4]	43,843	43,840
UBS Finance (Delaware)
1.10%, 09/08/04[4]	87,686	87,667
1.11%, 12/17/04[4]	131,529	131,095
1.14%, 09/29/04[4]	87,686	87,608

		1,958,970

REPURCHASE AGREEMENTS – 3.81%
Banc of America Securities LLC
1.59%, 09/01/04[4,7]	263,058	263,058
Bank of America, N.A.
1.59%, 09/01/044,[7]	504,193	504,193
Goldman Sachs & Co.
1.59%, 09/01/044,[7]	438,429	438,429
Merrill Lynch Government Securities Inc.
1.57%, 09/01/044,[7]	87,686	87,686
1.59%, 09/01/044,[7]	438,429	438,429

		1,731,795

U.S. GOVERNMENT AGENCY NOTES – 0.70%
Federal Home Loan
Mortgage Corp.
1.63%, 04/15/05[4]	61,380	61,502
1.80%, 01/18/05[4]	40,774	40,491
1.80%, 01/19/05[4]	43,843	43,536
2.06%, 05/31/05[4]	43,714	43,034
Federal National Mortgage Association
2.33%, 07/22/05[4]	131,529	128,777

		317,340

MEDIUM-TERM NOTES – 0.61%
CC USA Inc.
1.29%, 04/15/054,[5]	87,686	87,680
1.51%, 02/15/054,[5]	56,996	57,036
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	65,764	65,763
K2 USA LLC
1.46%, 01/12/05[4,5]	43,843	43,841
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	21,921	21,920

		276,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,033,328)		12,033,328

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 126.35% (Cost: $49,024,329)	$57,434,306

Other Assets, Less Liabilities – (26.35%)	(11,977,979)

NET ASSETS – 100.00%	$45,456,327

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	32.85%	$14,932,498
Communications	25.28	11,488,872
Utilities	15.88	7,219,789
Consumer Non-Cyclical	7.82	3,553,504
Industrial	6.50	2,955,319
Energy	5.56	2,527,359
Consumer Cyclical	3.43	1,558,032
Basic Materials	1.86	847,792
Technology	0.70	317,813
Short-Term and Other Net Assets	0.12	55,349

TOTAL	100.00%	$45,456,327

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.90%

AGRICULTURE - 1.89%
Swedish Match AB1	51,810	$524,113

		524,113

AIRLINES - 0.32%
SAS AB1,2	11,638	89,847

		89,847

AUTO MANUFACTURERS - 7.61%
Scania AB Class B	14,696	479,251
Volvo AB Class A1	14,300	468,241
Volvo AB Class B1	34,122	1,164,984

		2,112,476

BANKS - 18.60%
Nordea AB	333,322	2,551,115
Skandinaviska Enskilda Banken AB Class A1	73,216	1,028,150
Svenska Handelsbanken AB Class A1	82,632	1,583,831

		5,163,096

COMMERCIAL SERVICES - 2.03%
Securitas AB Class B	45,430	563,884

		563,884

COMPUTERS - 0.34%
WM-Data AB Class B	48,642	92,910

		92,910

COSMETICS & PERSONAL CARE - 0.38%
Oriflame Cosmetics SA SDR[2]	4,554	104,260

		104,260

DIVERSIFIED FINANCIAL SERVICES - 0.72%
D Carnegie AB	8,800	77,894
OM AB1,2	11,550	122,221

		200,115

ENGINEERING & CONSTRUCTION - 1.84%
Skanska AB Class B1	56,694	509,377

		509,377

FOOD - 0.41%
Axfood AB	4,488	114,996

		114,996

FOREST PRODUCTS & PAPER - 5.28%
Billerud AB	8,272	128,273
Holmen AB Class B1	7,568	216,076
Svenska Cellulosa AB Class B	29,876	1,121,424

		1,465,773

HAND & MACHINE TOOLS - 4.18%
Sandvik AB1	34,012	1,161,229

		1,161,229

HEALTH CARE - PRODUCTS - 2.95%
Elekta AB Class B2	4,378	99,357
Gambro AB Class A	27,082	290,185
Gambro AB Class B1	14,652	154,559
Getinge AB Class B	24,860	275,476

		819,577

HEALTH CARE - SERVICES - 0.38%
Capio AB2	11,484	106,619

		106,619

HOME FURNISHINGS - 2.87%
Electrolux AB Series B	43,464	795,482

		795,482

INSURANCE - 2.04%
Skandia Forsakrings AB1	157,256	567,250

		567,250

IRON & STEEL - 0.84%
Svenskt Stal AB Class A	9,218	161,347
Svenskt Stal AB Class B	4,224	70,561

		231,908

MACHINERY - CONSTRUCTION & MINING - 3.45%
Atlas Copco AB Class A1	17,204	609,129
Atlas Copco AB Class B	10,758	347,965

		957,094

MANUFACTURING - 1.29%
Alfa Laval AB	12,804	180,655
Trelleborg AB Class B	11,902	178,226

		358,881

MEDIA - 1.19%
Eniro AB1	24,309	183,625
Modern Times Group AB Class B2	7,788	147,720

		331,345

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
METAL FABRICATE & HARDWARE - 4.20%
Assa Abloy AB Class B	45,364	$544,950
Hoganas AB Class B	4,136	93,865
SKF AB Class B1	14,322	527,105

		1,165,920

OIL & GAS - 0.45%
Lundin Petroleum AB1,2	25,102	124,628

		124,628

REAL ESTATE - 1.27%
Castellum AB	6,468	161,855
Fabege AB2	6,330	91,839
Wihlborgs Fastigheter AB	7,040	97,924

		351,618

RETAIL - 6.74%
Hennes & Mauritz AB Class B1	71,940	1,872,041

		1,872,041

TELECOMMUNICATIONS - 28.63%
Tele2 AB Class B1	14,916	561,871
Telefonaktiebolaget LM
Ericsson Class B2	2,248,180	6,044,782
TeliaSonera AB2	284,240	1,339,327

		7,945,980

TOTAL COMMON STOCKS (Cost: $23,392,218)		27,730,419

SHORT-TERM INVESTMENTS - 35.64%

FLOATING RATE NOTES - 9.23%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$43,276	43,258
1.52%, 10/12/04[3,4]	36,063	36,063
1.56%, 09/15/04[3,4]	72,126	72,126
1.64%, 03/15/05[3,4]	36,063	36,079
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	54,095	54,094
1.38%, 11/22/04[3]	18,032	18,032
1.40%, 10/29/04[3]	72,126	72,126
CC USA Inc.
1.45%, 05/04/05[3,4]	72,126	72,116
1.61%, 07/29/05[3,4]	72,126	72,106

Security	Principal	Value
Den Danske Bank NY
1.51%, 08/12/05[3]	$72,126	$72,106
1.56%, 08/26/05[3]	72,126	72,105
Depfa Bank PLC
1.27%, 06/15/05[3]	72,126	72,126
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	59,865	59,848
Five Finance Inc.
1.42%, 04/29/05[3,4]	57,701	57,697
Gemini Securitization Corp.
1.53%, 09/09/04[3]	36,063	36,051
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	46,161	46,158
1.58%, 04/22/05[3]	72,126	72,126
K2 USA LLC
1.45%, 06/10/05[3,4]	72,126	72,119
1.57%, 09/27/04[3,4]	77,896	77,895
1.61%, 07/25/05[3,4]	36,063	36,057
Links Finance LLC
1.55%, 04/15/05[3,4]	72,126	72,117
1.68%, 04/25/05[3]	72,126	72,157
Nationwide Building Society
1.59%, 07/28/05[3]	72,126	72,126
1.63%, 12/09/04[3,4]	59,865	59,596
Nordea Bank PLC
2.11%, 06/07/05[3]	72,126	72,115
Northern Rock PLC
1.56%, 01/13/05[3,4]	68,520	68,520
Permanent Financing PLC
1.52%, 03/10/05[3]	72,126	72,126
1.53%, 12/10/04[3]	36,063	36,064
1.55%, 06/10/05[3]	32,457	32,457
Sigma Finance Inc.
1.52%, 10/07/04[3]	72,126	72,125
1.57%, 11/15/04[3]	72,126	72,125
1.59%, 09/15/05[3]	54,095	54,099
Tango Finance Corp.
1.52%, 04/07/05[3,4]	26,470	26,469
1.56%, 01/18/05[3,4]	31,735	31,734
1.59%, 07/25/05[3,4]	72,126	72,120
1.66%, 05/17/05[3,4]	59,865	59,862
1.70%, 02/25/05[3,4]	40,391	40,387

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	$17,866	$17,835
1.48%, 06/15/05[3,4]	36,063	36,057
1.56%, 09/15/04[3,4]	36,063	36,063
1.56%, 07/15/05[3,4]	54,095	54,085
White Pine Finance LLC
1.46%, 07/05/05[3]	36,063	36,056
1.55%, 04/15/05[3,4]	54,095	54,088
1.55%, 07/11/05[3]	18,032	18,030
1.56%, 11/15/04[3,4]	43,276	43,276
1.57%, 06/15/05[3,4]	29,572	29,572
1.58%, 03/29/05[3]	31,014	31,010
1.58%, 08/26/05[3,4]	36,063	36,056
1.68%, 05/20/05[3]	32,457	32,454

		2,561,069

MONEY MARKET FUNDS – 7.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	1,095,736	1,095,736
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	793,386	793,386
BlackRock Temp Cash Money Market Fund[3]	36,410	36,410
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares[3]	48,483	48,483

		1,974,015

COMMERCIAL PAPER – 6.61%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	36,063	36,052
1.51%, 09/02/04[3]	32,457	32,455
1.54%, 09/14/04[3]	36,063	36,043
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	14,425	14,421
1.53%, 09/16/04[3]	35,485	35,462
1.54%, 09/15/04[3]	36,063	36,042
1.54%, 09/22/04[3]	18,032	18,016
Barton Capital Corp.
1.53%, 09/08/04[3]	36,063	36,052
1.53%, 09/09/04[3]	84,237	84,208

Security	Principal	Value
1.53%, 09/13/04[3]	$51,928	$51,901
1.53%, 09/14/04[3]	18,032	18,022
1.54%, 09/17/04[3]	21,638	21,623
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	36,063	36,052
1.53%, 09/15/04[3]	14,425	14,417
Cantabric Finance LLC
1.55%, 09/17/04[3]	14,425	14,415
Corporate Asset Funding
1.42%, 09/03/04[3]	21,638	21,636
CRC Funding LLC
1.42%, 09/03/04[3]	36,063	36,060
Delaware Funding Corp.
1.50%, 09/09/04[3]	36,063	36,051
1.53%, 09/10/04[3]	57,701	57,679
1.53%, 09/20/04[3]	24,523	24,503
Edison Asset Securitization
1.07%, 09/21/04[3]	36,063	36,042
1.45%, 11/09/04[3]	72,126	71,926
1.52%, 09/08/04[3]	72,126	72,105
1.59%, 12/02/04[3]	72,126	71,833
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	21,638	21,636
1.53%, 09/07/04[3]	36,063	36,054
1.53%, 09/17/04[3]	21,638	21,623
1.53%, 09/21/04[3]	18,032	18,016
1.53%, 09/22/04[3]	36,063	36,031
1.54%, 09/14/04[3]	54,095	54,064
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	36,063	35,813
GIRO Funding US Corp.
1.54%, 09/09/04[3]	36,063	36,051
1.55%, 10/15/04[3]	47,297	47,207
Grampian Funding LLC
1.26%, 10/22/04[3]	72,126	71,998
1.44%, 10/27/04[3]	72,126	71,964
1.59%, 11/30/04[3]	36,063	35,920
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	18,032	18,031
1.53%, 09/20/04[3]	18,032	18,017
1.53%, 09/23/04[3]	25,244	25,221
1.54%, 09/15/04[3]	43,276	43,250

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2004

Security	Principal	Value
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	$50,265	$50,265
1.51%, 09/08/04[3]	28,850	28,842
1.52%, 09/09/04[3]	18,032	18,025
1.53%, 09/21/04[3]	36,063	36,032
Receivables Capital Corp.
1.54%, 09/14/04[3]	21,638	21,626
Scaldis Capital LLC
1.48%, 09/01/04[3]	39,669	39,670
Sydney Capital Corp.
1.25%, 10/22/04[3]	24,004	23,961
1.55%, 09/16/04[3]	21,638	21,624
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	28,850	28,833
1.54%, 09/23/04[3]	18,032	18,015
Windmill Funding Corp.
1.52%, 09/09/04[3]	18,032	18,025
1.52%, 09/10/04[3]	25,244	25,235

		1,834,065

TIME DEPOSITS – 5.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	72,126	72,126
1.33%, 02/10/05[3]	36,063	36,061
1.39%, 02/02/05[3]	36,063	36,061
1.39%, 04/08/05[3]	50,488	50,484
1.40%, 10/25/04[3]	72,126	72,124
Bank of New York
1.39%, 11/01/04[3]	72,126	72,125
1.60%, 12/03/04[3]	18,032	18,029
Bank of Nova Scotia
1.13%, 10/06/04[3]	72,126	72,126
1.24%, 10/07/04[3]	54,095	54,094
1.42%, 10/29/04[3]	54,095	54,095
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	72,126	72,127
1.49%, 08/09/05[3]	72,126	72,106
1.54%, 06/23/05[3]	72,126	72,109
1.56%, 06/10/05[3]	36,063	36,072
Norddeutsche Landesbank
1.59%, 07/27/05[3]	72,126	72,103
Prudential Funding LLC
1.60%, 12/01/04[3]	36,063	35,917
SouthTrust Bank
1.55%, 09/01/04[3]	144,252	144,252
Toronto-Dominion Bank
1.22%, 03/23/05[3]	126,221	126,208
1.34%, 02/10/05[3]	28,850	28,848
1.41%, 11/01/04[3]	54,095	54,094
1.53%, 09/13/04[3]	36,063	36,064
1.77%, 05/10/05[3]	36,063	36,061
1.90%, 05/11/05[3]	36,063	36,061
UBS Finance (Delaware)
1.10%, 09/08/04[3]	72,126	72,111
1.11%, 12/17/04[3]	108,189	107,832
1.14%, 09/29/04[3]	72,126	72,062

		1,611,352

REPURCHASE AGREEMENTS – 5.13%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	216,378	216,378
Bank of America, N.A
1.59%, 09/01/04[3,6]	414,725	414,725
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	360,630	360,630
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	72,126	72,126
1.59%, 09/01/04[3,6]	360,630	360,630

		1,424,489

U.S. GOVERNMENT AGENCY NOTES – 0.94%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	50,488	50,588
1.80%, 01/18/05[3]	33,539	33,306
1.80%, 01/19/05[3]	36,063	35,811
2.06%, 05/31/05[3]	35,957	35,397
Federal National Mortgage Association
2.33%, 07/22/05[3]	108,189	105,925

		261,027

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2004

Security	Principal	Value
MEDIUM-TERM NOTES – 0.82%
CC USA Inc.
1.29%, 04/15/05[3,4]	$72,126	$72,122
1.51%, 02/15/05[3,4]	46,882	46,915
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	54,095	54,093
K2 USA LLC
1.46%, 01/12/05[3,4]	36,063	36,062
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	18,032	18,030

		227,222

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,893,239)		9,893,239

TOTAL INVESTMENTS IN SECURITIES – 135.54% (Cost: $33,285,457)		37,623,658

Other Assets, Less Liabilities – (35.54%)		(9,865,461)

NET ASSETS – 100.00%		$27,758,197

SDR - Swedish Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule-144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Communications	29.82%	$8,277,325
Financial	22.63	6,282,079
Consumer Cyclical	17.54	4,869,846
Industrial	14.96	4,152,501
Consumer Non-Cyclical	8.04	2,233,449
Basic Materials	6.12	1,697,681
Energy	0.45	124,628
Technology	0.34	92,910
Short-Term and Other Net Assets	0.10	27,778

TOTAL	100.00%	$27,758,197

See Notes to Financial Statements.

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.73%

BANKS – 15.91%
Banque Cantonale Vaudoise	2,346	$266,875
Credit Suisse Group[1]	61,722	1,922,652
Julius Baer Holding AG2	1,718	461,322
UBS AG Registered	55,991	3,748,776
Vontobel Holding AG Registered	13,800	269,895

		6,669,520

BUILDING MATERIALS – 4.26%
Geberit AG Registered	184	130,884
Holcim Ltd. Registered	30,935	1,655,250

		1,786,134

CHEMICALS – 8.67%
Ciba Specialty Chemicals AG Registered[1]	13,690	831,300
Clariant AG Registered	13,846	168,155
Givaudan SA Registered	2,093	1,295,694
Lonza Group AG Registered	3,590	159,109
Syngenta AG1	13,156	1,180,155

		3,634,413

COMMERCIAL SERVICES – 2.12%
Adecco SA Registered	10,512	486,617
Societe Generale de Surveillance Holding SA	736	401,650

		888,267

COMPUTERS – 0.36%
Logitech International SA Registered[1]	3,360	151,565

		151,565

ENGINEERING & CONSTRUCTION – 1.78%
ABB Ltd.[1]	132,095	746,912

		746,912

FOOD – 11.53%
Nestle SA Registered	20,470	4,834,797

		4,834,797

HAND & MACHINE TOOLS – 2.21%
Schindler Holding AG Participation Certificates	2,208	605,957
Schindler Holding AG Registered	1,012	319,230

		925,187

HEALTH CARE – PRODUCTS – 4.73%
Nobel Biocare Holding AG	2,576	363,632
Phonak Holding AG Registered	5,796	174,604
Straumann Holding AG Registered	851	166,435
Synthes Inc.	11,960	1,278,010

		1,982,681

INSURANCE – 8.06%
Swiss Reinsurance Co.	28,560	1,614,883
Zurich Financial Services AG1	12,661	1,764,782

		3,379,665

LEISURE TIME – 0.02%
Kuoni Reisen Holding AG Registered	23	8,325

		8,325

MANUFACTURING – 0.31%
Sulzer AG Registered	460	128,780

		128,780

PHARMACEUTICALS – 30.18%
Novartis AG	177,888	8,213,669
Roche Holding AG Genusschein[2]	37,053	3,586,811
Serono SA	1,334	850,023

		12,650,503

RETAIL – 6.61%
Compagnie Financiere Richemont AG Class-A	46,000	1,173,534
Swatch Group (The) AG Class-B2	5,198	638,452
Swatch Group (The) AG Registered	23,299	593,476
Valora Holding AG Registered	1,679	366,770

		2,772,232

TELECOMMUNICATIONS – 2.98%
Kudelski SA Bearer[1]	1,909	55,100
Swisscom AG Registered[2]	3,611	1,191,754

		1,246,854

TOTAL COMMON STOCKS (Cost: $38,615,315)		41,805,835

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2004

Security	Principal	Value
SHORT-TERM INVESTMENTS – 3.85%

FLOATING RATE NOTES – 0.98%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$6,976	$6,975
1.52%, 10/12/04[3,4]	5,813	5,813
1.56%, 09/15/04[3,4]	11,627	11,627
1.64%, 03/15/05[3,4]	5,813	5,816
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	8,720	8,720
1.38%, 11/22/04[3]	2,907	2,907
1.40%, 10/29/04[3]	11,627	11,627
CC USA Inc.
1.45%, 05/04/05[3,4]	11,627	11,625
1.61%, 07/29/05[3,4]	11,627	11,623
Den Danske Bank NY
1.51%, 08/12/05[3]	11,627	11,623
1.56%, 08/26/05[3]	11,627	11,623
Depfa Bank PLC
1.27%, 06/15/05[3]	11,627	11,627
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	9,650	9,647
Five Finance Inc.
1.42%, 04/29/05[3,4]	9,301	9,301
Gemini Securitization Corp.
1.53%, 09/09/04[3]	5,813	5,811
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	7,441	7,441
1.58%, 04/22/05[3]	11,627	11,627
K2 USA LLC
1.45%, 06/10/05[3,4]	11,627	11,625
1.57%, 09/27/04[3,4]	12,557	12,557
1.61%, 07/25/05[3,4]	5,813	5,812
Links Finance LLC
1.55%, 04/15/05[3,4]	11,627	11,625
1.68%, 04/25/05[3]	11,627	11,631
Nationwide Building Society
1.59%, 07/28/05[3]	11,627	11,627
1.63%, 12/09/04[3,4]	9,650	9,607
Nordea Bank PLC
2.11%, 06/07/05[3]	11,627	11,625

Security	Shares or Principal	Value
Northern Rock PLC
1.56%, 01/13/05[3,4]	$11,045	$11,045
Permanent Financing PLC
1.52%, 03/10/05[3]	11,627	11,627
1.53%, 12/10/04[3]	5,813	5,813
1.55%, 06/10/05[3]	5,232	5,232
Sigma Finance Inc.
1.52%, 10/07/04[3]	11,627	11,626
1.57%, 11/15/04[3]	11,627	11,626
1.59%, 09/15/05[3]	8,720	8,721
Tango Finance Corp.
1.52%, 04/07/05[3,4]	4,267	4,267
1.56%, 01/18/05[3,4]	5,116	5,116
1.59%, 07/25/05[3,4]	11,627	11,626
1.66%, 05/17/05[3,4]	9,650	9,650
1.70%, 02/25/05[3,4]	6,511	6,510
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	2,880	2,875
1.48%, 06/15/05[3,4]	5,813	5,812
1.56%, 09/15/04[3,4]	5,813	5,813
1.56%, 07/15/05[3,4]	8,720	8,719
White Pine Finance LLC
1.46%, 07/05/05[3]	5,813	5,812
1.55%, 04/15/05[3,4]	8,720	8,719
1.55%, 07/11/05[3]	2,907	2,906
1.56%, 11/15/04[3,4]	6,976	6,976
1.57%, 06/15/05[3,4]	4,767	4,767
1.58%, 03/29/05[3]	4,999	4,999
1.58%, 08/26/05[3,4]	5,813	5,812
1.68%, 05/20/05[3]	5,232	5,232

		412,843

MONEY MARKET FUNDS – 0.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	195,904	195,904
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	127,893	127,893
BlackRock Temp Cash Money Market Fund[3]	5,869	5,869
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	7,815	7,815

		337,481

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
COMMERCIAL PAPER – 0.71%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$5,813	5,812
1.51%, 09/02/04[3]	5,232	5,232
1.54%, 09/14/04[3]	5,813	5,810
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	2,325	2,325
1.53%, 09/16/04[3]	5,720	5,717
1.54%, 09/15/04[3]	5,813	5,810
1.54%, 09/22/04[3]	2,907	2,904
Barton Capital Corp.
1.53%, 09/08/04[3]	5,813	5,812
1.53%, 09/09/04[3]	13,579	13,574
1.53%, 09/13/04[3]	8,371	8,366
1.53%, 09/14/04[3]	2,907	2,905
1.54%, 09/17/04[3]	3,488	3,486
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	5,813	5,812
1.53%, 09/15/04[3]	2,325	2,324
Cantabric Finance LLC
1.55%, 09/17/04[3]	2,325	2,324
Corporate Asset Funding
1.42%, 09/03/04[3]	3,488	3,488
CRC Funding LLC
1.42%, 09/03/04[3]	5,813	5,813
Delaware Funding Corp.
1.50%, 09/09/04[3]	5,813	5,811
1.53%, 09/10/04[3]	9,301	9,298
1.53%, 09/20/04[3]	3,953	3,950
Edison Asset Securitization
1.07%, 09/21/04[3]	5,813	5,810
1.45%, 11/09/04[3]	11,627	11,594
1.52%, 09/08/04[3]	11,627	11,623
1.59%, 12/02/04[3]	11,627	11,579
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	3,488	3,488
1.53%, 09/07/04[3]	5,813	5,812

Security	Principal	Value
1.53%, 09/17/04[3]	$3,488	$3,486
1.53%, 09/21/04[3]	2,907	2,904
1.53%, 09/22/04[3]	5,813	5,809
1.54%, 09/14/04[3]	8,715	8,715
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	5,813	5,773
GIRO Funding US Corp.
1.54%, 09/09/04[3]	5,813	5,811
1.55%, 10/15/04[3]	7,624	7,610
Grampian Funding LLC
1.26%, 10/22/04[3]	11,627	11,606
1.44%, 10/27/04[3]	11,627	11,601
1.59%, 11/30/04[3]	5,813	5,790
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	2,907	2,907
1.53%, 09/20/04[3]	2,907	2,905
1.53%, 09/23/04[3]	4,069	4,066
1.54%, 09/15/04[3]	6,976	6,972
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	8,103	8,103
1.51%, 09/08/04[3]	4,651	4,649
1.52%, 09/09/04[3]	2,907	2,906
1.53%, 09/21/04[3]	5,813	5,808
Receivables Capital Corp.
1.54%, 09/14/04[3]	3,488	3,486
Scaldis Capital LLC
1.48%, 09/01/04[3]	6,395	6,395
Sydney Capital Corp.
1.25%, 10/22/04[3]	3,869	3,862
1.55%, 09/16/04[3]	3,488	3,486
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	4,651	4,648
1.54%, 09/23/04[3]	2,907	2,904
Windmill Funding Corp.
1.52%, 09/09/04[3]	2,907	2,906
1.52%, 09/10/04[3]	4,069	4,068

		295,655

TIME DEPOSITS – 0.62%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	11,627	11,612

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2004

Security	Principal	Value
1.33%, 02/10/05[3]	$5,813	$5,813
1.39%, 02/02/05[3]	5,813	5,813
1.39%, 04/08/05[3]	8,139	8,138
1.40%, 10/25/04[3]	11,627	11,626
Bank of New York
1.39%, 11/01/04[3]	11,627	11,626
1.60%, 12/03/04[3]	2,907	2,906
Bank of Nova Scotia
1.13%, 10/06/04[3]	11,627	11,627
1.24%, 10/07/04[3]	8,720	8,720
1.42%, 10/29/04[3]	8,720	8,720
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	11,627	11,627
1.49%, 08/09/05[3]	11,627	11,623
1.54%, 06/23/05[3]	11,627	11,624
1.56%, 06/10/05[3]	5,813	5,815
Norddeutsche Landesbank
1.59%, 07/27/05[3]	11,627	11,623
Prudential Funding LLC
1.60%, 12/01/04[3]	5,813	5,790
SouthTrust Bank
1.55%, 09/01/04[3]	23,253	23,253
Toronto-Dominion Bank
1.22%, 03/23/05[3]	20,347	20,345
1.34%, 02/10/05[3]	4,651	4,650
1.41%, 11/01/04[3]	8,720	8,720
1.53%, 09/13/04[3]	5,813	5,813
1.77%, 05/10/05[3]	5,813	5,813
1.90%, 05/11/05[3]	5,813	5,813
UBS Finance (Delaware)
1.10%, 09/08/04[3]	11,627	11,625
1.11%, 12/17/04[3]	17,440	17,382
1.14%, 09/29/04[3]	11,627	11,616

		259,733

REPURCHASE AGREEMENTS – 0.55%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	34,880	34,880
Bank of America, N.A.
1.59%, 09/01/04[3,6]	66,853	66,853
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	58,133	58,133
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	11,627	11,627
1.59%, 09/01/04[3,6]	58,133	58,133

		229,626

U.S. GOVERNMENT AGENCY NOTES – 0.10%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	8,139	8,155
1.80%, 01/18/05[3]	5,406	5,369
1.80%, 01/19/05[3]	5,813	5,773
2.06%, 05/31/05[3]	5,796	5,706
Federal National Mortgage Association
2.33%, 07/22/05[3]	17,440	17,075

		42,078

MEDIUM-TERM NOTES – 0.09%
CC USA Inc.
1.29%, 04/15/05[3,4]	11,627	11,626
1.51%, 02/15/05[3,4]	7,557	7,563
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	8,720	8,720
K2 USA LLC
1.46%, 01/12/05[3,4]	5,813	5,813
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,907	2,907

		36,629

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,614,045)		1,614,045

TOTAL INVESTMENTS IN SECURITIES – 103.58% (Cost: $40,229,360)		43,419,880

Other Assets, Less Liabilities – (3.58%)		(1,499,711)

NET ASSETS – 100.00%		$41,920,169

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule-144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Consumer Non-Cyclical	48.56%	$20,356,248
Financial	23.97	10,049,185
Basic Materials	8.67	3,634,413
Industrial	8.56	3,587,013
Consumer Cyclical	6.63	2,780,557
Communications	2.98	1,246,854
Technology	0.36	151,565
Short-Term and Other Net Assets	0.27	114,334

TOTAL	100.00%	$41,920,169

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.26%

ADVERTISING – 0.61%
Aegis Group PLC	253,296	$380,482
WPP Group PLC	265,104	2,365,468

		2,745,950

AEROSPACE & DEFENSE – 1.13%
BAE Systems PLC	715,248	2,579,824
Cobham PLC	26,496	648,244
Meggitt PLC	101,088	412,805
Rolls-Royce Group PLC	353,376	1,473,248

		5,114,121

AGRICULTURE – 2.03%
British American Tobacco PLC	361,728	5,449,869
Imperial Tobacco Group PLC	170,208	3,747,835

		9,197,704

AIRLINES – 0.11%
British Airways PLC[1]	125,712	506,575

		506,575

AUTO PARTS & EQUIPMENT – 0.15%
GKN PLC	174,528	693,867

		693,867

BANKS – 20.84%
Barclays PLC[2]	1,510,416	13,979,803
HBOS PLC	910,656	11,131,736
HSBC Holdings PLC	2,578,896	40,037,202
Lloyds TSB Group PLC	1,304,784	9,787,996
Royal Bank of Scotland Group PLC	697,824	19,420,272

		94,357,009

BEVERAGES – 2.74%
Diageo PLC	714,528	8,785,710
SABMiller PLC	186,912	2,323,455
Scottish & Newcastle PLC	184,464	1,314,922

		12,424,087

BUILDING MATERIALS – 0.69%
BPB PLC	115,200	837,764
Hanson PLC	172,368	1,173,658
Pilkington PLC	247,536	395,208
RMC Group PLC	63,792	729,291

		3,135,921

CHEMICALS – 0.84%
BOC Group PLC	116,784	1,879,242
Imperial Chemical Industries PLC	277,920	1,099,921
Johnson Matthey PLC	51,408	839,260

		3,818,423

COMMERCIAL SERVICES – 1.67%
Aggreko PLC	61,632	168,527
Brambles Industries PLC	169,776	740,640
Bunzl PLC	102,816	784,234
Capita Group PLC	152,640	870,456
Davis Service Group PLC	47,232	333,075
De La Rue PLC	41,184	230,784
Group 4 Securicor PLC[1]	253,259	531,913
Hays PLC	414,720	884,082
Intertek Group PLC	36,432	374,885
Kidde PLC	195,984	415,146
Rank Group PLC	139,392	719,679
Rentokil Initial PLC	430,128	1,162,603
Serco Group PLC	94,176	337,142

		7,553,166

COMPUTERS – 0.12%
LogicaCMG PLC	180,291	520,557

		520,557

DISTRIBUTION & WHOLESALE – 0.57%
Inchcape PLC	16,992	507,425
Wolseley PLC	136,224	2,079,335

		2,586,760

DIVERSIFIED FINANCIAL SERVICES – 1.10%
AMVESCAP PLC	163,584	853,410
Cattles PLC	80,064	460,900
Close Brothers Group PLC	27,648	348,162
ICAP PLC	105,408	426,179
London Stock Exchange PLC	57,997	372,471
Man Group PLC	64,368	1,531,965
Provident Financial PLC	60,624	648,359
Schroders PLC	30,816	337,885

		4,979,331

ELECTRIC – 2.76%
International Power PLC[1]	259,776	635,561
International Power PLC Rights[1]	82,154	77,960

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Shares	Value
National Grid Transco PLC	721,296	$6,017,506
Scottish & Southern Energy PLC	198,000	2,625,136
Scottish Power PLC	434,016	3,140,660

		12,496,823

ELECTRONICS – 0.20%
Electrocomponents PLC	104,544	608,875
Premier Farnell PLC	89,856	312,786

		921,661

ENGINEERING & CONSTRUCTION – 0.74%
AMEC PLC	71,568	409,094
BAA PLC	250,128	2,497,321
Balfour Beatty PLC	94,896	453,243

		3,359,658

ENTERTAINMENT – 0.77%
EMI Group PLC	186,336	745,840
Hilton Group PLC	372,096	1,747,087
William Hill PLC	100,656	984,143

		3,477,070

FOOD – 4.45%
Cadbury Schweppes PLC	481,248	3,856,876
J Sainsbury PLC[1,3]	313,984	1,470,000
Tate & Lyle PLC	96,768	623,209
Tesco PLC	1,808,784	8,655,406
Unilever PLC	647,280	5,542,660

		20,148,151

FOOD SERVICE – 0.62%
Compass Group PLC	498,816	2,788,500

		2,788,500

GAS - 0.98%
Centrica PLC	1,002,960	4,438,516

		4,438,516

HEALTH CARE – PRODUCTS – 0.48%
Smith & Nephew PLC	217,152	1,953,228
SSL International PLC	41,616	211,120

		2,164,348

HOLDING COMPANIES – DIVERSIFIED – 0.18%
Tomkins PLC	177,696	830,333

		830,333

HOME BUILDERS – 0.80%
Barratt Developments PLC	57,312	610,360
Bellway PLC	26,352	364,315
Berkeley Group (The) PLC	24,912	546,748
Persimmon PLC	63,792	768,883
Taylor Woodrow PLC	139,248	686,370
Wimpey (George) PLC	86,688	654,979

		3,631,655

HOME FURNISHINGS – 0.07%
MFI Furniture Group PLC	144,000	320,573

		320,573

HOUSEHOLD PRODUCTS & WARES – 0.80%
Reckitt Benckiser PLC	138,096	3,627,046

		3,627,046
INSURANCE – 2.96%
Aviva PLC	529,056	5,053,767
Friends Provident PLC	441,504	1,062,301
Legal & General Group PLC	1,519,800	2,720,374
Prudential PLC	469,008	3,703,939
Royal & Sun Alliance Insurance Group PLC	673,632	857,370

		13,397,751

IRON & STEEL – 0.17%
Corus Group PLC[1]	971,136	768,691

		768,691

LEISURE TIME – 0.41%
Carnival PLC	39,069	1,875,155

		1,875,155

LODGING – 0.38%
InterContinental Hotels Group PLC	169,776	1,727,142

		1,727,142

MANUFACTURING – 0.84%
BBA Group PLC	103,968	487,222
Cookson Group PLC[1]	446,832	267,273
FKI PLC	144,144	313,762
IMI PLC	86,112	545,287
Invensys PLC[1]	1,300,773	345,154
Invensys PLC Deferred[4]	338,403	—
Novar PLC	103,824	227,864
Smiths Group PLC	131,184	1,637,795

		3,824,357

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Shares	Value
MEDIA – 3.33%
British Sky Broadcasting Group PLC	294,192	$2,529,751
Daily Mail & General Trust PLC Class A	71,856	881,590
EMAP PLC	59,616	789,332
ITV PLC	978,048	1,821,041
Pearson PLC	187,632	2,091,064
Reed Elsevier PLC	296,496	2,624,237
Reuters Group PLC	334,800	1,927,323
Trinity Mirror PLC	66,960	776,952
United Business Media PLC	77,184	659,538
Yell Group	162,288	994,813

		15,095,641

MINING – 2.57%
BHP Billiton PLC	577,914	5,437,309
Rio Tinto PLC	249,552	6,190,766

		11,628,075

OIL & GAS – 14.77%
BG Group PLC	827,424	5,098,093
BP PLC	5,113,440	45,327,200
Shell Transport & Trading Co. PLC	2,257,056	16,464,642

		66,889,935

PACKAGING & CONTAINERS – 0.23%
Rexam PLC	128,016	1,016,750

		1,016,750

PHARMACEUTICALS – 10.37%
Alliance Unichem PLC	59,328	718,814
AstraZeneca PLC	392,544	18,042,568
GlaxoSmithKline PLC	1,384,848	28,176,290

		46,937,672

REAL ESTATE – 1.42%
British Land Co. PLC	114,336	1,479,902
Great Portland Estates PLC	28,906	143,259
Hammerson PLC	64,944	856,955
Land Securities Group PLC	108,879	2,252,481
Liberty International PLC	57,744	861,673
Slough Estates PLC	99,936	826,987

		6,421,257

RETAIL – 4.27%
Boots Group PLC	180,432	2,200,708
Dixons Group PLC	457,344	1,295,814
Enterprise Inns PLC	78,192	769,429
GUS PLC	236,304	3,606,966
HMV Group PLC	87,120	349,887
Kesa Electricals PLC	123,889	626,265
Kingfisher PLC	542,304	2,702,350
Marks & Spencer Group PLC	528,912	3,349,232
Mitchells & Butlers PLC	120,725	559,777
Next PLC	61,488	1,645,934
Punch Taverns PLC	56,736	465,417
Signet Group PLC	398,016	750,021
Whitebread PLC	70,128	1,028,808

		19,350,608

SEMICONDUCTORS – 0.07%
ARM Holdings PLC	230,832	328,052

		328,052

SOFTWARE – 0.29%
Misys PLC	136,080	427,790
Sage Group PLC	299,232	880,126

		1,307,916

TELECOMMUNICATIONS – 9.70%
BT Group PLC	2,014,571	6,632,126
Cable & Wireless PLC	559,152	1,086,358
Marconi Corp. PLC[1]	46,080	479,966
Vodafone Group PLC	15,728,976	35,723,247

		43,921,697

TRANSPORTATION – 0.85%
Arriva PLC	48,240	374,028
Associated British Ports Holdings PLC	78,480	608,140
Exel PLC	69,840	877,586
FirstGroup PLC	93,888	495,299
National Express Group PLC	30,960	374,831
Peninsular & Oriental Steam Navigation Co. (The)	176,256	760,982
Stagecoach Group PLC[1]	235,152	376,494

		3,867,360

VENTURE CAPITAL – 0.33%
3i Group PLC	143,424	1,479,701

		1,479,701

WATER – 0.85%
Kelda Group PLC	90,000	854,051

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
Severn Trent PLC	79,344	$1,236,093
United Utilities PLC	131,328	1,293,482
United Utilities PLC Class A	70,877	466,028

		3,849,654

TOTAL COMMON STOCKS (Cost: $452,626,172)		449,525,219

SHORT-TERM INVESTMENTS – 0.36%

MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,5]	431,176	431,176
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,5]	108,580	108,580
BlackRock Temp Cash Money Market Fund[5]	4,983	4,983
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[5]	6,635	6,635

		551,374

FLOATING RATE NOTES – 0.08%
Beta Finance Inc.
1.45%, 05/04/05[5,6]	5,923	5,922
1.52%, 10/12/04[5,6]	4,935	4,935
1.56%, 09/15/04[5,6]	9,871	9,871
1.64%, 03/15/05[5,6]	4,935	4,938
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[5]	7,403	7,403
1.38%, 11/22/04[5]	2,468	2,468
1.40%, 10/29/04[5]	9,871	9,871
CC USA Inc.
1.45%, 05/04/05[5],[6]	9,871	9,870
1.61%, 07/29/05[5],[6]	9,871	9,868
Den Danske Bank NY
1.51%, 08/12/05[5]	9,871	9,868
1.56%, 08/26/05[5]	9,871	9,868
Depfa Bank PLC
1.27%, 06/15/05[5]	9,871	9,871

Security	Principal	Value
Dorada Finance Inc.
1.61%, 07/29/05[5,6]	$8,193	$8,191
Five Finance Inc.
1.42%, 04/29/05[5,6]	7,897	7,896
Gemini Securitization Corp.
1.53%, 09/09/04[5]	4,935	4,934
HBOS Treasury Services PLC
1.24%, 04/01/05[5]	6,317	6,317
1.58%, 04/22/05[5]	9,871	9,871
K2 USA LLC
1.45%, 06/10/05[5,6]	9,871	9,870
1.57%, 09/27/04[5,6]	10,661	10,660
1.61%, 07/25/05[5,6]	4,935	4,935
Links Finance LLC
1.55%, 04/15/05[5,6]	9,871	9,870
1.68%, 04/25/05[5]	9,871	9,875
Nationwide Building Society
1.59%, 07/28/05[5]	9,871	9,871
1.63%, 12/09/04[5,6]	8,193	8,156
Nordea Bank PLC
2.11%, 06/07/05[5]	9,871	9,869
Northern Rock PLC
1.56%, 01/13/05[5,6]	9,377	9,377
Permanent Financing PLC
1.52%, 03/10/05[5]	9,871	9,871
1.53%, 12/10/04[5]	4,935	4,935
1.55%, 06/10/05[5]	4,442	4,442
Sigma Finance Inc.
1.52%, 10/07/04[5]	9,871	9,871
1.57%, 11/15/04[5]	9,871	9,871
1.59%, 09/15/05[5]	7,403	7,404
Tango Finance Corp.
1.52%, 04/07/05[5,6]	3,623	3,622
1.56%, 01/18/05[5,6]	4,343	4,343
1.59%, 07/25/05[5,6]	9,871	9,870
1.66%, 05/17/05[5,6]	8,193	8,193
1.70%, 02/25/05[5,6]	5,528	5,527
WhistleJacket Capital LLC
1.26%, 10/20/04[5]	2,445	2,441
1.48%, 06/15/05[5,6]	4,935	4,935
1.56%, 09/15/04[5,6]	4,935	4,935
1.56%, 07/15/05[5,6]	7,403	7,402

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Principal	Value
White Pine Finance LLC
1.46%, 07/05/05[5]	$4,935	$4,935
1.55%, 04/15/05[5,6]	7,403	7,402
1.55%, 07/11/05[5]	2,468	2,467
1.56%, 11/15/04[5,6]	5,923	5,923
1.57%, 06/15/05[5,6]	4,047	4,047
1.58%, 03/29/05[5]	4,244	4,244
1.58%, 08/26/05[5,6]	4,935	4,934
1.68%, 05/20/05[5]	4,442	4,442

		350,501

COMMERCIAL PAPER – 0.05%
Alpine Securitization Corp.
1.50%, 09/08/04[5]	4,935	4,934
1.51%, 09/02/04[5]	4,442	4,442
1.54%, 09/14/04[5]	4,935	4,933
Amsterdam Funding Corp.
1.49%, 09/08/04[5]	1,974	1,974
1.53%, 09/16/04[5]	4,856	4,853
1.54%, 09/15/04[5]	4,935	4,932
1.54%, 09/22/04[5]	2,468	2,465
Barton Capital Corp.
1.53%, 09/08/04[5]	4,935	4,934
1.53%, 09/09/04[5]	11,528	11,524
1.53%, 09/13/04[5]	7,107	7,104
1.53%, 09/14/04[5]	2,468	2,466
1.54%, 09/17/04[5]	2,961	2,959
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[5]	4,935	4,934
1.53%, 09/15/04[5]	1,974	1,973
Cantabric Finance LLC
1.55%, 09/17/04[5]	1,974	1,973
Corporate Asset Funding
1.42%, 09/03/04[5]	2,961	2,962
CRC Funding LLC
1.42%, 09/03/04[5]	4,935	4,935
Delaware Funding Corp.
1.50%, 09/09/04[5]	4,935	4,934
1.53%, 09/10/04[5]	7,897	7,894
1.53%, 09/20/04[5]	3,356	3,353
Edison Asset Securitization
1.07%, 09/21/04[5]	4,935	4,932
1.45%, 11/09/04[5]	9,871	9,843
1.52%, 09/08/04[5]	9,871	9,868
1.59%, 12/02/04[5]	9,871	9,831
Falcon Asset Securitization Corp.
1.48%, 09/03/04[5]	2,961	2,961
1.53%, 09/07/04[5]	4,935	4,934
1.53%, 09/17/04[5]	2,961	2,959
1.53%, 09/21/04[5]	2,468	2,466
1.53%, 09/22/04[5]	4,935	4,931
1.54%, 09/14/04[5]	7,399	7,399
Ford Credit Auto Receivables
1.85%, 01/14/05[5]	4,935	4,901
GIRO Funding US Corp.
1.54%, 09/09/04[5]	4,935	4,934
1.55%, 10/15/04[5]	6,473	6,461
Grampian Funding LLC
1.26%, 10/22/04[5]	9,871	9,853
1.44%, 10/27/04[5]	9,871	9,849
1.59%, 11/30/04[5]	4,935	4,916
Jupiter Securitization Corp.
1.47%, 09/02/04[5]	2,468	2,468
1.53%, 09/20/04[5]	2,468	2,466
1.53%, 09/23/04[5]	3,455	3,452
1.54%, 09/15/04[5]	5,923	5,919
Preferred Receivables Funding Corp.
1.47%, 09/01/04[5]	6,879	6,880
1.51%, 09/08/04[5]	3,948	3,947
1.52%, 09/09/04[5]	2,468	2,467
1.53%, 09/21/04[5]	4,935	4,931
Receivables Capital Corp.
1.54%, 09/14/04[5]	2,961	2,960
Scaldis Capital LLC
1.48%, 09/01/04[5]	5,429	5,429
Sydney Capital Corp.
1.25%, 10/22/04[5]	3,285	3,280
1.55%, 09/16/04[5]	2,961	2,959
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[5]	3,948	3,946
1.54%, 09/23/04[5]	2,468	2,465

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.52%, 09/09/04[5]	$2,468	$2,467
1.52%, 09/10/04[5]	3,455	3,453

		251,005

TIME DEPOSITS – 0.05%
Abbey National Treasury Services PLC
1.25%, 01/06/05[5]	9,871	9,871
1.33%, 02/10/05[5]	4,935	4,936
1.39%, 02/02/05[5]	4,935	4,931
1.39%, 04/08/05[5]	6,910	6,909
1.40%, 10/25/04[5]	9,871	9,871
Bank of New York
1.39%, 11/01/04[5]	9,871	9,871
1.60%, 12/03/04[5]	2,468	2,467
Bank of Nova Scotia
1.13%, 10/06/04[5]	9,871	9,871
1.24%, 10/07/04[5]	7,403	7,403
1.42%, 10/29/04[5]	7,403	7,403
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[5]	9,871	9,871
1.49%, 08/09/05[5]	9,871	9,868
1.54%, 06/23/05[5]	9,871	9,868
1.56%, 06/10/05[5]	4,935	4,937
Norddeutsche Landesbank
1.59%, 07/27/05[5]	9,871	9,868
Prudential Funding LLC
1.60%, 12/01/04[5]	4,935	4,915
SouthTrust Bank
1.55%, 09/01/04[5]	19,742	19,742
Toronto-Dominion Bank
1.22%, 03/23/05[5]	17,274	17,272
1.34%, 02/10/05[5]	3,948	3,948
1.41%, 11/01/04[5]	7,403	7,403
1.53%, 09/13/04[5]	4,935	4,935
1.77%, 05/10/05[5]	4,935	4,935
1.90%, 05/11/05[5]	4,935	4,935
UBS Finance (Delaware)
1.10%, 09/08/04[5]	9,871	9,869
1.11%, 12/17/04[5]	14,806	14,757
1.14%, 09/29/04[5]	9,871	9,862

		220,518

REPURCHASE AGREEMENTS – 0.04%
Banc of America Securities LLC
1.59%, 09/01/04[5,7]	29,613	29,613
Bank of America, N.A.
1.59%, 09/01/04[5,7]	56,757	56,757
Goldman Sachs & Co.
1.59%, 09/01/04[5,7]	49,354	49,354
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[5,7]	9,871	9,871
1.59%, 09/01/04[5,7]	49,354	49,354

		194,949

U.S. GOVERNMENT AGENCY NOTES – 0.01%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[5]	6,910	6,923
1.80%, 01/18/05[5]	4,590	4,558
1.80%, 01/19/05[5]	4,935	4,901
2.06%, 05/31/05[5]	4,921	4,844
Federal National Mortgage Association
2.33%, 07/22/05[5]	14,806	14,496

		35,722

MEDIUM-TERM NOTES – 0.01%
CC USA Inc.
1.29%, 04/15/05[5,6]	9,871	9,870
1.51%, 02/15/05[5,6]	6,416	6,421
Dorada Finance Inc.
1.48%, 01/18/05[5,6]	7,403	7,403
K2 USA LLC
1.46%, 01/12/05[5,6]	4,935	4,935
WhistleJacket Capital LLC
1.32%, 02/04/05[5,6]	2,468	2,468

		31,097

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,635,166)		1,635,166

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 99.62% (Cost: $454,261,338)	$451,160,385

Other Assets, Less Liabilities – 0.38%	1,709,713

NET ASSETS – 100.00%	$452,870,098

[1]	Non-income earning security.
[2]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[5]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[6]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	26.65%	$120,635,049
Consumer Non-Cyclical	22.54	102,052,174
Energy	14.77	66,889,935
Communications	13.64	61,763,288
Consumer Cyclical	8.15	36,957,905
Industrial	4.68	21,239,828
Utilities	4.59	20,784,993
Basic Materials	3.58	16,215,189
Technology	0.48	2,156,525
Diversified	0.18	830,333
Short-Term and Other Net Assets	0.74	3,344,879

TOTAL	100.00%	$452,870,098

See notes to financial statements.

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2004

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$50,943,876	$32,696,714	$412,902,584	$78,314,696	$153,401,434	$37,257,192

Affiliates of the investment adviser	$1,207,934	$2,085,021	$21,395,585	$4,057,001	$5,395,090	$2,460,493

Foreign currency, at cost	$47,418	$10,654	$2,588,366	$1,322,370	$607,799	$32,087

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$62,888,159	$33,637,767	$414,186,502	$76,939,935	$121,360,405	$37,637,644
Affiliates of the investment adviser	1,207,934	2,085,021	21,395,585	4,057,001	5,395,090	2,460,493
Foreign currency, at value	46,699	10,572	2,560,650	1,304,204	606,939	31,456
Receivables:
Investment securities sold	—	252,671	2,179,661	227,291	—	333,610
Dividends and interest	47,775	20,778	684,944	72,767	107,467	66,723

Total Assets	64,190,567	36,006,809	441,007,342	82,601,198	127,469,901	40,529,926

LIABILITIES
Payables:
Investment securities purchased	—	244,017	2,316,813	230,344	531,891	332,868
Collateral for securities on loan (Note 5)	6,216,382	10,926,359	111,753,218	21,111,588	28,073,093	12,890,388
Investment advisory fees (Note 2)	53,965	23,828	331,557	58,505	101,182	27,258

Total Liabilities	6,270,347	11,194,204	114,401,588	21,400,437	28,706,166	13,250,514

NET ASSETS	$57,920,220	$24,812,605	$326,605,754	$61,200,761	$98,763,735	$27,279,412

Net assets consist of:
Paid-in capital	$49,030,999	$26,399,101	$335,945,062	$68,481,263	$162,732,266	$31,344,707
Undistributed net investment income	480,630	533,300	6,691,251	724,345	1,573,473	792,629
Accumulated net realized loss	(3,535,020)	(3,064,051)	(17,295,073)	(6,614,126)	(33,495,073)	(5,252,396)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,943,611	944,255	1,264,514	(1,390,721)	(32,046,931)	394,472

NET ASSETS	$57,920,220	$24,812,605	$326,605,754	$61,200,761	$98,763,735	$27,279,412

Shares outstanding	3,400,000	1,680,000	5,500,000	3,000,000	6,600,000	1,350,000

Net asset value per share	$17.04	$14.77	$59.38	$20.40	$14.96	$20.21

[a]	Securities on loan with market values of $5,918,010, $10,398,945, $106,247,071, $20,107,907, $26,726,911 and $12,223,903, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2004

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$34,248,795	$46,721,860	$31,396,335	$39,905,563	$441,412,822

Affiliates of the investment adviser	$618,772	$2,302,469	$1,889,122	$323,797	$12,848,516

Foreign currency, at cost	$21,281	$77,089	$6,161	$34,525	$669,865

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$30,560,789	$55,131,837	$35,734,536	$43,096,083	$436,640,826
Affiliates of the investment adviser	618,772	2,302,469	1,889,122	323,797	14,519,559
Foreign currency, at value	21,165	76,755	6,099	33,431	662,378
Receivables:
Investment securities sold	46,218	452,964	175,034	225,643	637,991
Dividends and interest	263,711	4,331	2,107	105,453	2,953,194
Capital shares sold	—	—	—	—	151,609

Total Assets	31,510,655	57,968,356	37,806,898	43,784,407	455,565,557

LIABILITIES
Payables:
Investment securities purchased	35,840	457,502	143,205	229,953	937,911
Collateral for securities on loan (Note 5)	3,181,876	12,009,336	9,878,277	1,592,362	1,351,900
Investment advisory fees (Note 2)	27,934	45,191	27,219	41,923	405,648

Total Liabilities	3,245,650	12,512,029	10,048,701	1,864,238	2,695,459

NET ASSETS	$28,265,005	$45,456,327	$27,758,197	$41,920,169	$452,870,098

Net assets consist of:
Paid-in capital	$39,581,064	$40,924,478	$30,061,447	$45,728,388	$476,195,048
Undistributed net investment income	558,614	759,103	420,504	269,799	6,931,580
Accumulated net realized loss	(8,186,705)	(4,636,855)	(7,061,802)	(7,278,025)	(27,113,445)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,687,968)	8,409,601	4,338,048	3,200,007	(3,143,085)

NET ASSETS	$28,265,005	$45,456,327	$27,758,197	$41,920,169	$452,870,098

Shares outstanding	1,800,000	1,650,000	1,650,000	2,875,000	28,800,000

Net asset value per share	$15.70	$27.55	$16.82	$14.58	$15.72

[a]	Securities on loan with market values of $3,026,938, $11,414,043, $9,390,487, $1,516,298 and $1,276,747, respectively. See Note 5.

See notes to financial statements.

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year Ended August 31, 2004

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund
NET INVESTMENT INCOME
Dividends[a]	$758,642	$634,605	$8,493,140	$1,093,976	$2,395,773	$970,447
Interest[b]	205	193	1,630	334	776	154
Securities lending income[b]	21,492	38,601	376,345	54,817	176,961	32,901

Total investment income	780,339	673,399	8,871,115	1,149,127	2,573,510	1,003,502

EXPENSES (Note 2)
Investment advisory fees	213,811	110,619	1,687,063	333,419	731,209	160,439
Distribution fees	67,990	36,909	576,486	116,817	267,711	56,600
Stock dividend taxes	—	—	17,897	—	—	8,851

Total expenses	281,801	147,528	2,281,446	450,236	998,920	225,890

Net investment income	498,538	525,871	6,589,669	698,891	1,574,590	777,612

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	327,576	(484,167)	(6,452,133)	238,145	(4,839,717)	(336,405)
In-kind redemptions	3,588,367	2,714,511	15,210,486	1,524,334	14,686,409	771,285
Foreign currency transactions	3,488	6,518	98,982	25,454	(1,117)	15,017

Net realized gain	3,919,431	2,236,862	8,857,335	1,787,933	9,845,575	449,897

Net change in unrealized appreciation (depreciation) on:
Investments	8,636,259	2,626,709	19,815,097	8,615,597	9,718,946	4,873,540
Translation of assets and liabilities in foreign currencies	1,300	253	(22,978)	(16,415)	(1,272)	7,056

Net change in unrealized appreciation (depreciation)	8,637,559	2,626,962	19,792,119	8,599,182	9,717,674	4,880,596

Net realized and unrealized gain	12,556,990	4,863,824	28,649,454	10,387,115	19,563,249	5,330,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,055,528	$5,389,695	$35,239,123	$11,086,006	$21,137,839	$6,108,105

[a]	Net of foreign withholding tax of $70,374, $38,940, $414,246, $45,333, $126,512 and $35,864, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Operations (Continued)

iSHARES®, INC.

Year Ended August 31, 2004

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund
NET INVESTMENT INCOME
Dividends[a]	$701,633	$1,113,686	$603,054	$580,381	$9,594,862[b]
Interest[b]	121	211	153	151	2,120
Securities lending income[b]	20,506	48,303	39,633	17,088	16,943

Total investment income	722,260	1,162,200	642,840	597,620	9,613,925

EXPENSES (Note 2)
Investment advisory fees	131,004	279,745	142,121	244,345	1,454,776
Distribution fees	43,809	99,673	48,845	86,032	446,684
Foreign taxes	—	—	30,947	—	—

Total expenses	174,813	379,418	221,913	330,377	1,901,460

Net investment income	547,447	782,782	420,927	267,243	7,712,465

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(231,738)	(66,102)	16,165	(747,078)	(3,511,657)
In-kind redemptions	—	4,021,667	—	626,973	1,183,528
Foreign currency transactions	11,167	3,378	(422)	2,554	98,166

Net realized gain (loss)	(220,571)	3,958,943	15,743	(117,551)	(2,229,963)

Net change in unrealized appreciation (depreciation) on:
Investments	1,714,975	5,004,231	5,562,711	6,450,291	28,405,088
Translation of assets and liabilities in foreign currencies	6,000	4,608	(23)	9,155	(20,827)

Net change in unrealized appreciation (depreciation)	1,720,975	5,008,839	5,562,688	6,459,446	28,384,261

Net realized and unrealized gain	1,500,404	8,967,782	5,578,431	6,341,895	26,154,298

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,047,851	$9,750,564	$5,999,358	$6,609,138	$33,866,763

[a]	Net of foreign withholding tax of $57,329, $105,758, $25,984, $15,054 and $831,317, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$498,538	$166,934	$525,871	$809,843	$6,589,669	$2,947,241
Net realized gain (loss)	3,919,431	(152,796)	2,236,862	1,821,007	8,857,335	(5,916,411)
Net change in unrealized appreciation (depreciation)	8,637,559	4,589,365	2,626,962	711,331	19,792,119	18,491,963

Net increase in net assets resulting from operations	13,055,528	4,603,503	5,389,695	3,342,181	35,239,123	15,522,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(272,938)	(208,682)	(884,836)	(132,112)	(3,047,220)	(1,485,447)

Total distributions to shareholders	(272,938)	(208,682)	(884,836)	(132,112)	(3,047,220)	(1,485,447)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,913,587	6,782,294	19,364,816	36,573,861	175,480,082	20,183,374
Cost of shares redeemed	(10,064,261)	(3,629,301)	(20,928,283)	(28,339,593)	(46,454,697)	—

Net increase (decrease) in net assets from capital share transactions	22,849,326	3,152,993	(1,563,467)	8,234,268	129,025,385	20,183,374

INCREASE IN NET ASSETS	35,631,916	7,547,814	2,941,392	11,444,337	161,217,288	34,220,720

NET ASSETS:
Beginning of year	22,288,304	14,740,490	21,871,213	10,426,876	165,388,466	131,167,746

End of year	$57,920,220	$22,288,304	$24,812,605	$21,871,213	$326,605,754	$165,388,466

Undistributed net investment income included in net assets at end of year	$480,630	$176,004	$533,300	$805,281	$6,691,251	$3,037,701

SHARES ISSUED AND REDEEMED:
Shares sold	2,100,000	700,000	1,360,000	3,840,000	2,950,000	450,000
Shares redeemed	(800,000)	(400,000)	(1,640,000)	(2,880,000)	(750,000)	—

Net increase (decrease) in shares outstanding	1,300,000	300,000	(280,000)	960,000	2,200,000	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$698,891	$751,423	$1,574,590	$1,675,435	$777,612	$826,393
Net realized gain (loss)	1,787,933	(3,038,659)	9,845,575	(7,284,602)	449,897	(412,813)
Net change in unrealized appreciation (depreciation)	8,599,182	7,255,337	9,717,674	16,801,013	4,880,596	3,106,712

Net increase in net assets resulting from operations	11,086,006	4,968,101	21,137,839	11,191,846	6,108,105	3,520,292

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(794,879)	(567,205)	(1,804,102)	(838,725)	(824,876)	(733,556)

Total distributions to shareholders	(794,879)	(567,205)	(1,804,102)	(838,725)	(824,876)	(733,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,101,648	—	37,742,897	24,678,639	—	2,068,633
Cost of shares redeemed	(7,267,190)	—	(60,113,109)	(27,391,209)	(8,001,044)	(4,396,226)

Net decrease in net assets from capital share transactions	(3,165,542)	—	(22,370,212)	(2,712,570)	(8,001,044)	(2,327,593)

INCREASE (DECREASE) IN NET ASSETS	7,125,585	4,400,896	(3,036,475)	7,640,551	(2,717,815)	459,143

NET ASSETS:
Beginning of year	54,075,176	49,674,280	101,800,210	94,159,659	29,997,227	29,538,084

End of year	$61,200,761	$54,075,176	$98,763,735	$101,800,210	$27,279,412	$29,997,227

Undistributed net investment income included in net assets at end of year	$724,345	$794,879	$1,573,473	$1,804,102	$792,629	$824,876

SHARES ISSUED AND REDEEMED:
Shares sold	200,000	—	2,400,000	2,700,000	—	150,000
Shares redeemed	(400,000)	—	(3,900,000)	(2,400,000)	(450,000)	(300,000)

Net increase (decrease) in shares outstanding	(200,000)	—	(1,500,000)	300,000	(450,000)	(150,000)

See notes to financial statements

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$547,447	$461,181	$782,782	$433,459	$420,927	$316,152
Net realized gain (loss)	(220,571)	(2,384,716)	3,958,943	(400,527)	15,743	(1,250,998)
Net change in unrealized appreciation (depreciation)	1,720,975	2,574,851	5,008,839	10,543,059	5,562,688	5,001,133

Net increase in net assets resulting from operations	2,047,851	651,316	9,750,564	10,575,991	5,999,358	4,066,287

DISTRIBUTIONS TO SHARE HOLDERS:
From net investment income	(480,580)	(320,678)	(464,559)	(163,361)	(332,115)	(100,930)

Total distributions to shareholders	(480,580)	(320,678)	(464,559)	(163,361)	(332,115)	(100,930)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,098,478	12,435,251	2,263,744	34,361,557	5,099,033	14,403,629
Cost of shares redeemed	—	(13,270,048)	(16,465,374)	(13,252,013)	—	(9,531,073)

Net increase (decrease) in net assets from capital share transactions	8,098,478	(834,797)	(14,201,630)	21,109,544	5,099,033	4,872,556

INCREASE (DECREASE) IN NET ASSETS	9,665,749	(504,159)	(4,915,625)	31,522,174	10,766,276	8,837,913

NET ASSETS:
Beginning of year	18,599,256	19,103,415	50,371,952	18,849,778	16,991,921	8,154,008

End of year	$28,265,005	$18,599,256	$45,456,327	$50,371,952	$27,758,197	$16,991,921

Undistributed net investment income included in net assets at end of year	$558,614	$480,580	$759,103	$437,502	$420,504	$332,115

SHARES ISSUED AND REDEEMED:
Shares sold	500,000	1,050,000	75,000	1,875,000	300,000	1,500,000
Shares redeemed	—	(1,050,000)	(675,000)	(675,000)	—	(975,000)

Net increase (decrease) in shares outstanding	500,000	—	(600,000)	1,200,000	300,000	525,000

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$267,243	$124,078	$7,712,465	$4,728,393
Net realized gain (loss)	(117,551)	(2,929,581)	(2,229,963)	2,870,683
Net change in unrealized appreciation (depreciation)	6,459,446	4,321,125	28,384,261	4,860,539

Net increase in net assets resulting from operations	6,609,138	1,515,622	33,866,763	12,459,615

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(146,432)	(73,589)	(5,320,972)	(2,770,755)

Total distributions to shareholders	(146,432)	(73,589)	(5,320,972)	(2,770,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,722,134	2,976,574	281,527,046	76,462,198
Cost of shares redeemed	(1,907,959)	(2,658,605)	(8,011,981)	(55,409,169)

Net increase in net assets from capital share transactions	1,814,175	317,969	273,515,065	21,053,029

INCREASE IN NET ASSETS	8,276,881	1,760,002	302,060,856	30,741,889

NET ASSETS:
Beginning of year	33,643,288	31,883,286	150,809,242	120,067,353

End of year	$41,920,169	$33,643,288	$452,870,098	$150,809,242

Undistributed net investment income included in net assets at end of year	$269,799	$146,432	$6,931,580	$4,441,921

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	250,000	17,800,000	6,600,000
Shares redeemed	(125,000)	(250,000)	(600,000)	(4,400,000)

Net increase in shares outstanding	125,000	—	17,200,000	2,200,000

See notes to financial statements.

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$10.61	$8.19	$8.18	$7.67	$9.13

Income from investment operations:
Net investment income[c]	0.21	0.09	0.13	0.13	0.04
Net realized and unrealized gain (loss)	6.39	2.43	(0.12)	0.52	(1.46)

Total from investment operations	6.60	2.52	0.01	0.65	(1.42)

Less distributions from:
Net investment income	(0.17)	(0.10)	—	(0.14)	(0.04)
Return of capital	—	—	—	(0.00)[e]	—

Total distributions	(0.17)	(0.10)	—	(0.14)	(0.04)

Net asset value, end of year	$17.04	$10.61	$8.19	$8.18	$7.67

Total return	62.70%	31.15%	0.12%	8.41%	(15.51)%

Ratios/supplemental Data:
Net assets, end of year (000s)	$57,920	$22,288	$14,740	$11,447	$10,741
Ratio of expenses to average net assets	0.77%	0.84%	0.84%	0.84%[a]	1.16%[a]
Ratio of net investment income to average net assets	1.37%	0.98%	1.57%	1.69%[b]	0.51%[b]
Portfolio turnover rate[d]	11%	26%	32%	66%	34%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 0.97% and 1.20%, respectively.
[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 1.55% and 0.47%, respectively.
[c]	Based on average shares outstanding throughout the period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$11.16	$10.43	$11.81	$13.23	$16.07

Income from investment operations:
Net investment income[c]	0.37	0.41	0.25	0.19	0.19
Net realized and unrealized gain (loss)	4.25	0.43	(1.56)	(1.34)	(2.67)

Total from investment operations	4.62	0.84	(1.31)	(1.15)	(2.48)

Less distributions from:
Net investment income	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Total distributions	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Net asset value, end of year	$14.77	$11.16	$10.43	$11.81	$13.23

Total return	42.88%	8.25%	(11.10)%	(8.72)%	(15.50)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$24,813	$21,871	$10,427	$9,918	$13,230
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%[a]	1.13%
Ratio of net investment income to average net assets	2.79%	4.10%	2.26%	1.60%[b]	1.36%
Portfolio turnover rate[d]	21%	8%	18%	36%	53%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.
[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.
[c]	Based on average shares outstanding throughout the period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 25, 2000[h] to Aug. 31, 2000
Net asset value, beginning of period	$50.12	$46.02	$56.74	$76.02	$80.72

Income from investment operations:
Net investment income (loss)[c]	1.36	0.93	0.75	0.72	(0.00)[e]
Net realized and unrealized gain (loss)	8.69	3.62	(11.47)	(19.32)	(4.70)

Total from investment operations	10.05	4.55	(10.72)	(18.60)	(4.70)

Less distributions from:
Net investment income	(0.79)	(0.45)	—	(0.42)	—
Return of capital	—	—	—	(0.26)	—

Total distributions	(0.79)	(0.45)	—	(0.68)	—

Net asset value, end of period	$59.38	$50.12	$46.02	$56.74	$76.02

Total return	20.07%	10.05%	(18.89)%	(24.51)%	(5.82)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$326,606	$165,388	$131,168	$90,779	$41,811
Ratio of expenses to average net assets[g]	0.79%	0.84%	0.84%	0.84%	0.84%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[g]	0.79%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[g]	2.29%	2.08%	1.44%	1.13%	0.03%[b]
Portfolio turnover rate[d]	11%	7%	3%	24%	0%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.57%.
[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.70)%.
[c]	Based on average shares outstanding throughout the period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$16.90	$15.52	$19.53	$26.41	$22.90

Income from investment operations:
Net investment income[a]	0.24	0.23	0.18	0.06	0.10
Net realized and unrealized gain (loss)	3.54	1.33	(4.19)	(6.89)	5.21

Total from investment operations	3.78	1.56	(4.01)	(6.83)	5.31

Less distributions from:
Net investment income	(0.28)	(0.18)	—	(0.04)	(0.11)
Net realized gain	—	—	—	(0.00)[c]	(1.67)
Return of capital	—	—	—	(0.01)	(0.02)

Total distributions	(0.28)	(0.18)	—	(0.05)	(1.80)

Net asset value, end of year	$20.40	$16.90	$15.52	$19.53	$26.41

Total return	22.44%	10.22%	(20.53)%	(25.86)%	23.45%

Ratios/Supplemental data:
Net assets, end of year (000s)	$61,201	$54,075	$49,674	$58,602	$95,116
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets	1.23%	1.56%	1.00%	0.28%	0.36%
Portfolio turnover rate[b]	9%	9%	3%	14%	17%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.57	$12.07	$15.19	$20.46	$21.17

Income from investment operations:
Net investment income[a]	0.19	0.21	0.11	0.18	0.18
Net realized and unrealized gain (loss)	2.40	0.41	(3.23)	(5.26)	1.64

Total from investment operations	2.59	0.62	(3.12)	(5.08)	1.82

Less distributions from:
Net investment income	(0.20)	(0.12)	—	(0.19)	(0.17)
Net realized gain	—	—	—	—	(2.32)
Return of capital	—	—	—	(0.00)[c]	(0.04)

Total distributions	(0.20)	(0.12)	—	(0.19)	(2.53)

Net asset value, end of year	$14.96	$12.57	$12.07	$15.19	$20.46

Total return	20.55%	5.39%	(20.54)%	(24.87)%	8.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$98,764	$101,800	$94,160	$118,525	$153,487
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	1.27%	1.98%	0.77%	0.99%	0.73%
Portfolio turnover rate[b]	9%	11%	9%	20%	56%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$16.67	$15.15	$17.79	$22.23	$21.56

Income from investment operations:
Net investment income[a]	0.56	0.43	0.37	0.24	0.39
Net realized and unrealized gain (loss)	3.59	1.47	(3.01)	(4.37)	2.51

Total from investment operations	4.15	1.90	(2.64)	(4.13)	2.90

Less distributions from:
Net investment income	(0.61)	(0.38)	—	(0.24)	(0.12)
Net realized gain	—	—	—	(0.07)	(1.80)
Return of capital	—	—	—	(0.00)[c]	(0.31)

Total distributions	(0.61)	(0.38)	—	(0.31)	(2.23)

Net asset value, end of year	$20.21	$16.67	$15.15	$17.79	$22.23

Total return	25.09%	12.79%	(14.84)%	(18.61)%	13.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$27,279	$29,997	$29,538	$34,682	$50,008
Ratio of expenses to average net assets	0.83%	0.84%	0.84%	0.84%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends	0.79%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets	2.85%	2.84%	2.34%	1.16%	1.61%
Portfolio turnover rate[b]	9%	22%	10%	20%	40%.

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$14.31	$14.69	$18.59	$23.53	$23.45

Income from investment operations:
Net investment income[a]	0.39	0.30	0.25	0.28	0.13
Net realized and unrealized gain (loss)	1.37	(0.43)	(4.11)	(4.94)	0.18

Total from investment operations	1.76	(0.13)	(3.86)	(4.66)	0.31

Less distributions from:
Net investment income	(0.37)	(0.25)	(0.04)	(0.28)	(0.08)
Net realized gain	—	—	—	—	(0.11)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.37)	(0.25)	(0.04)	(0.28)	(0.23)

Net asset value, end of year	$15.70	$14.31	$14.69	$18.59	$23.53

Total return	12.28%	(0.78)%	(20.79)%	(19.83)%	1.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$28,265	$18,599	$19,103	$24,184	$30,613
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income to average net assets	2.45%	2.37%	1.48%	1.34%	0.53%
Portfolio turnover rate[b]	9%	18%	15%	35%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$22.39	$17.95	$21.33	$24.19	$25.59

Income from investment operations:
Net investment income[a]	0.44	0.24	0.17	0.19	0.15
Net realized and unrealized gain (loss)	4.99	4.36	(3.55)	(2.89)	(0.60)

Total from investment operations	5.43	4.60	(3.38)	(2.70)	(0.45)

Less distributions from:
Net investment income	(0.27)	(0.16)	—	(0.16)	(0.14)
Net realized gain	—	—	—	—	(0.80)
Return of capital	—	—	—	(0.00)[c]	(0.01)

Total distributions	(0.27)	(0.16)	—	(0.16)	(0.95)

Net asset value, end of year	$27.55	$22.39	$17.95	$21.33	$24.19

Total return	24.28%	25.81%	(15.85)%	(11.17)%	(1.81)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$45,456	$50,372	$18,850	$27,198	$39,913
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets	1.64%	1.22%	0.85%	0.82%	0.57%
Portfolio turnover rate[b]	6%	17%	14%	26%	39%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.59	$9.88	$12.88	$24.38	$22.26

Income from investment operations:
Net investment income[a]	0.28	0.25	0.12	0.07	0.14
Net realized and unrealized gain (loss)	4.20	2.58	(3.12)	(11.52)	8.38

Total from investment operations	4.48	2.83	(3.00)	(11.45)	8.52

Less distributions from:
Net investment income	(0.25)	(0.12)	—	(0.05)	(0.14)
Net realized gain	—	—	—	—	(6.22)
Return of capital	—	—	—	(0.00)[c]	(0.04)

Total distributions	(0.25)	(0.12)	—	(0.05)	(6.40)

Net asset value, end of year	$16.82	$12.59	$9.88	$12.88	$24.38

Total return	35.81%	29.04%	(23.29)%	(46.99)%	39.15%

Ratios/Supplemental data:
Net assets, end of year (000s)	$27,758	$16,992	$8,154	$10,630	$23,774
Ratio of expenses to average net assets	0.92%	0.84%	0.84%	0.84%	1.03%
Ratio of expenses to average net assets exclusive of foreign taxes	0.79%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income to average net assets	1.74%	2.44%	0.98%	0.40%	0.46%
Portfolio turnover rate[b]	9%	12%	31%	43%	90%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.23	$11.59	$12.95	$15.54	$15.39

Income from investment operations:
Net investment income[a]	0.09	0.05	0.03	0.04	0.04
Net realized and unrealized gain (loss)	2.31	0.62	(1.38)	(2.54)	0.27

Total from investment operations	2.40	0.67	(1.35)	(2.50)	0.31

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.05)	(0.04)
Net realized gain	—	—	—	(0.04)	(0.11)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)	(0.09)	(0.16)

Net asset value, end of year	$14.58	$12.23	$11.59	$12.95	$15.54

Total return	19.56%	5.89%	(10.47)%	(16.08)%	1.96%

Ratios/supplemental data:
Net assets, end of year (000s)	$41,920	$33,643	$31,883	$32,384	$44,685
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	1.01%
Ratio of net investment income to average net assets	0.64%	0.43%	0.20%	0.29%	0.23%
Portfolio turnover rate[b]	4%	10%	12%	34%	35%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$13.00	$12.77	$15.11	$18.35	$20.25

Income from investment operations:
Net investment income[a]	0.48	0.39	0.48	0.26	0.27
Net realized and unrealized gain (loss)	2.72	0.12	(2.60)	(3.23)	(0.85)

Total from investment operations	3.20	0.51	(2.12)	(2.97)	(0.58)

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.22)	(0.25)	(0.25)
Net realized gain	—	—	—	(0.02)	(1.03)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.48)	(0.28)	(0.22)	(0.27)	(1.32)

Net asset value, end of year	$15.72	$13.00	$12.77	$15.11	$18.35

Total return	24.77%	4.20%	(14.19)%	(16.20)%	(3.00)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$452,870	$150,809	$120,067	$117,883	$146,803
Ratio of expenses to average net assets	0.77%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	3.11%	3.23%	3.39%	1.57%	1.39%
Portfolio turnover rate[b]	6%	6%	14%	30%	33%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Notes to the Financial Statements

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. The reclassifications had no impact on prior year net assets, net income or distributions.

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, the exchange rates as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Italy and Greece may levy taxes on stock dividends at rates of 27.0% and 3.0%, respectively, based on the par value of stock dividends received by the iShares MSCI Italy and iShares MSCI EMU Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

During the year ended August 31, 2004, the iShares MSCI Sweden Index Fund paid foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Fund. The foreign taxes paid by the Fund are disclosed in its Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Continued)

iSHARES®, INC.

At August 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Austria	$634,690	$11,664,201	$(3,409,670)	$8,889,221
Belgium	613,600	331,679	(2,531,775)	(1,586,496)
EMU	6,789,991	(6,245,138)	(9,884,161)	(9,339,308)
France	724,345	(1,559,360)	(6,445,487)	(7,280,502)
Germany	1,573,473	(35,513,677)	(30,028,327)	(63,968,531)
Italy	792,629	199,034	(5,056,958)	(4,065,295)
Netherlands	558,614	(4,482,874)	(7,391,799)	(11,316,059)
Spain	759,103	8,200,485	(4,427,739)	4,531,849
Sweden	420,504	3,480,112	(6,203,866)	(2,303,250)
Switzerland	269,799	2,656,328	(6,734,346)	(3,808,219)
United Kingdom	6,976,148	(8,089,189)	(22,211,909)	(23,324,950)

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended August 31, 2004 and August 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2004.

From November 1, 2003 to August 31, 2004, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2005, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
Belgium	$15,331
EMU	2,057,503
Germany	2,241,687
Italy	330,798
Netherlands	129,137
Spain	64,528
Switzerland	710,991
United Kingdom	1,546,042

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards at August 31, 2004, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Total
Austria	$4,273	$551,208	$336,553	$1,291,324	$370,948	$855,364	$3,409,670
Belgium	—	94,675	450,543	1,677,678	117,767	175,781	2,516,444
EMU	—	—	443	1,923,552	1,144,756	4,757,907	7,826,658
France	—	—	—	3,807,513	236,944	2,401,030	6,445,487
Germany	—	—	86,860	13,573,336	5,469,732	8,656,712	27,786,640
Italy	—	—	—	3,335,772	848,408	541,980	4,726,160
Netherlands	—	—	60,885	3,222,792	1,497,810	2,481,175	7,262,662
Spain	—	—	20,276	2,081,931	678,910	1,582,094	4,363,211
Sweden	—	—	126,557	3,350,244	1,577,551	1,149,514	6,203,866
Switzerland	—	—	—	2,855,879	1,018,305	2,149,171	6,023,355
United Kingdom	—	—	—	9,945,254	6,448,554	4,272,059	20,665,867

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”, such Funds may elect to mark-to-market annually the shares of the passive foreign investment companies, and would be required to distribute to shareholders any such mark-to-market gains.

At August 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria	$52,431,220	$11,664,873	$—	$11,664,873
Belgium	35,394,311	763,041	(434,564)	328,477
EMU	441,807,821	17,801,516	(24,027,250)	(6,225,734)
France	82,540,336	10,949,207	(12,492,607)	(1,543,400)
Germany	162,263,270	3,137,216	(38,644,991)	(35,507,775)
Italy	39,913,123	3,943,360	(3,758,346)	185,014
Netherlands	35,662,474	—	(4,482,913)	(4,482,913)
Spain	49,233,445	8,309,192	(108,331)	8,200,861
Sweden	34,143,393	4,120,742	(640,477)	3,480,265
Switzerland	40,773,039	5,424,404	(2,777,563)	2,646,841
United Kingdom	459,207,442	20,859,186	(28,906,243)	(8,047,057)

NOTES TO THE FINANCIAL STATEMENTS	105

Notes to the Financial Statements (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. At August 31, 2004 a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended on December 28, 2001, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2004, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$21,501
Belgium	38,576
EMU	376,951
France	54,991
Germany	176,596
Italy	33,334
Netherlands	20,421
Spain	48,320
Sweden	39,655
Switzerland	17,090
United Kingdom	16,947

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related expenses and services. At the Board meeting held on March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any portfolio transactions with the Funds during the year.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended August 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	107

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The following table provides information about the investments of each iShares Fund in shares of issuers affiliated with BGFA for the year ended August 31, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000S)	Gross Additions (in 000S)	Gross Reductions (in 000S)	Number of Shares Held End of Year (in 000S)	Value at End of Year	Dividend and Interest Income	Net Realized Gain
Austria
IMMF	12	3,040	3,023	29	$28,529	$205	$—
Belgium
IMMF	15	3,381	3,384	12	12,013	193	—
EMU
IMMF	56	21,930	21,793	193	193,158	1,630	—
France
IMMF	55	4,363	4,366	52	51,595	334	—
Germany
IMMF	61	11,982	11,974	69	68,911	776	—
Italy
IMMF	28	2,811	2,824	15	14,858	154	—
Netherlands
IMMF	—	2,160	2,145	15	15,090	121	—
Spain
IMMF	62	3,594	3,632	24	23,992	211	—
Sweden
IMMF	6	1,678	1,669	15	14,962	153	—
Switzerland
IMMF	3	2,419	2,400	22	21,684	151	—
United Kingdom
IMMF	85	18,181	17,983	283	283,266	2,120	—
Barclays PLC	624	974	88	1,510	13,979,803	408,840	30,813

The Funds invested cash collateral from securities on loan in the IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2004, certain directors and officers of the Company are also officers of BGI.

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2004, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$4,981,837	$3,989,246
Belgium	3,845,791	4,455,064
EMU	36,049,159	31,593,032
France	4,785,130	5,833,182
Germany	10,752,845	11,113,853
Italy	2,526,641	2,561,057
Netherlands	1,974,876	1,871,131
Spain	3,154,225	2,872,051
Sweden	2,265,432	2,197,968
Switzerland	1,888,039	1,783,248
United Kingdom	16,103,044	13,819,544

In-kind transactions (see Note 4) for the year ended August 31, 2004, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$32,097,067	$10,044,123
Belgium	18,313,479	19,594,664
EMU	171,098,827	45,319,034
France	3,785,232	7,259,010
Germany	37,650,258	59,924,853
Italy	—	7,980,456
Netherlands	7,971,726	—
Spain	2,261,166	16,449,517
Sweden	5,100,204	—
Switzerland	3,712,739	1,874,413
United Kingdom	279,583,258	7,938,348

NOTES TO THE FINANCIAL STATEMENTS	109

Notes to the Financial Statements (Continued)

iSHARES®, INC.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value equal to at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of August 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at August 31, 2004, and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, each a portfolio of the iShares MSCI Index Fund Series (the “Funds”) at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Funds as of August 31, 2000 and for the year then ended were audited by other auditors, whose report dated October 13, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	111

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2004, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Msci Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$829,016	$63,119
Belgium	673,545	32,514
EMU	8,907,386	372,284
France	1,139,309	29,424
Germany	2,522,285	74,850
Italy	1,006,311	36,123
Netherlands	758,962	54,428
Spain	1,219,444	66,568
Sweden	629,038	56,931
Switzerland	595,435	10,741
United Kingdom	10,426,179	797,772

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2004:

iShares MSCI Index Fund	Qualified Dividend Income
Austria	$455,106
Belgium	199,604
EMU	2,689,404
France	579,493
Germany	659,329
Italy	239,006
Netherlands	345,888
Spain	447,649
Sweden	224,894
Switzerland	98,341
United Kingdom	7,894,608

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except for the iShares MSCI EMU Index Fund, the information shown for each Fund is for the period from January 1, 1999 through June 30, 2004, the date of the most recent calendar quarter-end. The information shown for the iShares MSCI EMU Index Fund is for each full calendar quarter completed after the launch date of that Fund through June 30, 2004. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the ishares fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Austria Index Fund

Period Covered: January 1, 1999 Through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	10	0.72%
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	9	0.65
Greater than 1.5% and Less than 2.0%	36	2.61
Greater than 1.0% and Less than 1.5%	101	7.32
Greater than 0.5% and Less than 1.0%	221	16.01
Between 0.5% And – 0.5%	736	53.34
Less than – 0.5% and Greater than – 1.0%	169	12.25
Less than – 1.0% and Greater than – 1.5%	60	4.35
Less than – 1.5% and Greater than – 2.0%	18	1.30
Less than – 2.0% and Greater than – 2.5%	7	0.51
Less than – 2.5%	5	0.36

	1,380	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Belgium Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	11	0.80%
Greater than 2.0% and Less than 2.5%	12	0.87
Greater than 1.5% and Less than 2.0%	30	2.17
Greater than 1.0% and Less than 1.5%	95	6.88
Greater than 0.5% and Less than 1.0%	248	17.97
Between 0.5% and – 0.5%	690	50.01
Less than – 0.5% and Greater than – 1.0%	189	13.7
Less than – 1.0% and Greater than – 1.5%	70	5.07
Less than – 1.5% and Greater than – 2.0%	20	1.45
Less than – 2.0% and Greater than – 2.5%	10	0.72
Less than – 2.5%	5	0.36

	1,380	100.00%

iShares MSCI EMU Index Fund

Period Covered: October 1, 2000 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.75%
Greater than 2.0% and Less than 2.5%	7	0.75
Greater than 1.5% and Less than 2.0%	23	2.45
Greater than 1.0% and Less than 1.5%	79	8.41
Greater than 0.5% and Less than 1.0%	260	27.69
Between 0.5% and – 0.5%	468	49.84
Less than – 0.5% and Greater than – 1.0%	68	7.24
Less than – 1.0% and Greater than – 1.5%	19	2.02
Less than – 1.5%	8	0.85

	939	100.00%

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI France Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	5	0.36%
Greater than 1.5% and Less than 2.0%	11	0.80
Greater than 1.0% and Less than 1.5%	52	3.77
Greater than 0.5% and Less than 1.0%	150	10.87
Between 0.5% and – 0.5%	979	70.94
Less than – 0.5% and Greater than – 1.0%	135	9.78
Less than – 1.0% and Greater than – 1.5%	35	2.54
Less than – 1.5% and Greater than – 2.0%	6	0.43
Less than – 2.0%	7	0.51

	1,380	100.00%

iShares MSCI Germany Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.51%
Greater than 2.0% and Less than 2.5%	7	0.51
Greater than 1.5% and Less than 2.0%	31	2.25
Greater than 1.0% and Less than 1.5%	74	5.36
Greater than 0.5% and Less than 1.0%	209	15.14
Between 0.5% and – 0.5%	805	58.34
Less than – 0.5% and Greater than – 1.0%	160	11.59
Less than – 1.0% and Greater than – 1.5%	58	4.20
Less than – 1.5% and Greater than – 2.0%	18	1.30
Less than – 2.0% and Greater than – 2.5%	4	0.29
Less than – 2.5%	7	0.51

	1,380	100.00%

SUPPLEMENTAL INFORMATION	115

Supplemental Information (Unaudited) (Continued)

iSHARE®, INC.

iShares MSCI Italy Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	10	0.72%
Greater than 1.5% and Less than 2.0%	13	0.94
Greater than 1.0% and Less than 1.5%	35	2.54
Greater than 0.5% and Less than 1.0%	159	11.52
Between 0.5% and – 0.5%	973	70.51
Less than – 0.5% and Greater than – 1.0%	137	9.93
Less than – 1.0% and Greater than – 1.5%	31	2.25
Less than – 1.5% and Greater than – 2.0%	13	0.94
Less than – 2.0%	9	0.65

	1,380	100.00%

iShares MSCI Netherlands Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	12	0.87%
Greater than 2.0% and Less than 2.5%	7	0.51
Greater than 1.5% and Less than 2.0%	22	1.59
Greater than 1.0% and Less than 1.5%	51	3.70
Greater than 0.5% and Less than 1.0%	241	17.46
Between 0.5% and – 0.5%	855	61.96
Less than – 0.5% and Greater than – 1.0%	119	8.62
Less than – 1.0% and Greater than – 1.5%	53	3.84
Less than – 1.5% and Greater than – 2.0%	13	0.94
Less than – 2.0%	7	0.51

	1,380	100.00%

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARE®, INC.

iShares MSCI Spain Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.43%
Greater than 2.0% and Less than 3.0%	11	0.80
Greater than 1.5% and Less than 2.0%	13	0.94
Greater than 1.0% and Less than 1.5%	46	3.33
Greater than 0.5% and Less than 1.0%	173	12.54
Between 0.5% and – 0.5%	933	67.61
Less than – 0.5% and Greater than – 1.0%	136	9.86
Less than – 1.0% and Greater than – 1.5%	45	3.26
Less than – 1.5% and Greater than – 2.0%	10	0.72
Less than – 2.0%	7	0.51

	1,380	100.00%

iShares MSCI Sweden Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	12	0.87%
Greater than 2.0% and Less than 2.5%	17	1.23
Greater than 1.5% and Less than 2.0%	25	1.81
Greater than 1.0% and Less than 1.5%	84	6.09
Greater than 0.5% and Less than 1.0%	251	18.19
Between 0.5% and – 0.5%	776	56.23
Less than – 0.5% and Greater than – 1.0%	114	8.26
Less than – 1.0% and Greater than – 1.5%	57	4.13
Less than – 1.5% and Greater than – 2.0%	17	1.23
Less than – 2.0% and Greater than – 2.5%	15	1.09
Less than – 2.5%	12	0.87

	1,380	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.14%
Greater than 2.5% and Less than 3.0%	8	0.58
Greater than 2.0% and Less than 2.5%	8	0.58
Greater than 1.5% and Less than 2.0%	33	2.39
Greater than 1.0% and Less than 1.5%	116	8.41
Greater than 0.5% and Less than 1.0%	277	20.07
Between 0.5% and – 0.5%	763	55.29
Less than – 0.5% and Greater than – 1.0%	108	7.83
Less than – 1.0% and Greater than – 1.5%	38	2.75
Less than – 1.5% and Greater than – 2.0%	19	1.38
Less than – 2.0%	8	0.58

	1,380	100.00%

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	7	0.51%
Greater than 2.5% and Less than 3.5%	9	0.65
Greater than 2.0% and Less than 2.5%	20	1.45
Greater than 1.5% and Less than 2.0%	80	5.80
Greater than 1.0% and Less than 1.5%	212	15.36
Greater than 0.5% and Less than 1.0%	345	25.00
Between 0.5% and – 0.5%	620	44.93
Less than – 0.5% and Greater than – 1.0%	61	4.42
Less than – 1.0% and Greater than – 1.5%	14	1.01
Less than – 1.5% and Greater than – 2.5%	8	0.58
Less than – 2.5%	4	0.29

	1,380	100.00%

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 97 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 124 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

*Lee T. Kranefuss(43)	Director, Chairman, and President (since June 18, 2003)	Chief Executive Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Trustee (since June 18, 2003) of iShares Trust; Board of Trustees (since 2001) for Barclays Global Investors Funds and Master Investment Portfolio.

*Nathan Most(90)	Director (since December 16, 1996)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (since 1998); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Trustee (since 2000) and President (2000-2002) of iShares Trust.

*John E. Martinez(42)	Director (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Groups of BGI (1996-2001)	Trustee (since December 5, 2003) of iShares Trust; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser and BGI, the parent company of BGFA. John E. Martinez is also deemed to be an “interested person” because of his affiliation with Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR INFORMATION	119

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

John B. Carroll (69)	Director (since December 16, 1996)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Trustee (since 2002) of iShares Trust; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Director (since February 28, 2002)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Board of Trustees: Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Director (since February 28, 2002)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

W. Allen Reed (57)	Director (since December 16, 1996)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

120	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

                                                                 Officer

Name and Age	Position	Principal Occupation(s) During Past 5 Years	Directorships Held by Officers
Michael A. Latham (39)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

DIRECTOR INFORMATION	121

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call ishares at 1-800-ishares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTopTM Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

1353-iS-0904

122	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

Beginning January 31, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

2004 ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2004

iSHARES MSCI SERIES

iSHARES MSCI AUSTRALIA INDEX FUND

iSHARES MSCI BRAZIL INDEX FUND

iSHARES MSCI CANADA INDEX FUND

iSHARES MSCI EMERGING MARKETS INDEX FUND

iSHARES MSCI HONG KONG INDEX FUND

iSHARES MSCI MALAYSIA INDEX FUND

iSHARES MSCI MEXICO INDEX FUND

iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND

iSHARES MSCI SINGAPORE INDEX FUND

iSHARES MSCI SOUTH AFRICA INDEX FUND

iSHARES MSCI SOUTH KOREA INDEX FUND

iSHARES MSCI TAIWAN INDEX FUND

Electronic delivery of this document may be available to you. See inside for details.

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

Global markets generally delivered strong performance during the 12-month reporting period ended August 31, 2004. For most of the markets included in this report, performance was driven largely by escalating export demand early in the reporting period. To a large extent, this demand came from the U.S., and was fueled by improving economic growth in the U.S. Burgeoning economic expansion in China also translated into rising export growth, particularly among China’s Asian neighbors, but also from Brazil.

During the course of the reporting period, though, market strength slowed somewhat. Oil prices surged about 40% during the reporting period, ultimately weighing on global economic growth and dampening export demand. The U.S. dollar weakened, making exports to the U.S. more expensive and therefore weakening demand. Canada, Australia, and South Africa, in particular, felt the dampening effects of a rising local currency against the U.S. dollar. In addition, mixed economic signals from the U.S. and abroad suggested that the global economic recovery might be faltering. China’s economy also gave signs of slowing after reporting a robust 9.8% gross domestic product (GDP) annual growth rate for the first quarter of 2004 and 9.6% in the second quarter. By July, money and credit growth had slowed in China, as had import levels for basic materials.

As market conditions change, we encourage you to talk with your financial adviser about what blend of investments or asset allocation can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Directors
iShares, Inc.

SHAREHOLDER LETTER	1

Managers’ Discussion & Analysis

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.95%	23.50%	24.31%	8.74%	8.62%	8.74%	6.49%	6.46%	6.76%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.95%	23.50%	24.31%	52.05%	51.20%	52.06%	70.42%	69.92%	74.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI AUSTRALIA INDEX FUND	MSCI AUSTRALIA INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,161	$10,156
4/30/1996	$10,633	$10,655
5/31/1996	$10,523	$10,573
6/30/1996	$10,261	$10,224
7/31/1996	$9,769	$9,744
8/31/1996	$10,388	$10,368
9/30/1996	$10,378	$10,378
10/31/1996	$10,787	$10,776
11/30/1996	$11,238	$11,216
12/31/1996	$11,235	$11,184
1/31/1997	$10,769	$10,729
2/28/1997	$11,048	$11,039
3/31/1997	$11,059	$10,999
4/30/1997	$11,338	$11,297
5/31/1997	$11,545	$11,503
6/30/1997	$11,979	$11,878
7/31/1997	$11,886	$11,786
8/31/1997	$11,035	$10,974
9/30/1997	$11,590	$11,500
10/31/1997	$10,022	$9,947
11/30/1997	$9,863	$9,736
12/31/1997	$10,090	$10,016
1/31/1998	$10,702	$10,678
2/28/1998	$10,799	$10,864
3/31/1998	$10,842	$10,897
4/30/1998	$10,724	$10,735
5/31/1998	$10,058	$10,117
6/30/1998	$10,015	$10,139
7/31/1998	$9,865	$10,076
8/31/1998	$8,485	$8,711
9/30/1998	$9,077	$9,286
10/31/1998	$9,843	$10,081
11/30/1998	$10,434	$10,707
12/31/1998	$10,310	$10,624
1/31/1999	$10,847	$11,264
2/28/1999	$10,606	$10,978
3/31/1999	$11,122	$11,439
4/30/1999	$12,350	$12,610
5/31/1999	$11,374	$11,573
6/30/1999	$11,922	$12,149
7/31/1999	$11,900	$12,139
8/31/1999	$11,208	$11,455
9/30/1999	$11,298	$11,501
10/31/1999	$10,961	$11,233
11/30/1999	$11,500	$11,828
12/31/1999	$12,293	$12,496
1/31/2000	$11,709	$12,045
2/29/2000	$11,372	$11,762
3/31/2000	$11,316	$11,659
4/30/2000	$10,956	$11,345
5/31/2000	$10,507	$10,942
6/30/2000	$12,012	$12,523
7/31/2000	$11,304	$11,761
8/31/2000	$11,415	$11,885
9/30/2000	$10,932	$11,362
10/31/2000	$10,265	$10,631
11/30/2000	$10,507	$10,867
12/31/2000	$10,877	$11,252
1/31/2001	$11,292	$11,706
2/28/2001	$10,773	$11,172
3/31/2001	$9,666	$9,986
4/30/2001	$10,796	$11,161
5/31/2001	$10,842	$11,225
6/30/2001	$11,234	$11,581
7/31/2001	$10,634	$10,968
8/31/2001	$10,870	$11,209
9/30/2001	$9,459	$9,746
10/31/2001	$10,376	$10,693
11/30/2001	$10,976	$11,307
12/31/2001	$11,130	$11,462
1/31/2002	$11,165	$11,514
2/28/2002	$11,272	$11,623
3/31/2002	$11,638	$11,988
4/30/2002	$11,520	$11,871
5/31/2002	$12,264	$12,646
6/30/2002	$11,673	$12,022
7/31/2002	$10,799	$11,121
8/31/2002	$11,059	$11,385
9/30/2002	$10,444	$10,749
10/31/2002	$11,012	$11,326
11/30/2002	$11,319	$11,624
12/31/2002	$11,098	$11,407
1/31/2003	$11,293	$11,613
2/28/2003	$11,135	$11,448
3/31/2003	$11,536	$11,852
4/30/2003	$12,435	$12,791
5/31/2003	$12,861	$13,219
6/30/2003	$13,371	$13,731
7/31/2003	$13,323	$13,687
8/31/2003	$13,639	$14,012
9/30/2003	$14,186	$14,553
10/31/2003	$15,377	$15,784
11/30/2003	$15,341	$15,719
12/31/2003	$16,627	$17,050
1/31/2004	$16,602	$17,026
2/29/2004	$17,368	$17,811
3/31/2004	$17,632	$18,061
4/30/2004	$16,577	$16,990
5/31/2004	$16,614	$17,031
6/30/2004	$16,677	$17,064
7/31/2004	$16,715	$17,108
8/31/2004	$17,042	$17,420

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Australian equity market, as measured by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 24.95%, while the Index returned 24.31%.

One factor that may cause the performance of a fund to differ from that of its benchmark index is called “revenue differential”. In the case of the Fund, revenue differential is due to the difference in the foreign taxes withheld on the dividend income earned. The Index assumes the full foreign tax withholding rate of 30%, whereas the Fund is subject to a more favorable withholding tax rate of 15%. The reduced tax rate had a positive impact on the Fund’s performance for the reporting period, relative to the Index’s performance.

Now in its 13th year of economic expansion, characterized by low inflation and low interest rates, Australia’s economy began to see signs of slowing during the reporting period. Two factors posed a threat to Australia’s economic boom: an overheated housing market and a strong local currency.

Thanks in part to low interest rates, Australia experienced a housing boom during the reporting period, lifting consumer spending levels. By mid-2004, interest rates had started to rise, and housing prices began to fall. As housing prices fell, so did consumer spending levels, which contributed to a slow down in the overall economy.

The country’s strong currency also began to weigh on growth prospects. Although U.S. economic recovery increased export demand for Australia, the Australian dollar’s rapid gains against the U.S. dollar limited potential gains during the reporting period. However, for U.S.-based investors, the strengthening Australian currency meant enhanced returns on Australian-based investments during the reporting period.

Within the Fund, top holding BHP Billiton Ltd. (8.93% of the net assets of the Fund as of August 31, 2004) posted gains during the reporting period, in part due to increased demand from China. Westfield Group (3.99% of the net assets of the Fund as of August 31, 2004), which owns and manages shopping centers around the world, benefited from strong real estate prices in Australia and abroad during the reporting period.

Australian banks in the Fund’s top ten holdings generally performed well, with Commonwealth Bank of Australia, Australia & New Zealand Banking Group Ltd., and Westpac Banking Corp. Ltd. (6.83%, 6.01%, and 5.37%, respectively, of the net assets of the Fund as of August 31, 2004) all posting gains during the reporting period. National Australia Bank Ltd. (7.27% of the net assets of the Fund as of August 31, 2004), however, declined during the reporting period.

Publication and entertainment giant The News Corp. Ltd. (whose preferred and common shares represent 5.15% and 2.73%, respectively, of the net assets of the Fund as of August 31, 2004) declined during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	3

Managers’ Discussion & Analysis

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.42%	41.83%	42.35%	(1.72)%	(1.63)%	0.65%	(6.94)%	(6.59)%	2.74%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI BRAZIL INDEX FUND	MSCI BRAZIL INDEX
7/10/2000	$10,000	$10,000
7/31/2000	$9,466	$9,457
8/31/2000	$9,703	$9,697
9/30/2000	$8,972	$9,078
10/31/2000	$8,216	$8,368
11/30/2000	$7,278	$7,432
12/31/2000	$8,259	$8,481
1/31/2001	$9,338	$9,608
2/28/2001	$8,359	$8,619
3/31/2001	$7,477	$7,641
4/30/2001	$7,765	$8,033
5/31/2001	$7,381	$7,617
6/30/2001	$7,296	$7,505
7/31/2001	$6,600	$6,882
8/31/2001	$5,965	$6,245
9/30/2001	$4,964	$5,235
10/31/2001	$5,182	$5,447
11/30/2001	$5,853	$6,096
12/31/2001	$6,647	$6,955
1/31/2002	$6,178	$6,454
2/28/2002	$7,014	$7,363
3/31/2002	$7,014	$7,367
4/30/2002	$6,924	$7,284
5/31/2002	$6,338	$6,701
6/30/2002	$5,172	$5,467
7/31/2002	$3,611	$3,884
8/31/2002	$4,421	$4,769
9/30/2002	$3,089	$3,326
10/31/2002	$3,936	$4,275
11/30/2002	$3,968	$4,325
12/31/2002	$4,340	$4,728
1/31/2003	$4,189	$4,571
2/28/2003	$4,022	$4,398
3/31/2003	$4,556	$5,003
4/30/2003	$5,517	$6,057
5/31/2003	$5,657	$6,202
6/30/2003	$5,679	$6,212
7/31/2003	$5,959	$6,554
8/31/2003	$6,580	$7,218
9/30/2003	$6,726	$7,348
10/31/2003	$7,455	$8,146
11/30/2003	$7,903	$8,634
12/31/2003	$9,245	$10,165
1/31/2004	$8,850	$9,757
2/29/2004	$9,174	$10,123
3/31/2004	$9,185	$10,124
4/30/2004	$7,846	$8,637
5/31/2004	$7,682	$8,485
6/30/2004	$8,077	$8,914
7/31/2004	$8,686	$9,664
8/31/2004	$9,306	$10,274

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Brazilian equity market, as measured by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 41.42%, while the Index returned 42.35%.

Brazil continued to deliver one of the strongest equity market and currency performances in the world during the reporting period. Of course, there can be no guarantee of future performance.

During the reporting period, Brazil’s stock market gained amid prospects for accelerating economic expansion. During the course of the reporting period, President Luiz Inacio Lula da Silva continued to implement fiscal austerity measures in an attempt to attract investors from the global financial community. In September 2003, he passed a bill aimed at overhauling the tax system, including tax breaks for investment. In November, he introduced a bill that would revamp the power industry by allowing supply and demand to determine electricity prices. These actions seemingly paid off as economic growth improved. For the second quarter of 2004, gross domestic product (“GDP”) annual growth was a healthy 5.7%, marking three consecutive quarters of strong GDP growth.

Oil company Petroleo Brasileiro SA performed well during the reporting period. Its preferred and common shares, which represented 12.89% and 10.75%, respectively, of the net assets of the Fund as of August 31, 2004, benefited from higher oil prices.

The world’s largest iron ore exporter, Companhia Vale do Rio Doce (whose Class A preferred shares and ADR shares represented 8.69% and 7.11%, respectively, of the net assets of the Fund as of August 31, 2004) posted strong gains during the reporting period as demand from China had driven up the price of iron ore. Steel company Gerdau SA (whose preferred shares represented 3.12% of the Fund’s net assets as of August 31, 2004) also benefited from increased demand during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES® MSCI CANADA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.70%	19.12%	18.83%	8.22%	8.29%	8.63%	9.65%	9.74%	10.31%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.70%	19.12%	18.83%	48.40%	48.88%	51.28%	118.30%	119.88%	129.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI CANADA INDEX FUND	MSCI CANADA INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,088	$10,091
4/30/1996	$10,462	$10,506
5/31/1996	$10,639	$10,672
6/30/1996	$10,344	$10,380
7/31/1996	$10,030	$10,062
8/31/1996	$10,463	$10,511
9/30/1996	$10,877	$10,928
10/31/1996	$11,726	$11,783
11/30/1996	$12,546	$12,640
12/31/1996	$12,115	$12,204
1/31/1997	$12,678	$12,803
2/28/1997	$12,569	$12,701
3/31/1997	$11,907	$12,063
4/30/1997	$12,174	$12,345
5/31/1997	$13,183	$13,377
6/30/1997	$13,351	$13,612
7/31/1997	$14,211	$14,497
8/31/1997	$13,445	$13,733
9/30/1997	$14,226	$14,533
10/31/1997	$13,545	$13,846
11/30/1997	$13,165	$13,426
12/31/1997	$13,436	$13,765
1/31/1998	$13,215	$13,519
2/28/1998	$14,322	$14,665
3/31/1998	$15,318	$15,770
4/30/1998	$15,369	$15,845
5/31/1998	$15,157	$15,653
6/30/1998	$14,533	$15,022
7/31/1998	$13,466	$13,953
8/31/1998	$10,529	$10,911
9/30/1998	$10,986	$11,193
10/31/1998	$12,029	$12,325
11/30/1998	$12,454	$12,778
12/31/1998	$12,567	$12,920
1/31/1999	$13,518	$13,991
2/28/1999	$12,717	$13,193
3/31/1999	$13,283	$13,736
4/30/1999	$14,651	$15,133
5/31/1999	$14,213	$14,716
6/30/1999	$14,844	$15,329
7/31/1999	$14,886	$15,439
8/31/1999	$14,710	$15,189
9/30/1999	$15,122	$15,627
10/31/1999	$15,990	$16,678
11/30/1999	$16,435	$17,349
12/31/1999	$18,364	$19,864
1/31/2000	$18,119	$19,924
2/29/2000	$18,943	$21,113
3/31/2000	$20,022	$22,999
4/30/2000	$19,800	$22,154
5/31/2000	$20,034	$21,737
6/30/2000	$21,937	$24,467
7/31/2000	$22,582	$25,208
8/31/2000	$24,598	$27,422
9/30/2000	$23,320	$24,652
10/31/2000	$21,693	$22,496
11/30/2000	$19,385	$20,478
12/31/2000	$19,771	$20,924
1/31/2001	$20,900	$21,946
2/28/2001	$17,780	$18,446
3/31/2001	$16,176	$16,756
4/30/2001	$17,439	$17,949
5/31/2001	$17,691	$18,279
6/30/2001	$16,963	$17,578
7/31/2001	$16,844	$17,451
8/31/2001	$16,001	$16,588
9/30/2001	$14,625	$15,167
10/31/2001	$14,670	$15,227
11/30/2001	$16,001	$16,626
12/31/2001	$16,240	$16,890
1/31/2002	$16,136	$16,783
2/28/2002	$15,971	$16,622
3/31/2002	$16,540	$17,226
4/30/2002	$16,390	$17,073
5/31/2002	$16,779	$17,497
6/30/2002	$15,821	$16,502
7/31/2002	$14,040	$14,645
8/31/2002	$14,205	$14,824
9/30/2002	$13,052	$13,628
10/31/2002	$13,441	$14,038
11/30/2002	$14,190	$14,857
12/31/2002	$14,097	$14,736
1/31/2003	$14,473	$15,148
2/28/2003	$14,983	$15,675
3/31/2003	$14,773	$15,467
4/30/2003	$15,704	$16,449
5/31/2003	$17,025	$17,853
6/30/2003	$17,460	$18,323
7/31/2003	$17,505	$18,381
8/31/2003	$18,391	$19,336
9/30/2003	$18,691	$19,667
10/31/2003	$19,937	$20,991
11/30/2003	$20,538	$21,612
12/31/2003	$21,617	$22,784
1/31/2004	$21,785	$23,023
2/29/2004	$22,257	$23,521
3/31/2004	$22,181	$23,405
4/30/2004	$20,337	$21,453
5/31/2004	$20,657	$21,825
6/30/2004	$21,754	$22,955
7/31/2004	$21,830	$22,973
8/31/2004	$21,830	$22,978

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Canadian equity market, as measured by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 18.70%, while the Index returned 18.83%.

Although the Canadian market entered the reporting period better poised than many for economic recovery, its growth was far from stellar over the course of the reporting period. Canada depends heavily on exports to the U.S., which generally account for 85% of Canada’s total exports, for its economic prosperity. During the reporting period, the Canadian currency appreciated swiftly against the U.S. dollar. The rise made Canadian exports more expensive to the American market, and export levels to the U.S. shrank, as the U.S. turned instead to less costly suppliers, such as China and Mexico.

Among the Fund’s ten largest holdings as of August 31, 2004, financial companies generally moved in step with their counterparts around the world. The Fund’s largest holding at 6.44% of net assets as of August 31, 2004, Manulife Financial Corp. logged strong gains during the reporting period, as did Sun Life Financial Inc. (3.57% of the net assets of the Fund as of August 31, 2004). Bank of Nova Scotia, Bank of Montreal and Canadian Imperial Bank of Commerce (5.81%, 4.40%, and 3.99%, respectively, of the net assets of the Fund as of August 31, 2004) all performed well during the reporting period. Royal Bank of Canada (6.31% of the net assets of the Fund as of August 31, 2004), on the other hand, posted a slight decline during the reporting period, largely due to underperformance in its U.S. business.

Nortel Networks Corp. (3.25% of the net assets of the Fund as of August 31, 2004) rebounded early in the reporting period, but lost traction and finished the period with modest gains.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.21%	18.49%	20.12%	40.24%	39.94%	39.16%	60.71%	60.22%	58.83%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI EMERGING MARKETS INDEX FUND	MSCI EMERGING MARKETS INDEX
4/07/2003	$10,000	$10,000
4/30/2003	$10,388	$10,305
5/31/2003	$11,238	$11,042
6/30/2003	$11,785	$11,668
7/31/2003	$12,483	$12,394
8/31/2003	$13,371	$13,223
9/30/2003	$13,457	$13,319
10/31/2003	$14,633	$14,453
11/30/2003	$14,878	$14,629
12/31/2003	$16,068	$15,688
1/31/2004	$16,545	$16,236
2/29/2004	$17,165	$16,980
3/31/2004	$17,300	$17,193
4/30/2004	$15,874	$15,785
5/31/2004	$15,869	$15,571
6/30/2004	$15,930	$15,536
7/31/2004	$15,541	$15,251
8/31/2004	$16,070	$15,884

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 20.21%, while the Index returned 20.12%.

Emerging markets generally posted healthy gains during the reporting period. Because many emerging markets depend on exports to the U.S. and to neighboring countries for their economic livelihood, the improving economic conditions in the U.S. and other major markets helped to lift share prices. For some emerging markets, however, a weak U.S. dollar limited export growth.

South Korea, South Africa and Taiwan, the three largest markets in the Fund, represent approximately 43% of the Fund’s net assets as of August 31, 2004.

South Korea grappled with a number of obstacles during the reporting period, but ultimately posted modest gains. Early in the reporting period, the International Monetary Fund cut its growth outlook for the country from 5.0% to 2.5%. Surging oil prices also hurt South Korea, which is the world’s fourth-largest oil importer. However, as a major exporter of electronics, South Korea benefited from signs of recovery in the U.S. during the reporting period. Samsung Electronics Co. Ltd., the largest Fund holding at 6.98% of net assets as of August 31, 2004, benefited from the increased export demand, but retraced most of its gains when demand for LCD televisions waned late in the reporting period. Korean steel manufacturer POSCO (2.87% of the net assets of the Fund as of August 31, 2004) continued to benefit from global growth as well as Korea’s strong currency as it converted foreign gains back into the local currency.

South Africa found its growth hindered by the strength of its currency, which gained against the U.S. dollar during the reporting period. Record high gold prices helped to mitigate the problem for Anglo American PLC (3.82% of the Fund’s net assets as of August 31, 2004), the largest mining company in the world, although it did implement cost-cutting measures to counter the currency’s rise and deliver positive returns.

The Taiwanese market also advanced during the reporting period. Because of Taiwan’s dependence on exports, signs of increasing global growth helped boost the equity market. Although improving economic conditions in the U.S. helped Taiwan’s export market, growing demand from China and Japan also contributed to export growth, helping Taiwan’s local economy. Demand in the electronics sector waned late in the reporting period, causing Taiwan Semiconductor Manufacturing Co. Ltd. (2.95% of the net assets of the Fund as of August 31, 2004) to post a loss during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	9

Manager’s Discussion & Analysis

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.69%	22.59%	23.40%	0.18%	0.26%	1.34%	0.80%	0.84%	2.89%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.69%	22.59%	23.40%	0.89%	1.31%	6.86%	6.99%	7.36%	27.30%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI HONG KONG INDEX FUND	MSCI HONG KONG INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,429	$10,460
4/30/1996	$10,468	$10,484
5/31/1996	$10,826	$10,799
6/30/1996	$10,569	$10,549
7/31/1996	$10,031	$10,068
8/31/1996	$10,322	$10,398
9/30/1996	$10,979	$11,108
10/31/1996	$11,414	$11,575
11/30/1996	$12,418	$12,523
12/31/1996	$12,315	$12,458
1/31/1997	$11,948	$12,191
2/28/1997	$11,869	$12,171
3/31/1997	$11,048	$11,364
4/30/1997	$11,207	$11,549
5/31/1997	$12,609	$13,009
6/30/1997	$13,175	$13,675
7/31/1997	$13,900	$14,529
8/31/1997	$12,160	$12,625
9/30/1997	$12,911	$13,424
10/31/1997	$9,122	$9,549
11/30/1997	$9,006	$9,422
12/31/1997	$9,022	$9,557
1/31/1998	$7,648	$8,226
2/28/1998	$9,197	$9,855
3/31/1998	$8,964	$9,651
4/30/1998	$7,989	$8,630
5/31/1998	$6,881	$7,453
6/30/1998	$6,540	$7,058
7/31/1998	$6,056	$6,535
8/31/1998	$5,566	$6,098
9/30/1998	$6,452	$7,100
10/31/1998	$8,415	$9,459
11/30/1998	$8,397	$9,443
12/31/1998	$8,191	$9,279
1/31/1999	$7,568	$8,661
2/28/1999	$7,629	$8,747
3/31/1999	$8,648	$9,895
4/30/1999	$10,614	$12,102
5/31/1999	$9,921	$11,133
6/30/1999	$10,913	$12,197
7/31/1999	$10,588	$11,805
8/31/1999	$10,604	$11,913
9/30/1999	$10,210	$11,437
10/31/1999	$10,631	$12,036
11/30/1999	$11,734	$13,599
12/31/1999	$12,614	$14,801
1/31/2000	$11,637	$13,677
2/29/2000	$12,117	$14,481
3/31/2000	$12,361	$14,871
4/30/2000	$11,537	$13,479
5/31/2000	$10,370	$11,941
6/30/2000	$11,139	$12,870
7/31/2000	$11,791	$13,743
8/31/2000	$12,167	$13,868
9/30/2000	$11,092	$12,734
10/31/2000	$10,228	$11,882
11/30/2000	$9,851	$11,465
12/31/2000	$10,846	$12,619
1/31/2001	$11,225	$12,987
2/28/2001	$11,068	$12,691
3/31/2001	$9,867	$11,354
4/30/2001	$9,858	$11,350
5/31/2001	$9,738	$11,222
6/30/2001	$9,229	$10,635
7/31/2001	$8,989	$10,370
8/31/2001	$8,409	$9,727
9/30/2001	$7,232	$8,399
10/31/2001	$7,505	$8,712
11/30/2001	$8,353	$9,700
12/31/2001	$8,787	$10,177
1/31/2002	$8,559	$9,929
2/28/2002	$8,218	$9,505
3/31/2002	$8,702	$10,062
4/30/2002	$9,223	$10,637
5/31/2002	$8,910	$10,303
6/30/2002	$8,360	$9,680
7/31/2002	$7,991	$9,281
8/31/2002	$7,574	$8,827
9/30/2002	$6,986	$8,198
10/31/2002	$7,261	$8,493
11/30/2002	$7,725	$9,025
12/31/2002	$7,118	$8,348
1/31/2003	$7,166	$8,395
2/28/2003	$7,069	$8,294
3/31/2003	$6,673	$7,865
4/30/2003	$6,654	$7,854
5/31/2003	$7,214	$8,524
6/30/2003	$7,311	$8,639
7/31/2003	$7,774	$9,188
8/31/2003	$8,721	$10,316
9/30/2003	$9,223	$10,893
10/31/2003	$9,619	$11,361
11/30/2003	$9,561	$11,299
12/31/2003	$9,738	$11,527
1/31/2004	$10,689	$12,651
2/29/2004	$11,013	$13,060
3/31/2004	$10,336	$12,279
4/30/2004	$9,846	$11,684
5/31/2004	$9,836	$11,694
6/30/2004	$9,856	$11,726
7/31/2004	$9,983	$11,885
8/31/2004	$10,699	$12,729

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Hong Kong equity market, as measured by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 22.69%, while the Index returned 23.40%.

The Hong Kong market delivered solid gains during the reporting period. Recovering from the conditions of the previous reporting period, when rising unemployment, the SARS virus and a global economic slowdown all took their toll, Hong Kong’s economy appeared to be coming back strongly during the reporting period. By some estimates, gross domestic product (GDP) is on track to grow a healthy 6.5% in 2004. Importantly, real estate – an important segment of Hong Kong’s economy – sprang back to life after languishing in prior reporting periods.

The recovering real estate market was a driver of both market and Fund performance during the reporting period. The strongest performer among the Fund’s ten largest holdings as of August 31, 2004 was Wharf (Holdings) Ltd. (2.82% of the net assets of the Fund as of August 31, 2004), which gained over 40%. The Fund’s three largest holdings, Hutchison Whampoa Ltd., Cheung Kong (Holdings) Ltd., and Sun Hung Kai Properties Ltd. (13.44%, 9.49%, and 9.09%, respectively, of the net assets of the Fund as of August 31, 2004) all posted gains during the reporting period. Swire Pacific Ltd. Class A shares (4.76% of the Fund’s net assets as of August 31, 2004) and BOC Hong Kong Holdings Ltd. (4.72% of the net assets of the Fund as of August 31, 2004) also performed well during the reporting period, logging some of the best gains among the Fund’s ten largest holdings as of August 31, 2004.

As the economic landscape strengthened in Hong Kong and the region, utilities companies also gained ground. CLP Holdings Ltd., Hong Kong & China Gas Co. Ltd. and Hongkong Electric Holdings Ltd. (7.78%, 4.62% and 4.36%, respectively, of the Fund’s net assets as of August 31, 2004) all performed well during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	11

Managers’ Discussion & Analysis

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.01%	7.88%	12.16%	4.47%	3.83%	5.37%	(6.11)%	(6.40)%	(4.92)%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.01%	7.88%	12.16%	24.44%	20.69%	29.87%	(41.38)%	(42.91)%	(34.81)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Malaysia Fund, which has a NAV determined prior to the opening of the regular trading day on the American Stock Exchange (the “Amex”), the market return will use the midpoint of the bid/ask spread as of the opening of regular trading on the Amex. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI MALAYSIA INDEX FUND	MSCI MALAYSIA INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,438	$10,445
4/30/1996	$10,899	$10,993
5/31/1996	$10,498	$10,565
6/30/1996	$10,551	$10,607
7/31/1996	$9,894	$9,962
8/31/1996	$10,428	$10,503
9/30/1996	$10,542	$10,680
10/31/1996	$10,783	$10,902
11/30/1996	$11,237	$11,348
12/31/1996	$11,320	$11,460
1/31/1997	$11,418	$11,642
2/28/1997	$11,834	$12,152
3/31/1997	$11,169	$11,473
4/30/1997	$9,922	$10,185
5/31/1997	$10,141	$10,398
6/30/1997	$9,877	$10,126
7/31/1997	$8,879	$9,138
8/31/1997	$6,229	$6,378
9/30/1997	$5,812	$5,913
10/31/1997	$4,622	$4,680
11/30/1997	$3,713	$3,685
12/31/1997	$3,744	$3,669
1/31/1998	$3,325	$3,257
2/28/1998	$4,877	$4,887
3/31/1998	$4,763	$4,761
4/30/1998	$4,048	$4,012
5/31/1998	$3,340	$3,311
6/30/1998	$2,572	$2,566
7/31/1998	$2,298	$2,292
8/31/1998	$1,648	$1,658
9/30/1998	$2,094	$1,546
10/31/1998	$1,851	$1,707
11/30/1998	$2,253	$2,147
12/31/1998	$2,646	$2,539
1/31/1999	$2,663	$2,578
2/28/1999	$2,428	$2,839
3/31/1999	$2,251	$2,628
4/30/1999	$4,058	$3,651
5/31/1999	$4,570	$4,074
6/30/1999	$4,999	$4,506
7/31/1999	$4,747	$4,299
8/31/1999	$4,711	$5,020
9/30/1999	$4,112	$4,373
10/31/1999	$4,652	$4,948
11/30/1999	$4,601	$4,892
12/31/1999	$5,107	$5,441
1/31/2000	$5,832	$6,250
2/29/2000	$6,303	$6,711
3/31/2000	$6,228	$6,652
4/30/2000	$5,781	$6,138
5/31/2000	$5,958	$6,328
6/30/2000	$5,351	$5,666
7/31/2000	$5,115	$5,406
8/31/2000	$5,067	$5,359
9/30/2000	$4,481	$4,720
10/31/2000	$4,761	$5,036
11/30/2000	$4,634	$4,919
12/31/2000	$4,297	$4,573
1/31/2001	$4,638	$4,936
2/28/2001	$4,536	$4,823
3/31/2001	$4,135	$4,400
4/30/2001	$3,692	$3,952
5/31/2001	$3,598	$3,862
6/30/2001	$3,726	$4,001
7/31/2001	$4,178	$4,491
8/31/2001	$4,397	$4,739
9/30/2001	$3,984	$4,284
10/31/2001	$3,907	$4,200
11/30/2001	$4,139	$4,459
12/31/2001	$4,493	$4,842
1/31/2002	$4,770	$5,149
2/28/2002	$4,710	$5,078
3/31/2002	$5,099	$5,512
4/30/2002	$5,428	$5,873
5/31/2002	$5,073	$5,494
6/30/2002	$4,995	$5,417
7/31/2002	$4,969	$5,405
8/31/2002	$4,917	$5,349
9/30/2002	$4,415	$4,803
10/31/2002	$4,597	$5,011
11/30/2002	$4,415	$4,811
12/31/2002	$4,523	$4,944
1/31/2003	$4,699	$5,136
2/28/2003	$4,567	$4,996
3/31/2003	$4,461	$4,888
4/30/2003	$4,443	$4,873
5/31/2003	$4,743	$5,207
6/30/2003	$4,919	$5,398
7/31/2003	$5,140	$5,655
8/31/2003	$5,281	$5,813
9/30/2003	$5,193	$5,720
10/31/2003	$5,863	$6,466
11/30/2003	$5,625	$6,217
12/31/2003	$5,656	$6,259
1/31/2004	$5,889	$6,523
2/29/2004	$6,355	$7,044
3/31/2004	$6,472	$7,175
4/30/2004	$6,024	$6,683
5/31/2004	$5,755	$6,384
6/30/2004	$5,826	$6,475
7/31/2004	$5,916	$6,569
8/31/2004	$5,862	$6,519

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Malaysian equity market, as measured by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 11.01%, while the Index returned 12.16%.

Recovering from the repercussions of a sluggish global economy, the SARS virus and the terrorist bombings in neighboring Bali, the Malaysian market rebounded during the reporting period.

Because Malaysia’s economy relies heavily on exports, it generally benefited during the reporting period from the upswing in economic growth both in the U.S. and among its Asian neighbors. However, Malaysia competes with China for much of its export trade with Europe and other Asian countries. Malaysia’s currency, the ringgit, is pegged to the U.S. dollar. During the reporting period, the U.S. dollar experienced volatility against both the euro and the Japanese yen, affecting Malaysia’s exporters. Nevertheless, export-based companies generally logged gains during the year. Tourism, another important industry for Malaysia, also rebounded during the reporting period as economic conditions in Asia improved.

One of Malaysia’s leading exports is palm oil. IOI Corp. Bhd., a major producer of palm oil and rubber, which represented 3.67% of the Fund’s net assets as of August 31, 2004, was the best performer among the Fund’s ten largest holdings, thanks largely to increased regional demand.

Export-related companies Malaysia International Shipping Corp. Bhd. (3.82% of the net assets of the Fund as of August 31, 2004), British American Tobacco (Malaysia) Bhd. (3.81% of the net assets of the Fund as of August 31, 2004) and Sime Darby Bhd. (4.26% of the net assets of the Fund as of August 31, 2004) also benefited from the increase in foreign demand and a healthier economic environment.

The improved economic climate also benefited Telekom Malaysia Bhd. (5.80% of the net assets of the Fund as of August 31, 2004), which was a strong performer during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	13

Managers’ Discussion & Analysis

iSHARES® MSCI MEXICO INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.28%	30.84%	28.28%	9.72%	9.92%	10.79%	10.45%	10.50%	12.33%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.28%	30.84%	28.28%	58.99%	60.49%	66.94%	132.18%	133.05%	168.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI MEXICO INDEX FUND	MSCI MEXICO INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,864	$10,916
4/30/1996	$11,437	$11,543
5/31/1996	$11,618	$11,621
6/30/1996	$11,427	$11,489
7/31/1996	$10,683	$10,746
8/31/1996	$11,593	$11,740
9/30/1996	$11,683	$11,723
10/31/1996	$10,828	$11,020
11/30/1996	$11,311	$11,492
12/31/1996	$11,552	$11,787
1/31/1997	$12,408	$12,801
2/28/1997	$12,820	$13,258
3/31/1997	$12,629	$12,993
4/30/1997	$12,619	$13,054
5/31/1997	$13,283	$13,823
6/30/1997	$14,813	$15,407
7/31/1997	$17,027	$17,756
8/31/1997	$15,675	$16,326
9/30/1997	$17,874	$18,776
10/31/1997	$14,575	$15,294
11/30/1997	$15,893	$16,780
12/31/1997	$17,159	$18,142
1/31/1998	$14,782	$15,596
2/28/1998	$15,311	$16,141
3/31/1998	$16,017	$16,986
4/30/1998	$16,349	$17,368
5/31/1998	$14,107	$15,038
6/30/1998	$13,225	$14,108
7/31/1998	$13,287	$13,935
8/31/1998	$8,749	$9,162
9/30/1998	$10,011	$10,916
10/31/1998	$11,381	$12,225
11/30/1998	$10,723	$11,472
12/31/1998	$11,153	$12,060
1/31/1999	$11,110	$11,906
2/28/1999	$12,107	$13,075
3/31/1999	$14,329	$15,528
4/30/1999	$15,922	$17,356
5/31/1999	$15,185	$16,918
6/30/1999	$16,746	$18,369
7/31/1999	$15,131	$16,603
8/31/1999	$14,604	$16,060
9/30/1999	$14,451	$15,848
10/31/1999	$15,062	$16,691
11/30/1999	$17,243	$19,036
12/31/1999	$19,642	$21,716
1/31/2000	$17,341	$19,510
2/29/2000	$19,632	$22,178
3/31/2000	$20,057	$22,697
4/30/2000	$17,854	$20,204
5/31/2000	$16,469	$18,161
6/30/2000	$18,094	$20,422
7/31/2000	$17,974	$19,957
8/31/2000	$18,723	$20,892
9/30/2000	$17,110	$19,276
10/31/2000	$17,301	$19,694
11/30/2000	$15,632	$17,685
12/31/2000	$15,169	$17,266
1/31/2001	$17,263	$19,870
2/28/2001	$16,024	$18,513
3/31/2001	$15,675	$17,917
4/30/2001	$16,959	$19,631
5/31/2001	$18,322	$21,260
6/30/2001	$18,614	$21,588
7/31/2001	$17,871	$20,959
8/31/2001	$17,408	$20,273
9/30/2001	$14,312	$17,013
10/31/2001	$15,060	$18,111
11/30/2001	$15,763	$18,860
12/31/2001	$17,214	$20,457
1/31/2002	$18,672	$22,148
2/28/2002	$18,125	$21,515
3/31/2002	$20,153	$23,863
4/30/2002	$19,869	$23,448
5/31/2002	$18,342	$21,613
6/30/2002	$16,314	$19,414
7/31/2002	$15,300	$18,039
8/31/2002	$15,551	$18,493
9/30/2002	$14,001	$16,505
10/31/2002	$14,856	$17,591
11/30/2002	$15,505	$18,424
12/31/2002	$14,954	$17,657
1/31/2003	$14,077	$16,725
2/28/2003	$13,781	$16,335
3/31/2003	$13,900	$16,611
4/30/2003	$16,009	$19,067
5/31/2003	$16,601	$19,596
6/30/2003	$17,289	$20,383
7/31/2003	$18,071	$21,258
8/31/2003	$17,822	$20,900
9/30/2003	$18,260	$21,324
10/31/2003	$18,876	$21,868
11/30/2003	$19,516	$22,682
12/31/2003	$20,374	$23,453
1/31/2004	$22,174	$25,449
2/29/2004	$23,518	$26,861
3/31/2004	$24,622	$28,121
4/30/2004	$22,762	$26,108
5/31/2004	$23,002	$26,414
6/30/2004	$23,350	$26,894
7/31/2004	$22,930	$26,477
8/31/2004	$23,218	$26,812

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Mexican equity market, as measured by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 30.28%, while the Index returned 28.28%.

Regulatory restraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index constituent at its index weight, resulting in differences between a fund’s holdings and the securities in its underlying index. Once such constraint, the 5/50 Rule, precludes the sum of all the securities weighted 5% or more in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of August 31, 2004, nearly 80% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the Fund’s return relative to the Index’s return during the reporting period.

Mexico’s equity markets delivered gains for the reporting period. Because Mexico depends on the U.S. for 80% of its exports, its economic health is closely tied to that of the U.S. As economic conditions improved during the reporting period, demand for Mexico’s products, particularly commodities, increased. The growth was not all positive as mixed economic news in the U. S., in addition to rising oil prices, put some pressure on Mexican markets.

A growing housing market also contributed to market performance. Although Mexico’s President Fox has not had great success in passing economic reform, he has taken steps designed to improve the mortgage market. These steps have contributed to a housing boom that has increased construction levels as well as consumer spending. Benefiting from both export and domestic demand, cement company Cemex SA de CV (9.20% of the net assets of the Fund as of August 31, 2004) performed well during the reporting period.

Because more than 37% of the Fund’s net assets as of August 31, 2004 are comprised of Mexico’s two largest telecommunications companies, the sector’s performance is important to the Fund’s performance. Global telecommunications companies, particularly wireless telecommunications, generally posted gains during the reporting period, and Mexico’s telecommunications companies moved in step with this trend. The largest Fund holding at 20.27% of net assets as of August 31, 2004, America Movil SA de CV Series L, was a strong performer during the reporting period. Telefonos de Mexico SA de CV Series L (17.50% of the net assets of the Fund as of August 31, 2004) also posted gains.

MANAGERS’ DISCUSSION & ANALYSIS	15

Managers’ Discussion & Analysis

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.74%	23.03%	24.33%	17.43%	17.43%	17.40%	58.12%	58.11%	57.95%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI PACIFIC EX-JAPAN INDEX FUND	MSCI PACIFIC FREE EX-JAPAN INDEX
10/25/2001	$10,000	$10,000
10/31/2001	$9,890	$9,895
11/30/2001	$10,630	$10,623
12/31/2001	$10,958	$10,961
1/31/2002	$11,067	$11,093
2/28/2002	$10,944	$10,969
3/31/2002	$11,390	$11,419
4/30/2002	$11,436	$11,462
5/31/2002	$11,800	$11,831
6/30/2002	$11,183	$11,205
7/31/2002	$10,508	$10,526
8/31/2002	$10,551	$10,567
9/30/2002	$9,870	$9,874
10/31/2002	$10,412	$10,417
11/30/2002	$10,657	$10,666
12/31/2002	$10,330	$10,340
1/31/2003	$10,416	$10,432
2/28/2003	$10,283	$10,296
3/31/2003	$10,397	$10,402
4/30/2003	$10,955	$10,969
5/31/2003	$11,511	$11,525
6/30/2003	$11,942	$11,942
7/31/2003	$12,141	$12,148
8/31/2003	$12,676	$12,704
9/30/2003	$13,228	$13,240
10/31/2003	$14,158	$14,176
11/30/2003	$14,131	$14,136
12/31/2003	$15,054	$15,070
1/31/2004	$15,436	$15,458
2/29/2004	$16,035	$16,051
3/31/2004	$15,976	$15,983
4/30/2004	$15,139	$15,147
5/31/2004	$15,125	$15,132
6/30/2004	$15,212	$15,210
7/31/2004	$15,342	$15,341
8/31/2004	$15,811	$15,795

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore equity markets, as measured by the MSCI Pacific Free ex-Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 24.74%, while the Index returned 24.33%.

The markets comprising the Index – Australia, Hong Kong, New Zealand and Singapore – all posted gains during the reporting period, responding in accordance with the overall global economic recovery.

Australia’s economy, now in its 13th year of economic prosperity, began to see signs of slowing during the reporting period. Partly to blame was its strong currency, as a rising Australian dollar made Australian goods more expensive to its export market. For U.S.-based investors, however, the stronger currency boosted returns, and the Australian market contributed the most, in U.S dollar terms, to the Fund’s overall performance during the reporting period. BHP Billiton Ltd. (5.74% of the net assets of the Fund as of August 31, 2004) logged gains. Westfield Group (2.57% of the net assets of the Fund as of August 31, 2004), which owns and manages shopping centers around the world, benefited from strong real estate prices in Australia and abroad during the reporting period. The financial sector also performed well, with Commonwealth Bank of Australia, Australia & New Zealand Banking Group Ltd., and Westpac Banking Corp. Ltd. (4.44%, 3.86% and 3.46%, respectively, of the Fund’s net assets as of August 31, 2004) all posting gains during the reporting period.

For Hong Kong, a recovering real estate market was the main driver of performance. The sector continued to benefit from the government’s efforts to reverse deflation in the property market. Hutchison Whampoa Ltd., Cheung Kong (Holdings) Ltd. and Sun Hung Kai Properties Ltd. (2.80%, 2.16%, and 1.96%, respectively, of the net assets of the Fund as of August 31, 2004) all posted gains during the reporting period.

Singapore’s economic livelihood is largely dependent on exports, both to the U.S. and to its Asian neighbors. During the reporting period, regional trade strengthened, particularly with China. Improving economic conditions in the U.S. also helped the Singapore market as demand for exports to the U.S. continued to grow.

MANAGERS’ DISCUSSION & ANALYSIS	17

Managers’ Discussion & Analysis

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.47%	23.31%	23.48%	(1.90)%	(2.05)%	(2.29)%	(5.60)%	(5.54)%	(4.99)%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.47%	23.31%	23.48%	(9.16)%	(9.86)%	(10.92)%	(38.62)%	(38.33)%	(35.24)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI SINGAPORE INDEX FUND	MSCI SINGAPORE INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,278	$10,303
4/30/1996	$10,302	$10,279
5/31/1996	$9,714	$9,687
6/30/1996	$9,722	$9,567
7/31/1996	$8,979	$8,824
8/31/1996	$9,327	$9,191
9/30/1996	$9,352	$9,203
10/31/1996	$8,934	$8,771
11/30/1996	$9,548	$9,354
12/31/1996	$9,720	$9,578
1/31/1997	$9,999	$9,934
2/28/1997	$9,720	$9,665
3/31/1997	$8,803	$8,716
4/30/1997	$8,524	$8,412
5/31/1997	$9,073	$8,981
6/30/1997	$8,934	$8,938
7/31/1997	$8,942	$8,886
8/31/1997	$7,137	$6,958
9/30/1997	$7,294	$7,183
10/31/1997	$5,991	$5,948
11/30/1997	$6,066	$6,220
12/31/1997	$5,456	$5,702
1/31/1998	$4,508	$4,813
2/28/1998	$5,687	$5,975
3/31/1998	$5,588	$5,823
4/30/1998	$5,167	$5,400
5/31/1998	$4,154	$4,380
6/30/1998	$3,560	$3,774
7/31/1998	$3,577	$3,855
8/31/1998	$2,763	$3,106
9/30/1998	$3,307	$3,668
10/31/1998	$4,404	$4,698
11/30/1998	$5,191	$5,514
12/31/1998	$5,159	$5,498
1/31/1999	$4,981	$5,315
2/28/1999	$4,914	$5,244
3/31/1999	$5,117	$5,478
4/30/1999	$6,605	$7,083
5/31/1999	$6,334	$6,609
6/30/1999	$6,977	$7,342
7/31/1999	$6,943	$7,451
8/31/1999	$6,756	$7,270
9/30/1999	$6,560	$7,076
10/31/1999	$6,892	$7,421
11/30/1999	$7,224	$7,861
12/31/1999	$8,014	$8,806
1/31/2000	$6,981	$7,634
2/29/2000	$6,361	$6,948
3/31/2000	$6,499	$6,958
4/30/2000	$6,732	$7,377
5/31/2000	$5,638	$5,999
6/30/2000	$6,508	$6,810
7/31/2000	$6,482	$6,814
8/31/2000	$6,669	$7,047
9/30/2000	$6,079	$6,450
10/31/2000	$6,035	$6,445
11/30/2000	$5,921	$6,326
12/31/2000	$6,006	$6,365
1/31/2001	$6,006	$6,384
2/28/2001	$5,863	$6,235
3/31/2001	$4,878	$5,184
4/30/2001	$4,968	$5,244
5/31/2001	$4,771	$5,026
6/30/2001	$4,842	$5,095
7/31/2001	$4,735	$4,974
8/31/2001	$4,808	$5,067
9/30/2001	$3,917	$4,090
10/31/2001	$3,944	$4,113
11/30/2001	$4,205	$4,419
12/31/2001	$4,611	$4,857
1/31/2002	$5,156	$5,441
2/28/2002	$4,938	$5,210
3/31/2002	$5,147	$5,490
4/30/2002	$5,002	$5,321
5/31/2002	$4,947	$5,257
6/30/2002	$4,675	$4,928
7/31/2002	$4,584	$4,828
8/31/2002	$4,548	$4,818
9/30/2002	$4,021	$4,269
10/31/2002	$4,393	$4,680
11/30/2002	$4,166	$4,433
12/31/2002	$4,056	$4,330
1/31/2003	$3,880	$4,141
2/28/2003	$3,862	$4,100
3/31/2003	$3,807	$4,040
4/30/2003	$3,834	$4,076
5/31/2003	$4,213	$4,445
6/30/2003	$4,463	$4,703
7/31/2003	$4,786	$5,050
8/31/2003	$4,971	$5,244
9/30/2003	$5,155	$5,413
10/31/2003	$5,451	$5,733
11/30/2003	$5,405	$5,689
12/31/2003	$5,666	$5,958
1/31/2004	$5,968	$6,258
2/29/2004	$6,015	$6,330
3/31/2004	$5,996	$6,300
4/30/2004	$5,855	$6,197
5/31/2004	$5,751	$6,062
6/30/2004	$5,855	$6,162
7/31/2004	$6,005	$6,330
8/31/2004	$6,137	$6,476

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Singaporean equity market, as measured by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 23.47%, while the Index returned 23.48%.

Singapore rebounded from the difficulties in previous reporting periods to deliver solid gains during the reporting period. Because Singapore’s economy relies heavily on its export market, to both the U.S. and its Asian neighbors, it responded positively to signs of renewed economic strength in the U.S. economy and among its neighbors. Regional demand strengthened, due largely to China’s strong growth during the reporting period. Thanks largely to export growth, Singapore’s gross domestic product (GDP), which grew at a 1.1% pace in 2003, is on track to grow by 8.6% in 2004.

The ten largest holdings in the Fund account for roughly 70% of the Fund’s net assets as of August 31, 2004. Among the ten largest holdings, the improved economic conditions translated into gains for companies like Keppel Corp. Ltd. (3.82% of the net assets of the Fund as of August 31, 2004). Singapore Telecommunications Ltd. (11.70% of the net assets of the Fund as of August 31, 2004) and City Developments Ltd. (3.41% of the net assets of the Fund as of August 31, 2004) were among the strongest performers within the Fund’s ten largest holdings during the reporting period.

Financial companies also generally performed well during the reporting period, as the economic environment improved. The largest Fund holding at 13.98% of the net assets of the Fund as of August 31, 2004, DBS Group Holdings Ltd. performed well during the reporting period, as did Oversea-Chinese Banking Corp. Ltd. (10.73% of the net assets of the Fund as of August 31, 2004).

Singapore Airlines Ltd. (3.98% of the net assets of the Fund as of August 31, 2004), having overcome a drop-off in business in the wake of the SARS virus was dealt another blow during the reporting period in the form of the November terrorist bombings in Istanbul. Because Singapore Airlines operates regular flights to Istanbul, it suffered a setback, finishing the reporting period with a slight loss.

MANAGERS’ DISCUSSION & ANALYSIS	19

Managers’ Discussion & Analysis

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.30%	33.09%	31.41%	34.08%	34.78%	35.62%	58.73%	60.03%	61.84%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI SOUTH AFRICA INDEX FUND	MSCI SOUTH AFRICA INDEX
2/3/2003	$10,000	$10,000
2/28/2003	$9,990	$10,031
3/31/2003	$9,434	$9,539
4/30/2003	$9,997	$10,098
5/31/2003	$10,297	$10,416
6/30/2003	$10,715	$10,836
7/31/2003	$11,408	$11,564
8/31/2003	$12,089	$12,315
9/30/2003	$12,265	$12,476
10/31/2003	$13,541	$13,768
11/30/2003	$14,558	$14,790
12/31/2003	$14,792	$15,021
1/31/2004	$14,633	$14,913
2/29/2004	$15,454	$15,792
3/31/2004	$16,084	$16,394
4/30/2004	$13,965	$14,222
5/31/2004	$14,821	$15,103
6/30/2004	$15,155	$15,447
7/31/2004	$15,314	$15,609
8/31/2004	$15,872	$16,184

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the South African equity market, as measured by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 31.30%, while the Index returned 31.41%.

The South African economy is predominantly driven by metals, mining, and materials companies. During the reporting period, prices for gold and other metals climbed. Because these companies generally make their revenues in U.S. dollars but incur costs in South African rand, the local currency’s rapid gains cut into profits. Since the end of 2001, the rand has appreciated 96% against the U.S. dollar, putting pressure on the profits of South African exporters. In August, however, the rand weakened in response to an unexpected 0.50% interest rate cut by the local monetary policy committee, a move that can only help South African companies. For U.S. investors, the strengthening rand during the reporting period helped performance.

The currency’s strength severely hindered companies like Anglo American PLC, the largest mining company in the world and the largest Fund holding at 24.06% of net assets as of August 31, 2004, which implemented cost-cutting measures to counter the rand’s rise. Although Anglo American posted gains for the reporting period, other top ten Fund holdings did not fare as well. Impala Platinum Holdings Ltd., Gold Fields Ltd. and AngloGold Ashanti Ltd. (4.17%, 3.68%, and 3.46%, respectively, of the net assets of the Fund as of August 31, 2004) all declined during the reporting period.

Telecommunications company MTN Group Ltd. (4.59% of the net assets of the Fund as of August 31, 2004) was the top performer among the Fund’s ten largest holdings, benefiting from strength in the telecommunications industry globally.

Financial companies also generally performed well, with Standard Bank Group Ltd., Old Mutual PLC, and Sanlam Ltd. (6.43%, 5.80%, and 2.84%, respectively, of the net assets of the Fund as of August 31, 2004) all posted gains during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	21

Managers’ Discussion & Analysis

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.83%	5.27%	8.64%	4.47%	4.50%	4.92%	20.78%	20.91%	23.05%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the South Korea Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI SOUTH KOREA INDEX FUND	MSCI SOUTH KOREA INDEX
5/9/2000	$10,000	$10,000
5/31/2000	$9,455	$9,437
6/30/2000	$10,717	$10,761
7/31/2000	$9,111	$9,035
8/31/2000	$8,919	$8,748
9/30/2000	$7,913	$7,660
10/31/2000	$6,557	$6,211
11/30/2000	$6,095	$5,804
12/31/2000	$5,909	$5,583
1/31/2001	$7,471	$7,119
2/28/2001	$6,930	$6,608
3/31/2001	$5,997	$5,695
4/30/2001	$6,822	$6,492
5/31/2001	$7,348	$6,984
6/30/2001	$6,955	$6,590
7/31/2001	$6,419	$6,114
8/31/2001	$6,557	$6,255
9/30/2001	$5,468	$5,209
10/31/2001	$6,369	$6,074
11/30/2001	$8,042	$7,658
12/31/2001	$8,670	$8,288
1/31/2002	$9,348	$8,941
2/28/2002	$10,318	$9,888
3/31/2002	$11,263	$10,669
4/30/2002	$11,150	$10,744
5/31/2002	$11,214	$10,747
6/30/2002	$10,749	$10,344
7/31/2002	$10,457	$10,070
8/31/2002	$10,476	$10,113
9/30/2002	$8,947	$8,679
10/31/2002	$9,309	$9,110
11/30/2002	$10,501	$10,273
12/31/2002	$9,195	$8,974
1/31/2003	$8,848	$8,585
2/28/2003	$8,388	$8,161
3/31/2003	$7,512	$7,384
4/30/2003	$8,571	$8,433
5/31/2003	$9,071	$8,949
6/30/2003	$9,803	$9,656
7/31/2003	$10,788	$10,709
8/31/2003	$11,412	$11,326
9/30/2003	$10,704	$10,598
10/31/2003	$11,808	$11,807
11/30/2003	$11,818	$11,787
12/31/2003	$12,297	$12,117
1/31/2004	$13,217	$13,352
2/29/2004	$13,677	$13,830
3/31/2004	$14,046	$14,350
4/30/2004	$13,092	$13,439
5/31/2004	$12,417	$12,790
6/30/2004	$11,958	$12,242
7/31/2004	$11,038	$11,240
8/31/2004	$12,078	$12,305

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the South Korean equity market, as measured by the MSCI South Korea Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 5.83%, while the Index returned 8.64%.

Regulatory constraints, such as those imposed by the Securities and Exchange Commission and Internal Revenue Service, can restrict the Fund’s ability to hold a given index component at its index weight, resulting in differences between a fund’s holdings and the securities in its underlying index. One such constraint, the “Single Issuer Rule”, generally prohibits a fund from investing more than 25% of the value of its total assets in the securities of a single issuer. To comply with this Rule, the Fund was obligated to underweight its investment in the Index’s largest constituent, Samsung Electronics Co. Ltd. As of August 31, 2004, Samsung Electronics represented 32.16% of the Index, compared to 22.35% of the Fund’s net assets. This weight difference had a negative impact on the Fund’s performance relative to the performance of the Index.

The South Korean market grappled with issues on multiple fronts to deliver gains during the reporting period. Early in the reporting period, the market stumbled as the International Monetary Fund cut its growth outlook for the country down from 5.0% to 2.5%. News of OPEC’s plans to cut oil production compounded the market’s woes, as the production cuts would have meant higher oil prices, which in turn would have raised costs for energy-using companies, slowing their earnings growth. Because it has no natural oil reserves, Korea is the world’s fourth-largest oil importer.

Early in the reporting period, these problems were offset by South Korea’s export market, which expanded as demand for cars, semiconductors and computers accelerated in the U.S., China, and Europe. The country’s exports grew 45% in February and reached a record high in March, according to a government report. As the reporting period progressed, rising interest rates began to sap demand from these markets. In an attempt to revive the economy, the central bank left its key interest rate at a record low.

The world’s largest maker of liquid crystal displays (“LCD”) for televisions, Samsung Electronics Co. Ltd. represented 22.35% of the net assets of the Fund as of August 31, 2004. Its performance, therefore, had a large impact on the Fund as a whole during the reporting period. During the first half of the reporting period, Samsung saw its share price climb, thanks in part to increasing demand for LCD televisions. By summer, the demand had dropped, and Samsung anticipated that supply would exceed demand during the second half of 2004. The gains that Samsung’s share price had made early in the reporting period were nearly erased in the final months, but the company finished the reporting period with a slight gain.

Cellular phone maker LG Electronics Inc. (3.83% of the net assets of the Fund as of August 31, 2004) also experienced a drop in demand during the reporting period, and its share price declined.

Steel manufacturer POSCO (7.13% of the net assets of the Fund as of August 31, 2004) continued to benefit from global growth as well as Korea’s strong currency as it converted foreign gains back into the local currency.

MANAGERS’ DISCUSSION & ANALYSIS	23

Managers’ Discussion & Analysis

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.10)%	(5.30)%	(0.39)%	(12.45)%	(12.74)%	(11.59)%	(42.79)%	(43.57)%	(40.38)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the Taiwan Fund, the NAV of which is determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI TAIWAN INDEX FUND	MSCI TAIWAN INDEX
6/20/2000	$10,000	$10,000
6/30/2000	$9,638	$9,604
7/31/2000	$9,393	$9,376
8/31/2000	$8,790	$8,785
9/30/2000	$7,403	$7,373
10/31/2000	$6,449	$6,417
11/30/2000	$5,951	$5,922
12/31/2000	$5,469	$5,441
1/31/2001	$7,055	$7,032
2/28/2001	$6,540	$6,522
3/31/2001	$6,433	$6,422
4/30/2001	$5,973	$5,968
5/31/2001	$5,555	$5,557
6/30/2001	$5,330	$5,354
7/31/2001	$4,735	$4,767
8/31/2001	$4,826	$4,880
9/30/2001	$3,771	$3,816
10/31/2001	$4,108	$4,156
11/30/2001	$4,714	$4,779
12/31/2001	$5,742	$5,823
1/31/2002	$6,005	$6,094
2/28/2002	$5,742	$5,838
3/31/2002	$6,289	$6,400
4/30/2002	$6,106	$6,208
5/31/2002	$5,828	$5,925
6/30/2002	$5,330	$5,424
7/31/2002	$4,982	$5,084
8/31/2002	$4,724	$4,835
9/30/2002	$4,012	$4,104
10/31/2002	$4,446	$4,556
11/30/2002	$4,542	$4,653
12/31/2002	$4,269	$4,372
1/31/2003	$4,783	$4,903
2/28/2003	$4,205	$4,313
3/31/2003	$4,141	$4,249
4/30/2003	$4,017	$4,131
5/31/2003	$4,435	$4,563
6/30/2003	$4,762	$4,904
7/31/2003	$5,335	$5,501
8/31/2003	$5,785	$5,985
9/30/2003	$5,806	$6,021
10/31/2003	$6,203	$6,434
11/30/2003	$5,839	$6,058
12/31/2003	$5,974	$6,205
1/31/2004	$6,489	$6,748
2/29/2004	$6,741	$7,014
3/31/2004	$6,569	$6,835
4/30/2004	$6,124	$6,376
5/31/2004	$6,151	$6,408
6/30/2004	$5,786	$6,027
7/31/2004	$5,351	$5,557
8/31/2004	$5,721	$5,962

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Taiwanese equity market, as measured by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 the Fund declined 1.10%, while the Index declined 0.39%.

Taiwan got off to a strong start for the reporting period, due largely to improving economic conditions in the U.S. and China. In December, Taiwan’s export orders rose 20% to a record $15.7 billion on stronger Chinese and U.S. demand for computer chips, flat-panel displays and other electronic goods. The increased levels of exports, in turn, prompted companies to increase hiring, which resulted in an annualized unemployment rate of 4.7%, a two-year low.

During the second half of the reporting period, Taiwan struggled with political upheaval and a downturn in the electronics industry. In March, President Chen Shui-bian defeated his opponent Lien Chan amid cries of fraud. In the coming months, Chen Shui-bian reiterated planned constitutional revisions, despite warnings from mainland China. The tensions with China hurt markets, as many investors feared damage to export trade. In June, Taiwan was dealt a second blow, when the global semiconductor industry was downgraded. Because technology accounts for more than 50% of Taiwan’s economy, the downgrade spurred market declines.

Among the ten largest Fund holdings, performance was mixed during the reporting period. Electronics-related companies generally posted losses for the reporting period. The two largest holdings, Taiwan Semiconductor Manufacturing Co. Ltd. (12.43% of the net assets of the Fund as of August 31, 2004) and United Microelectronics Corp. (5.91% of the net assets of the Fund as of August 31, 2004) both declined. Hon Hai Precision Industry Co. Ltd. (4.03% of the net assets of the Fund as of August 31, 2004) also lost ground for the reporting period.

Taiwan’s largest steel producer China Steel Corp. (3.68% of the net assets of the Fund as of August 31, 2004), on the other hand, benefited from demand during the reporting period.

Financial company Cathay Financial Holdings Co. Ltd. (4.26% of the net assets of the Fund as of August 31, 2004) benefited from increased real estate activity and improving economic conditions. The company was a strong performer among the Fund’s ten largest holdings during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	25

Shareholder Expenses

iSHARES®, INC.

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Australia
Actual	$1,000.00	$981.20	0.75%	$3.74
Hypothetical (5% return before expenses)	1,000.00	1,021.35	0.75	3.81
Brazil
Actual	1,000.00	1,014.40	0.91	4.61
Hypothetical (5% return before expenses)	1,000.00	1,020.56	0.91	4.62
Canada
Actual	1,000.00	980.80	0.60	2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.60	3.05
Emerging Markets
Actual	1,000.00	936.30	0.77	3.75
Hypothetical (5% return before expenses)	1,000.00	1,021.25	0.77	3.91

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Hong Kong
Actual	$1,000.00	$971.50	0.76%	$3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.33	0.76	3.86
Malaysia
Actual	1,000.00	922.40	0.76	3.67
Hypothetical (5% return before expenses)	1,000.00	1,021.33	0.76	3.86
Mexico
Actual	1,000.00	987.20	0.74	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.74	3.76
Pacific ex-Japan
Actual	1,000.00	986.10	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.62	0.50	2.54
Singapore
Actual	1,000.00	1,020.40	0.75	3.81
Hypothetical (5% return before expenses)	1,000.00	1,021.35	0.75	3.81
South Africa
Actual	1,000.00	1,027.10	0.90	4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.59	0.90	4.57
South Korea
Actual	1,000.00	883.10	0.91	4.31
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.91	4.62
Taiwan
Actual	1,000.00	848.70	1.39	6.46
Hypothetical (5% return before expenses)	1,000.00	1,018.14	1.39	7.05

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	27

Schedule of Investments

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 93.96%

BANKS – 26.92%
Australia & New Zealand Banking Group Ltd.	829,686	$10,750,949
Commonwealth Bank of Australia	573,012	12,219,899
National Australia Bank Ltd.	691,878	13,020,381
Suncorp-Metway Ltd.	245,586	2,583,966
Westpac Banking Corp. Ltd.	808,434	9,619,255

		48,194,450

BEVERAGES – 3.07%
Coca-Cola Amatil Ltd.	209,286	1,069,980
Foster’s Group Ltd.	922,812	3,043,176
Lion Nathan Ltd.	134,442	674,047
Southcorp Ltd.[1]	295,350	715,366

		5,502,569

BIOTECHNOLOGY – 0.41%
Sonic Healthcare Ltd.	111,474	736,007

		736,007

BUILDING MATERIALS – 3.06%
Boral Ltd.	266,442	1,320,799
CSR Ltd.	417,516	678,107
James Hardie Industries NV	210,936	810,301
Rinker Group Ltd.	434,346	2,668,407

		5,477,614

COMMERCIAL SERVICES – 1.19%
Brambles Industries Ltd.[2]	445,302	2,122,538

		2,122,538

COMPUTERS – 0.25%
Computershare Ltd.	178,068	447,644

		447,644

DIVERSIFIED FINANCIAL SERVICES – 1.93%
Australian Stock Exchange Ltd.[2]	47,190	519,176
Macquarie Bank Ltd.	99,000	2,369,910
Perpetual Trustees Australia Ltd.[2]	17,622	572,414

		3,461,500

ENGINEERING & CONSTRUCTION – 0.24%
Leighton Holdings Ltd.[2]	62,238	430,704

		430,704

ENTERTAINMENT – 1.78%
Aristocrat Leisure Ltd.[2]	143,418	711,961
TABCORP Holdings Ltd.[2]	232,624	2,468,940

		3,180,901

FOOD – 2.34%
Woolworths Ltd.	467,808	4,178,834

		4,178,834

FOREST PRODUCTS & PAPER – 0.43%
PaperlinX Ltd.	204,864	763,830

		763,830

GAS – 1.10%
Australian Gas Light Co. Ltd.	208,626	1,960,846

		1,960,846

HEALTH CARE – PRODUCTS – 0.19%
Cochlear Ltd.[2]	25,014	339,672

		339,672

HOLDING COMPANIES – DIVERSIFIED – 0.48%
Patrick Corp. Ltd.[2]	229,878	857,094

		857,094

HOUSEHOLD PRODUCTS & WARES – 0.25%
Pacific Brands Ltd.	224,730	442,754

		442,754

INSURANCE – 5.60%
AMP Ltd.	850,542	3,753,814
AXA Asia Pacific Holdings Ltd.	321,420	876,107
Insurance Australia Group Ltd.	729,366	2,616,412
QBE Insurance Group Ltd.[2]	311,850	2,785,693

		10,032,026

INVESTMENT COMPANIES – 1.24%
Macquarie Infrastructure Group	885,852	2,220,683

		2,220,683

IRON & STEEL – 1.34%
BHP Steel Ltd.	337,194	1,869,160
OneSteel Ltd.	255,948	524,139

		2,393,299

MANUFACTURING – 3.26%
Ansell Ltd.[2]	73,736	439,980
Futuris Corp. Ltd.[2]	251,130	317,430

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

Security	Shares	Value
Orica Ltd.	124,344	$1,422,449
Wesfarmers Ltd.	172,524	3,662,144

		5,842,003

MEDIA – 3.67%
John Fairfax Holdings Ltd.	411,488	1,109,986
News Corp. Ltd. (The)[2]	627,132	4,884,627
Publishing & Broadcasting Ltd.[2]	60,258	580,398

		6,575,011

MINING – 14.21%
Alumina Ltd.	532,092	2,040,250
BHP Billiton Ltd.	1,723,062	15,975,799
Iluka Resources Ltd.	105,468	346,314
Newcrest Mining Ltd.	151,602	1,595,101
Rio Tinto Ltd.[2]	142,758	3,634,149
WMC Resources Ltd.	528,462	1,836,013

		25,427,626

OIL & GAS – 2.94%
Origin Energy Ltd.	306,570	1,277,258
Santos Ltd.	270,270	1,259,618
Woodside Petroleum Ltd.	214,434	2,731,663

		5,268,539

PACKAGING & CONTAINERS – 1.16%
Amcor Ltd.	402,006	2,080,815

		2,080,815

PHARMACEUTICALS – 1.38%
CSL Ltd.	89,430	1,632,453
Mayne Group Ltd.	294,166	845,442

		2,477,895

REAL ESTATE – 10.58%
Centro Properties Group	292,578	937,982
Commonwealth Property Office Fund	596,046	509,286
Deutsche Office Trust	513,876	431,820
Gandel Retail Trust	636,240	678,414
General Property Trust	925,254	2,319,457
ING Industrial Fund	301,158	414,692
Investa Property Group	651,504	915,518
Lend Lease Corp Ltd.	168,570	1,326,058
Macquarie Goodman Industrial Trust	733,128	926,680

Security	Shares or Principal	Value
Mirvac Group	325,776	$1,039,811
Stockland Trust Group	580,734	2,300,579
Westfield Group[1,2]	655,084	7,137,722

		18,938,019

RETAIL – 2.06%
Coles Myer Ltd.	502,656	3,187,456
Harvey Norman Holdings Ltd.	241,494	503,066

		3,690,522

TELECOMMUNICATIONS – 2.40%
Telstra Corp. Ltd.	985,512	3,340,413
Transurban Group	241,428	954,713

		4,295,126

TRANSPORTATION – 0.48%
Toll Holdings Ltd.	110,286	852,769

		852,769

TOTAL COMMON STOCKS (Cost: $149,129,690)		168,191,290

PREFERRED STOCKS – 5.15%

MEDIA – 5.15%
News Corp. Ltd. (The)	1,242,120	9,209,792

		9,209,792

TOTAL PREFERRED STOCKS (Cost: $9,568,141)		9,209,792

SHORT-TERM INVESTMENTS – 11.49%

FLOATING RATE NOTES – 2.96%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$89,614	89,602
1.52%, 10/12/04[3,4]	74,678	74,678
1.56%, 09/15/04[3,4]	149,357	149,356
1.64%, 03/15/05[3,4]	74,678	74,711
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	112,017	112,016
1.38%, 11/22/04[3]	37,339	37,340
1.40%, 10/29/04[3]	149,357	149,356
CC USA Inc.
1.45%, 05/04/05[3,4]	149,357	149,337
1.61%, 07/29/05[3,4]	149,357	149,316

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

Security	Principal	Value
Den Danske Bank NY
1.51%, 08/12/05[3]	$149,357	$149,314
1.56%, 08/26/05[3]	149,357	149,313
Depfa Bank PLC
1.27%, 06/15/05[3]	149,357	149,357
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	123,966	123,932
Five Finance Inc.
1.42%, 04/29/05[3,4]	119,485	119,477
Gemini Securitization Corp.
1.53%, 09/09/04[3]	74,678	74,653
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	95,588	95,583
1.58%, 04/22/05[3]	149,357	149,357
K2 USA LLC
1.45%, 06/10/05[3,4]	149,357	149,343
1.57%, 09/27/04[3,4]	161,305	161,303
1.61%, 07/25/05[3,4]	74,678	74,665
Links Finance LLC
1.55%, 04/15/05[3,4]	149,357	149,338
1.68%, 04/25/05[3]	149,357	149,420
Nationwide Building Society
1.59%, 07/28/05[3]	149,357	149,357
1.63%, 12/09/04[3,4]	123,966	123,410
Nordea Bank PLC
2.11%, 06/07/05[3]	149,357	149,335
Northern Rock PLC
1.56%, 01/13/05[3,4]	141,889	141,889
Permanent Financing PLC
1.52%, 03/10/05[3]	149,357	149,357
1.53%, 12/10/04[3]	74,678	74,678
1.55%, 06/10/05[3]	67,210	67,210
Sigma Finance Inc.
1.52%, 10/07/04[3]	149,357	149,354
1.57%, 11/15/04[3]	149,357	149,354
1.59%, 09/15/05[3]	112,017	112,028
Tango Finance Corp.
1.52%, 04/07/05[3,4]	54,814	54,811
1.56%, 01/18/05[3,4]	65,717	65,715
1.59%, 07/25/05[3,4]	149,357	149,343
1.66%, 05/17/05[3,4]	123,966	123,962
1.70%, 02/25/05[3,4]	83,640	83,632

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	$36,996	$36,932
1.48%, 06/15/05[3,4]	74,678	74,665
1.56%, 09/15/04[3,4]	74,678	74,678
1.56%, 07/15/05[3,4]	112,017	111,998
White Pine Finance LLC
1.46%, 07/05/05[3]	74,678	74,665
1.55%, 04/15/05[3,4]	112,017	112,004
1.55%, 07/11/05[3]	37,339	37,336
1.56%, 11/15/04[3,4]	89,614	89,614
1.57%, 06/15/05[3,4]	61,236	61,236
1.58%, 03/29/05[3]	64,223	64,215
1.58%, 08/26/05[3,4]	74,678	74,664
1.68%, 05/20/05[3]	67,210	67,206

		5,303,415

MONEY MARKET FUNDS – 2.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,357,761	2,357,761
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,642,923	1,642,923
BlackRock Temp Cash Money Market Fund[3]	75,398	75,398
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	100,397	100,397

		4,176,479

COMMERCIAL PAPER – 2.12%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	74,678	74,657
1.51%, 09/02/04[3]	67,210	67,208
1.54%, 09/14/04[3]	74,678	74,637
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	29,871	29,863
1.53%, 09/16/04[3]	73,480	73,434
1.54%, 09/15/04[3]	74,678	74,634
1.54%, 09/22/04[3]	37,339	37,306
Barton Capital Corp.
1.53%, 09/08/04[3]	74,678	74,656
1.53%, 09/09/04[3]	174,435	174,376

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

Security	Principal	Value
1.53%, 09/13/04[3]	$107,531	$107,476
1.53%, 09/14/04[3]	37,339	37,319
1.54%, 09/17/04[3]	44,807	44,776
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	74,678	74,657
1.53%, 09/15/04[3]	29,871	29,854
Cantabric Finance LLC
1.55%, 09/17/04[3]	29,871	29,851
Corporate Asset Funding
1.42%, 09/03/04[3]	44,807	44,803
CRC Funding LLC
1.42%, 09/03/04[3]	74,678	74,672
Delaware Funding Corp.
1.50%, 09/09/04[3]	74,678	74,653
1.53%, 09/10/04[3]	119,485	119,440
1.53%, 09/20/04[3]	50,781	50,740
Edison Asset Securitization
1.07%, 09/21/04[3]	74,678	74,634
1.45%, 11/09/04[3]	149,357	148,942
1.52%, 09/08/04[3]	149,357	149,313
1.59%, 12/02/04[3]	149,357	148,750
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	44,807	44,803
1.53%, 09/07/04[3]	74,678	74,659
1.53%, 09/17/04[3]	44,807	44,777
1.53%, 09/21/04[3]	37,339	37,307
1.53%, 09/22/04[3]	74,678	74,612
1.54%, 09/14/04[3]	582,017	111,955
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	74,678	74,160
GIRO Funding US Corp.
1.54%, 09/09/04[3]	74,678	74,653
1.55%, 10/15/04[3]	97,941	97,755
Grampian Funding LLC
1.26%, 10/22/04[3]	149,357	149,091
1.44%, 10/27/04[3]	149,357	149,023
1.59%, 11/30/04[3]	74,678	74,381
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	37,339	37,338
1.53%, 09/20/04[3]	37,339	37,309
1.53%, 09/23/04[3]	52,275	52,226
1.54%, 09/15/04[3]	89,614	89,560
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	104,087	104,087
1.51%, 09/08/04[3]	59,743	59,725
1.52%, 09/09/04[3]	37,339	37,327
1.53%, 09/21/04[3]	74,678	74,615
Receivables Capital Corp.
1.54%, 09/14/04[3]	44,807	44,782
Scaldis Capital LLC
1.48%, 09/01/04[3]	82,146	82,146
Sydney Capital Corp.
1.25%, 10/22/04[3]	49,706	49,618
1.55%, 09/16/04[3]	44,807	44,778
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	59,743	59,707
1.54%, 09/23/04[3]	37,339	37,304
Windmill Funding Corp.
1.52%, 09/09/04[3]	37,339	37,327
1.52%, 09/10/04[3]	52,275	52,255

		3,797,931

TIME DEPOSITS – 1.87%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	149,357	149,357
1.33%, 02/10/05[3]	74,678	74,673
1.39%, 02/02/05[3]	74,668	74,664
1.39%, 04/08/05[3]	104,550	104,540
1.40%, 10/25/04[3]	149,357	149,353
Bank of New York
1.39%, 11/01/04[3]	149,357	149,354
1.60%, 12/03/04[3]	37,339	37,334
Bank of Nova Scotia
1.13%, 10/06/04[3]	149,357	149,357
1.24%, 10/07/04[3]	112,017	112,016
1.42%, 10/29/04[3]	112,017	112,019
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	149,357	149,359
1.49%, 08/09/05[3]	149,357	149,315
1.54%, 06/23/05[3]	149,357	149,320
1.56%, 06/10/05[3]	74,678	74,696

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

Security	Principal	Value
Norddeutsche Landesbank
1.59%, 07/27/05[3]	$149,357	$149,309
Prudential Funding LLC
1.60%, 12/01/04[3]	74,678	74,376
SouthTrust Bank
1.55%, 09/01/04[3]	298,713	298,713
Toronto-Dominion Bank
1.22%, 03/23/05[3]	261,374	261,349
1.34%, 02/10/05[3]	59,743	59,739
1.41%, 11/01/04[3]	112,017	112,016
1.53%, 09/13/04[3]	74,678	74,678
1.77%, 05/10/05[3]	74,678	74,673
1.90%, 05/11/05[3]	74,678	74,674
UBS Finance (Delaware)
1.10%, 09/08/04[3]	149,357	149,325
1.11%, 12/17/04[3]	224,035	223,296
1.14%, 09/29/04[3]	149,357	149,225

		3,336,730

REPURCHASE AGREEMENTS – 1.65%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	448,070	448,070
Bank of America, N.A.
1.59%, 09/01/04[3,6]	858,800	858,800
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	746,783	746,783
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	149,357	149,357
1.59%, 09/01/04[3,6]	746,783	746,783

		2,949,793

U.S. GOVERNMENT AGENCY NOTES – 0.30%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	104,550	104,757
1.80%, 01/18/05[3]	69,451	68,968
1.80%, 01/19/05[3]	74,678	74,156
2.06%, 05/31/05[3]	74,459	73,300
Federal National Mortgage Association
2.33%, 07/22/05[3]	224,035	219,347

		540,528

MEDIUM-TERM NOTES – 0.26%
CC USA Inc.
1.29%, 04/15/05[3,4]	149,357	149,347
1.51%, 02/15/05[3,4]	97,082	97,151
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	112,017	112,015
K2 USA LLC
1.46%, 01/12/05[3,4]	74,678	74,676
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	37,339	37,336

		470,525

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,575,401)		20,575,401

TOTAL INVESTMENTS IN SECURITIES – 110.60% (Cost: $179,273,232)		197,976,483
Other Assets, Less Liabilities – (10.60%)		(18,978,057)

NET ASSETS – 100.00%		$178,998,426

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

32	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	46.27%	$82,846,678
Basic Materials	15.98	28,584,755
Communications	11.22	20,079,929
Consumer Non-Cyclical	8.83	15,800,269
Industrial	8.20	14,683,905
Consumer Cyclical	3.84	6,871,423
Energy	2.94	5,268,539
Utilities	1.10	1,960,846
Diversified	0.48	857,094
Technology	0.25	447,644
Short-Term and Other Net Assets	0.89	1,597,344

TOTAL	100.00%	$178,998,426

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 27.97%

AGRICULTURE – 0.97%
Souza Cruz SA	206,200	$2,029,583

		2,029,583

BANKS – 2.73%
Unibanco Holdings SA	1,241,110	5,726,242

		5,726,242

ELECTRIC – 2.33%
Centrais Eletricas Brasileiras SA	355,231,000	4,880,480

		4,880,480

IRON & STEEL – 2.61%
Companhia Siderurgica Nacional SA	352,884	5,469,340

		5,469,340

MINING – 7.11%
Companhia Vale do Rio Doce ADR	257,868	14,897,034

		14,897,034

OIL & GAS – 10.75%
Petroleo Brasileiro SA	728,900	22,519,672

		22,519,672

TELECOMMUNICATIONS – 0.85%
Brasil Telecom Participacoes SA	210,444,000	1,521,152
Tele Norte Leste Participacoes SA	20,012	260,920

		1,782,072

WATER – 0.62%
Companhia de Saneamento Basico do Estado de Sao Paulo	27,170,000	1,293,779

		1,293,779

TOTAL COMMON STOCKS (Cost: $46,276,549)		58,598,202

PREFERRED STOCKS – 71.17%

AEROSPACE & DEFENSE – 2.75%
Embraer-Empresa Brasileira de Aeronautica SA	864,543	5,761,650

		5,761,650

BANKS – 9.15%
Banco Bradesco SA	191,673	9,347,801
Banco Itau Holding Financeira SA	96,824,000	9,828,000

		19,175,801

BEVERAGES – 6.48%
Companhia de Bebidas das Americas	62,244,000	13,572,213

		13,572,213

BUILDING MATERIALS – 0.79%
Duratex SA	46,687,000	1,659,415

		1,659,415

CHEMICALS – 1.14%
Braskem SA Class A1	82,659,000	2,395,585

		2,395,585

ELECTRIC – 4.49%
Centrais Eletricas Brasileiras SA Class B	209,209,000	2,717,715
Companhia Energetica de Minas Gerais	295,165,467	5,447,347
Companhia Paranaense de Energia Class B	360,659,000	1,232,599

		9,397,661

FOOD – 2.02%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	102,258,000	2,128,337
Sadia SA	1,235,000	2,110,390

		4,238,727

FOREST PRODUCTS & PAPER – 4.72%
Aracruz Celulose SA Class B	1,482,000	5,216,883
Klabin SA	1,482,000	2,355,195
Votorantim Celulose e Papel SA	32,851,000	2,324,045

		9,896,123

IRON & STEEL – 6.02%
Companhia Siderurgica de Tubarao	41,990,000	1,757,955
Gerdau SA	395,378	6,546,843
Usinas Siderurgicas de Minas Gerais SA Class A	271,700	4,299,286

		12,604,084

MINING – 9.70%
Caemi Mineracao e Metalurgica SA1	3,952,000	2,120,519
Companhia Vale do Rio Doce Class A	1,111,500	18,210,974

		20,331,493

34	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2004

Security	Shares	Value
OIL & GAS – 12.89%
Petroleo Brasileiro SA	963,300	$26,996,104

		26,996,104

TELECOMMUNICATIONS – 10.57%
Brasil Telecom Participacoes SA	724,204,000	4,695,196
Embratel Participacoes SA	660,781,000	1,716,312
Tele Celular Sul Participacoes SA	690,631,000	953,568
Tele Centro Oeste Celular Participacoes SA	763,798,000	2,393,720
Tele Nordeste Celular Participacoes SA	712,870,000	896,569
Tele Norte Leste Participacoes SA	522,652	7,164,584
Telemig Celular Participacoes SA	712,193,000	1,063,667
Telesp Celular Participacoes SA1	1,244,984,000	3,259,256

		22,142,872

TEXTILES – 0.45%
Companhia de Tecidos Norte de Minas	10,868,400	943,463

		943,463

TOTAL PREFERRED STOCKS (Cost: $123,220,433)		149,115,191

SHORT-TERM INVESTMENTS – 0.47%

MONEY MARKET FUNDS – 0.47%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares[2]	980,912	980,912

		980,912

TOTAL SHORT-TERM INVESTMENTS (Cost: $980,912)		980,912

TOTAL INVESTMENTS IN SECURITIES – 99.61% (Cost: $170,477,894)		208,694,305
Other Assets, Less Liabilities – 0.39%		809,279

NET ASSETS – 100.00%		$209,503,584

ADR - American Depositary Receipts
[1] Non-income earning security.
[2] Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION
Sector	% of Net Assets	Value
Basic Materials	31.30%	$65,593,659
Energy	23.64	49,515,776
Financial	11.88	24,902,043
Communications	11.42	23,924,944
Consumer Non-Cyclical	9.47	19,840,523
Utilities	7.44	15,571,920
Industrial	3.54	7,421,065
Consumer Cyclical	0.45	943,463
Short-Term and Other Net Assets	0.86	1,790,191

TOTAL	100.00%	$209,503,584

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments

iSHARES® MSCI CANADA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.76%

AEROSPACE & DEFENSE – 0.14%
CAE Inc.	104,420	$455,688

		455,688

AUTO PARTS & EQUIPMENT – 1.49%
Magna International Inc. Class A	64,922	4,845,499

		4,845,499

BANKS – 21.80%
Bank of Montreal	347,764	14,326,525
Bank of Nova Scotia	691,896	18,893,760
Canadian Imperial Bank of Commerce	255,148	12,970,411
National Bank of Canada	128,255	4,205,082
Royal Bank of Canada	455,175	20,527,094

		70,922,872

BEVERAGES – 0.23%
Molson Inc. Class A	30,233	745,729

		745,729

BUILDING MATERIALS – 0.29%
Masonite International Corp.[1]	37,682	943,766

		943,766

CHEMICALS – 2.53%
Agrium Inc.	91,708	1,428,935
Methanex Corp.	39,952	530,328
NOVA Chemicals Corp.	63,560	2,054,991
Potash Corp. of Saskatchewan Inc.	75,818	4,218,441

		8,232,695

COMMERCIAL SERVICES – 0.20%
Quebecor World Inc.	29,737	652,246
		652,246

COMPUTERS – 0.36%
CGI Group Inc.[1]	182,971	1,173,425

		1,173,425

DIVERSIFIED FINANCIAL SERVICES – 0.95%
C.I. Fund Management Inc.	89,548	1,098,961
IGM Financial Inc.	77,634	1,988,576

		3,087,537

ELECTRONICS – 0.50%
Celestica Inc.[1]	112,725	1,610,113

		1,610,113

ENERGY – ALTERNATE SOURCES – 0.05%
Ballard Power Systems Inc.[1]	22,927	147,905

		147,905

ENGINEERING & CONSTRUCTION – 0.37%
SNC-Lavalin Group Inc.	33,142	1,202,831

		1,202,831

ENTERTAINMENT – 0.14%
Intrawest Corp.	29,056	462,876

		462,876

FOOD – 1.48%
George Weston Ltd.	17,802	1,179,369
Loblaw Companies Ltd.	79,904	3,638,616

		4,817,985

FOREST PRODUCTS & PAPER – 0.71%
Abitibi-Consolidated Inc.	101,015	597,227
Domtar Inc.	141,875	1,717,446

		2,314,673

HAND & MACHINE TOOLS – 0.36%
Finning International Inc.	50,394	1,184,886

		1,184,886

HEALTH CARE – SERVICES – 0.44%
MDS Inc.	99,426	1,432,229

		1,432,229

HOLDING COMPANIES – DIVERSIFIED – 1.86%
Brascan Corp. Class A	172,630	4,880,440
Onex Corp.	91,286	1,159,088

		6,039,528

INSURANCE – 14.23%
Fairfax Financial Holdings Ltd.	9,534	1,252,893
Great-West Lifeco Inc.	94,209	3,667,973
Manulife Financial Corp.	506,798	20,962,728
Power Corp. of Canada	227,454	4,885,358
Power Financial Corp.	176,152	3,918,500
Sun Life Financial Inc.	419,042	11,605,072

		46,292,524

36	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2004

Security	Shares	Value
IRON & STEEL – 0.53%
Dofasco Inc.	56,523	$1,715,938

		1,715,938

LODGING – 0.43%
Fairmont Hotels & Resorts Inc.	14,755	396,423
Four Seasons Hotels Inc.	17,258	989,427

		1,385,850

MANUFACTURING – 0.60%
Bombardier Inc. Class B	842,732	1,937,977

		1,937,977

MEDIA – 2.86%
Rogers Communications Inc. Class B	109,414	1,944,806
Shaw Communications Inc. Class B	124,680	1,930,383
Thomson Corp.	165,029	5,439,594

		9,314,783

MINING – 12.67%
Agnico-Eagle Mines Ltd.	54,026	732,320
Alcan Inc.	256,056	11,102,367
Barrick Gold Corp.	359,114	7,168,107
Cameco Corp.	40,639	2,644,804
Falconbridge Ltd.	58,793	1,405,570
Glamis Gold Ltd.[1]	87,849	1,458,149
Goldcorp Inc.	101,923	1,310,394
Inco Ltd.[1]	131,433	4,486,837
Kinross Gold Corp.[1]	96,702	593,746
Meridian Gold Inc.[1]	60,382	795,561
Noranda Inc.	120,083	1,960,371
Placer Dome Inc.	288,290	5,052,077
Teck Cominco Ltd. Class B	128,255	2,506,501

		41,216,804

OIL & GAS – 17.37%
Canadian Natural Resources Ltd.	181,156	5,872,171
EnCana Corp.	308,266	12,554,306
Husky Energy Inc.	91,937	1,952,335
Imperial Oil Ltd.	90,800	4,241,606
Nexen Inc.	89,217	3,172,295
Penn West Petroleum Ltd.	36,329	1,834,923
Petro-Canada	157,765	7,363,804
Precision Drilling Corp. Class A1	38,596	1,895,235
Shell Canada Ltd.	50,848	2,516,930
Suncor Energy Inc.	318,481	8,820,106
Talisman Energy Inc.	275,805	6,292,273

		56,515,984

PHARMACEUTICALS – 0.74%
Angiotech Pharmaceuticals Inc.[1]	22,927	392,557
Biovail Corp.[1]	83,990	1,265,332
QLT Corp.[1]	48,168	744,674

		2,402,563

PIPELINES – 3.59%
Enbridge Inc.	114,862	4,587,157
TransCanada Corp.	339,592	7,085,143

		11,672,300

REAL ESTATE – 0.87%
Brookfield Properties Corp.	65,382	2,062,292
MI Developments Inc. Class A	33,120	766,667

		2,828,959

RETAIL – 1.46%
Canadian Tire Corp. Class A	55,630	2,045,171
Hudson’s Bay Co.	53,345	566,811
Shoppers Drug Mart Corp.[1]	82,855	2,138,031

		4,750,013

SEMICONDUCTORS – 0.75%
ATI Technologies Inc.[1]	169,811	2,452,568

		2,452,568

SOFTWARE – 0.55%
Cognos Inc.[1]	53,572	1,682,867
Open Text Corp.[1]	5,683	121,717

		1,804,584

TELECOMMUNICATIONS – 5.18%
Aliant Inc.	7,344	146,033
BCE Inc.	214,061	4,443,358
Nortel Networks Corp.[1]	2,802,542	10,571,216
TELUS Corp.	89,452	1,674,170

		16,834,777

TRANSPORTATION – 4.03%
Canadian National Railway Co.	209,067	9,518,768
Canadian Pacific Railway Ltd.	113,046	2,863,043
CP Ships Ltd.	61,517	718,539

		13,100,350

TOTAL COMMON STOCKS (Cost: $262,998,434)		324,498,457

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2004

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	199,282	$199,282

		199,282

TOTAL SHORT-TERM INVESTMENTS (Cost: $199,282)		199,282

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $263,197,716)		324,697,739
Other Assets, Less Liabilities – 0.18%		600,076

NET ASSETS – 100.00%		$325,297,815

[1] Non-income earning security.
[2] Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION
Sector	% of Net Assets	Value
Financial	37.85%	$123,131,892
Energy	21.01	68,336,189
Basic Materials	16.44	53,480,110
Communications	8.04	26,149,560
Industrial	6.28	20,435,611
Consumer Cyclical	3.52	11,444,238
Consumer Non-Cyclical	3.09	10,050,752
Diversified	1.86	6,039,528
Technology	1.67	5,430,577
Short-Term and Other Net Assets	0.24	799,358

TOTAL	100.00%	$325,297,815

See notes to financial statements.

38	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 96.75%

ARGENTINA – 0.71%
Petrobras Energia Participaciones SA ADR	493,385	$4,642,753
Tenaris SA ADR	238,993	9,213,180

		13,855,933

BRAZIL – 7.05%
Aracruz Celulose SA ADR[1]	160,716	5,594,524
Banco Bradesco SA ADR[1]	282,656	13,779,480
Banco Itau Holding Financiera SA ADR[1]	342,816	17,277,926
Brasil Telecom Participacoes SA ADR[1]	193,521	6,314,590
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	235,591	4,853,175
Companhia Vale do Rio Doce ADR	377,520	21,809,330
Companhia Vale do Rio Doce Sponsored ADR	475,587	23,161,087
Empresa Brasileira de Aeronautica SA ADR	330,572	8,776,687
Petroleo Brasileiro SA ADR[1]	662,304	20,365,848
Tele Norte Leste Participacoes SA ADR[1]	804,309	11,019,033
Telesp Celular Partcipacoes SA ADR[1]	525,676	3,380,097
Votorantim Celulose e Papel ADR	51,067	1,793,984

		138,125,761

CHILE – 2.29%
Banco Santander Chile SA ADR	479,475	13,089,667
Compania de Telecomunicaciones de Chile SA ADR[1]	834,229	10,277,701
Enersis SA Chile ADR[1]	1,461,680	9,676,322
Sociedad Quimica y Minera de Chile SA ADR[1]	261,380	11,688,914

		44,732,604

CHINA – 5.27%
Aluminum Corp. of China Ltd.[1]	2,420,000	1,186,738
Angang New Steel Co. Ltd. Class H1	4,356,000	1,605,587
Beijing Capital International Airport Co. Ltd. Class H	1,940,000	677,761
China Eastern Airlines Corp. Ltd. Class H1	7,260,000	1,452,009
China Life Insurance Co. Ltd.[1]	14,400,000	8,584,670
China Petroleum and Chemical Corp. Class H1	39,852,000	15,583,254
China Shipping Development Co. Ltd.[1]	4,374,000	3,028,173
China Southern Airlines Co. Ltd.[1]	3,394,000	1,174,854
China Telecom Corp. Ltd. Class H1	20,898,000	6,698,120
Cofco International Ltd.[1]	1,458,000	588,811
Cosco Pacific Ltd.[1]	1,458,000	2,187,014
Datang International Power Generation Co. Ltd.[1]	1,944,000	1,520,317
Guangshen Railway Co. Ltd. Class H1	15,558,363	4,288,551
Huadian Power International Corp. Ltd.[1]	8,262,000	2,409,765
Huaneng Power International Inc. Class H1	5,832,000	4,336,643
Jiangsu Expressway Co. Ltd. Class H	1,458,000	588,811
Jiangxi Copper Co. Ltd.[1]	4,858,000	2,226,598
Maanshan Iron & Steel Co. Ltd.[1]	3,388,000	1,183,636
PetroChina Co. Ltd. Class H1	51,516,000	25,923,281
Ping An Insurance (Group) Co. of China Ltd.[1]	2,783,000	3,639,331
Qingling Motors Co. Ltd.[1]	3,402,000	427,434
Semiconductor Manufacturing International Corp.[1]	7,260,000	1,489,240
Sinopec Beijing Yanhua Petrochemical Co. Ltd. Class H1	3,388,000	1,172,777
Sinopec Shanghai Petrochemical Co. Ltd.[1]	5,832,000	2,018,782
Travelsky Technology Ltd. Class H1	486,000	345,810
Tsingtao Brewery Co. Ltd. Class H1	972,000	891,006
Yanzhou Coal Mining Co. Ltd. Class H1	3,402,000	3,685,524
Yizheng Chemical Fibre Co. Ltd. Class H1	1,944,000	378,833
Zhejiang Expressway Co. Ltd.[1]	5,832,000	3,962,795

		103,256,125

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares	Value
CZECH REPUBLIC – 1.96%

CEZ AS	1,416,880	$11,108,386
Komercni Banka AS	69,417	7,415,816
Philip Morris CR AS	27,192	15,477,730
Unipetrol AS1	1,402,700	4,410,630

		38,412,562

HONG KONG – 4.27%
Beijing Enterprises Holdings Ltd.[1]	972,000	1,227,469
China Everbright Pacific Ltd.[1]	5,662,000	2,322,887
China Merchants Holdings International Co. Ltd.	972,000	1,476,702
China Mobile Ltd.	11,421,000	33,311,463
China Overseas Land & Investment Ltd.	7,754,000	1,540,869
China Resources Enterprises Ltd.	3,402,000	4,514,221
China Resources Land Ltd.[1]	7,776,000	1,016,868
China Travel International Investment Hong Kong Ltd.[1]	17,226,951	3,533,756
Citic Pacific Ltd.[1]	2,673,000	6,819,621
CNOOC Ltd.	35,649,000	16,682,011
Denway Motors Ltd.[1]	10,692,000	4,215,143
Lenovo Group Ltd.[1]	10,164,000	3,192,559
Shanghai Industrial Holdings Ltd.[1]	972,000	1,788,242
Shenzhen Investment Ltd.	2,430,000	295,963
TCL International Holdings Ltd.[1]	4,860,000	1,744,627

		83,682,401

HUNGARY – 2.31%
Gedeon Richter Rt	120,946	12,917,280
MATAV Rt	1,017,698	4,109,460
Mol Magyar Olaj-es Gazipari Rt	186,824	8,113,384
OTP Bank Rt	923,820	20,093,597

		45,233,721

INDIA – 5.42%
HDFC Bank Ltd. ADR[1]	613,470	17,244,642
ICICI Bank Ltd. ADR	948,231	11,568,418
Infosys Technologies Ltd. ADR[1]	558,536	29,155,579
Mahanagar Telephone Nigam Ltd. ADR	1,552,242	10,182,708
Satyam Computer Services Ltd. ADR[1]	710,056	13,931,299
Videsh Sanchar Nigam Ltd. ADR[1]	1,546,167	11,426,174
Wipro Ltd. ADR[1]	731,808	12,616,370

		106,125,190

INDONESIA – 2.58%
PT Aneka Tambang Tbk	18,232,455	2,430,994
PT Astra International Inc. Tbk	6,685,230	4,528,129
PT Bank Central Asia Tbk	12,150,000	2,332,800
PT Bank Danamon Indonesia Tbk	3,761,987	1,344,283
PT Bank Mandiri Tbk	12,757,500	1,701,000
PT Bank Pan Indonesia Tbk	49,309,918	1,393,827
PT Bank Rakyat Indonesia Tbk	11,163,061	2,054,003
PT Bumi Resources Tbk	22,143,000	1,476,200
PT Gudang Garam Tbk	2,430,987	3,306,142
PT Hanjaya Mandala Sampoerna Tbk	6,563,667	3,710,660
PT Kalbe Farma Tbk	73,669,156	3,103,927
PT Matahari Putra Prima Tbk	21,271,194	1,134,464
PT Perusahaan Gas Negara Tbk	6,790,500	832,968
PT Ramayana Lestari Sentosa Tbk	4,861,974	2,035,546
PT Semen Gresik (Persero) Tbk	137,000	146,133
PT Telekomunikasi Indonesia Tbk	22,243,593	18,150,772
PT Tempo Scan Pacific Tbk	293,376	208,101
PT United Tractors Tbk	4,782,771	701,473

		50,591,422

ISRAEL – 4.74%
Alvarion Ltd.	217,800	2,443,716
AudioCodes Ltd.[1]	207,646	2,352,629
Bank Hapoalim Ltd.	2,810,997	7,625,676
Bank Leumi Le-Israel	3,680,249	7,408,505
Check Point Software Technologies Ltd.[1]	289,798	5,083,057
Clal Industries and Investments Ltd.	131,890	545,289
Clal Insurance Co. Ltd.	23,958	379,154
ECI Telecom Ltd.	118,822	819,872
Elbit Systems Ltd.	185,372	3,888,181
Elite Industries Ltd.	54,450	507,903
Given Imaging Ltd.[1]	36,542	1,297,241
Israel Chemicals Ltd.	2,139,671	3,908,459
Israel Corp. Ltd. (The)	2,662	474,840
Israel Discount Bank Class A	4,218,835	4,618,480
Koor Industries Ltd.	78,465	3,183,358
Lipman Electronic Engineering Ltd.	25,652	546,644
Makhteshim-Agan Industries Ltd.	850,996	3,390,437
M-Systems Flash Disk Pioneers Ltd.[1]	204,974	2,398,196
NICE Systems Ltd.	24,300	467,089

40	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares	Value
Orbotech Ltd.	186,098	$3,105,976
Supersol Ltd.	475,673	1,095,846
Teva Pharmaceutical Industries Ltd.	1,182,148	32,696,598
United Mizrahi Bank Ltd.	1,324,396	4,526,899

		92,827,045

MEXICO – 7.25%
Alfa SA de CV Class A	1,021,189	3,348,205
America Movil SA de CV Series L	17,116,500	29,390,679
Cemex SA de CV Series CPO	2,139,671	12,144,002
Consorcio Ara SA de CV2	1,701,000	4,556,717
Controladora Comercial Mexicana SA de CV	2,357,100	2,575,409
Fomento Economico Mexicano SA de CV Class UBD	1,482,300	6,410,650
Grupo Carso SA de CV Series A1	72,931	334,052
Grupo Continental SA	1,288,675	1,973,957
Grupo Financiero Banorte SA de CV Series O	730,114	2,875,439
Grupo Mexico SA de CV Series B2	1,093,500	3,902,236
Grupo Modelo SA de CV Series C	3,185,222	7,601,114
Grupo Televisa SA Series CPO	5,008,807	12,054,043
Industrias Penoles SA de CV Series CP	218,824	897,937
Kimberly-Clark de Mexico SA de CV Class A	1,774,954	4,879,545
Telefonos de Mexico SA de CV Series L	18,017,181	29,259,820
TV Azteca SA de CV Series CPO[2]	2,332,800	1,348,191
Vitro SA de CV Series A	3,549,939	3,117,947
Wal-Mart de Mexico SA de CV Series V	4,829,890	15,343,825

		142,013,768

PERU – 0.38%
Companhia de Minas Buenaventura SA ADR	326,292	7,413,354

		7,413,354

PHILIPPINE ISLANDS – 1.72%
ABS-CBN Broadcasting Corp.	6,904,496	2,427,483
Ayala Corp.	36,650,480	3,523,143
Ayala Land Inc. Class B	6,852,327	646,503
Bank of the Philippine Islands	4,785,207	3,535,133
Equitable PCI Bank	2,856,509	2,135,708
Filinvest Land Inc.	60,141,112	1,006,366
Globe Telecom Inc.	138,572	2,158,442
Jollibee Foods Corp.	10,455,293	4,653,001
Manila Electric Co. Class B	2,674,612	1,011,758
Megaworld Corp.	41,331,068	794,616
Metropolitan Bank & Trust Co.	40	18
Petron Corp.	48,603,600	2,249,566
Philippine Long Distance Telephone Co.	301,475	6,788,890
SM Prime Holdings Inc.	26,989,306	2,738,568

		33,669,195

RUSSIA – 4.46%
JSC MMC Norilsk Nickel ADR[7]	167,844	9,466,402
LUKOIL ADR[7]	350,779	41,777,779
Rostelecom ADR[1]	176,039	2,147,676
Surgutneftegaz ADR[1,7]	891,533	31,052,094
Tatneft ADR[1]	65,641	1,712,574
YUKOS ADR[7]	67,000	1,124,260

		87,280,785

SOUTH AFRICA – 15.96%
African Bank Investments Ltd.	2,355,723	4,190,311
Alexander Forbes Ltd.	2,341,006	3,794,848
Anglo American Platinum Corp. Ltd.[1]	131,768	5,849,757
Anglo American PLC	3,303,868	74,850,448
AngloGold Ashanti Ltd.	266,726	9,416,805
Anglovaal Industries Ltd.	985,472	3,018,783
Barloworld Ltd.	511,308	5,761,217
Bidvest Group Ltd.	603,984	5,430,752
Bidvest Group Ltd. Warrants (Expiring 12/8/06)[2]	18,430	23,535
FirstRand Ltd.[1]	6,953,985	11,168,165
Foschini Ltd.	2,264,666	8,199,579
Gold Fields Ltd.	853,580	10,355,168
Impala Platinum Holdings Ltd.	114,515	9,608,507
Imperial Holdings Ltd.	632,415	7,295,872
Investec Ltd.	212,263	3,795,781
Iscor Ltd.	869,221	6,137,598
JD Group Ltd.	688,336	4,705,245
Liberty Group Ltd.	420,881	3,477,702
Metro Cash & Carry Ltd.[2]	7,879,126	3,077,668

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares	Value
MTN Group Ltd.	2,525,560	$11,572,519
Nampak Ltd.	1,865,169	3,922,985
Naspers Ltd.	948,015	6,973,118
Nedcor Ltd.	762,785	6,418,567
Network Healthcare Holdings Ltd.[2]	4,187,228	3,006,941
New Africa Capital Ltd.	2,144,045	2,464,142
Old Mutual PLC	8,509,629	16,261,781
Pick’n Pay Stores Ltd.	1,109,342	3,199,905
Sanlam Ltd.	6,597,044	8,890,214
Sappi Ltd.	470,484	6,622,294
Sasol Ltd.	1,393,470	23,863,533
Shoprite Holdings Ltd.	2,820,511	4,025,518
Standard Bank Group Ltd.	2,333,466	15,561,699
Steinhoff International Holdings Ltd.	406,802	500,538
Telkom South Africa Ltd.	293,213	3,491,024
Tiger Brands Ltd.	389,260	5,590,724
Tongaat-Hulett Group Ltd.	352,299	2,418,789
Truworths International Ltd.	2,162,757	3,444,165
Woolworths Holdings Ltd.	3,539,496	4,216,819

		312,603,016

SOUTH KOREA – 16.18%
Kookmin Bank ADR[1]	1,204,806	38,493,552
Korea Electric Power Corp. ADR[1]	3,787,300	38,024,492
KT Corp. ADR[1]	1,289,647	22,594,615
POSCO ADR	1,556,060	56,298,251
Samsung Electronics Co. Ltd. GDR[3]	705,523	136,695,081
SK Telecom Co. Ltd. ADR[1]	1,315,162	24,856,562

		316,962,553

TAIWAN – 9.51%
AU Optronics Corp. ADR[1]	1,704,653	21,120,648
Chunghwa Telecom Co. Ltd. ADR[1]	1,964,220	33,509,593
Siliconware Precision Industries Co. ADR[1]	8,691,165	31,288,194
Taiwan Semiconductor Manufacturing Co. Ltd. ADR[1]	7,655,567	57,799,531
United Microelectronics Corp. ADR[1]	11,167,751	42,437,454

		186,155,420

THAILAND – 3.54%
Advanced Info Service PCL	1,871,100	4,200,428
Bangkok Bank PCL	1,749,600	4,158,713
Bangkok Expressway PCL	4,519,800	2,571,891
Banpu PCL	729,000	2,467,923
Charoen Pokphand Foods PCL	28,000	2,555
Electricity Generating PCL	1,613,300	2,788,898
Kasikornbank PCL	3,474,900	4,004,687
Kiatnakin Finance PCL	753,300	551,636
Kim Eng Securities Thailand PCL	259,800	219,879
Krung Thai Bank PCL	1,876,900	365,015
Land and House PCL	6,126,700	1,456,286
National Finance PCL	3,037,500	904,322
National Petrochemical PCL	972,000	2,450,420
PTT Exploration & Production PCL	777,600	5,227,563
PTT PCL	3,990,800	14,372,629
Ratchaburi Electricity Generating Holding PCL	7,997,800	7,344,918
Sahaviriya Steel Industry PCL	3,475,300	2,232,036
Shin Corp. PCL	2,867,400	2,461,214
Siam Cement PCL	729,000	4,235,726
Siam City Cement PCL	145,800	728,125
Siam Makro PCL	3,280,500	3,780,648
Thai Airways International PCL	164,600	211,431
Thai Union Frozen Products PCL	2,916,000	1,680,288
TISCO Finance PCL	607,500	341,308
United Broadcasting Corp. PCL	1,287,900	606,071

		69,364,610

TURKEY – 0.93%
Adana Cimento TAS Class A	354,047,980	1,195,075
Akbank TAS	722,370,497	3,074,936
Akcansa Cimento AS	129,651,500	364,335
Arcelik AS	218,042,250	1,138,431
Dogan Yayin Holding AS	347,996,400	1,249,871
Eregli Demir ve Celik Fabrikalari TAS	516,670,000	1,769,770
Hurriyet Gazetecilik ve Matbaacilik AS	499,681,748	947,187
Trakya Cam Sanayii AS	289,263,921	735,905
Tupras Turkiye Petrol Rafinerileri AS	199,166,000	1,536,632
Turk Sise ve Cam Fabrikalari	1,235,693,164	2,732,748
Turkiye Garanti Bankasi AS	552,970,323	1,811,359
Vestel Elektronik Sanayi ve Ticaret AS	454,234,000	1,646,544
Yapi VE Kredi Bankasi AS	25,410,000	60,842

		18,263,635

42	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
VENEZUELA – 0.22%
Companhia Anonima Nacional Telefonos de Venezuela ADR	215,179	$4,264,848

		4,264,848

TOTAL COMMON STOCKS (Cost: $1,868,020,265)		1,894,833,948

PREFERRED STOCKS – 1.54%

BRAZIL – 1.44%
Petroleo Brasileiro SA ADR	1,013,170	28,257,311

		28,257,311

THAILAND – 0.10%
Siam Commercial Bank PCL	1,628,100	1,876,322

		1,876,322

TOTAL PREFERRED STOCKS (Cost: $28,536,529)		30,133,633

EXCHANGE-TRADED FUNDS – 1.17%
iShares MSCI Malaysia Index Fund[1,4]	850,996	5,488,924
iShares MSCI South Korea Index Fund[1,4]	298,628	7,241,729
iShares MSCI Taiwan Index Fund[1,4]	965,096	10,268,622

TOTAL EXCHANGE-TRADED FUNDS (Cost: $23,268,153)		22,999,275

SHORT-TERM INVESTMENTS – 22.94%

FLOATING RATE NOTES – 5.87%
Beta Finance Inc.
1.45%, 05/04/05[3,5]	$1,944,473	1,944,212
1.52%, 10/12/04[3,5]	1,620,394	1,620,376
1.56%, 09/15/04[3,5]	3,240,788	3,240,776
1.64%, 03/15/05[3,5]	1,620,394	1,621,094
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[5]	2,430,591	2,430,555
1.38%, 11/22/04[5]	810,197	810,211
1.40%, 10/29/04[5]	3,240,788	3,240,775
CC USA Inc.
1.45%, 05/04/05[3,5]	3,240,788	3,240,353
1.61%, 07/29/05[3,5]	3,240,788	3,239,904

Security	Principal	Value
Den Danske Bank NY
1.51%, 08/12/05[5]	$3,240,788	$3,239,869
1.56%, 08/26/05[5]	3,240,788	3,239,832
Depfa Bank PLC
1.27%, 06/15/05[5]	3,240,788	3,240,788
Dorada Finance Inc.
1.61%, 07/29/05[3,5]	2,689,854	2,689,120
Five Finance Inc.
1.42%, 04/29/05[3,5]	2,592,631	2,592,460
Gemini Securitization Corp.
1.53%, 09/09/04[5]	1,620,394	1,619,843
HBOS Treasury Services PLC
1.24%, 04/01/05[5]	2,074,104	2,073,984
1.58%, 04/22/05[5]	3,240,788	3,240,788
K2 USA LLC
1.45%, 06/10/05[3,5]	3,240,788	3,240,482
1.57%, 09/27/04[3,5]	3,500,051	3,500,014
1.61%, 07/25/05[3,5]	1,620,394	1,620,103
Links Finance LLC
1.55%, 04/15/05[3,5]	3,240,788	3,240,387
1.68%, 04/25/05[5]	3,240,788	3,242,154
Nationwide Building Society
1.59%, 07/28/05[5]	3,240,788	3,240,788
1.63%, 12/09/04[3,5]	2,689,854	2,677,797
Nordea Bank PLC
2.11%, 06/07/05[5]	3,240,788	3,240,296
Northern Rock PLC
1.56%, 01/13/05[3,5]	3,078,749	3,078,749
Permanent Financing PLC
1.52%, 03/10/05[5]	3,240,788	3,240,788
1.53%, 12/10/04[5]	1,620,394	1,620,394
1.55%, 06/10/05[5]	1,458,355	1,458,355
Sigma Finance Inc.
1.52%, 10/07/04[5]	3,240,788	3,240,724
1.57%, 11/15/04[5]	3,240,788	3,240,737
1.59%, 09/15/05[5]	2,430,591	2,430,808
Tango Finance Corp.
1.52%, 04/07/05[3,5]	1,189,369	1,189,298
1.56%, 01/18/05[3,5]	1,425,947	1,425,892
1.59%, 07/25/05[3,5]	3,240,788	3,240,497
1.66%, 05/17/05[3,5]	2,689,854	2,689,759
1.70%, 02/25/05[3,5]	1,814,841	1,814,666

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.26%, 10/20/04[5]	$802,743	$801,367
1.48%, 06/15/05[3,5]	1,620,394	1,620,102
1.56%, 09/15/04[3,5]	1,620,394	1,620,382
1.56%, 07/15/05[3,5]	2,430,591	2,430,162
White Pine Finance LLC
1.46%, 07/05/05[5]	1,620,394	1,620,096
1.55%, 04/15/05[3,5]	2,430,591	2,430,290
1.55%, 07/11/05[5]	810,197	810,119
1.56%, 11/15/04[3,5]	1,944,473	1,944,473
1.57%, 06/15/05[3,5]	1,328,723	1,328,723
1.58%, 03/29/05[5]	1,393,539	1,393,359
1.58%, 08/26/05[3,5]	1,620,394	1,620,075
1.68%, 05/20/05[5]	1,458,355	1,458,250

		115,075,026

MONEY MARKET FUNDS – 4.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	53,993,452	53,993,452
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares[4,5]	35,648,671	35,648,671
BlackRock Temp Cash Money Market Fund[5]	1,636,001	1,636,001
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[5]	2,178,453	2,178,453

		93,456,577

COMMERCIAL PAPER – 4.21%
Alpine Securitization Corp.
1.50%, 09/08/04[5]	1,620,394	1,619,921
1.51%, 09/02/04[5]	1,458,355	1,458,294
1.54%, 09/14/04[5]	1,620,394	1,619,493
Amsterdam Funding Corp.
1.49%, 09/08/04[5]	648,158	647,970
1.53%, 09/16/04[5]	1,594,403	1,593,387
1.54%, 09/15/04[5]	1,620,394	1,619,424
1.54%, 09/22/04[5]	810,197	809,469
Barton Capital Corp.
1.53%, 09/08/04[5]	1,620,394	1,619,912
1.53%, 09/09/04[5]	3,784,949	3,783,662

Security	Principal	Value
1.53%, 09/13/04[5]	$2,333,238	$2,332,048
1.53%, 09/14/04[5]	810,197	809,749
1.54%, 09/17/04[5]	972,236	971,572
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[5]	1,620,394	1,619,918
1.53%, 09/15/04[5]	648,158	647,772
Cantabric Finance LLC
1.55%, 09/17/04[5]	648,158	647,711
Corporate Asset Funding
1.42%, 09/03/04[5]	972,236	972,160
CRC Funding LLC
1.42%, 09/03/04[5]	1,620,394	1,620,266
Delaware Funding Corp.
1.50%, 09/09/04[5]	1,620,394	1,619,854
1.53%, 09/10/04[5]	2,592,631	2,591,639
1.53%, 09/20/04[5]	1,101,868	1,100,978
Edison Asset Securitization
1.07%, 09/21/04[5]	1,620,394	1,619,431
1.45%, 11/09/04[5]	3,240,788	3,231,781
1.52%, 09/08/04[5]	3,240,788	3,239,830
1.59%, 12/02/04[5]	3,240,788	3,227,620
Falcon Asset Securitization Corp.
1.48%, 09/03/04[5]	972,236	972,157
1.53%, 09/07/04[5]	1,620,394	1,619,981
1.53%, 09/17/04[5]	972,236	971,575
1.53%, 09/21/04[5]	810,197	809,508
1.53%, 09/22/04[5]	1,620,394	1,618,948
1.54%, 09/14/04[5]	2,430,591	2,429,241
Ford Credit Auto Receivables
1.85%, 01/14/05[5]	1,620,394	1,609,153
GIRO Funding US Corp.
1.54%, 09/09/04[5]	1,620,394	1,619,841
1.55%, 10/15/04[5]	2,125,147	2,121,121
Grampian Funding LLC
1.26%, 10/22/04[5]	3,240,788	3,235,026
1.44%, 10/27/04[5]	3,240,788	3,233,529
1.59%, 11/30/04[5]	1,620,394	1,613,953
Jupiter Securitization Corp.
1.47%, 09/02/04[5]	810,197	810,164
1.53%, 09/20/04[5]	810,197	809,543
1.53%, 09/23/04[5]	1,134,276	1,133,215
1.54%, 09/15/04[5]	1,944,473	1,943,308

44	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Principal	Value
Preferred Receivables Funding Corp.
1.47%, 09/01/04[5]	$2,258,505	$2,258,505
1.51%, 09/08/04[5]	1,296,315	1,295,935
1.52%, 09/09/04[5]	810,197	809,923
1.53%, 09/21/04[5]	1,620,394	1,619,017
Receivables Capital Corp.
1.54%, 09/14/04[5]	972,236	971,696
Scaldis Capital LLC
1.48%, 09/01/04[5]	1,782,434	1,782,434
Sydney Capital Corp.
1.25%, 10/22/04[5]	1,078,534	1,076,624
1.55%, 09/16/04[5]	972,236	971,609
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[5]	1,296,315	1,295,539
1.54%, 09/23/04[5]	810,197	809,435
Windmill Funding Corp.
1.52%, 09/09/04[5]	810,197	809,923
1.52%, 09/10/04[5]	1,134,276	1,133,845

		82,408,609

TIME DEPOSITS – 3.70%
Abbey National Treasury Services PLC
1.25%, 01/06/05[5]	3,240,788	3,240,788
1.33%, 02/10/05[5]	1,620,394	1,620,286
1.39%, 02/02/05[5]	1,620,394	1,620,289
1.39%, 04/08/05[5]	2,268,552	2,268,348
1.40%, 10/25/04[5]	3,240,788	3,240,716
Bank of New York
1.39%, 11/01/04[5]	3,240,788	3,240,734
1.60%, 12/03/04[5]	810,197	810,092
Bank of Nova Scotia
1.13%, 10/06/04[5]	3,240,788	3,240,788
1.24%, 10/07/04[5]	2,430,591	2,430,567
1.42%, 10/29/04[5]	2,430,591	2,430,620
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[5]	3,240,788	3,240,844
1.49%, 08/09/05[5]	3,240,788	3,239,878
1.54%, 06/23/05[5]	3,240,788	3,240,003
1.56%, 06/10/05[5]	1,620,394	1,620,786
Norddeutsche Landesbank
1.59%, 07/27/05[5]	3,240,788	3,239,760
Prudential Funding LLC
1.60%, 12/01/04[5]	1,620,394	1,613,840
SouthTrust Bank
1.55%, 09/01/04[5]	6,481,576	6,481,576
Toronto-Dominion Bank
1.22%, 03/23/05[5]	5,671,379	5,670,827
1.34%, 02/10/05[5]	1,296,315	1,296,229
1.41%, 11/01/04[5]	2,430,591	2,430,551
1.53%, 09/13/04[5]	1,620,394	1,620,394
1.77%, 05/10/05[5]	1,620,394	1,620,284
1.90%, 05/11/05[5]	1,620,394	1,620,283
UBS Finance (Delaware)
1.10%, 09/08/04[5]	3,240,788	3,240,095
1.11%, 12/17/04[5]	4,861,182	4,845,145
1.14%, 09/29/04[5]	3,240,788	3,237,927

		72,401,650

REPURCHASE AGREEMENTS – 3.27%
Banc of America Securities LLC
1.59%, 09/01/04[5],6	9,722,365	9,722,365
Bank of America, N.A.
1.59%, 09/01/04[5],[6]	18,634,532	18,634,532
Goldman Sachs & Co.
1.59%, 09/01/04[5,6]	16,203,941	16,203,941
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[5,6]	3,240,788	3,240,788
1.59%, 09/01/04[5,6]	16,203,941	16,203,941

		64,005,567

U.S. GOVERNMENT AGENCY NOTES – 0.60%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[5]	2,268,552	2,273,042
1.80%, 01/18/05[5]	1,506,967	1,496,493
1.80%, 01/19/05[5]	1,620,394	1,609,051
2.06%, 05/31/05[5]	1,615,630	1,590,484
Federal National Mortgage Association 2.33%, 07/22/05[5]	4,861,182	4,759,462

		11,728,532

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2004

Security	Principal	Value
MEDIUM-TERM NOTES – 0.52%
CC USA Inc.
1.29%, 04/15/05[3,5]	$3,240,788	$3,240,588
1.51%, 02/15/05[3,5]	2,106,512	2,108,010
Dorada Finance Inc.
1.48%, 01/18/05[3,5]	2,430,591	2,430,545
K2 USA LLC
1.46%, 01/12/05[3,5]	1,620,394	1,620,336
WhistleJacket Capital LLC
1.32%, 02/04/05[3,5]	810,197	810,128

		10,209,607

TOTAL SHORT-TERM INVESTMENTS (Cost: $449,285,568)		449,285,568

TOTAL INVESTMENTS IN SECURITIES – 122.40% (Cost $2,369,110,515)		2,397,252,424
Other Assets, Less Liabilities – (22.40%)		(438,656,074)

NET ASSETS – 100.00%		$1,958,596,350

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[5]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.
[7]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

SECTOR DIVERSIFICATION

Sectors	% of Net Assets	Value
Communications	16.76%	$328,338,755
Basic Materials	15.83	310,008,888
Financial	15.82	309,793,561
Energy	12.63	247,414,073
Industrial	10.62	207,981,415
Technology	9.97	195,200,876
Consumer Non-Cyclical	5.89	115,403,503
Consumer Cyclical	4.30	84,246,151
Utilities	4.04	79,054,467
Diversified	2.43	47,525,892
Exchange-Traded Funds	1.17	22,999,275
Short-Term and Other Net Assets	0.54	10,629,494

TOTAL	100.00%	$1,958,596,350

See notes to financial statements.

46	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.72%

AIRLINES – 1.29%
Cathay Pacific Airways Ltd.	3,300,000	$5,796,191

		5,796,191

APPAREL – 0.89%
Yue Yuen Industrial Holdings Ltd.[1]	1,650,000	3,976,949

		3,976,949

BANKS – 15.48%
Bank of East Asia Ltd.	4,290,100	11,770,350
BOC Hong Kong Holdings Ltd.[1]	11,825,000	21,224,495
Hang Seng Bank Ltd.	2,750,000	36,666,902

		69,661,747

CHEMICALS – 0.46%
Kingboard Chemical Holdings Co. Ltd.	1,108,000	2,081,065

		2,081,065

DISTRIBUTION & WHOLESALE – 4.22%
Esprit Holdings Ltd.	2,477,000	11,940,487
Li & Fung Ltd.	5,500,000	7,051,327

		18,991,814

DIVERSIFIED FINANCIAL SERVICES – 1.60%
Hong Kong Exchanges & Clearing Ltd.[1]	3,300,000	7,213,508

		7,213,508

ELECTRIC – 12.14%
CLP Holdings Ltd.	6,050,200	34,982,791
Hongkong Electric Holdings Ltd.	4,400,000	19,630,895

		54,613,686

ELECTRICAL COMPONENTS & EQUIPMENT – 1.05%
Johnson Electric Holdings Ltd.	4,675,000	4,734,966

		4,734,966

ENGINEERING & CONSTRUCTION – 2.52%
Cheung Kong Infrastructure Holdings Ltd.	1,650,000	4,093,296
New World Development Co. Ltd.	7,700,800	7,256,570

		11,349,866

GAS – 4.63%
Hong Kong & China Gas Co. Ltd.	11,550,663	20,806,135

		20,806,135

HAND & MACHINE TOOLS – 0.96%
Techtronic Industries Co. Ltd.[1]	2,750,000	4,336,566

		4,336,566

HOLDING COMPANIES – DIVERSIFIED – 21.03%
Hutchison Whampoa Ltd.	7,700,800	60,471,413
Swire Pacific Ltd. Class A	3,025,000	21,427,221
Wharf Holdings Ltd. (The)	3,850,000	12,710,017

		94,608,651

LODGING – 0.68%
Shangri-La Asia Ltd.[1]	3,300,000	3,067,327

		3,067,327

MEDIA – 1.29%
SCMP Group Ltd.	3,300,000	1,248,085
Television Broadcasts Ltd.	1,100,000	4,555,157

		5,803,242

REAL ESTATE – 25.68%
Cheung Kong Holdings Ltd.	4,950,000	42,678,158
Hang Lung Properties Ltd.[1]	4,400,000	6,402,605
Henderson Land Development Co. Ltd.[1]	2,200,000	10,746,223
Hopewell Holdings Ltd.	2,200,000	4,766,697
Hysan Development Co. Ltd.	2,200,000	3,807,717
Kerry Properties Ltd.	1,650,000	2,982,711
Sino Land Co. Ltd.[1]	4,400,000	3,271,816
Sun Hung Kai Properties Ltd.	4,400,000	40,897,698

		115,553,625

RETAIL – 0.69%
Giordano International Ltd.	5,500,000	3,084,956

		3,084,956

SEMICONDUCTORS – 0.41%
ASM Pacific Technology Ltd.[1]	550,000	1,836,870

		1,836,870

TELECOMMUNICATIONS – 1.98%
PCCW Ltd.[1,2]	11,554,576	7,703,100
SmarTone Telecommunications Holdings Ltd.	1,102,000	1,200,905

		8,904,005

TEXTILES – 0.42%
Texwinca Holdings Ltd.[1]	2,200,000	1,889,756

		1,889,756

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
TRANSPORTATION – 2.30%
MTR Corp. Ltd.[1]	4,400,083	$6,741,196
Orient Overseas International Ltd.[1]	1,100,000	3,603,228

		10,344,424

TOTAL COMMON STOCKS (COST: $412,484,746)		448,655,349

SHORT-TERM INVESTMENTS – 12.81%

FLOATING RATE NOTES – 3.31%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$251,670	251,637
1.52%, 10/12/04[3,4]	209,725	209,723
1.56%, 09/15/04[3,4]	419,451	419,449
1.64%, 03/15/05[3,4]	209,725	209,816
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	314,588	314,583
1.38%, 11/22/04[3]	104,863	104,865
1.40%, 10/29/04[3]	419,451	419,449
CC USA Inc.
1.45%, 05/04/05[3,4]	419,451	419,395
1.61%, 07/29/05[3,4]	419,451	419,336
Den Danske Bank NY
1.51%, 08/12/05[3]	419,451	419,332
1.56%, 08/26/05[3]	419,451	419,327
Depfa Bank PLC
1.27%, 06/15/05[3]	419,451	419,451
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	348,144	348,049
Five Finance Inc.
1.42%, 04/29/05[3,4]	335,561	335,539
Gemini Securitization Corp.
1.53%, 09/09/04[3]	209,725	209,655
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	268,449	268,433
1.58%, 04/22/05[3]	419,451	419,451
K2 USA LLC
1.45%, 06/10/05[3,4]	419,451	419,411
1.57%, 09/27/04[3,4]	453,007	453,002
1.61%, 07/25/05[3,4]	209,725	209,688

Security	Principal	Value
Links Finance LLC
1.55%, 04/15/05[3,4]	$419,451	$419,399
1.68%, 04/25/05[3]	419,451	419,628
Nationwide Building Society
1.59%, 07/28/05[3]	419,451	419,451
1.63%, 12/09/04[3,4]	348,144	346,584
Nordea Bank PLC
2.11%, 06/07/05[3]	419,451	419,387
Northern Rock PLC
1.56%, 01/13/05[3,4]	398,478	398,478
Permanent Financing PLC
1.52%, 03/10/05[3]	419,451	419,451
1.53%, 12/10/04[3]	209,725	209,725
1.55%, 06/10/05[3]	188,753	188,753
Sigma Finance Inc.
1.52%, 10/07/04[3]	419,451	419,443
1.57%, 11/15/04[3]	419,451	419,444
1.59%, 09/15/05[3]	314,588	314,616
Tango Finance Corp.
1.52%, 04/07/05[3,4]	153,938	153,929
1.56%, 01/18/05[3,4]	184,558	184,551
1.59%, 07/25/05[3,4]	419,451	419,413
1.66%, 05/17/05[3,4]	348,144	348,132
1.70%, 02/25/05[3,4]	234,892	234,870
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	103,898	103,720
1.48%, 06/15/05[3,4]	209,725	209,688
1.56%, 09/15/04[3,4]	209,725	209,724
1.56%, 07/15/05[3,4]	314,588	314,533
White Pine Finance LLC
1.46%, 07/05/05[3]	209,725	209,687
1.55%, 04/15/05[3,4]	314,588	314,549
1.55%, 07/11/05[3]	104,863	104,853
1.56%, 11/15/04[3,4]	251,670	251,670
1.57%, 06/15/05[3,4]	171,975	171,975
1.58%, 03/29/05[3]	180,364	180,341
1.58%, 08/26/05[3,4]	209,725	209,684
1.68%, 05/20/05[3]	188,753	188,739

		14,894,008

48	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 2.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	6,498,491	$6,498,491
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	4,613,959	4,613,959
BlackRock Temp Cash Money Market Fund[3]	211,745	211,745
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	281,954	281,954

		11,606,149

COMMERCIAL PAPER – 2.37%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$209,725	209,664
1.51%, 09/02/04[3]	188,753	188,745
1.54%, 09/14/04[3]	209,725	209,609
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	83,890	83,866
1.53%, 09/16/04[3]	206,361	206,230
1.54%, 09/15/04[3]	209,725	209,600
1.54%, 09/22/04[3]	104,863	104,769
Barton Capital Corp.
1.53%, 09/08/04[3]	209,725	209,663
1.53%, 09/09/04[3]	489,881	489,714
1.53%, 09/13/04[3]	301,988	301,834
1.53%, 09/14/04[3]	104,863	104,805
1.54%, 09/17/04[3]	125,835	125,749
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	209,725	209,664
1.53%, 09/15/04[3]	83,890	83,840
Cantabric Finance LLC
1.55%, 09/17/04[3]	83,890	83,832
Corporate Asset Funding
1.42%, 09/03/04[3]	125,835	125,826
CRC Funding LLC
1.42%, 09/03/04[3]	209,725	209,709

Security	Principal	Value
Delaware Funding Corp.
1.50%, 09/09/04[3]	$209,725	$209,656
1.53%, 09/10/04[3]	335,561	335,433
1.53%, 09/20/04[3]	142,613	142,498
Edison Asset Securitization
1.07%, 09/21/04[3]	209,725	209,601
1.45%, 11/09/04[3]	419,451	418,286
1.52%, 09/08/04[3]	419,451	419,327
1.59%, 12/02/04[3]	419,451	417,746
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	125,835	125,825
1.53%, 09/07/04[3]	209,725	209,672
1.53%, 09/17/04[3]	125,835	125,750
1.53%, 09/21/04[3]	104,863	104,774
1.53%, 09/22/04[3]	209,725	209,538
1.54%, 09/14/04[3]	314,588	314,413
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	209,725	208,270
GIRO Funding US Corp.
1.54%, 09/09/04[3]	209,725	209,654
1.55%, 10/15/04[3]	275,055	274,534
Grampian Funding LLC
1.26%, 10/22/04[3]	419,451	418,705
1.44%, 10/27/04[3]	419,451	418,511
1.59%, 11/30/04[3]	209,725	208,892
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	104,863	104,858
1.53%, 09/20/04[3]	104,863	104,778
1.53%, 09/23/04[3]	146,808	146,671
1.54%, 09/15/04[3]	251,670	251,520
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	292,315	292,315
1.51%, 09/08/04[3]	167,780	167,731
1.52%, 09/09/04[3]	104,863	104,827
1.53%, 09/21/04[3]	209,725	209,547
Receivables Capital Corp.
1.54%, 09/14/04[3]	125,835	125,765
Scaldis Capital LLC
1.48%, 09/01/04[3]	230,698	230,698

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2004

Security	Principal	Value
Sydney Capital Corp.
1.25%, 10/22/04[3]	$139,593	$139,346
1.55%, 09/16/04[3]	125,835	125,754
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	167,780	167,680
1.54%, 09/23/04[3]	104,863	104,764
Windmill Funding Corp.
1.52%, 09/09/04[3]	104,863	104,827
1.52%, 09/10/04[3]	146,808	146,753

		10,666,038

TIME DEPOSITS – 2.08%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	419,451	419,451
1.33%, 02/10/05[3]	209,725	209,704
1.39%, 02/02/05[3]	209,725	209,712
1.39%, 04/08/05[3]	293,616	293,589
1.40%, 10/25/04[3]	419,451	419,442
Bank of New York
1.39%, 11/01/04[3]	419,451	419,444
1.60%, 12/03/04[3]	104,863	104,849
Bank of Nova Scotia
1.13%, 10/06/04[3]	419,451	419,451
1.24%, 10/07/04[3]	314,588	314,585
1.42%, 10/29/04[3]	314,588	314,592
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	419,451	419,458
1.49%, 08/09/05[3]	419,451	419,333
1.54%, 06/23/05[3]	419,451	419,349
1.56%, 06/10/05[3]	209,725	209,776
Norddeutsche Landesbank
1.59%, 07/27/05[3]	419,451	419,318
Prudential Funding LLC
1.60%, 12/01/04[3]	209,725	208,877
SouthTrust Bank
1.55%, 09/01/04[3]	838,902	838,902
Toronto-Dominion Bank
1.22%, 03/23/05[3]	734,039	733,968
1.34%, 02/10/05[3]	167,780	167,769
1.41%, 11/01/04[3]	314,588	314,583
1.53%, 09/13/04[3]	209,725	209,725
1.77%, 05/10/05[3]	209,725	209,711
1.90%, 05/11/05[3]	209,725	209,712
UBS Finance (Delaware)
1.10%, 09/08/04[3]	419,451	419,361
1.11%, 12/17/04[3]	629,176	627,100
1.14%, 09/29/04[3]	419,451	419,081

		9,370,842

REPURCHASE AGREEMENTS – 1.84%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	1,258,352	1,258,352
Bank of America, N.A.
1.59%, 09/01/04[3,6]	2,411,842	2,411,842
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	2,097,254	2,097,254
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	419,451	419,451
1.59%, 09/01/04[3,6]	2,097,254	2,097,254

		8,284,153

U.S. GOVERNMENT AGENCY NOTES – 0.34%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	293,616	294,197
1.80%, 01/18/05[3]	195,045	193,689
1.80%, 01/19/05[3]	209,725	208,257
2.06%, 05/31/05[3]	209,109	205,854
Federal National Mortgage Association
2.33%, 07/22/05[3]	629,176	616,011

		1,518,008

50	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2004

Security	Principal	Value
MEDIUM-TERM NOTES – 0.29%
CC USA Inc.
1.29%, 04/15/05[3,4]	$419,451	$419,425
1.51%, 02/15/05[3,4]	272,643	272,837
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	314,588	314,582
K2 USA LLC
1.46%, 01/12/05[3,4]	209,725	209,718
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	104,863	104,854

		1,321,416

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,660,614)		57,660,614

TOTAL INVESTMENTS IN SECURITIES – 112.53% (Cost: $470,145,360)		506,315,963
Other Assets, Less Liabilities – (12.53%)		(56,393,170)

NET ASSETS - 100.00%		$449,922,793

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	42.76%	$192,428,880
Diversified	21.03	94,608,651
Utilities	16.77	75,419,821
Consumer Cyclical	8.19	36,806,993
Industrial	6.83	30,765,822
Communications	3.27	14,707,247
Basic Materials	0.46	2,081,065
Technology	0.41	1,836,870
Short-Term and Other Net Assets	0.28	1,267,444

TOTAL	100.00%	$449,922,793

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.83%

AGRICULTURE – 9.54%
British American Tobacco (Malaysia) Bhd	639,800	$8,544,697
Golden Hope Plantations Bhd	1,508,100	1,389,039
Highlands & Lowlands Bhd	868,300	822,600
IOI Corp. Bhd	3,610,300	8,218,183
Kuala Lumpur Kepong Bhd	1,416,700	2,423,303

		21,397,822

AIRLINES – 0.72%
Malaysian Airline System Bhd[1]	1,416,700	1,603,108

		1,603,108

AUTO MANUFACTURERS – 2.56%
DRB-Hicom Bhd	2,239,300	1,213,936
Oriental Holdings Bhd	868,700	946,426
Proton Holdings Bhd[1]	1,416,700	2,889,322
Tan Chong Motor Holdings Bhd	1,919,400	691,994

		5,741,678

AUTO PARTS & EQUIPMENT – 0.60%
UMW Holdings Bhd	1,051,100	1,355,366

		1,355,366

BANKS – 24.85%
AMMB Holdings Bhd	5,164,100	4,457,435
CIMB Bhd	959,700	1,262,763
Commerce Asset Holdings Bhd	8,226,000	9,957,789
Hong Leong Bank Bhd	2,650,600	3,473,681
Malayan Banking Bhd	9,094,300	24,889,663
Public Bank Bhd	5,529,700	9,895,253
RHB Capital Bhd	3,518,900	1,777,971

		55,714,555

BEVERAGES – 0.47%
Guinness Anchor Bhd	776,900	1,042,682

		1,042,682

BUILDING MATERIALS – 2.65%
Jaya Tiasa Holdings Bhd	411,300	430,783
Malayan Cement Bhd	6,489,400	1,374,728
OYL Industries Bhd	411,433	3,870,718
WTK Holdings Bhd	182,800	254,958

		5,931,187

CHEMICALS – 0.52%
Malaysian Oxygen Bhd	365,600	1,173,768

		1,173,768

COMMERCIAL SERVICE – 2.06%
PLUS Expressways Bhd	7,037,800	4,611,611

		4,611,611

DIVERSIFIED FINANCIAL SERVICES – 1.19%
Hong Leong Credit Bhd	1,188,600	1,313,716
OSK Holdings Bhd	1,462,400	615,747
TA Enterprise Bhd	3,747,400	739,618

		2,669,081

ELECTRIC – 7.44%
Malakoff Bhd	2,924,800	4,849,010
Tenaga Nasional Bhd	4,387,200	11,545,263
TIME Engineering Bhd[1]	1,553,800	294,404

		16,688,677

ELECTRONIC – 0.24%
Hong Leong Industries Bhd	502,700	539,741
Hume Industries Bhd	667	790

		540,531

ENGINEERING & CONSTRUCTION – 6.30%
Gamuda Bhd	3,061,900	4,149,680
IJM Corp. Bhd	1,659,300	2,095,958
Malaysia Airports Holdings Bhd	1,553,800	547,919
Malaysian Resources Corp. Bhd[1]	2,793,200	529,238
MMC Corp. Bhd	1,599,500	795,541
Road Builder (Malaysia) Holdings Bhd	2,194,100	1,379,973
Transmile Group Bhd	594,100	1,094,395
YTL Corp. Bhd	2,925,420	3,541,298

		14,134,002

ENTERTAINMENT – 7.05%
Berjaya Sports Toto Bhd	2,924,800	2,647,714
Magnum Corp. Bhd	4,844,200	3,059,495
Resorts World Bhd	2,787,700	6,492,407
Tanjong PLC	1,096,800	3,607,895

		15,807,511

ENVIRONMENTAL CONTROL – 0.21%
Puncak Niaga Holding Bhd[1]	776,900	468,184

		468,184

52	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2004

Security	Shares	Value
FOOD – 1.81%
Nestle (Malaysia) Bhd	411,300	$2,446,153
PPB Group Bhd	960,033	1,616,898

		4,063,051

GAS – 1.87%
Petronas Gas Bhd	2,239,300	4,183,955

		4,183,955

HOLDING COMPANIES – DIVERSIFIED – 5.01%
Mulpha International Bhd[1]	4,707,100	798,968
Multi-Purpose Holdings Bhd[1]	3,199,000	883,934
Sime Darby Bhd	6,535,100	9,544,685

		11,227,587

INSURANCE – 0.31%
MAA Holdings Bhd	548,400	692,716

		692,716

LODGING – 3.67%
Genting Bhd	1,965,100	8,222,392

		8,222,392

MEDIA – 2.77%
Astro All Asia Networks PLC[1]	3,245,600	3,826,392
New Straits Times Press Bhd[1]	685,500	681,892
Star Publications (Malaysia) Bhd	1,005,400	1,706,534

		6,214,818

OIL & GAS – 0.57%
Petronas Dagangan Bhd	685,500	1,280,803

		1,280,803

REAL ESTATE – 2.55%
Bandar Raya Developments Bhd	1,188,200	619,115
IGB Corp. Bhd	3,336,100	1,053,505
IOI Properties Bhd	365,750	745,937
MK Land Holdings Bhd	1,645,200	995,779
SP Setia Bhd	2,422,600	2,295,095

		5,709,431

RETAIL – 0.31%
Courts Mammoth Bhd	731,200	375,221
Edaran Otomobil Nasional Bhd	411,300	324,711

		699,932

SEMICONDUCTORS – 1.12%
Malaysian Pacific Industries Bhd	457,000	1,707,737
Unisem (Malaysia) Bhd	457,000	811,776

		2,519,513

TELECOMMUNICATIONS – 9.28%
Maxis Communications Bhd	3,473,200	7,814,700
Telekom Malaysia Bhd	4,661,400	13,002,853

		20,817,553

TRANSPORTATION – 4.16%
Malaysia International Shipping Corp. Bhd	2,604,900	8,568,750
Malaysian Bulk Carriers Bhd	1,325,300	756,816

		9,325,566

TOTAL COMMON STOCKS (Cost: $183,174,054)		223,837,080

SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	393,844	393,844

		393,844

TOTAL SHORT-TERM INVESTMENTS (Cost: $393,844)		393,844

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $183,567,898)		224,230,924

Other Assets, Less Liabilities – (0.01%)		(12,811)

NET ASSETS – 100.00%		$224,218,113

[1]	Non-income earning security.
[2]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	28.89%	$64,785,783
Consumer Cyclical	14.91	33,429,987
Consumer Non-Cyclical	13.88	31,115,166
Industrial	13.56	30,399,470
Communications	12.06	27,032,371
Utilities	9.31	20,872,632
Diversified	5.01	11,227,587
Technology	1.12	2,519,513
Energy	0.57	1,280,803
Basic Materials	0.52	1,173,768
Short-Term and Other Net Assets	0.17	381,033

TOTAL	100.00%	$224,218,113

See notes to financial statements.

54	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

BEVERAGES – 10.26%
Coca-Cola Femsa SA de CV ADR[1]	95,073	$1,937,588
Fomento Economico Mexicano SA de CV Class UBD	1,407,000	6,084,992
Grupo Continental SA	675,494	1,034,703
Grupo Modelo SA de CV Series C	1,778,381	4,243,873

		13,301,156

BUILDING MATERIALS – 9.20%
Cemex SA de CV Series CPO	2,100,651	11,922,539

		11,922,539

DIVERSIFIED FINANCIAL SERVICES – 2.18%
Grupo Financiero Banorte SA de CV Series O	716,900	2,823,398

		2,823,398

ENGINEERING & CONSTRUCTION – 1.16%
Grupo Aeroportuario del Sureste SA de CV ADR	70,685	1,498,522

		1,498,522

ENTERTAINMENT – 1.77%
Corporaion Interamericana de Entretenimiento SA de CV Class B1	1,109,654	2,300,104

		2,300,104

FOOD – 1.90%
Grupo Bimbo SA Series A	1,127,744	2,459,434

		2,459,434

FOREST PRODUCTS & PAPER – 3.83%
Kimberly-Clark de Mexico SA de CV Class A	1,807,459	4,968,905

		4,968,905

HOLDING COMPANIES – DIVERSIFIED – 6.08%
Alfa SA de CV Class A	670,670	2,198,947
Grupo Carso SA de CV Series A1	1,241,979	5,688,745

		7,887,692

HOME BUILDERS – 0.72%
Corporacion GEO SA de CV Series B1	719,647	937,365

		937,365

HOUSEWARES – 0.63%
Vitro SA de CV Series A	933,444	819,853

		819,853

MEDIA – 6.79%
Grupo Televisa SA Series CPO	2,672,429	6,431,387
TV Azteca SA de CV Series CPO[1]	4,093,700	2,365,864

		8,797,251

METAL FABRICATE & HARDWARE – 0.00%
Hylsamex SA de CV Class B1	1	2

		2

MINING – 3.06%
Grupo Mexico SA de CV Series B1	717,883	2,561,818
Industrias Penoles SA de CV Series CP	341,700	1,402,154

		3,963,972

REAL ESTATE – 1.65%
Consorcio Ara SA de CV1	799,846	2,142,664

		2,142,664

RETAIL – 8.38%
Controladora Comercial Mexicana SA de CV	1,427,100	1,559,275
Grupo Sanborns SA Series B1[1]	673,417	1,129,706
Organizacion Soriana SA de CV Series B	607,154	1,783,253
Wal-Mart de Mexico SA de CV Series V	2,011,474	6,390,147

		10,862,381

TELECOMMUNICATIONS – 42.32%
America Movil SA de CV Series L	15,302,800	26,276,381
America Telecom SA de CV Series A1[1]	1,301,688	2,435,199
Carso Global Telecom SA de CV Class A1[1]	2,357,127	3,453,241
Telefonos de Mexico SA de CV Series L	13,969,500	22,686,404

		54,851,225

TOTAL COMMON STOCKS (Cost: $137,325,177)		129,536,463

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INDEX FUND

August 31, 2004

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	85,281	$85,281

		85,281

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,281)		85,281

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $137,410,458)		129,621,744

Other Assets, Less Liabilities – 0.00%		1,035

NET ASSETS – 100.00%		$129,622,779

ADR – American Depositary Receipts

[1]	Non-income earning security.
[2]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Communications	49.10%	$63,648,476
Consumer Non-Cyclical	12.16	15,760,590
Consumer Cyclical	11.51	14,919,703
Industrial	10.35	13,421,063
Basic Materials	6.89	8,932,877
Diversified	6.09	7,887,692
Financial	3.83	4,966,062
Short-Term and Other Net Assets	0.07	86,316

TOTAL	100.00%	$129,622,779

See notes to financial statements.

56	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 95.89%

AUSTRALIA – 60.36%
Alumina Ltd.	1,238,056	$4,747,195
Amcor Ltd.	930,262	4,815,110
AMP Ltd.	1,974,067	8,712,421
Ansell Ltd.[1]	195,570	1,166,960
Aristocrat Leisure Ltd.[1]	311,320	1,545,466
Australia & New Zealand Banking Group Ltd.	1,941,450	25,157,023
Australian Gas Light Co. Ltd.	485,470	4,562,863
Australian Stock Exchange Ltd.	116,616	1,282,988
AXA Asia Pacific Holdings Ltd.	707,952	1,929,692
BHP Billiton Ltd.	4,031,594	37,379,930
BHP Steel Ltd.	807,282	4,474,988
Boral Ltd.	631,240	3,129,166
Brambles Industries Ltd.[1]	1,033,902	4,928,107
Centro Properties Group	671,488	2,152,737
Coca-Cola Amatil Ltd.[1]	498,542	2,548,809
Cochlear Ltd.[1]	53,062	720,543
Coles Myer Ltd.	1,197,034	7,590,664
Commonwealth Bank of Australia	1,354,758	28,891,203
Commonwealth Property Office Fund	1,538,196	1,314,298
Computershare Ltd.	458,638	1,152,967
CSL Ltd.	209,926	3,831,985
CSR Ltd.[1]	1,058,402	1,718,998
Deutsche Office Trust	1,359,144	1,142,114
Foster’s Group Ltd.	2,184,572	7,204,108
Futuris Corp. Ltd.[1]	607,762	768,216
Gandel Retail Trust	1,491,243	1,590,092
General Property Trust	2,151,548	5,393,570
Harvey Norman Holdings Ltd.	615,158	1,281,462
Iluka Resources Ltd.	280,360	920,589
ING Industrial Fund	697,030	959,805
Insurance Australia Group Ltd.	1,733,674	6,219,108
Investa Property Group[1]	1,437,513	2,020,049
John Fairfax Holdings Ltd.	935,078	2,522,366
Leighton Holdings Ltd.[1]	146,200	1,011,744
Lend Lease Corp Ltd.	413,832	3,255,414
Lion Nathan Ltd.	299,624	1,502,214
Macquarie Bank Ltd.	231,856	5,550,281
Macquarie Goodman Industrial Trust	1,684,310	2,128,982
Macquarie Infrastructure Group	2,109,752	5,288,795
Mayne Group Ltd.	728,764	2,094,490
Mirvac Group	763,336	2,436,414
National Australia Bank Ltd.	1,617,918	30,447,433
Newcrest Mining Ltd.	357,502	3,761,506
News Corp. Ltd. (The)[1]	1,469,482	11,445,552
OneSteel Ltd.[1]	581,446	1,190,705
Orica Ltd.	300,140	3,433,491
Origin Energy Ltd.	714,144	2,975,327
Pacific Brands Ltd.	539,564	1,063,027
PaperlinX Ltd.	466,550	1,739,519
Patrick Corp. Ltd.[1]	518,838	1,934,473
Perpetual Trustees Australia Ltd.[1]	38,270	1,243,121
Publishing & Broadcasting Ltd.[1]	134,762	1,298,012
QBE Insurance Group Ltd.[1]	722,572	6,454,589
Rinker Group Ltd.	1,039,310	6,385,006
Rio Tinto Ltd.[1]	337,464	8,590,722
Santos Ltd.	630,122	2,936,740
Sonic Healthcare Ltd.	256,022	1,690,386
Southcorp Ltd.[2]	688,517	1,667,653
Stockland Trust Group	1,359,321	5,384,952
Suncorp-Metway Ltd.[1]	582,908	6,133,145
TABCORP Holdings Ltd.[1]	550,383	5,841,454
Telstra Corp. Ltd.[1]	2,340,576	7,933,429
Toll Holdings Ltd.	250,862	1,939,751
Transurban Group	538,360	2,128,912
Wesfarmers Ltd.	406,694	8,632,840
Westfield Group[1,2]	1,534,378	16,718,421
Westpac Banking Corp. Ltd.	1,895,612	22,555,181
WMC Resources Ltd.	1,222,748	4,248,142
Woodside Petroleum Ltd.[1]	506,368	6,450,595
Woolworths Ltd.	1,102,176	9,845,515

		393,113,525

HONG KONG – 21.75%
ASM Pacific Technology Ltd.[1]	172,000	574,440
Bank of East Asia Ltd.	1,444,800	3,963,964
BOC Hong Kong Holdings Ltd.[1]	3,956,000	7,100,558
Cathay Pacific Airways Ltd.	1,118,000	1,963,679
Cheung Kong Holdings Ltd.	1,634,000	14,088,103
Cheung Kong Infrastructure Holdings Ltd.	516,000	1,280,085
CLP Holdings Ltd.	1,935,000	11,188,341

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
Esprit Holdings Ltd.	774,000	$3,731,101
Giordano International Ltd.	1,548,000	868,275
Hang Lung Properties Ltd.[1]	1,290,500	1,877,855
Hang Seng Bank Ltd.	825,600	11,008,071
Henderson Land Development Co. Ltd.[1]	774,000	3,780,717
Hong Kong & China Gas Co. Ltd.	3,956,600	7,126,998
Hong Kong Exchanges & Clearing Ltd.[1]	1,204,000	2,631,837
Hongkong Electric Holdings Ltd.	1,505,000	6,714,658
Hopewell Holdings Ltd.	688,000	1,490,676
Hutchison Whampoa Ltd.	2,322,000	18,233,771
Hysan Development Co. Ltd.	688,000	1,190,777
Johnson Electric Holdings Ltd.	1,505,000	1,524,305
Kerry Properties Ltd.	516,000	932,775
Kingboard Chemical Holdings Co. Ltd.	516,000	969,160
MTR Corp. Ltd.	1,419,000	2,173,995
New World Development Co. Ltd.	2,408,799	2,269,844
Orient Overseas International Ltd.[1]	344,000	1,126,828
PCCW Ltd.[2]	3,784,600	2,523,083
SCMP Group Ltd.	1,376,000	520,414
Shangri-La Asia Ltd.[1]	1,204,000	1,119,110
Sino Land Co. Ltd.[1]	1,204,000	895,288
SmarTone Telecommunications Holdings Ltd.	301,000	328,015
Sun Hung Kai Properties Ltd.	1,376,000	12,789,826
Swire Pacific Ltd. Class A	989,000	7,005,461
Techtronic Industries Co. Ltd.[1]	1,032,000	1,627,395
Television Broadcasts Ltd.	258,000	1,068,392
Texwinca Holdings Ltd.	688,000	590,978
Wharf Holdings Ltd. (The)	1,290,000	4,258,681
Yue Yuen Industrial Holdings Ltd.	473,000	1,140,059

		141,677,515

NEW ZEALAND – 2.85%
Auckland International Airport Ltd.	266,869	1,290,532
Carter Holt Harvey Ltd.	675,315	1,090,046
Contact Energy Ltd.[1]	328,606	1,250,566
Fisher & Paykel Appliances Holdings Ltd.[1]	272,706	751,531
Fisher & Paykel Healthcare Corp. Ltd.[1]	104,232	919,870
Fletcher Building Ltd.[1]	448,748	1,516,397
Independent Newspapers Ltd.	130,509	423,884
NGC Holdings Ltd.	144,449	290,028
Sky City Entertainment Group Ltd.[1]	465,432	1,383,431
Sky Network Television Ltd.[1,2]	102,168	357,981
Telecom Corp. of New Zealand Ltd.[1]	2,067,182	7,758,502
Tenon Ltd.[2]	87,418	114,145
Tower Ltd.[2]	474,850	576,410
Warehouse Group Ltd. (The)	154,284	466,686
Waste Management NZ Ltd.	111,886	367,070

		18,557,079

SINGAPORE – 10.93%
Allgreen Properties Ltd.	516,000	319,402
Ascendas Real Estate Investment Trust	688,000	602,645
Capitaland Ltd.[1]	1,131,000	1,050,127
CapitaMall Trust	602,000	590,592
Chartered Semiconductor Manufacturing Ltd.[1,2]	946,000	602,143
City Developments Ltd.	516,000	1,913,399
ComfortDelGro Corp. Ltd.	1,806,000	1,328,833
Creative Technology Ltd.[1]	64,500	689,276
DBS Group Holdings Ltd.	1,204,000	10,968,145
Fraser & Neave Ltd.	172,830	1,412,958
Haw Par Corp. Ltd.	86,397	252,261
Jardine Cycle & Carriage Ltd.	86,000	349,032
Keppel Corp. Ltd.[1]	602,000	2,495,956
Keppel Land Ltd.[1]	430,000	451,984
Neptune Orient Lines Ltd.	1,118,000	1,841,082
Oversea-Chinese Banking Corp. Ltd.	1,118,000	8,683,115
Overseas Union Enterprise Ltd.	86,000	361,587
Parkway Holdings Ltd.	516,000	385,693
SembCorp Industries Ltd.	1,032,000	789,465
SembCorp Logistics Ltd.	344,000	437,922
SembCorp Marine Ltd.	602,000	358,574
Singapore Airlines Ltd.	602,000	3,902,129
Singapore Exchange Ltd.	860,000	893,924
Singapore Land Ltd.	172,000	435,913
Singapore Post Ltd.	1,376,000	630,769
Singapore Press Holdings Ltd.	1,720,500	4,340,308
Singapore Technologies Engineering Ltd.	1,462,000	1,792,870

58	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
Singapore Telecommunications Ltd.	6,708,000	$8,970,376
SMRT Corp. Ltd.	860,000	349,032
STATS ChipPAC Ltd.[1,2]	1,032,000	680,989
United Overseas Bank Ltd.	1,290,000	10,018,979
United Overseas Land Ltd.	344,000	445,958
Venture Corp. Ltd.	258,000	2,561,243
Wing Tai Holdings Ltd.	516,333	269,857

		71,176,538

TOTAL COMMON STOCKS (Cost: $558,807,693)		624,524,657

PREFERRED STOCKS – 3.33%

AUSTRALIA – 3.31%
News Corp. Ltd. (The)[1]	2,901,984	21,516,978

		21,516,978

NEW ZEALAND – 0.02%
Tenon Ltd.[2]	117,899	153,172

		153,172

TOTAL PREFERRED STOCKS (Cost: $21,497,256)		21,670,150

SHORT-TERM INVESTMENTS – 12.39%

FLOATING RATE NOTES – 3.20%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$352,092	352,045
1.52%, 10/12/04[3,4]	293,410	293,407
1.56%, 09/15/04[3,4]	586,820	586,818
1.64%, 03/15/05[3,4]	293,410	293,537
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	440,115	440,109
1.38%, 11/22/04[3]	146,705	146,708
1.40%, 10/29/04[3]	586,820	586,818
CC USA Inc.
1.45%, 05/04/05[3,4]	586,820	586,742
1.61%, 07/29/05[3,4]	586,820	586,660
Den Danske Bank NY
1.51%, 08/12/05[3]	586,820	586,654
1.56%, 08/26/05[3]	586,820	586,648
Security	Principal	Value
Depfa Bank PLC
1.27%, 06/15/05[3]	$586,820	$586,820
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	487,061	486,928
Five Finance Inc.
1.42%, 04/29/05[3,4]	469,456	469,426
Gemini Securitization Corp.
1.53%, 09/09/04[3]	293,410	293,310
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	375,565	375,543
1.58%, 04/22/05[3]	586,820	586,820
K2 USA LLC
1.45%, 06/10/05[3,4]	586,820	586,765
1.57%, 09/27/04[3,4]	633,766	633,759
1.61%, 07/25/05[3,4]	293,410	293,358
Links Finance LLC
1.55%, 04/15/05[3,4]	586,820	586,748
1.68%, 04/25/05[3]	586,820	587,068
Nationwide Building Society
1.59%, 07/28/05[3]	586,820	586,820
1.63%, 12/09/04[3,4]	487,061	484,878
Nordea Bank PLC
2.11%, 06/07/05[3]	586,820	586,731
Northern Rock PLC
1.56%, 01/13/05[3,4]	557,479	557,479
Permanent Financing PLC
1.52%, 03/10/05[3]	586,820	586,820
1.53%, 12/10/04[3]	293,410	293,410
1.55%, 06/10/05[3]	264,069	264,070
Sigma Finance Inc.
1.52%, 10/07/04[3]	586,820	586,809
1.57%, 11/15/04[3]	586,820	586,811
1.59%, 09/15/05[3]	440,115	440,155
Tango Finance Corp.
1.52%, 04/07/05[3,4]	215,363	215,350
1.56%, 01/18/05[3,4]	258,201	258,191
1.59%, 07/25/05[3,4]	586,820	586,768
1.66%, 05/17/05[3,4]	487,061	487,044
1.70%, 02/25/05[3,4]	328,619	328,588
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	145,355	145,104
1.48%, 06/15/05[3,4]	293,410	293,357

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
1.56%, 09/15/04[3,4]	$293,410	$293,408
1.56%, 07/15/05[3,4]	440,115	440,038
White Pine Finance LLC
1.46%, 07/05/05[3]	293,410	293,356
1.55%, 04/15/05[3,4]	440,115	440,061
1.55%, 07/11/05[3]	146,705	146,691
1.56%, 11/15/04[3,4]	352,092	352,092
1.57%, 06/15/05[3,4]	240,596	240,596
1.58%, 03/29/05[3]	252,333	252,300
1.58%, 08/26/05[3,4]	293,410	293,353
1.68%, 05/20/05[3]	264,069	264,050

		20,837,021

MONEY MARKET FUNDS – 2.50%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	9,100,876	9,100,876
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	6,455,025	6,455,025
BlackRock Temp Cash Money Market Fund[3]	296,236	296,236
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	394,460	394,460

		16,246,597

COMMERCIAL PAPER – 2.29%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	293,410	293,325
1.51%, 09/02/04[3]	264,069	264,058
1.54%, 09/14/04[3]	293,410	293,247
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	117,364	117,330
1.53%, 09/16/04[3]	288,704	288,520
1.54%, 09/15/04[3]	293,410	293,235
1.54%, 09/22/04[3]	146,705	146,573
Barton Capital Corp.
1.53%, 09/08/04[3]	293,410	293,323
1.53%, 09/09/04[3]	685,353	685,120
1.53%, 09/13/04[3]	422,487	422,272
1.53%, 09/14/04[3]	146,705	146,624
1.54%, 09/17/04[3]	176,046	175,926

Security	Principal	Value
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	$293,410	$293,324
1.53%, 09/15/04[3]	117,364	117,294
Cantabric Finance LLC
1.55%, 09/17/04[3]	117,364	117,283
Corporate Asset Funding
1.42%, 09/03/04[3]	176,046	176,032
CRC Funding LLC
1.42%, 09/03/04[3]	293,410	293,387
Delaware Funding Corp.
1.50%, 09/09/04[3]	293,410	293,312
1.53%, 09/10/04[3]	469,456	469,277
1.53%, 09/20/04[3]	199,519	199,358
Edison Asset Securitization
1.07%, 09/21/04[3]	293,410	293,236
1.45%, 11/09/04[3]	586,820	585,190
1.52%, 09/08/04[3]	586,820	586,647
1.59%, 12/02/04[3]	586,820	584,436
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	176,046	176,032
1.53%, 09/07/04[3]	293,410	293,335
1.53%, 09/17/04[3]	176,046	175,926
1.53%, 09/21/04[3]	146,705	146,580
1.53%, 09/22/04[3]	293,410	293,148
1.54%, 09/14/04[3]	440,115	439,871
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	293,410	291,375
GIRO Funding US Corp.
1.54%, 09/09/04[3]	293,410	293,310
1.55%, 10/15/04[3]	384,808	384,079
Grampian Funding LLC
1.26%, 10/22/04[3]	586,820	585,777
1.44%, 10/27/04[3]	586,820	585,506
1.59%, 11/30/04[3]	293,410	292,244
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	146,705	146,699
1.53%, 09/20/04[3]	146,705	146,587
1.53%, 09/23/04[3]	205,387	205,195
1.54%, 09/15/04[3]	352,092	351,881

60	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Principal	Value
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	$408,955	$408,955
1.51%, 09/08/04[3]	234,728	234,659
1.52%, 09/09/04[3]	146,705	146,656
1.53%, 09/21/04[3]	293,410	293,161
Receivables Capital Corp.
1.54%, 09/14/04[3]	176,046	175,948
Scaldis Capital LLC
1.48%, 09/01/04[3]	322,751	322,751
Sydney Capital Corp.
1.25%, 10/22/04[3]	195,294	194,948
1.55%, 09/16/04[3]	176,046	175,932
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	234,728	234,588
1.54%, 09/23/04[3]	146,705	146,567
Windmill Funding Corp.
1.52%, 09/09/04[3]	146,705	146,656
1.52%, 09/10/04[3]	205,387	205,309

		14,922,004

TIME DEPOSITS – 2.01%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	586,820	586,820
1.33%, 02/10/05[3]	293,410	293,391
1.39%, 02/02/05[3]	293,410	293,392
1.39%, 04/08/05[3]	410,774	410,737
1.40%, 10/25/04[3]	586,820	586,807
Bank of New York
1.39%, 11/01/04[3]	586,820	586,811
1.60%, 12/03/04[3]	146,705	146,686
Bank of Nova Scotia
1.13%, 10/06/04[3]	586,820	586,820
1.24%, 10/07/04[3]	440,115	440,111
1.42%, 10/29/04[3]	440,115	440,121
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	586,820	586,831
1.49%, 08/09/05[3]	586,820	586,656
1.54%, 06/23/05[3]	586,820	586,678
1.56%, 06/10/05[3]	293,410	293,481
Norddeutsche Landesbank
1.59%, 07/27/05[3]	586,820	586,634
Prudential Funding LLC
1.60%, 12/01/04[3]	293,410	292,224
SouthTrust Bank
1.55%, 09/01/04[3]	1,173,641	1,173,641
Toronto-Dominion Bank
1.22%, 03/23/05[3]	1,026,936	1,026,836
1.34%, 02/10/05[3]	234,728	234,713
1.41%, 11/01/04[3]	440,115	440,109
1.53%, 09/13/04[3]	293,410	293,410
1.77%, 05/10/05[3]	293,410	293,390
1.90%, 05/11/05[3]	293,410	293,390
UBS Finance (Delaware)
1.10%, 09/08/04[3]	586,820	586,695
1.11%, 12/17/04[3]	880,231	877,327
1.14%, 09/29/04[3]	586,820	586,302

		13,110,013

REPURCHASE AGREEMENTS – 1.78%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	1,760,461	1,760,461
Bank of America, N.A.
1.59%, 09/01/04[3,6]	3,374,218	3,374,218
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	2,934,103	2,934,103
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	586,820	586,820
1.59%, 09/01/04[3,6]	2,934,103	2,934,103

		11,589,705

U.S. GOVERNMENT AGENCY NOTES – 0.33%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	410,774	411,587
1.80%, 01/18/05[3]	272,872	270,975
1.80%, 01/19/05[3]	293,410	291,356
2.06%, 05/31/05[3]	292,548	287,994

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2004

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05[3]	$880,231	$861,812

		2,123,724

MEDIUM-TERM NOTES – 0.28%
CC USA Inc.
1.29%, 04/15/05[3,4]	586,820	586,784
1.51%, 02/15/05[3,4]	381,433	381,705
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	440,115	440,107
K2 USA LLC
1.46%, 01/12/05[3,4]	293,410	293,400
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	146,705	146,693

		1,848,689

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,677,753)		80,677,753

TOTAL INVESTMENTS IN SECURITIES – 111.61% (Cost: $660,982,702)		726,872,560

Other Assets, Less Liabilities – (11.61%)		(75,622,510)

NET ASSETS – 100.00%		$651,250,050

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	45.11%	$293,756,609
Communications	11.16	72,712,320
Basic Materials	10.61	69,112,502
Industrial	8.68	56,534,840
Consumer Non-Cyclical	6.11	39,815,358
Diversified	5.25	34,180,603
Consumer Cyclical	5.05	32,886,644
Utilities	4.78	31,133,454
Energy	1.90	12,362,662
Technology	0.57	3,699,815
Short-Term and Other Net Assets	0.78	5,055,243

TOTAL	100.00%	$651,250,050

See notes to financial statements.

62	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.08%

AIRLINES – 3.98%
Singapore Airlines Ltd.	1,044,000	$6,767,147

		6,767,147

BANKS – 36.63%
DBS Group Holdings Ltd.[1]	2,610,000	23,776,461
Oversea-Chinese Banking Corp. Ltd.	2,349,000	18,243,861
United Overseas Bank Ltd.	2,610,000	20,270,957

		62,291,279

BEVERAGES – 2.51%
Fraser & Neave Ltd.	522,000	4,267,570

		4,267,570

COMPUTERS – 0.98%
Creative Technology Ltd.[1]	156,600	1,673,497

		1,673,497

DISTRIBUTION & WHOLESALE – 0.62%
Jardine Cycle & Carriage Ltd.[1]	261,000	1,059,272

		1,059,272

DIVERSIFIED FINANCIAL SERVICES – 2.23%
Singapore Exchange Ltd.	3,654,000	3,798,137

		3,798,137

ELECTRONICS – 3.05%
Venture Corp. Ltd.	522,000	5,182,049

		5,182,049

ENGINEERING & CONSTRUCTION – 4.30%
SembCorp Industries Ltd.	2,871,000	2,196,274
Singapore Technologies Engineering Ltd.[1]	4,176,000	5,121,084

		7,317,358

HEALTH CARE – SERVICES – 0.92%
Parkway Holdings Ltd.	2,088,000	1,560,711

		1,560,711

HOLDING COMPANIES – DIVERSIFIED – 4.71%
Haw Par Corp. Ltd.	522,000	1,524,132
Keppel Corp. Ltd.[1]	1,566,000	6,492,803

		8,016,935

LODGING – 0.65%
Overseas Union Enterprise Ltd.	261,000	1,097,375

		1,097,375

MEDIA – 4.65%
Singapore Press Holdings Ltd.	3,132,000	7,901,101

		7,901,101

REAL ESTATE – 9.02%
Allgreen Properties Ltd.	2,349,000	1,454,022
Capitaland Ltd.[1]	3,393,000	3,150,381
City Developments Ltd.	1,566,000	5,806,943
Keppel Land Ltd.[1]	1,305,000	1,371,719
Singapore Land Ltd.	522,000	1,322,947
United Overseas Land Ltd.[1]	1,305,000	1,691,787
Wing Tai Holdings Ltd.[1]	1,044,000	545,639

		15,343,438

REAL ESTATE INVESTMENT TRUSTS – 1.86%
Ascendas Real Estate Investment Trust	1,566,000	1,371,719
CapitaMall Trust	1,827,000	1,792,379

		3,164,098

SEMICONDUCTORS – 2.09%
Chartered Semiconductor Manufacturing Ltd.[1,2]	2,871,000	1,827,434
STATS ChipPAC Ltd.[1,2]	2,610,000	1,722,269

		3,549,703

SHIPBUILDING – 0.82%
SembCorp Marine Ltd.	2,349,000	1,399,153

		1,399,153

TELECOMMUNICATIONS – 12.05%
Datacraft Asia Ltd.[1,2]	783,000	591,165
Singapore Telecommunications Ltd.	14,877,000	19,894,496

		20,485,661

TRANSPORTATION – 8.01%
ComfortDelGro Corp. Ltd.	5,220,000	3,840,813
Neptune Orient Lines Ltd.[1]	2,871,000	4,727,858
SembCorp Logistics Ltd.	1,044,000	1,329,043
Singapore Post Ltd.	4,176,000	1,914,310
SMRT Corp. Ltd.	4,437,000	1,800,762

		13,612,786

TOTAL COMMON STOCKS (COST: $148,352,494)		168,487,270

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2004

Security	Principal	Value
SHORT-TERM INVESTMENTS – 12.55%

FLOATING RATE NOTES – 3.24%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$93,113	$93,101
1.52%, 10/12/04[3,4]	77,595	77,594
1.56%, 09/15/04[3,4]	155,189	155,189
1.64%, 03/15/05[3,4]	77,595	77,628
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	116,392	116,390
1.38%, 11/22/04[3]	38,797	38,798
1.40%, 10/29/04[3]	155,189	155,188
CC USA Inc.
1.45%, 05/04/05[3,4]	155,189	155,168
1.61%, 07/29/05[3,4]	155,189	155,147
Den Danske Bank NY
1.51%, 08/12/05[3]	155,189	155,145
1.56%, 08/26/05[3]	155,189	155,143
Depfa Bank PLC
1.27%, 06/15/05[3]	155,189	155,190
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	128,807	128,772
Five Finance Inc.
1.42%, 04/29/05[3,4]	124,151	124,143
Gemini Securitization Corp.
1.53%, 09/09/04[3]	77,595	77,568
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	99,321	99,315
1.58%, 04/22/05[3]	155,189	155,190
K2 USA LLC
1.45%, 06/10/05[3,4]	155,189	155,174
1.57%, 09/27/04[3,4]	167,604	167,602
1.61%, 07/25/05[3,4]	77,595	77,581
Links Finance LLC
1.55%, 04/15/05[3,4]	155,189	155,170
1.68%, 04/25/05[3]	155,189	155,255
Nationwide Building Society
1.59%, 07/28/05[3]	155,189	155,190
1.63%, 12/09/04[3,4]	128,807	128,230
Nordea Bank PLC
2.11%, 06/07/05[3]	155,189	155,166

Security	Shares or Principal	Value
Northern Rock PLC
1.56%, 01/13/05[3,4]	$147,430	$147,430
Permanent Financing PLC
1.52%, 03/10/05[3]	155,189	155,190
1.53%, 12/10/04[3]	77,595	77,595
1.55%, 06/10/05[3]	69,835	69,835
Sigma Finance Inc.
1.52%, 10/07/04[3]	155,189	155,186
1.57%, 11/15/04[3]	155,189	155,187
1.59%, 09/15/05[3]	116,392	116,402
Tango Finance Corp.
1.52%, 04/07/05[3,4]	56,954	56,951
1.56%, 01/18/05[3,4]	68,283	68,281
1.59%, 07/25/05[3,4]	155,189	155,175
1.66%, 05/17/05[3,4]	128,807	128,803
1.70%, 02/25/05[3,4]	86,906	86,897
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	38,440	38,374
1.48%, 06/15/05[3,4]	77,595	77,581
1.56%, 09/15/04[3,4]	77,595	77,594
1.56%, 07/15/05[3,4]	116,392	116,371
White Pine Finance LLC
1.46%, 07/05/05[3]	77,595	77,580
1.55%, 04/15/05[3,4]	116,392	116,377
1.55%, 07/11/05[3]	38,797	38,794
1.56%, 11/15/04[3,4]	93,113	93,113
1.57%, 06/15/05[3,4]	63,628	63,628
1.58%, 03/29/05[3]	66,731	66,723
1.58%, 08/26/05[3,4]	77,595	77,579
1.68%, 05/20/05[3]	69,835	69,830

		5,510,513

MONEY MARKET FUNDS – 2.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,412,796	2,412,796
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,707,080	1,707,080
BlackRock Temp Cash Money Market Fund[3]	78,342	78,342

64	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[3]	104,318	$104,318

		4,302,536

COMMERCIAL PAPER – 2.32%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$77,595	77,572
1.51%, 09/02/04[3]	69,835	69,832
1.54%, 09/14/04[3]	77,595	77,552
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	31,038	31,029
1.53%, 09/16/04[3]	76,350	76,301
1.54%, 09/15/04[3]	77,595	77,548
1.54%, 09/22/04[3]	38,797	38,762
Barton Capital Corp.
1.53%, 09/08/04[3]	77,595	77,571
1.53%, 09/09/04[3]	181,247	181,185
1.53%, 09/13/04[3]	111,730	111,673
1.53%, 09/14/04[3]	38,797	38,776
1.54%, 09/17/04[3]	46,557	46,525
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	77,595	77,572
1.53%, 09/15/04[3]	31,038	31,019
Cantabric Finance LLC
1.55%, 09/17/04[3]	31,038	31,016
Corporate Asset Funding
1.42%, 09/03/04[3]	46,557	46,553
CRC Funding LLC
1.42%, 09/03/04[3]	77,595	77,588
Delaware Funding Corp.
1.50%, 09/09/04[3]	77,595	77,569
1.53%, 09/10/04[3]	124,151	124,104
1.53%, 09/20/04[3]	52,764	52,722
Edison Asset Securitization
1.07%, 09/21/04[3]	77,595	77,548
1.45%, 11/09/04[3]	155,189	154,758
1.52%, 09/08/04[3]	155,189	155,143
1.59%, 12/02/04[3]	155,189	154,559
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	46,557	46,553
1.53%, 09/07/04[3]	77,595	77,575

Security	Principal	Value
1.53%, 09/17/04[3]	$46,557	$46,525
1.53%, 09/21/04[3]	38,797	38,764
1.53%, 09/22/04[3]	77,595	77,525
1.54%, 09/14/04[3]	116,392	116,327
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	77,595	77,056
GIRO Funding US Corp.
1.54%, 09/09/04[3]	77,595	77,568
1.55%, 10/15/04[3]	101,765	101,572
Grampian Funding LLC
1.26%, 10/22/04[3]	155,189	154,913
1.44%, 10/27/04[3]	155,189	154,841
1.59%, 11/30/04[3]	77,595	77,286
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	38,797	38,796
1.53%, 09/20/04[3]	38,797	38,766
1.53%, 09/23/04[3]	54,316	54,266
1.54%, 09/15/04[3]	93,113	93,058
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	108,151	108,151
1.51%, 09/08/04[3]	62,076	62,057
1.52%, 09/09/04[3]	38,797	38,784
1.53%, 09/21/04[3]	77,595	77,529
Receivables Capital Corp.
1.54%, 09/14/04[3]	46,557	46,531
Scaldis Capital LLC
1.48%, 09/01/04[3]	85,354	85,355
Sydney Capital Corp.
1.25%, 10/22/04[3]	51,647	51,555
1.55%, 09/16/04[3]	46,557	46,527
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	62,076	62,038
1.54%, 09/23/04[3]	38,797	38,761
Windmill Funding Corp.
1.52%, 09/09/04[3]	38,797	38,784
1.52%, 09/10/04[3]	54,316	54,296

		3,946,236

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2004

Security	Principal	Value
TIME DEPOSITS – 2.04%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	$155,189	$155,190
1.33%, 02/10/05[3]	77,595	77,589
1.39%, 02/02/05[3]	77,595	77,590
1.39%, 04/08/05[3]	108,632	108,623
1.40%, 10/25/04[3]	155,189	155,186
Bank of New York
1.39%, 11/01/04[3]	155,189	155,187
1.60%, 12/03/04[3]	38,797	38,792
Bank of Nova Scotia
1.13%, 10/06/04[3]	155,189	155,190
1.24%, 10/07/04[3]	116,392	116,391
1.42%, 10/29/04[3]	116,392	116,393
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	155,189	155,192
1.49%, 08/09/05[3]	155,189	155,145
1.54%, 06/23/05[3]	155,189	155,151
1.56%, 06/10/05[3]	77,595	77,613
Norddeutsche Landesbank
1.59%, 07/27/05[3]	155,189	155,140
Prudential Funding LLC
1.60%, 12/01/04[3]	77,595	77,281
SouthTrust Bank
1.55%, 09/01/04[3]	310,378	310,379
Toronto-Dominion Bank
1.22%, 03/23/05[3]	271,581	271,554
1.34%, 02/10/05[3]	62,076	62,072
1.41%, 11/01/04[3]	116,392	116,390
1.53%, 09/13/04[3]	77,595	77,595
1.77%, 05/10/05[3]	77,595	77,589
1.90%, 05/11/05[3]	77,595	77,589
UBS Finance (Delaware)
1.10%, 09/08/04[3]	155,189	155,156
1.11%, 12/17/04[3]	232,784	232,016
1.14%, 09/29/04[3]	155,189	155,053

		3,467,046

REPURCHASE AGREEMENTS – 1.80%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	465,567	465,567
Bank of America, N.A.
1.59%, 09/01/04[3,6]	892,338	892,338
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	775,946	775,946
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	155,190	155,190
1.59%, 09/01/04[3,6]	775,946	775,946

		3,064,987

U.S. GOVERNMENT AGENCY NOTES – 0.33%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	108,632	108,847
1.80%, 01/18/05[3]	72,163	71,662
1.80%, 01/19/05[3]	77,595	77,051
2.06%, 05/31/05[3]	77,366	76,162
Federal National Mortgage Association
2.33%, 07/22/05[3]	232,784	227,913

		561,635

MEDIUM-TERM NOTES – 0.29%
CC USA Inc.
1.29%, 04/15/05[3,4]	155,189	155,179
1.51%, 02/15/05[3,4]	100,873	100,945
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	116,392	116,390
K2 USA LLC
1.46%, 01/12/05[3,4]	77,595	77,592
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	38,797	38,784

		488,890

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,341,843)		21,341,843

66	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2004

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 111.63% (Cost: $169,694,337)	$189,829,113

Other Assets, Less Liabilities – (11.63%)	(19,782,603)

NET ASSETS – 100.00%	$170,046,510

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Financial	49.74%	$84,596,952
Communications	16.70	28,386,762
Industrial	16.18	27,511,346
Consumer Cyclical	5.25	8,923,794
Diversified	4.71	8,016,935
Consumer Non-Cyclical	3.43	5,828,281
Technology	3.07	5,223,200
Short-Term and Other Net Assets	0.92	1,559,240

TOTAL	100.00%	$170,046,510

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.68%

BANKS – 10.41%
FirstRand Ltd.	2,223,794	$3,571,434
Nedcor Ltd.	14,247	119,883
Standard Bank Group Ltd.	896,055	5,975,719

		9,667,036

DISTRIBUTION & WHOLESALE – 0.57%
Metro Cash & Carry Ltd.[1]	1,345,953	525,743

		525,743

DIVERSIFIED FINANCIAL SERVICES – 1.69%
African Bank Investments Ltd.	339,936	604,671
Alexander Forbes Ltd.	278,070	450,761
Investec Ltd.	28,489	509,453

		1,564,885

ELECTRONICS – 0.35%
Reunert Ltd.	83,390	328,236

		328,236

ENGINEERING & CONSTRUCTION – 0.56%
Aveng Ltd.	153,109	186,318
Murray & Roberts Holdings Ltd.	182,482	337,206

		523,524

FOOD – 2.50%
Shoprite Holdings Ltd.	342,875	489,361
Tiger Brands Ltd.	127,778	1,835,204

		2,324,565

FOREST PRODUCTS & PAPER – 2.42%
Sappi Ltd.	159,991	2,251,952

		2,251,952

HEALTH CARE – SERVICES – 0.71%
Network Healthcare Holdings Ltd.[1]	915,213	657,235

		657,235

HOLDING COMPANIES – DIVERSIFIED – 6.58%
Anglovaal Industries Ltd.	266,569	816,577
Barloworld Ltd.	159,750	1,800,000
Bidvest Group Ltd.	197,963	1,779,994
Bidvest Group Ltd. Warrants (Expiring 12/8/06)[1]	17,071	21,800
Imperial Holdings Ltd.	138,849	1,601,835
Tongaat-Hulett Group Ltd.	13,082	89,817

		6,110,023

HOME FURNISHINGS – 0.55%
Steinhoff International Holdings Ltd.	418,159	514,512

		514,512

INSURANCE – 10.22%
Liberty Group Ltd.	115,785	956,721
New Africa Capital Ltd.	449,190	516,252
Old Mutual PLC	2,818,737	5,386,567
Sanlam Ltd.	1,955,584	2,635,356

		9,494,896

IRON & STEEL – 1.13%
Iscor Ltd.	149,067	1,052,567

		1,052,567

MEDIA – 1.63%
Naspers Ltd.	205,933	1,514,739

		1,514,739

MINING – 40.14%
Anglo American Platinum Corp. Ltd.	49,197	2,184,070
Anglo American PLC	986,482	22,349,143
AngloGold Ashanti Ltd.	91,140	3,217,713
Gold Fields Ltd.	281,387	3,413,634
Harmony Gold Mining Co. Ltd.	181,970	2,241,187
Impala Platinum Holdings Ltd.	46,183	3,875,036

		37,280,783

OIL & GAS – 7.59%
Sasol Ltd.	411,385	7,045,074

		7,045,074

PACKAGING & CONTAINERS – 1.04%
Nampak Ltd.	458,490	964,336

		964,336

RETAIL – 4.88%
Edgars Consolidated Stores Ltd.	29,109	730,322
Foschini Ltd.	166,981	604,581
JD Group Ltd.	101,866	696,323
Massmart Holdings Ltd.	112,747	591,324
Pick’n Pay Stores Ltd.	184,760	532,941
Truworths International Ltd.	364,901	581,101
Woolworths Holdings Ltd.	665,725	793,119

		4,529,711

68	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2004

Security	Shares	Value
TELECOMMUNICATIONS – 6.71%
MTN Group Ltd.	931,067	$4,266,298
Telkom South Africa Ltd.	165,044	1,965,031

		6,231,329

TOTAL COMMON STOCKS (Cost: $66,324,470)		92,581,146

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	57,702	57,702

		57,702

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,702)		57,702

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $66,382,172)		92,638,848
Other Assets, Less Liabilities – 0.26%		243,358

NET ASSETS – 100.00%		$92,882,206

[1]	Non-income earning security.
[2]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Basic Materials	43.70%	$40,585,302
Financial	22.31	20,726,817
Communications	8.34	7,746,068
Energy	7.58	7,045,074
Diversified	6.58	6,110,023
Consumer Cyclical	6.00	5,569,966
Consumer Non-Cyclical	3.21	2,981,800
Industrial	1.96	1,816,096
Short-Term and Other Net Assets	0.32	301,060

TOTAL	100.00%	$92,882,206

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 98.47%

ADVERTISING – 0.65%
Cheil Communications Inc.	15,660	$2,046,126

		2,046,126

AGRICULTURE – 1.52%
KT&G Corp.	187,920	4,796,499

		4,796,499

AIRLINES – 0.35%
Korean Air Co. Ltd.[1]	78,300	1,108,035

		1,108,035

AUTO MANUFACTURERS – 5.47%
Hyundai Motor Co. Ltd.	326,250	14,133,676
Kia Motors Corp.	354,960	3,112,468

		17,246,144

AUTO PARTS & EQUIPMENT – 3.28%
Hankook Tire Co. Ltd.	373,230	3,434,682
Hyundai Mobis Co.	140,946	6,925,853

		10,360,535

BANKS – 8.52%
Hana Bank	245,733	5,514,779
Kookmin Bank[1]	608,139	19,429,192
Korea Exchange Bank[1]	328,860	1,927,165

		26,871,136

BEVERAGES – 0.45%
Hite Brewery Co. Ltd.	20,880	1,432,061

		1,432,061

CHEMICALS – 2.90%
Hanwha Chemical Corp.	87,560	600,533
Honam Petrochemical Corp.	39,150	1,509,103
Kumgang Korea Chemical Co. Ltd.	13,050	1,404,870
LG Chem Ltd.	99,180	3,771,397
LG Petrochemical Co. Ltd.	73,080	1,690,829
Samsung Fine Chemicals Co. Ltd.	13,050	172,210

		9,148,942

COMMERCIAL SERVICES – 0.66%
S1 Corp.	80,910	2,082,720

		2,082,720

COMPUTERS – 0.00%
Gateway Inc.[1]	7	19

		19

COSMETICS & PERSONAL CARE – 0.63%
Amorepacific Corp.	10,440	1,984,946

		1,984,946

DISTRIBUTION & WHOLESALE – 1.32%
Hyosung Corp.	5	41
Samsung Corp.	344,520	4,157,510

		4,157,551

DIVERSIFIED FINANCIAL SERVICES – 4.51%
Daewoo Securities Co. Ltd.[1]	148,770	446,885
Daishin Securities Co. Ltd.	83,520	1,044,136
Dongwon Financial Holding Co. Ltd.	5	26
Hyundai Securities Co. Ltd.[1]	354,960	1,342,059
LG Investment & Securities Co. Ltd.[1]	193,140	1,279,384
Samsung Securities Co.	109,620	1,884,339
Shinhan Financial Group Ltd.	485,460	8,218,492

		14,215,321

ELECTRIC – 2.69%
Korea Electric Power Corp.	482,850	8,488,703

		8,488,703

ELECTRICAL COMPONENTS & EQUIPMENT – 26.40%
LG Cable Ltd.	46,980	672,978
LG Electronics Inc.	253,176	12,088,970
Samsung Electronics Co. Ltd.	180,090	70,513,166

		83,275,114

ELECTRONICS – 7.64%
Daeduck Electronics Co. Ltd.	548,141	4,596,989
Samsung Electro-Mechanics Co. Ltd.[1]	281,880	7,463,941
Samsung SDI Co. Ltd.	117,450	12,032,035

		24,092,965

ENGINEERING & CONSTRUCTION – 1.29%
Daelim Industrial Co. Ltd.	67,860	2,577,484
Daewoo Engineering & Construction Co. Ltd.	86,130	363,782
LG Engineering & Construction Co. Ltd.	60,030	1,130,921

		4,072,187

70	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2004

Security	Shares	Value
FOOD – 1.13%
Cheil Jedang Corp.	36,540	$1,865,305
Nong Shim Co. Ltd.	8,172	1,709,816

		3,575,121

HOLDING COMPANIES – DIVERSIFIED – 0.00%
GS Holdings Corp.[1]	2	37
LG Corp.	3	40

		77

HOME BUILDERS – 0.08%
Hyundai Development Co.	23,490	255,936

		255,936

HOUSEHOLD PRODUCTS & WARES – 0.19%
LG Household & Health Care Ltd.	23,490	589,366

		589,366

INSURANCE – 1.53%
Samsung Fire & Marine Insurance Co. Ltd.	80,910	4,825,730

		4,825,730

INTERNET – 2.45%
Daum Communications Corp.[1]	36,801	1,038,358
NCsoft Corp.[1]	48,044	3,470,296
NHN Corp.	37,584	3,213,981

		7,722,635

IRON & STEEL – 7.13%
POSCO	156,600	22,500,586

		22,500,586

LODGING – 0.94%
Kangwon Land Inc.	270,062	2,954,188

		2,954,188

MACHINERY – DIVERSIFIED – 0.41%
Daewoo Heavy Industries & Machinery Ltd.[1]	167,040	1,293,568

		1,293,568

MANUFACTURING – 0.39%
Cheil Industries Inc.	91,350	1,245,123

		1,245,123

MINING – 0.05%
Poongsan Corp.	18,270	172,890

		172,890

OIL & GAS – 3.77%
SK Corp.	195,750	7,426,553
S-Oil Corp.	104,620	4,468,728

		11,895,281

PHARMACEUTICALS – 0.20%
Dong-A Pharmaceutical Co. Ltd.	9	128
YuHan Corp.	10,756	637,787

		637,915

RETAIL – 2.30%
Hyundai Department Store Co. Ltd.	36,540	1,089,681
Shinsegae Department Store Co. Ltd.	23,490	6,158,771

		7,248,452

SHIPBUILDING – 2.24%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	245,340	2,758,304
Hyundai Heavy Industries Co. Ltd.	114,840	2,592,213
Samsung Heavy Industries Co. Ltd.	388,890	1,711,744

		7,062,261

TELECOMMUNICATIONS – 6.85%
KT Corp.	229,380	7,258,672
KT Corp. ADR	101,949	1,768,815
SK Telecom Co. Ltd.	80,020	12,053,193
SK Telecom Co. Ltd. ADR	28,971	544,655

		21,625,335

TRANSPORTATION – 0.53%
Hanjin Shipping Co. Ltd.	96,570	1,672,589

		1,672,589

TOTAL COMMON STOCKS (Cost: $259,913,019)		310,656,057

PREFERRED STOCKS – 1.26%

AUTO MANUFACTURERS – 0.45%
Hyundai Motor Co. Ltd.	60,030	1,430,589

		1,430,589

ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
LG Electronics Inc.	96,570	2,544,515

		2,544,515

TOTAL PREFERRED STOCKS (Cost: $4,423,036)		3,975,104

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2004

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.23%

MONEY MARKET FUNDS – 0.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	720,743	$720,743

		720,743

TOTAL SHORT-TERM INVESTMENTS (Cost: $720,743)		720,743

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $265,056,798)		315,351,904
OTHER ASSETS, LESS LIABILITIES – 0.04%		111,798

NET ASSETS – 100.00%		$315,463,702

ADR - American Depositary Receipts

1 Non-income earning security.

2 Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Industrial	39.71%	$125,258,418
Financial	14.56	45,912,187
Consumer Cyclical	14.19	44,761,430
Basic Materials	10.08	31,822,418
Communications	9.95	31,394,096
Consumer Non-Cyclical	4.78	15,098,628
Energy	3.77	11,895,281
Utilities	2.69	8,488,703
Short-Term and Other Net Assets	0.27	832,541

TOTAL	100.00%	$315,463,702

See notes to financial statements.

72	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.31%

AIRLINES – 0.44%
China Airlines	1,539,196	$809,389
EVA Airways Corp.	2,281,273	911,437

		1,720,826

APPAREL – 0.68%
Pou Chen Corp.	2,928,616	2,658,468

		2,658,468

AUTO MANUFACTURERS – 0.81%
China Motor Co. Ltd.	1,464,330	1,707,811
Yulon Motor Co. Ltd.	1,486,835	1,467,616

		3,175,427

AUTO PARTS & EQUIPMENT – 0.27%
Cheng Shin Rubber Industry Co. Ltd.	804,661	1,040,102

		1,040,102

BANKS – 11.39%
Chang Hwa Commercial Bank Ltd.[1]	7,320,446	3,978,503
Chinatrust Financial Holding Co. Ltd.	10,248,123	10,808,097
E.Sun Financial Holding Co. Ltd.	1,512,071	861,756
First Financial Holding Co. Ltd.[1]	8,052,050	5,606,157
Hua Nan Financial Holdings Co. Ltd.	6,913,379	4,833,679
International Bank of Taipei	3,844,756	2,541,334
Mega Financial Holding Co. Ltd.	18,300,136	11,074,700
Taishin Financial Holdings Co. Ltd.	6,230,310	4,740,453

		44,444,679

BUILDING MATERIALS – 1.09%
Asia Cement Corp.	2,342,453	1,355,650
Taiwan Cement Corp.	3,031,513	1,513,975
Taiwan Glass Industrial Corp.	1,584,492	1,391,784

		4,261,409

CHEMICALS – 9.40%
China Synthetic Rubber Corp.[1]	236	76
Eternal Chemical Co. Ltd.	732,100	443,045
Formosa Chemicals & Fibre Co.	4,754,001	7,611,429
Formosa Plastic Co.	8,052,273	12,064,216
Nan Ya Plastic Corp.	10,980,571	15,161,188
Oriental Union Chemical Corp.	845,962	839,998
Taiwan Styrene Monomer Corp.	732,600	544,500

		36,664,452

COMMERCIAL SERVICES – 0.19%
Taiwan Secom Co. Ltd.	732,486	753,144

		753,144

COMPUTERS – 9.51%
Acer Inc.	4,619,787	6,147,954
Advantech Co. Ltd.	769,792	1,560,389
Arima Computer Corp.[1]	2,196,600	671,112
Benq Corp.	4,412,019	4,510,525
CMC Magnetics Corp.	5,856,400	2,890,350
Compal Electronics Inc.	5,856,914	5,540,324
Inventec Co. Ltd.	3,848,525	2,057,672
Lite-On Technology Corp.	4,392,894	4,103,820
Prodisc Technology Inc.	967,902	483,382
Quanta Computer Inc.	4,037,123	6,878,764
Ritek Corp.	4,506,389	1,721,006
Systex Corp.[1]	1,464,772	555,099

		37,120,397

DISTRIBUTION & WHOLESALE – 0.00%
Aurora Corp.[1]	610	371

		371

DIVERSIFIED FINANCIAL SERVICES – 2.87%
Fubon Financial Holding Co. Ltd.	8,052,000	7,380,212
Polaris Securities Co. Ltd.	777,666	365,530
SinoPac Holdings Co.	6,898,641	3,465,534

		11,211,276

ELECTRICAL COMPONENTS & EQUIPMENT – 2.63%
Delta Electronics Inc.	2,309,224	2,957,761
Pacific Electric Wire & Cable Co. Ltd.[1,2]	986	15
Phoenixtec Power Co. Ltd.	734,438	765,939
Tatung Co. Ltd.[1]	8,784,120	3,651,448
Walsin Lihwa Corp.[1]	5,856,779	2,873,332

		10,248,495

ELECTRONICS – 14.63%
Asustek Computer Inc.	4,392,171	9,806,257
AU Optronics Corp.	8,052,740	10,337,977
Chi Mei Optoelectronics Corp.	4,392,674	5,561,817
Chunghwa Picture Tubes Ltd.[1]	7,320,873	3,182,988
Compeq Manufacturing Co. Ltd.[1]	1,464,200	501,114
Elitegroup Computer Systems Co. Ltd.	769,215	273,428
Gigabyte Technology Co. Ltd.	1,537,921	1,915,624

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2004

Security	Shares	Value
Hon Hai Precision Industry Co. Ltd.	4,800,773	$15,725,211
Micro Star International Co. Ltd.	807,113	647,303
Picvue Electronics Ltd.[1]	1,464,040	341,925
Quanta Display Inc.[1]	5,124,000	2,649,307
Synnex Technology International Corp.	1,613,436	2,393,611
WU’S Printed Circuit Co. Ltd.	754,503	367,942
Ya Hsin Industrial Co. Ltd.	1,691,347	1,575,079
Yageo Corp.[1]	4,392,100	1,825,741

		57,105,324

ENGINEERING & CONSTRUCTION – 0.25%
BES Engineering Corp.[1]	2,196,366	319,389
Continental Engineering Corp.	1,494,262	643,095

		962,484

FOOD – 0.78%
Uni-President Enterprises Co.	6,588,637	3,058,181

		3,058,181

FOREST PRODUCTS & PAPER – 0.19%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,584,320	753,995

		753,995

HAND & MACHINE TOOLS – 0.11%
Shihlin Electric & Engineering Corp.	732,080	425,828

		425,828

HOME FURNISHINGS – 0.82%
Nien Made Enterprise Co. Ltd.	942,560	1,481,403
Sampo Corp.	2,308,955	593,518
Teco Electric and Machinery Co. Ltd.	3,660,092	1,118,242

		3,193,163

INSURANCE – 5.01%
Cathay Financial Holding Co. Ltd.	9,517,055	16,635,275
Shin Kong Financial Holding Co. Ltd.	3,930,153	2,897,968

		19,533,243

INVESTMENT COMPANIES – 2.33%
China Development Financial Holding Co.[1]	20,496,338	9,092,089

		9,092,089

IRON & STEEL – 3.68%
China Steel Corp.	15,372,706	14,361,106
Tung Ho Steel Enterprise Corp.	210	176

		14,361,282

LEISURE TIME – 0.25%
Giant Manufacturing Co. Ltd.	732,914	968,893

		968,893

MANUFACTURING – 0.17%
Premier Image Technology Corp.	769,857	678,487

		678,487

METAL FABRICATE & HARDWARE – 0.27%
Yieh Phui Enterprise	1,464,000	1,032,197

		1,032,197

MULTIPLE UTILITIES – 0.35%
Fu Sheng Industrial Co. Ltd.	883,000	1,361,854

		1,361,854

OFFICE & BUSINESS EQUIPMENT – 0.25%
Kinpo Electronics Inc.	2,376,733	987,978

		987,978

REAL ESTATE – 0.29%
Cathay Real Estate Development Co. Ltd.	2,196,493	1,135,672

		1,135,672

RETAIL – 0.59%
Far Eastern Department Stores Co. Ltd.	160	79
President Chain Store Corp.	1,562,640	2,318,253

		2,318,332

SEMICONDUCTORS – 24.45%
Advanced Semiconductor Engineering Inc.[1]	6,195,727	4,513,926
Macronix International Co. Ltd.[1]	9,516,200	2,418,188
MediaTek Inc.	1,026,036	7,234,096
Realtek Semiconductor Corp.	1,541,860	1,798,233
Siliconware Precision Industries Co. Ltd.	4,035,577	2,963,849
Taiwan Semiconductor Manufacturing Co. Ltd.	35,136,717	48,514,268
United Microelectronics Corp.[1]	34,003,390	23,075,156
Via Technologies Inc.[1]	2,196,502	1,509,934
Winbond Electronics Corp.[1]	8,052,280	3,382,715

		95,410,365

TELECOMMUNICATIONS – 3.38%
Accton Technology Corp.[1]	1,464,259	679,650
Chunghwa Telecom Co. Ltd.	3,660,000	5,806,110

74	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2004

Security	Shares	Value
D-Link Corp.	770,853	$874,117
Microelectronics Technology Inc.[1]	420	160
Taiwan Cellular Corp.	4,392,920	4,129,655
Zyxel Communications Corp.	843,817	1,685,651

		13,175,343

TEXTILES – 1.12%
Far Eastern Textile Ltd.	4,701,807	2,790,144
Formosa Taffeta Co. Ltd.	2,241,777	935,171
Nien Hsing Textile Co. Ltd.	732,800	630,759

		4,356,074

TRANSPORTATION – 1.11%
Evergreen Marine Corp. Ltd.	1,464,319	1,329,244
Wan Hai Lines Ltd.	1,083,986	974,441
Yang Ming Marine Transport Corp.	2,306,667	2,019,350

		4,323,035

TOTAL COMMON STOCKS (Cost: $378,436,735)		387,532,865

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3]	365,977	365,977

		365,977

TOTAL SHORT-TERM INVESTMENTS (Cost: $365,977)		365,977

TOTAL INVESTMENTS IN SECURITIES – 99.40% (Cost: $378,802,712)		387,898,842
OTHER ASSETS, LESS LIABILITIES – 0.60%		2,329,235

NET ASSETS – 100.00%		$390,228,077

[1]	Non-income earning security.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[3]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Technology	34.21%	$133,518,740
Financial	21.89	85,416,959
Industrial	20.26	79,037,259
Basic Materials	13.27	51,779,729
Consumer Cyclical	5.33	20,793,510
Communications	3.38	13,175,343
Consumer Non-Cyclical	0.97	3,811,325
Short-Term and Other Net Assets	0.69	2,695,212

TOTAL	100.00%	$390,228,077

See notes to financial statements.

SCHEDULE OF INVESTMENTS	75

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2004

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$175,272,548	$169,496,982	$262,998,434	$2,256,200,239	$459,032,910	$183,174,054

Affiliates of the investment adviser	$4,000,684	$980,912	$199,282	$112,910,276	$11,112,450	$393,844

Foreign currency, at cost	$310,049	$—	$725,559	$2,569,044	$588,089	$—

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$193,975,799	$207,713,393	$324,498,457	$2,284,611,027	$495,203,513	$223,837,080
Affiliates of the investment adviser	4,000,684	980,912	199,282	112,641,397	11,112,450	393,844
Foreign currency, at value	310,023	—	727,279	2,516,769	588,061	—
Receivables:
Investment securities sold	306,342	—	962,038	1,660,304	—	438,014
Dividends and interest	1,275,022	1,056,398	383,680	4,520,610	878,703	225,259
Reimbursement of distribution fees	—	—	91,294	—	—	—

Total Assets	199,867,870	209,750,703	326,862,030	2,405,950,107	507,782,727	224,894,197

LIABILITIES
Payables:
Investment securities purchased	237,477	—	1,245,753	1,115,767	—	437,979
Collateral for securities on loan (Note 5)	20,455,679	—	—	443,853,797	57,447,396	—
Investment advisory fees (Note 2)	176,288	247,119	318,462	2,384,193	412,538	238,105

Total Liabilities	20,869,444	247,119	1,564,215	447,353,757	57,859,934	676,084

NET ASSETS	$178,998,426	$209,503,584	$325,297,815	$1,958,596,350	$449,922,793	$224,218,113

Net assets consist of:
Paid-in capital	$167,552,582	$226,966,877	$275,892,723	$1,931,226,972	$420,462,955	$216,015,575
Undistributed net investment income	3,368,610	4,543,117	1,875,638	24,561,384	8,931,316	2,754,991
Accumulated net realized loss	(10,620,148)	(60,232,239)	(13,972,850)	(25,258,562)	(15,642,028)	(35,215,479)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	18,697,382	38,225,829	61,502,304	28,066,556	36,170,550	40,663,026

NET ASSETS	$178,998,426	$209,503,584	$325,297,815	$1,958,596,350	$449,922,793	$224,218,113

Shares outstanding	13,200,000	12,350,000	22,700,000	12,100,000	41,250,000	34,275,000

Net asset value per share	$13.56	$16.96	$14.33	$161.87	$10.91	$6.54

[a]	Securities on loan with market values of $19,423,901, $-, $-, $420,759,267, $54,155,831 and $-, respectively. See Note 5.

See notes to financial statements.

76	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2004

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$137,325,177	$645,426,801	$165,574,461	$66,324,470	$264,336,055	$378,436,735

Affiliates of the investment adviser	$85,281	$15,555,901	$4,119,876	$57,702	$720,743	$365,977

Foreign currency, at cost	$333,494	$2,417,494	$1,421,098	$186,632	$—	$3,200,196

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$129,536,463	$711,316,659	$185,709,237	$92,581,146	$314,631,161	$387,532,865
Affiliates of the investment adviser	85,281	15,555,901	4,119,876	57,702	720,743	365,977
Foreign currency, at value	333,494	2,421,227	1,421,988	178,099	—	3,192,836
Cash	—	—	—	—	587	—
Receivables:
Investment securities sold	—	4,344,276	2,365,582	833,470	—	409,827
Dividends and interest	5,271	3,537,484	368,820	183,843	71,054	2,238,753
Capital shares sold	5,876	—	—	—	389,987	—
Reimbursement of distribution fees	—	—	—	—	—	98,218

Total Assets	129,966,385	737,175,547	193,985,503	93,834,260	315,813,532	393,838,476

LIABILITIES
Payables:
Investment securities purchased	202,778	5,013,042	2,436,120	839,035	—	2,747,106
Collateral for securities on loan (Note 5)	—	80,370,106	21,254,482	—	—	—
Foreign taxes on stock dividends	—	—	—	—	—	385,073
Investment advisory fees (Note 2)	140,828	542,349	137,990	113,019	349,830	478,220
Custodian fees	—	—	2,167	—	—	—
Accrued expenses	—	—	108,234	—	—	—

Total Liabilities	343,606	85,925,497	23,938,993	952,054	349,830	3,610,399

NET ASSETS	$129,622,779	$651,250,050	$170,046,510	$92,882,206	$315,463,702	$390,228,077

Net assets consist of:
Paid-in capital	$143,246,119	$578,544,440	$165,222,145	$66,156,734	$286,230,625	$436,584,410
Undistributed net investment income	1,235,457	14,410,596	4,042,788	1,344,870	1,634,773	4,632,113
Accumulated net realized loss	(7,069,227)	(7,584,156)	(19,353,521)	(866,231)	(22,696,802)	(60,074,566)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,789,570)	65,879,170	20,135,098	26,246,833	50,295,106	9,086,120

NET ASSETS	$129,622,779	$651,250,050	$170,046,510	$92,882,206	$315,463,702	$390,228,077

Shares outstanding	6,700,000	8,600,000	26,100,000	1,550,000	13,050,000	36,600,000

Net asset value per share	$19.35	$75.73	$6.52	$59.92	$24.17	$10.66

[a]	Securities on loan with market values of $-, $76,033,491, $19,855,109, $-, $- and $-, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations

iSHARES®, INC.

Year Ended August 31, 2004

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund
NET INVESTMENT INCOME
Dividends[a]	$6,459,328	$10,949,012	$5,303,731	$37,752,347[b]	$14,855,386	$5,523,994
Interest[b]	1,440	7,763	2,115	21,011	2,312	4,561
Securities lending income[b]	35,332	—	—	1,612,316	208,399	—

Total investment income	6,496,100	10,956,775	5,305,846	39,385,674	15,066,097	5,528,555

EXPENSES (Note 2)
Investment advisory fees	915,983	1,782,540	2,058,670	10,195,674	2,474,937	1,177,810
Distribution fees	314,500	518,750	739,089	—	876,349	399,705
Stock dividend taxes	—	—	—	302,416	—	—

Total expenses	1,230,483	2,301,290	2,797,759	10,498,090	3,351,286	1,577,515
Less reimbursement of distribution fees	—	—	(331,405)	—	—	—

Net expenses	1,230,483	2,301,290	2,466,354	10,498,090	3,351,286	1,577,515

Net investment income	5,265,617	8,655,485	2,839,492	28,887,584	11,714,811	3,951,040

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,769,194)	45,418,023	(7,647,811)	(24,783,142)	(1,023,760)	(8,023,460)
In-kind redemptions	11,407,062	—	100,774,741	59,382,027	24,557,258	—
Foreign currency transactions	48,557	(310,291)	80,273	(30,236)	6,585	(9,152)

Net realized gain (loss)	9,686,425	45,107,732	93,207,203	34,568,649	23,540,083	(8,032,612)

Net change in unrealized appreciation (depreciation) on:
Investments	7,651,304	22,990,386	(24,883,855)	(1,667,217)	25,672,038	10,040,748
Translation of assets and liabilities in foreign currencies	5	33,892	2,118	(73,121)	31	—

Net change in unrealized appreciation (depreciation)	7,651,309	23,024,278	(24,881,737)	(1,740,338)	25,672,069	10,040,748

Net realized and unrealized gain	17,337,734	68,132,010	68,325,466	32,828,311	49,212,152	2,008,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,603,351	$76,787,495	$71,164,958	$61,715,895	$60,926,963	$5,959,176

[a]	Net of foreign withholding tax of $52,607, $1,470,957, $935,953, $4,547,228, $- and $1,676,097, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

78	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year Ended August 31, 2004

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$2,218,004	$22,120,292	$6,814,159	$2,781,059	$4,530,372	$9,206,062
Interest[b]	726	3,144	1,096	209	3,956	1,871
Securities lending income[b]	—	144,332	71,380	—	—	—

Total investment income	2,218,730	22,267,768	6,886,635	2,781,268	4,534,328	9,207,933

EXPENSES (Note 2)
Investment advisory fees	598,057	2,664,892	751,097	647,324	1,851,713	2,810,061
Distribution fees	194,535	—	328,530	180,539	507,356	787,666
Custodian fees and expenses	—	—	111,362	—	—	—
Directors’ fees	—	—	4,985	—	—	—
Professional fees	—	—	28,837	—	—	—
Federal and state registration fees	—	—	1,669	—	—	—
Insurance	—	—	1,524	—	—	—
Printing	—	—	34,904	—	—	—
AMEX listing fee	—	—	450	—	—	—
Stock dividend taxes	—	—	—	—	1,580	1,020,279

Total expenses	792,592	2,664,892	1,263,358	827,863	2,360,649	4,618,006
Less reimbursement of distribution fees	—	—	—	—	—	(98,218)

Net expenses	792,592	2,664,892	1,263,358	827,863	2,360,649	4,519,788

Net investment income	1,426,138	19,602,876	5,623,277	1,953,405	2,173,679	4,688,145

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(163,467)	(4,591,423)	(4,108,531)	(438,406)	(14,435,168)	(20,138,794)
In-kind redemptions	10,599,999	17,435,458	4,389,133	7,768,296	—	—
Foreign currency transactions	286	51,192	(16,112)	(13,440)	133,044	(56,032)

Net realized gain (loss)	10,436,818	12,895,227	264,490	7,316,450	(14,302,124)	(20,194,826)

Net change in unrealized appreciation (depreciation) on:
Investments	(648,455)	43,122,222	23,413,236	13,796,315	4,228,087	(8,410,390)
Translation of assets and liabilities in foreign currencies	3,551	(4,594)	206	(11,584)	—	(17,075)

Net change in unrealized appreciation (depreciation)	(644,904)	43,117,628	23,413,442	13,784,731	4,228,087	(8,427,465)

Net realized and unrealized gain (loss)	9,791,914	56,012,855	23,677,932	21,101,181	(10,074,037)	(28,622,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,218,052	$75,615,731	$29,301,209	$23,054,586	$(7,900,358)	$(23,934,146)

[a]	Net of foreign withholding tax of $-, $764,179, $1,298,086, $57,040, $895,875 and $2,272,445, respectively.
[b]	Includes income earned from affiliates of the Funds’ investment adviser. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,265,617	$2,634,052	$8,655,485	$2,200,072	$2,839,492	$4,043,853
Net realized gain (loss)	9,686,425	3,417,876	45,107,732	(38,109,067)	93,207,203	43,873,019
Net change in unrealized appreciation (depreciation)	7,651,309	12,038,862	23,024,278	53,071,314	(24,881,737)	100,028,939

Net increase in net assets resulting from operations	22,603,351	18,090,790	76,787,495	17,162,319	71,164,958	147,945,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,470,639)	(2,180,684)	(5,717,313)	(733,550)	(4,394,348)	(1,067,330)

Total distributions to shareholders	(4,470,639)	(2,180,684)	(5,717,313)	(733,550)	(4,394,348)	(1,067,330)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	106,224,512	8,283,804	265,754,092	52,276,580	98,535,887	505,287,212
Cost of shares redeemed	(32,899,563)	(13,383,892)	(230,355,301)	(49,458,528)	(343,415,496)	(215,179,302)

Net increase (decrease) in net assets from capital share transactions	73,324,949	(5,100,088)	35,398,791	2,818,052	(244,879,609)	290,107,910

INCREASE (DECREASE) IN NET ASSETS	91,457,661	10,810,018	106,468,973	19,246,821	(178,108,999)	436,986,391

NET ASSETS:
Beginning of year	87,540,765	76,730,747	103,034,611	83,787,790	503,406,814	66,420,423

End of year	$178,998,426	$87,540,765	$209,503,584	$103,034,611	$325,297,815	$503,406,814

Undistributed net investment income included in net assets at end of year	$3,368,610	$2,067,131	$4,543,117	$1,915,236	$1,875,638	$3,350,221

SHARES ISSUED AND REDEEMED:
Shares sold	8,000,000	800,000	18,600,000	5,350,000	7,200,000	53,800,000
Shares redeemed	(2,600,000)	(1,200,000)	(14,700,000)	(7,000,000)	(25,600,000)	(19,700,000)

Net increase (decrease) in shares outstanding	5,400,000	(400,000)	3,900,000	(1,650,000)	(18,400,000)	34,100,000

See notes to financial statements.

80	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	For the year ended August 31, 2004	For the Period April 7, 2003[a] to August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,887,584	$707,065	$11,714,811	$4,118,499	$3,951,040	$1,483,772
Net realized gain (loss)	34,568,649	(485,246)	23,540,083	(1,557,634)	(8,032,612)	(1,306,184)
Net change in unrealized appreciation (depreciation)	(1,740,338)	29,806,894	25,672,069	32,371,162	10,040,748	4,269,454

Net increase in net assets resulting from operations	61,715,895	30,028,713	60,926,963	34,932,027	5,959,176	4,447,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,998,228)	—	(6,211,899)	(2,327,202)	(2,163,298)	(1,342,811)

Total distributions to shareholders	(4,998,228)	—	(6,211,899)	(2,327,202)	(2,163,298)	(1,342,811)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,833,607,273	267,817,496	262,371,854	168,140,088	180,819,437	22,654,462
Cost of shares redeemed	(229,574,799)	—	(117,791,065)	(49,620,095)	(60,126,782)	(19,290,970)

Net increase in net assets from capital share transactions	1,604,032,474	267,817,496	144,580,789	118,519,993	120,692,655	3,363,492

INCREASE IN NET ASSETS	1,660,750,141	297,846,209	199,295,853	151,124,818	124,488,533	6,467,723

NET ASSETS:
Beginning of period	297,846,209	—	250,626,940	99,502,122	99,729,580	93,261,857

End of period	$1,958,596,350	$297,846,209	$449,922,793	$250,626,940	$224,218,113	$99,729,580

Undistributed net investment income included in net assets at end of period	$24,561,384	$702,264	$8,931,316	$3,358,893	$2,754,991	$976,401

SHARES ISSUED AND REDEEMED:
Shares sold	11,350,000	2,200,000	25,650,000	21,525,000	26,925,000	3,975,000
Shares redeemed	(1,450,000)	—	(12,150,000)	(6,225,000)	(9,300,000)	(3,750,000)

Net increase in shares outstanding	9,900,000	2,200,000	13,500,000	15,300,000	17,625,000	225,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific Ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,426,138	$791,154	$19,602,876	$5,444,061	$5,623,277	$2,205,148
Net realized gain (loss)	10,436,818	(11,129,490)	12,895,227	188,729	264,490	(4,645,255)
Net change in unrealized appreciation (depreciation)	(644,904)	16,146,586	43,117,628	27,848,209	23,413,442	11,587,071

Net increase in net assets resulting from operations	11,218,052	5,808,250	75,615,731	33,480,999	29,301,209	9,146,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(788,654)	(1,985,056)	(9,962,572)	(2,734,116)	(3,170,833)	(1,331,268)

Total distributions to shareholders	(788,654)	(1,985,056)	(9,962,572)	(2,734,116)	(3,170,833)	(1,331,268)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	228,974,858	35,186,944	424,290,639	104,747,751	49,430,368	17,230,968
Cost of shares redeemed	(169,936,912)	(49,848,527)	(61,991,273)	(17,225,922)	(13,716,664)	(4,970,610)

Net increase (decrease) in net assets from capital share transactions	59,037,946	(14,661,583)	362,299,366	87,521,829	35,713,704	12,260,358

INCREASE (DECREASE) IN NET ASSETS	69,467,344	(10,838,389)	427,952,525	118,268,712	61,844,080	20,076,054

NET ASSETS:
Beginning of year	60,155,435	70,993,824	223,297,525	105,028,813	108,202,430	88,126,376

End of year	$129,622,779	$60,155,435	$651,250,050	$223,297,525	$170,046,510	$108,202,430

Undistributed net investment income included in net assets at end of year	$1,235,457	$597,687	$14,410,596	$4,181,906	$4,042,788	$1,491,917

SHARES ISSUED AND REDEEMED:
Shares sold	12,300,000	2,500,000	5,900,000	1,900,000	8,200,000	3,500,000
Shares redeemed	(9,600,000)	(3,700,000)	(900,000)	(300,000)	(2,200,000)	(1,000,000)

Net increase (decrease) in shares outstanding	2,700,000	(1,200,000)	5,000,000	1,600,000	6,000,000	2,500,000

See notes to financial statements.

82	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	For the year ended August 31, 2004	For the period February 3, 2003[a] to August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003	For the year ended August 31, 2004	For the year ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,953,405	$1,528,524	$2,173,679	$1,123,273	$4,688,145	$643,699
Net realized gain (loss)	7,316,450	(473,013)	(14,302,124)	(4,733,350)	(20,194,826)	(15,291,942)
Net change in unrealized appreciation (depreciation)	13,784,731	12,462,102	4,228,087	18,288,979	(8,427,465)	52,075,339

Net increase (decrease) in net assets resulting from operations	23,054,586	13,517,613	(7,900,358)	14,678,902	(23,934,146)	37,427,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,182,948)	—	(1,814,739)	—	(637,002)	—

Total distributions to shareholders	(2,182,948)	—	(1,814,739)	—	(637,002)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,747,859	68,396,211	213,845,316	66,418,682	223,498,562	55,256,747
Cost of shares redeemed	(24,651,115)	—	(43,152,032)	(22,948,093)	(43,426,617)	—

Net increase (decrease) in net assets from capital share transactions	(9,903,256)	68,396,211	170,693,284	43,470,589	180,071,945	55,256,747

INCREASE IN NET ASSETS	10,968,382	81,913,824	160,978,187	58,149,491	155,500,797	92,683,843

NET ASSETS:
Beginning of period	81,913,824	—	154,485,515	96,336,024	234,727,280	142,043,437

End of period	$92,882,206	$81,913,824	$315,463,702	$154,485,515	$390,228,077	$234,727,280

Undistributed net investment income included in net assets at end of period	$1,344,870	$1,587,853	$1,634,773	$1,142,788	$4,632,113	$637,002

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	1,750,000	8,150,000	3,300,000	18,800,000	5,650,000
Shares redeemed	(450,000)	—	(1,800,000)	(1,150,000)	(3,950,000)	—

Net increase (decrease) in shares outstanding	(200,000)	1,750,000	6,350,000	2,150,000	14,850,000	5,650,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$11.22	$9.36	$9.24	$9.93	$9.99

Income from investment operations:
Net investment income[a]	0.45	0.32	0.23	0.24	0.23
Net realized and unrealized gain (loss)	2.32	1.81	(0.07)	(0.71)	(0.04)

Total from investment operations	2.77	2.13	0.16	(0.47)	0.19

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.04)	(0.20)	(0.23)
Return of capital	—	—	—	(0.02)	(0.02)

Total distributions	(0.43)	(0.27)	(0.04)	(0.22)	(0.25)

Net asset value, end of year	$13.56	$11.22	$9.36	$9.24	$9.93

Total return	24.95%	23.33%	1.74%	(4.77)%	1.84%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$178,998	$87,541	$76,731	$57,312	$61,574
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.95%
Ratio of net investment income to average net assets	3.37%	3.21%	2.47%	2.54%	2.22%
Portfolio turnover rate[b]	9%	8%	5%	23%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period From Jul. 10, 2000[g] to Aug. 31, 2000
Net asset value, beginning of period	$12.19	$8.30	$11.20	$19.25	$20.22

Income from investment operations:
Net investment income[c]	0.55	0.32	0.38	0.68	0.02
Net realized and unrealized gain (loss)	4.49	3.68	(3.28)	(8.09)	(0.63)

Total from investment operations	5.04	4.00	(2.90)	(7.41)	(0.61)

Less distributions from:
Net investment income	(0.27)	(0.11)	—	(0.56)	(0.02)
Net realized gain	—	—	—	—	(0.34)
Return of capital	—	—	—	(0.08)	—

Total distributions	(0.27)	(0.11)	—	(0.64)	(0.36)

Net asset value, end of period	$16.96	$12.19	$8.30	$11.20	$19.25

Total return	41.42%	48.85%	(25.89)%	(38.52)%	(2.97)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$209,504	$103,035	$83,788	$14,004	$18,283
Ratio of expenses to average net assets[f]	0.96%	0.99%	0.99%	0.99%	0.99%[a]
Ratio of net investment income to average net assets[f]	3.59%	3.59%	3.50%	4.44%	0.77%[b]
Portfolio turnover rate[d]	106%	85%	103%	43%	64%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.40%.
[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 0.37%.
[c]	Based on average shares outstanding throughout each period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.25	$9.49	$10.70	$16.94	$13.22

Income from investment operations:
Net investment income[c]	0.11	0.10	0.07	0.05	0.70
Net realized and unrealized gain (loss)	2.17	2.69	(1.27)	(5.92)	8.08

Total from investment operations	2.28	2.79	(1.20)	(5.87)	8.78

Less distributions from:
Net investment income	(0.20)	(0.03)	(0.01)	(0.02)	(0.55)
Net realized gain	—	—	—	(0.31)	(4.39)
Return of capital	—	—	—	(0.04)	(0.12)

Total distributions	(0.20)	(0.03)	(0.01)	(0.37)	(5.06)

Net asset value, end of year	$14.33	$12.25	$9.49	$10.70	$16.94

Total return	18.70%	29.47%	(11.23)%	(34.95)%	67.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$325,298	$503,407	$66,420	$28,889	$22,028
Ratio of expenses to average net assets	0.70%[e]	0.84%	0.84%	0.84%	1.17%[a]
Ratio of net investment income to average net assets	0.81%[f]	0.98%	0.70%	0.44%	4.07%[b]
Portfolio turnover rate[d]	10%	10%	5%	63%	64%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.19%.
[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 4.05%.
[c]	Based on average shares outstanding throughout each period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.71%.

See notes to financial statements.

86	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2004	Period from Apr. 7, 2003[e] to Aug. 31, 2003
Net asset value, beginning of period	$135.38	$101.25

Income from investment operations:
Net investment income[a]	3.38	0.78
Net realized and unrealized gain	23.92	33.35

Total from investment operations	27.30	34.13

Less distributions from:
Net investment income	(0.81)	—

Total distributions	(0.81)	—

Net asset value, end of period	$161.87	$135.38

Total return	20.21%	33.72%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,958,596	$297,846
Ratio of expenses to average net assets[c]	0.76%	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.74%	0.72%
Ratio of net investment income to average net assets[c]	2.10%	1.58%
Portfolio turnover rate[d]	8%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$9.03	$7.99	$8.93	$13.24	$11.83

Income from investment operations:
Net investment income[a]	0.28	0.23	0.23	0.23	0.33
Net realized and unrealized gain (loss)	1.75	0.95	(1.11)	(4.30)	1.42

Total from investment operations	2.03	1.18	(0.88)	(4.07)	1.75

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.06)	(0.23)	(0.32)
Return of capital	—	—	—	(0.01)	(0.02)

Total distributions	(0.15)	(0.14)	(0.06)	(0.24)	(0.34)

Net asset value, end of year	$10.91	$9.03	$7.99	$8.93	$13.24

Total return	22.69%	15.14%	(9.94)%	(30.88)%	14.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$449,923	$250,627	$99,502	$52,946	$79,479
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	2.78%	3.06%	2.56%	2.11%	2.57%
Portfolio turnover rate[b]	5%	10%	15%	43%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$5.99	$5.68	$5.11	$5.96	$5.59

Income from investment operations:
Net investment income[a]	0.13	0.10	0.08	0.06	0.05
Net realized and unrealized gain (loss)	0.52	0.30	0.52	(0.85)	0.37

Total from investment operations	0.65	0.40	0.60	(0.79)	0.42

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)
Return of capital	—	—	—	(0.00)[c]	(0.00)[c]

Total distributions	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)

Net asset value, end of year	$6.54	$5.99	$5.68	$5.11	$5.96

Total return	11.01%	7.39%	11.82%	(13.22)%	7.57%

Ratios/Supplemental data:
Net assets, end of year (000s)	$224,218	$99,730	$93,262	$80,877	$99,206
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets	1.97%	1.91%	1.53%	1.19%	0.81%
Portfolio turnover rate[b]	39%	35%	37%	37%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$15.04	$13.65	$15.35	$16.72	$13.39

Income from investment operations:
Net investment income[c]	0.26	0.19	0.32	0.17	0.06
Net realized and unrealized gain (loss)	4.26	1.72	(1.95)	(1.36)	3.69

Total from investment operations	4.52	1.91	(1.63)	(1.19)	3.75

Less distributions from:
Net investment income	(0.21)	(0.52)	(0.07)	(0.15)	—
Net realized gain	—	—	—	(0.03)	(0.42)

Total distributions	(0.21)	(0.52)	(0.07)	(0.18)	(0.42)

Net asset value, end of year	$19.35	$15.04	$13.65	$15.35	$16.72

Total return	30.28%	14.60%	(10.67)%	(7.02)%	28.20%

Ratios/Supplemental data:
Net assets, end of year (000s)	$129,623	$60,155	$70,994	$46,056	$40,127
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%	1.04%[a]
Ratio of net investment income to average net assets	1.40%	1.43%	2.05%	1.12%	0.35%[b]
Portfolio turnover rate[d]	12%	13%	8%	34%	24%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.04%.
[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.35%.
[c]	Based on average shares outstanding throughout each period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[e] to Aug. 31, 2002
Net asset value, beginning of period	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[a]	2.68	1.87	1.35
Net realized and unrealized gain	12.53	8.53	1.40

Total from investment operations	15.21	10.40	2.75

Less distributions from:
Net investment income	(1.51)	(0.88)	(0.27)

Total distributions	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$75.73	$62.03	$52.51

Total return	24.74%	20.15%	5.51%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.68%	3.47%	2.87%
Portfolio turnover rate[b]	8%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$5.38	$5.01	$5.34	$7.58	$7.93

Income from investment operations:
Net investment income[a]	0.22	0.12	0.07	0.07	0.13
Net realized and unrealized gain (loss)	1.04	0.33	(0.36)	(2.16)	(0.21)

Total from investment operations	1.26	0.45	(0.29)	(2.09)	(0.08)

Less distributions from:
Net investment income	(0.12)	(0.08)	(0.04)	(0.07)	(0.11)
Net realized gain	—	—	—	(0.06)	(0.14)
Return of capital	—	—	—	(0.02)	(0.02)

Total distributions	(0.12)	(0.08)	(0.04)	(0.15)	(0.27)

Net asset value, end of year	$6.52	$5.38	$5.01	$5.34	$7.58

Total return	23.47%	9.30%	(5.42)%	(27.89)%	(1.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$170,047	$108,202	$88,126	$73,704	$88,719
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	3.50%	2.67%	1.44%	1.15%	1.60%
Portfolio turnover rate[b]	9%	14%	9%	32%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[e] to Aug. 31, 2003
Net asset value, beginning of period	$46.81	$38.72

Income from investment operations:
Net investment income[a]	1.23	0.89
Net realized and unrealized gain	13.24	7.20

Total from investment operations	14.47	8.09

Less distributions from:
Net investment income	(1.36)	—

Total distributions	(1.36)	—

Net asset value, end of period	$59.92	$46.81

Total return	31.30%	20.89%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,882	$81,914
Ratio of expenses to average net assets[c]	0.95%	0.99%
Ratio of net investment income to average net assets[c]	2.23%	3.86%
Portfolio turnover rate[d]	13%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from May 9, 2000[h] to Aug. 31, 2000
Net asset value, beginning of period	$23.06	$21.17	$13.25	$18.16	$20.36

Income from investment operations:
Net investment income (loss)[c]	0.22	0.19	(0.00)[e]	0.09	(0.04)
Net realized and unrealized gain (loss)	1.13	1.70	7.92	(4.90)	(2.16)

Total from investment operations	1.35	1.89	7.92	(4.81)	(2.20)

Less distributions from:
Net investment income	(0.24)	—	—	(0.03)	—
Return of capital	—	—	—	(0.07)	—

Total distributions	(0.24)	—	—	(0.10)	—

Net asset value, end of period	$24.17	$23.06	$21.17	$13.25	$18.16

Total return	5.83%	8.93%	59.77%	(26.49)%	(10.81)%[g]

Ratios/Supplemental data:
Net assets, end of period (000s)	$315,464	$154,486	$96,336	$37,767	$13,622
Ratio of expenses to average net assets[g]	0.94%	0.99%	1.00%	1.01%	0.99%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[g]	0.94%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[g]	0.87%	0.98%	(0.01)%	0.64%	(0.63)%[b]
Portfolio turnover rate[d]	29%	39%	25%	39%	55%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.38%.
[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (1.02)%.
[c]	Based on average shares outstanding throughout each period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Commencement of operations.

See notes to financial statements.

94	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jun. 20, 2000[g] to Aug. 31, 2000
Net asset value, beginning of period	$10.79	$8.82	$9.01	$16.41	$19.59

Income from investment operations:
Net investment income (loss)[c]	0.14	0.04	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.25)	1.93	(0.16)	(7.37)	(2.31)

Total from investment operations	(0.11)	1.97	(0.19)	(7.40)	(2.32)

Less distributions from:
Net investment income	(0.02)	—	—	—	(0.32)
Net realized gain	—	—	—	—	(0.10)
Return of capital	—	—	—	—	(0.44)

Total distributions	(0.02)	—	—	—	(0.86)

Net asset value, end of period	$10.66	$10.79	$8.82	$9.01	$16.41

Total return	(1.10)%	22.45%	(2.11)%	(45.09)%	(12.10)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,228	$234,727	$142,043	$110,786	$42,667
Ratio of expenses to average net assets[f]	1.19%[h]	1.31%	1.33%	1.60%	1.56%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[f]	0.92%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[f]	1.23%[i]	0.43%	(0.28)%	(0.23)%	(0.28)%[b]
Portfolio turnover rate[d]	19%	15%	11%	30%	52%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 2.16%.
[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.89)%.
[c]	Based on average shares outstanding throughout each period.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Commencement of operations.
[h]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[i]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.21%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Notes to the Financial Statements

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by a particular equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

96	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices varies among markets. Such prices are generally the same as those used by MSCI in calculating the benchmark indices used by the Funds. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors (the “Board”).

SECURITY TRANSACTIONS, INCOME RECOGNITION AND EXPENSES

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Common expenses incurred by the Company prior to December 28, 2001 were allocated to the Funds based on the ratio of average net assets of each Fund to the combined net assets of all funds offered by the Company, or other appropriate method. Other expenses, directly related to a specific fund, were charged to that fund. The expenses for the iShares MSCI Singapore Index Fund are still allocated to that Fund using this methodology. Additional details of the current expense structure may be found in Note 2.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rates utilized by MSCI in the calculation of the relevant MSCI Indices (currently, the exchange rates as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate. With respect to the iShares MSCI Brazil Index Fund, currency values are converted into U.S. dollars as of the close of the Brazilian markets (3:00 p.m. Eastern Standard Time or 4:00 p.m. Eastern Daylight Saving Time).

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

South Korea and Taiwan may levy taxes on stock dividends at rates of 16.5% and up to 20.0%, respectively, based on the par value of stock dividends received by the iShares MSCI Emerging Markets, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Continued)

iSHARES®, INC.

At August 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Australia	$5,429,570	$14,568,318	$(8,552,044)	$11,445,844
Brazil	4,543,117	34,654,996	(56,661,406)	(17,463,293)
Canada	1,875,638	56,305,316	(8,775,862)	49,405,092
Emerging Markets	24,561,384	25,136,070	(22,328,076)	27,369,378
Hong Kong	8,935,684	35,590,687	(15,066,533)	29,459,838
Malaysia	2,837,795	34,334,322	(28,969,579)	8,202,538
Mexico	1,235,457	(8,061,393)	(6,797,404)	(13,623,340)
Pacific ex-Japan	18,973,843	59,784,427	(6,052,660)	72,705,610
Singapore	4,608,572	17,491,740	(17,275,947)	4,824,365
South Africa	1,344,870	26,207,263	(826,661)	26,725,472
South Korea	1,634,773	43,579,808	(15,981,504)	29,233,077
Taiwan	4,632,113	(8,554,539)	(42,433,907)	(46,356,333)

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the years ended August 31, 2004 and August 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2004.

From November 1, 2003 to August 31, 2004, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2005, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital/net Foreign Currency Losses
Australia	$402,651
Canada	5,510,655
Emerging Markets	21,487,298
Hong Kong	807,840
Malaysia	6,822,635
Mexico	12,912
Pacific ex-Japan	3,160,085
Singapore	3,780,444
South Africa	133,060
South Korea	10,890,832
Taiwan	12,082,009

98	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards at August 31, 2004, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Total
Australia	$674,889	$630,985	$1,971,994	$3,625,203	$650,082	$596,240	$8,149,393
Brazil	—	—	—	—	56,661,406	—	56,661,406
Canada	—	—	—	780,114	21,276	2,463,817	3,265,207
Emerging Markets	—	—	—	—	—	840,778	840,778
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	14,258,693
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	22,146,944
Mexico	—	—	—	1,319,032	2,329,290	3,136,170	6,784,492
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	2,892,575
Singapore	—	—	—	4,810,766	4,428,316	4,256,421	13,495,503
South Africa	—	—	—	—	—	693,601	693,601
South Korea	—	—	556,540	666,642	504,041	3,363,449	5,090,672
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	30,351,898

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

If any of the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”, such Funds may elect to mark-to-market annually the shares of the passive foreign investment companies, and would be required to distribute to shareholders any such mark-to-market gains.

At August 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$183,402,296	$17,826,492	$(3,252,305)	$14,574,187
Brazil	174,048,727	35,546,190	(900,612)	34,645,578
Canada	268,394,704	58,845,751	(2,542,716)	56,303,035
Emerging Markets	2,372,041,001	120,847,171	(95,635,748)	25,211,423
Hong Kong	470,725,223	46,451,492	(10,860,752)	35,590,740
Malaysia	189,896,602	37,786,317	(3,451,995)	34,334,322
Mexico	137,682,281	667,369	(8,727,906)	(8,060,537)
Pacific ex-Japan	667,077,445	66,259,242	(6,464,127)	59,795,115
Singapore	172,337,695	19,870,766	(2,379,348)	17,491,418
South Africa	66,421,742	26,782,064	(564,958)	26,217,106
South Korea	271,772,096	54,484,325	(10,904,517)	43,579,808
Taiwan	396,443,371	26,162,354	(34,706,883)	(8,544,529)

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Continued)

iSHARES®, INC.

For the year ended August 31, 2004, each Fund reclassified certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. At August 31, 2004 a portion of certain Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended on December 28, 2001, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

Prior to December 28, 2001 and pursuant to the prior investment advisory agreement, the investment advisory fee earned by and paid to BGFA with respect to each Fund was reduced by the aggregate of such Fund’s fees and expenses (subject to the exceptions in the prior sentence). BGFA also agreed to reimburse each Fund to the extent that the expenses of any Fund (subject to the same exceptions) exceeded the investment advisory fee as stated in the investment advisory fee tables below. These fee reduction and reimbursement provisions still apply to the iShares MSCI Singapore Index Fund.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

100	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate net assets of these four Funds as follows:

Investment Advisory Fee	Aggregate Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the average net assets of the Fund of 0.50%. For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average net assets of the Fund excluding any investments in other iShares Funds, of 0.75%.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the relevant MSCI indices. Under a sub-license agreement between BGI and the Funds, the fees for the use of such MSCI indices are paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2004, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$35,359
Emerging Markets	1,628,142
Hong Kong	208,626
Pacific ex-Japan Index	144,839
Singapore	71,444

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from each Fund, not to exceed 0.25% of the average daily net assets of such Fund, for distribution-related expenses and services. At the Board meeting held on March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

For the year ended August 31, 2004, the Distributor voluntarily reimbursed the iShares MSCI Canada Index Fund and iShares MSCI Taiwan Index Fund for distribution fees in the amount of $331,405 and $98,218, respectively.

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Continued)

iSHARES®, INC.

Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended August 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in the shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of August 31, 2004, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the investments of each Fund in shares of issuers affiliated with BGFA for the year ended August 31, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (In 000’s)	Gross Additions (In 000’s)	Gross Reductions (In 000’s)	Number of Shares Held End of Year (In 000’s)	Value At End of Year	Dividend and Interest Income	Net Realized Gain
Australia
IMMF	1	24,501	24,382	120	$119,722	$1,440	$—

Brazil
IMMF	370	107,818	107,207	981	980,912	7,763	—

Canada
IMMF	308	30,190	30,299	199	199,282	2,115	—

Emerging Markets
IMMF	886	198,500	193,954	5,432	5,431,771	21,011	—
iShares MSCI Malaysia Index Fund	295	966	408	851	5,488,924	52,919	108,056
iShares MSCI South Korea Index Fund	123	353	177	299	7,241,729	43,908	82,820
iShares MSCI Taiwan Index Fund	392	1,297	724	965	10,268,622	15,757	5,575

Hong Kong
IMMF	148	42,385	42,320	213	213,217	2,312	—

102	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (In 000’s)	Gross Additions (In 000’s)	Gross Reductions (In 000’s)	Number of Shares Held End of Year (In 000’s)	Value At End of Year	Dividend and Interest Income	Net Realized Gain
Malaysia
IMMF	174	45,498	45,278	394	$393,844	$4,561	$—

Mexico
IMMF	27	6,177	6,119	85	85,281	726	—

Pacific Ex-japan
IMMF	359	55,916	55,967	308	307,648	3,144	—

Singapore
IMMF	28	15,257	15,198	87	87,362	1,096	—

South Africa
IMMF	13	3,225	3,180	58	57,702	209	—

South Korea
IMMF	246	38,006	37,531	721	720,743	3,956	—

Taiwan
IMMF	226	28,776	28,636	366	365,977	1,871	—

Certain Funds invested cash collateral from securities on loan in the IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for securities on loan, the information reported above for these Funds does not include the Funds’ holdings of the IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2004, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2004, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$14,768,995	$14,421,073
Brazil	279,960,556	243,070,923
Canada	33,702,225	37,174,564
Emerging Markets	143,536,841	111,263,465
Hong Kong	26,702,890	21,583,667
Malaysia	199,838,254	77,629,758
Mexico	12,971,679	12,300,994
Pacific ex-Japan	51,607,841	43,011,130
Singapore	16,057,621	14,734,199
South Africa	11,180,726	11,470,917
South Korea	243,990,938	73,615,641
Taiwan	254,102,662	72,002,981

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the year ended August 31, 2004, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$105,452,914	$32,807,809
Canada	97,159,404	339,738,649
Emerging Markets	1,810,567,056	224,647,444
Hong Kong	261,689,199	116,865,940
Mexico	228,413,647	169,460,634
Pacific ex-Japan	420,883,626	61,513,894
Singapore	49,322,629	13,553,027
South Africa	14,738,796	24,635,199

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value equal to at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

104	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at August 31, 2004, and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	105

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, each a portfolio of the iShares MSCI Index Fund Series (the “Funds”), at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Funds as of August 31, 2000 and the year then ended were audited by other auditors, whose report dated October 13, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2004

106	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2004, certain of the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$6,511,935	$47,468
Brazil	12,419,969	1,334,273
Canada	6,239,684	935,953
Emerging Markets	42,299,575	4,572,123
Malaysia	7,200,091	1,571,800
Pacific ex-Japan	22,884,471	567,415
Singapore	8,112,245	1,057,649
South Africa	2,838,099	57,040
South Korea	5,426,247	897,455
Taiwan	11,478,507	3,292,724

Under Section 854(b)(2) of the Code, certain of the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2004:

iShares MSCI Index Fund	Qualified Dividend Income
Australia	$4,752,630
Brazil	254,583
Canada	3,855,718
Emerging Markets	31,005,416
Pacific ex-Japan	10,722,179
South Africa	1,997,005
South Korea	3,204,178

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

TAX INFORMATION	107

S upplemental Information (Unaudited)

iSHARES®, INC.

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. In the case of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, the NAVs of which are determined prior to the opening of the regular trading day on the American Stock Exchange (the “AMEX”), the Market Price is determined using the midpoint of the bid/ask spread as of the opening of regular trading on the AMEX. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. Except as noted below, the information shown for each Fund is for the period from January 1, 1999 through June 30, 2004, the date of the most recent calendar quarter end. The information shown for the iShares MSCI Brazil, iShare MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds is for each full calendar quarter completed after the inception date of each Fund through June 30, 2004. Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 2.5%	11	0.80%
Greater than 2.0% and Less than 2.5%	17	1.23
Greater than 1.5% and Less than 2.0%	65	4.71
Greater than 1.0% and Less than 1.5%	151	10.94
Greater than 0.5% and Less than 1.0%	308	22.32
Between 0.5% and – 0.5%	630	45.65
Less than – 0.5% and Greater than – 1.0%	115	8.33
Less than – 1.0% and Greater than – 1.5%	43	3.12
Less than – 1.5% and Greater than – 2.0%	25	1.81
Less than – 2.0% and Greater than – 2.5%	7	0.51
Less than – 2.5%	8	0.58

	1,380	100.00%

108	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Brazil Index Fund

Period Covered: October 1, 2000 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 3.0%	7	0.75%
Greater than 2.5% and Less than 3.0%	14	1.49
Greater than 2.0% and Less than 2.5%	23	2.45
Greater than 1.5% and Less than 2.0%	37	3.94
Greater than 1.0% and Less than 1.5%	86	9.16
Greater than 0.5% and Less than 1.0%	157	16.72
Between 0.5% and – 0.5%	368	39.19
Less than – 0.5% and Greater than – 1.0%	108	11.50
Less than – 1.0% and Greater than – 1.5%	38	4.05
Less than – 1.5% and Greater than – 2.0%	36	3.83
Less than – 2.0% and Greater than – 2.5%	25	2.66
Less than – 2.5% and Greater than – 3.0%	11	1.17
Less than – 3.0% and Greater than – 3.5%	8	0.85
Less than – 3.5% and Greater than – 4.0%	7	0.75
Less than – 4.0% and Greater than – 4.5%	6	0.64
Less than – 4.5%	8	0.85

	939	100.00%

iShares MSCI Canada Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.43%
Greater than 2.5% and Less than 3.0%	17	1.23
Greater than 2.0% and Less than 2.5%	25	1.81
Greater than 1.5% and Less than 2.0%	56	4.06
Greater than 1.0% and Less than 1.5%	117	8.48
Greater than 0.5% and Less than 1.0%	237	17.17
Between 0.5% and – 0.5%	725	52.55
Less than – 0.5% and Greater than – 1.0%	134	9.71
Less than – 1.0% and Greater than – 1.5%	45	3.26
Less than – 1.5% and Greater than – 2.0%	10	0.72
Less than – 2.0%	8	0.58

	1,380	100.00%

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Index Fund

Period Covered: April 1, 2003 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 1.5%	12	4.78%
Greater than 1.0% and Less than 1.5%	27	10.76
Greater than 0.5% and Less than 1.0%	82	32.67
Between 0.5% and – 0.5%	112	44.61
Less than – 0.5% and Greater than – 1.0%	13	5.18
Less than – 1.0% and Greater than – 1.5%	3	1.20
Less than – 1.5%	2	0.80

	251	100.00%

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 3.5%	13	0.94%
Greater than 3.0% and Less than 3.5%	6	0.43
Greater than 2.5% and Less than 3.0%	10	0.72
Greater than 2.0% and Less than 2.5%	31	2.25
Greater than 1.5% and Less than 2.0%	65	4.71
Greater than 1.0% and Less than 1.5%	132	9.57
Greater than 0.5% and Less than 1.0%	213	15.43
Between 0.5% and – 0.5%	464	33.64
Less than – 0.5% and Greater than – 1.0%	171	12.39
Less than – 1.0% and Greater than – 1.5%	104	7.54
Less than – 1.5% and Greater than – 2.0%	78	5.65
Less than – 2.0% and Greater than – 2.5%	41	2.97
Less than – 2.5% and Greater than – 3.0%	26	1.88
Less than – 3.0% and Greater than – 3.5%	11	0.80
Less than – 3.5% and Greater than – 4.0%	9	0.65
Less than – 4.0%	6	0.43

	1,380	100.00%

110	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 6.0%	147	10.65%
Greater than 5.5% and Less than 6.0%	4	0.29
Greater than 5.0% and Less than 5.5%	6	0.43
Greater than 4.5% and Less than 5.0%	3	0.22
Greater than 4.0% and Less than 4.5%	10	0.72
Greater than 3.5% and Less than 4.0%	16	1.16
Greater than 3.0% and Less than 3.5%	15	1.09
Greater than 2.5% and Less than 3.0%	19	1.38
Greater than 2.0% and Less than 2.5%	42	3.04
Greater than 1.5% and Less than 2.0%	63	4.57
Greater than 1.0% and Less than 1.5%	84	6.09
Greater than 0.5% and Less than 1.0%	111	8.04
Between 0.5% and – 0.5%	258	18.69
Less than – 0.5% and Greater than – 1.0%	104	7.54
Less than – 1.0% and Greater than – 1.5%	107	7.75
Less than – 1.5% and Greater than – 2.0%	89	6.45
Less than – 2.0% and Greater than – 2.5%	84	6.09
Less than – 2.5% and Greater than – 3.0%	62	4.49
Less than – 3.0% and Greater than – 3.5%	47	3.41
Less than – 3.5% and Greater than – 4.0%	27	1.96
Less than – 4.0% and Greater than – 4.5%	27	1.96
Less than – 4.5% and Greater than – 5.0%	14	1.01
Less than – 5.0% and Greater than – 5.5%	4	0.29
Less than – 5.5% and Greater than – 6.0%	8	0.58
Less than – 6.0%	29	2.10

	1,380	100.00%

iShares MSCI Mexico Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 2.5%	5	0.36%
Greater than 2.0% and Less than 2.5%	13	0.94
Greater than 1.5% and Less than 2.0%	48	3.48
Greater than 1.0% and Less than 1.5%	118	8.55
Greater than 0.5% and Less than 1.0%	206	14.93
Between 0.5% and – 0.5%	602	43.63
Less than – 0.5% and Greater than – 1.0%	203	14.71
Less than – 1.0% and Greater than – 1.5%	111	8.04
Less than – 1.5% and Greater than – 2.0%	41	2.97
Less than – 2.0% and Greater than – 2.5%	16	1.16
Less than – 2.5% and Greater than – 3.0%	12	0.87
Less than – 3.0%	5	0.36

	1,380	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2002 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.64%
Greater than 2.5% and Less than 3.0%	6	0.96
Greater than 2.0% and Less than 2.5%	10	1.59
Greater than 1.5% and Less than 2.0%	55	8.77
Greater than 1.0% and Less than 1.5%	163	26.00
Greater than 0.5% and Less than 1.0%	155	24.72
Between 0.5% and – 0.5%	208	33.17
Less than – 0.5% and Greater than – 1.0%	19	3.03
Less than – 1.0% and Greater than – 1.5%	5	0.80
Less than – 1.5%	2	0.32

	627	100.00%

iShares MSCI Singapore Index Fund

Period Covered: January 1, 1999 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 3.0%	10	0.72%
Greater than 2.5% and Less than 3.0%	14	1.01
Greater than 2.0% and Less than 2.5%	32	2.32
Greater than 1.5% and Less than 2.0%	64	4.64
Greater than 1.0% and Less than 1.5%	137	9.93
Greater than 0.5% and Less than 1.0%	133	9.64
Between 0.5% and – 0.5%	366	26.52
Less than – 0.5% and Greater than – 1.0%	180	13.04
Less than – 1.0% and Greater than – 1.5%	155	11.23
Less than – 1.5% and Greater than – 2.0%	93	6.74
Less than – 2.0% and Greater than – 2.5%	76	5.51
Less than – 2.5% and Greater than – 3.0%	43	3.12
Less than – 3.0% and Greater than – 3.5%	30	2.17
Less than – 3.5% and Greater than – 4.0%	23	1.67
Less than – 4.0% and Greater than – 4.5%	10	0.72
Less than – 4.5% and Greater than – 5.0%	7	0.51
Less than – 5.0%	7	0.51

	1,380	100.00%

112	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Africa Index Fund

Period Covered: April 1, 2003 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.64%
Greater than 1.0% and Less than 1.5%	19	6.05
Greater than 0.5% and Less than 1.0%	52	16.56
Between 0.5% and – 0.5%	212	67.51
Less than – 0.5% and Greater than – 1.0%	20	6.37
Less than – 1.0% and Greater than – 1.5%	7	2.23
Less than – 1.5%	2	0.64

	314	100.00%

iShares MSCI South Korea Index Fund

Period Covered: July 1, 2000 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 4.5%	10	1.00%
Greater than 4.0% and Less than 4.5%	3	0.30
Greater than 3.5% and Less than 4.0%	8	0.80
Greater than 3.0% and Less than 3.5%	8	0.80
Greater than 2.5% and Less than 3.0%	19	1.90
Greater than 2.0% and Less than 2.5%	43	4.29
Greater than 1.5% and Less than 2.0%	81	8.08
Greater than 1.0% and Less than 1.5%	116	11.58
Greater than 0.5% and Less than 1.0%	160	15.97
Between 0.5% and – 0.5%	300	29.93
Less than – 0.5% and Greater than – 1.0%	88	8.78
Less than – 1.0% and Greater than – 1.5%	62	6.19
Less than – 1.5% and Greater than – 2.0%	43	4.29
Less than – 2.0% and Greater than – 2.5%	27	2.69
Less than – 2.5% and Greater than – 3.0%	12	1.20
Less than – 3.0% and Greater than – 3.5%	12	1.20
Less than – 3.5%	10	1.00

	1,002	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Taiwan Index Fund

Period Covered: July 1, 2000 through June 30, 2004

	Number of Days	Percentage of Total Days
Greater than 6.0%	8	0.80%
Greater than 5.0% and Less than 6.0%	5	0.50
Greater than 4.5% and Less than 5.0%	9	0.90
Greater than 4.0% and Less than 4.5%	4	0.40
Greater than 3.5% and Less than 4.0%	17	1.70
Greater than 3.0% and Less than 3.5%	25	2.50
Greater than 2.5% and Less than 3.0%	42	4.19
Greater than 2.0% and Less than 2.5%	54	5.39
Greater than 1.5% and Less than 2.0%	113	11.28
Greater than 1.0% and Less than 1.5%	127	12.67
Greater than 0.5% and Less than 1.0%	142	14.17
Between 0.5% and – 0.5%	226	22.53
Less than – 0.5% and Greater than – 1.0%	70	6.99
Less than – 1.0% and Greater than – 1.5%	60	5.99
Less than – 1.5% and Greater than – 2.0%	40	3.99
Less than – 2.0% and Greater than – 2.5%	15	1.50
Less than – 2.5% and Greater than – 3.0%	21	2.10
Less than – 3.0% and Greater than – 3.5%	12	1.20
Less than – 3.5% and Greater than – 4.5%	5	0.50
Less than – 4.5%	7	0.70

	1,002	100.00%

114	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

DIRECTOR INFORMATION (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 97 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 124 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss (43)	Director, Chairman, and President (since June 18, 2003)	Chief Executive Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Trustee (since June 18, 2003) of iShares Trust; Board of Trustees (since 2001) for Barclays Global Investors Funds and Master Investment Portfolio.

*Nathan Most (90)	Director (since December 16, 1996)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (since 1998); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Trustee (Since 2000) and President (2000-2002) of iShares Trust.

*John E. Martinez (42)	Director (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Trustee (since December 5, 2003) of iShares Trust; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser and BGI, the parent company of BGFA. John E. Martinez is also deemed to be an “interested person” because of his affiliation with Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR INFORMATION	115

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (69)	Director (since December 16, 1996)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Trustee (since 2002) of iShares Trust; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Director (since February 28, 2002)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Board of Trustees: Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Director (since February 28, 2002)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

W. Allen Reed (57)	Director (since December 16, 1996)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

116	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Officer

Name and Age	Position	Principal Occupation(s) During Past 5 Years	Directorships Held by Officers
Michael A. Latham (39)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

DIRECTOR INFORMATION	117

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares At 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to Determine If the Fund(s) are an Appropriate Investment for You. Read the Prospectus(es) Carefully Before Investing. investing involves tisk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/ Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

1353-iS-0904

118	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800- 474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

Beginning January 31, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares®

2004 ANNUAL REPORT TO SHAREHOLDERS | AUGUST 31, 2004

iSHARES MSCI JAPAN INDEX FUND	Electronic delivery of this document may be available to you. See inside for details.

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

The Japanese market delivered gains during the 12-month reporting period ended August 31, 2004. Following a decade of economic sluggishness, Japan surprised analysts around the world during the reporting period, producing a robust 7.00% gross domestic product (“GDP”) annual growth for the fourth quarter of 2003. The impressive GDP figure – Japan’s highest level in 13 years – outpaced GDP growth during the same period in both the U.S. and Europe. The increase in GDP hinged largely on export trade, which included increased demand to the U.S. and Japan’s Asian neighbors, particularly China. By early 2004 the effects of export growth appeared to be rippling through the economy, as manufacturing levels increased, unemployment dropped, and consumer spending was revived. As the months progressed, however, Japan’s recovery appeared more fragile. In particular GDP growth for the second quarter of 2004 was half of the level predicted by some analysts. Hiring and retail sales growth faltered, bringing into question the resilience of domestic demand.

As market conditions change, we encourage you to talk with your financial adviser about what blend of investments or asset allocation can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Directors iShares, Inc.

SHAREHOLDER LETTER	1

Managers’ Discussion & Analysis

iSHARES® MSCI JAPAN INDEX FUND

Performance as of 8/31/04

Average Annual Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.32%	19.73%	20.45%	(4.89)%	(4.93)%	(4.52)%	(4.13)%	(4.05)%	(3.39)%

Cumulative Total Returns
Year Ended 8/31/04			Five Years Ended 8/31/04			Inception to 8/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.32%	19.73%	20.45%	(22.17)%	(22.33)%	(20.63)%	(30.06)%	(29.58)%	(25.34)%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/12/96). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A fund’s per share net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since fund shares typically do not trade in the secondary market until several days after fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/18/96), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

	iSHARES MSCI JAPAN INDEX FUND	MSCI JAPAN INDEX
3/12/1996	$10,000	$10,000
3/31/1996	$10,548	$10,567
4/30/1996	$11,116	$11,168
5/31/1996	$10,548	$10,593
6/30/1996	$10,629	$10,649
7/31/1996	$10,149	$10,172
8/31/1996	$9,689	$9,718
9/30/1996	$10,027	$10,054
10/31/1996	$9,344	$9,380
11/30/1996	$9,527	$9,559
12/31/1996	$8,857	$8,898
1/31/1997	$7,890	$7,929
2/28/1997	$8,060	$8,115
3/31/1997	$7,830	$7,847
4/30/1997	$8,100	$8,132
5/31/1997	$8,959	$9,030
6/30/1997	$9,635	$9,705
7/31/1997	$9,337	$9,409
8/31/1997	$8,529	$8,593
9/30/1997	$8,434	$8,463
10/31/1997	$7,630	$7,675
11/30/1997	$7,170	$7,204
12/31/1997	$6,764	$6,792
1/31/1998	$7,339	$7,398
2/28/1998	$7,366	$7,436
3/31/1998	$6,893	$6,930
4/30/1998	$6,839	$6,902
5/31/1998	$6,453	$6,523
6/30/1998	$6,541	$6,614
7/31/1998	$6,433	$6,527
8/31/1998	$5,682	$5,783
9/30/1998	$5,547	$5,625
10/31/1998	$6,461	$6,569
11/30/1998	$6,752	$6,869
12/31/1998	$7,003	$7,135
1/31/1999	$7,030	$7,186
2/28/1999	$6,868	$7,029
3/31/1999	$7,823	$8,00194
4/30/1999	$8,121	$8,338
5/31/1999	$7,687	$7,868
6/30/1999	$8,330	$8,613
7/31/1999	$9,130	$9,473
8/31/1999	$8,986	$9,406
9/30/1999	$9,564	$9,977
10/31/1999	$9,965	$10,405
11/30/1999	$10,386	$10,851
12/31/1999	$11,057	$11,524
1/31/2000	$10,557	$11,025
2/29/2000	$10,297	$10,739
3/31/2000	$11,133	$11,625
4/30/2000	$10,297	$10,751
5/31/2000	$9,777	$10,204
6/30/2000	$10,414	$10,905
7/31/2000	$9,195	$9,649
8/31/2000	$9,772	$10,274
9/30/2000	$9,313	$9,764
10/31/2000	$8,782	$9,197
11/30/2000	$8,393	$8,815
12/31/2000	$7,898	$8,279
1/31/2001	$7,778	$8,181
2/28/2001	$7,417	$7,813
3/31/2001	$7,205	$7,581
4/30/2001	$7,714	$8,096
5/31/2001	$7,693	$8,076
6/30/2001	$7,241	$7,593
7/31/2001	$6,597	$6,931
8/31/2001	$6,413	$6,735
9/30/2001	$5,883	$6,192
10/31/2001	$5,933	$6,240
11/30/2001	$5,940	$6,260
12/31/2001	$5,537	$5,837
1/31/2002	$5,091	$5,367
2/28/2002	$5,282	$5,580
3/31/2002	$5,720	$6,038
4/30/2002	$5,911	$6,246
5/31/2002	$6,293	$6,659
6/30/2002	$5,975	$6,312
7/31/2002	$5,558	$5,873
8/31/2002	$5,494	$5,811
9/30/2002	$5,247	$5,551
10/31/2002	$4,893	$5,165
11/30/2002	$5,084	$5,374
12/31/2002	$4,957	$5,235
1/31/2003	$4,759	$5,023
2/28/2003	$4,787	$5,053
3/31/2003	$4,582	$4,824
4/30/2003	$4,540	$4,786
5/31/2003	$4,752	$5,019
6/30/2003	$5,105	$5,388
7/31/2003	$5,303	$5,607
8/31/2003	$5,862	$6,198
9/30/2003	$6,201	$6,566
10/31/2003	$6,484	$6,866
11/30/2003	$6,286	$6,654
12/31/2003	$6,719	$7,116
1/31/2004	$6,832	$7,245
2/29/2004	$6,803	$7,223
3/31/2004	$7,702	$8,193
4/30/2004	$7,284	$7,749
5/31/2004	$7,030	$7,485
6/30/2004	$7,398	$7,880
7/31/2004	$6,952	$7,412
8/31/2004	$6,994	$7,466

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

2	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the 12-month period ended August 31, 2004 (the “reporting period”), the Fund returned 19.32%, while the Index returned 20.45%.

After more than a decade of anemic economic activity, the Japanese economy appeared to be headed toward recovery during the reporting period. Gross domestic product (“GDP”) growth for the fourth quarter of 2003 was a robust 7.0% annual rate - its highest growth level in 13 years, and was followed by an annual rate of 6.6% for the first quarter of 2004.

In addition to GDP growth that outpaced the U.S. and Europe, Japan saw export levels grow an annualized 17.9% during the fourth quarter, reassuring to a nation that has relied on an export-led recovery in the recent past. Domestic spending, which has been the laggard for the Japanese economy, finally rebounded when in March, household spending grew at its fastest pace in 22 years.

However, by July the picture was less optimistic and some investors worried that the recovery might be stalling. Second quarter annual GDP was reported at a disappointing 1.7%, the lowest level in five quarters. Compounding the concern, retail sales fell, and the trade surplus was lower than expected.

Among the Fund’s ten largest holdings as of August 31, 2004, performance during the reporting period was mixed. Banks generally performed well during the reporting period. Japan’s second largest bank, Mitsubishi Tokyo Financial Group Inc. (2.27% of the net assets of the Fund as of August 31, 2004), posted gains during the reporting period. Mizuho Financial Group Inc. (1.70% of the net assets of the Fund as of August 31, 2004), Japan’s largest bank, logged triple-digit gains during the reporting period.

Automobile companies generally experienced strong performance during the reporting period. Toyota Motor Corp. (6.37% of the net assets of the Fund as of August 31, 2004) and Honda Motor Co. Ltd. (2.17% of the net assets of the Fund as of August 31, 2004), both posted gains during the reporting period, benefiting from healthy export levels.

NTT DoCoMo Inc. (2.03% of the net assets of the Fund as of August 31, 2004), on the other hand, suffered losses, as did Canon Inc. (2.24% of the net assets of the Fund as of August 31, 2004). Sony Corp. (1.80% of the net assets of the Fund as of August 31, 2004) and Matsushita Electric Industrial Co. Ltd. (1.58% of the net assets of the Fund as of August 31, 2004) both experienced moderate declines.

MANAGERS’ DISCUSSION & ANALYSIS	3

Shareholder Expenses

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (March 1, 2004)	Ending Account Value (August 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (March 1 to August 31, 2004)
Actual	$1,000.00	$1,028.10	0.66%	$3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.83	0.66	3.35

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

4	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.25%
Asatsu-DK Inc.[1]	98,800	$2,628,785
Dentsu Inc.[1]	4,940	11,883,548

		14,512,333

AGRICULTURE – 0.41%
Japan Tobacco Inc.	2,964	24,037,177

		24,037,177

AIRLINES – 0.21%
All Nippon Airways Co. Ltd.[1]	1,976,000	6,409,914
Japan Airlines System Corp.[1,2]	1,976,000	5,707,704

		12,117,618

APPAREL – 0.37%
Gunze Ltd.	988,000	4,654,390
Onward Kashiyama Co. Ltd.[1]	988,000	13,819,126
World Co. Ltd.[1]	98,800	3,006,898

		21,480,414

AUTO MANUFACTURERS – 10.17%
Hino Motors Ltd.[1]	988,000	6,562,959
Honda Motor Co. Ltd.	2,568,800	127,334,020
Nissan Motors Co. Ltd.[1]	8,200,400	89,068,995
Toyota Motor Corp.	9,484,800	373,359,479

		596,325,453

AUTO PARTS & EQUIPMENT – 1.72%
Aisin Seiki Co. Ltd.	165,200	3,966,486
Bridgestone Corp.	1,976,000	37,361,155
Denso Corp.	1,877,200	46,098,264
NOK Corp.[1]	296,400	9,317,782
Toyoda Gosei Co. Ltd.[1]	197,600	4,195,253

		100,938,940

BANKS – 9.24%
Bank of Fukuoka Ltd.[1]	1,976,000	10,245,059
Bank of Yokohama Ltd. (The)	3,952,000	23,406,989
Chiba Bank Ltd. (The)	1,976,000	11,415,408
Gunma Bank Ltd.[1]	988,000	5,032,503
Hokuhoku Financial Group Inc.	1,976,000	4,915,468
Joyo Bank Ltd.	2,964,000	12,018,589
Mitsubishi Tokyo Financial Group Inc.	14,820	133,014,716
Mitsui Trust Holdings Inc.[1]	1,976,000	14,152,226
Mizuho Financial Group Inc.	24,700	99,479,703
Resona Holdings Inc.[1,2]	13,832,000	22,434,699
77 Bank Ltd. (The)	988,000	5,923,769
Shinsei Bank Ltd.[1]	1,976,000	11,847,537
Shizuoka Bank Ltd. (The)[1]	2,964,000	22,362,677
Sumitomo Mitsui Financial Group Inc.[1]	12,844	77,360,098
Sumitomo Trust & Banking Co. Ltd. (The)	3,952,000	23,875,129
UFJ Holdings Inc.[1,2]	12,844	64,135,150

		541,619,720

BEVERAGES – 0.94%
Asahi Breweries Ltd.[1]	988,000	9,326,785
Coca-Cola West Japan Co. Ltd.[1]	197,600	4,762,422
Ito En Ltd.[1]	98,800	4,249,269
Kirin Brewery Co. Ltd.	2,964,000	26,683,967
Sapporo Breweries Ltd.[1]	988,000	3,466,035
Takara Holdings Inc.[1]	988,000	6,391,909

		54,880,387
BUILDING MATERIALS – 1.60%
Asahi Glass Co. Ltd.[1]	2,964,000	28,547,523
Daikin Industries Ltd.[1]	988,000	25,657,661
Matsushita Electric Works Ltd.[1]	988,000	7,985,384
Nippon Sheet Glass Co. Ltd.[1]	988,000	3,556,062
Sumitomo Osaka Cement Co. Ltd.[1]	988,000	2,295,686
Taiheiyo Cement Corp.[1]	2,964,000	7,022,097
Tostem Inax Holding Corp.	988,000	18,725,591

		93,790,004

CHEMICALS – 3.71%
Asahi Kasei Corp	4,940,000	22,101,599
Daicel Chemical Industries Ltd.[1]	988,000	4,573,365
Dainippon Ink & Chemical Inc.	1,976,000	4,609,376
Denki Kagaku Kogyo Kabushiki Kaisha	1,976,000	6,193,849
Ishihara Sangyo Kaisha Ltd.[1]	988,000	2,043,610
JSR Corp.[1]	691,600	11,532,443
Kaneka Corp.	988,000	9,389,804
Mitsubishi Chemical Corp.[1]	5,928,000	15,880,742
Mitsubishi Gas Chemical Co. Inc.[1]	988,000	4,177,247
Mitsui Chemicals Inc.[1]	1,976,000	10,028,994
Nippon Kayaku Co. Ltd.	988,000	5,338,594
Nippon Sanso Corp.[1]	988,000	5,086,519

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
Nippon Shokubai Co. Ltd.	988,000	$7,445,223
Nissan Chemical Industries Ltd.[1]	988,000	7,868,350
Nitto Denko Corp.[1]	494,000	21,606,451
Shin-Etsu Chemical Co. Ltd.	1,086,800	37,829,295
Showa Denko K.K.[1]	2,964,000	6,833,040
Sumitomo Bakelite Co. Ltd.[1]	988,000	6,067,812
Sumitomo Chemical Co. Ltd.[1]	3,952,000	17,681,279
Tosoh Corp.[1]	1,976,000	7,022,097
Ube Industries Ltd.[1,2]	2,964,000	4,024,202

		217,333,891

COMMERCIAL SERVICES – 1.17%
Bellsystem24 Inc.[1]	9,880	2,412,720
Benesse Corp.[1]	197,600	5,941,774
Dai Nippon Printing Co. Ltd.[1]	1,976,000	28,970,650
Kamigumi Co. Ltd.	988,000	7,436,221
TIS Inc.[1]	98,800	3,592,072
Toppan Printing Co. Ltd.[1]	1,976,000	20,454,107

		68,807,544

COMPUTERS – 1.47%
CSK Corp.[1]	197,600	8,498,538
Fujitsu Ltd.[1]	5,928,000	36,622,935
Itochu Techno-Science Corp.[1]	98,800	4,312,287
Meitec Corp.[1]	98,800	3,556,062
NET One Systems Co. Ltd.[1]	1,976	7,112,124
TDK Corp.	395,200	26,107,795

		86,209,741

COSMETICS & PERSONAL CARE – 1.27%
Aderans Co. Ltd.[1]	98,800	1,890,564
Kanebo Ltd.1,[2]	1,976,000	1,818,543
Kao Corp.[1]	1,976,000	48,434,461
Shiseido Co. Ltd.[1]	988,000	12,684,787
Uni-Charm Corp.[1]	197,600	9,812,930

		74,641,285

DISTRIBUTION & WHOLESALE – 2.04%
Itochu Corp.[1,2]	4,940,000	20,391,088
Marubeni Corp.[1]	4,940,000	11,748,508
Mitsubishi Corp.[1]	3,952,000	40,800,182
Mitsui & Co. Ltd.[1]	3,952,000	32,049,569
Sumitomo Corp.	1,976,000	14,368,290

		119,357,637

DIVERSIFIED FINANCIAL SERVICES – 4.22%
ACOM Co. Ltd.	227,240	14,929,158
Aeon Credit Service Co. Ltd.[1]	98,890	6,424,764
AIFUL Corp.	148,200	14,786,915
Credit Saison Co. Ltd.[1]	494,000	16,294,865
Daiwa Securities Group Inc.	3,952,000	25,567,634
Nikko Cordial Corp.	4,940,000	22,101,599
Nomura Holdings Inc.	5,928,000	81,456,321
ORIX Corp.[1]	296,400	30,330,056
Promise Co. Ltd.	296,400	18,770,605
Takefuji Corp.[1]	237,120	16,636,967

		247,298,884

ELECTRIC – 4.06%
Chubu Electric Power Co. Inc.[1]	2,272,400	49,798,369
Kansai Electric Power Co. Inc. (The)[1]	2,470,000	45,238,508
Kyushu Electric Power Co. Inc.	1,482,000	28,223,427
Tohoku Electric Power Co. Inc.[1]	1,679,600	28,619,545
Tokyo Electric Power Co. Inc. (The)	3,754,400	86,380,792

		238,260,641

ELECTRICAL COMPONENTS & EQUIPMENT – 4.14%
Casio Computer Co. Ltd.[1]	988,000	12,864,841
Fujikura Ltd.[1]	988,000	4,465,333
Furukawa Electric Co. Ltd.1,[2]	1,976,000	7,976,381
Hitachi Cable Ltd.	988,000	4,006,196
Hitachi Ltd.[1]	9,880,000	61,938,494
Mitsubishi Electric Corp.	5,928,000	28,574,532
SANYO Electric Co. Ltd.[1]	4,940,000	16,835,026
Sharp Corp.[1]	2,964,000	41,322,338
Stanley Electric Co. Ltd.[1]	691,600	10,353,992
Sumitomo Electric Industries Ltd.[1]	1,976,000	18,095,403
Toshiba Corp.[1]	9,880,000	36,460,887

		242,893,423

ELECTRONICS – 5.09%
Advantest Corp.[1]	296,400	18,797,613
Alps Electric Co. Ltd.[1]	988,000	12,180,637
Dainippon Screen Manufacturing Co. Ltd.[1]	988,000	5,536,653
Fanuc Ltd.	494,000	26,287,849
Hirose Electric Co. Ltd.[1]	98,800	9,533,846
Keyence Corp.	98,820	20,188,112

6	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
Kyocera Corp.[1]	592,800	$43,320,935
Mabuchi Motor Co. Ltd.[1]	98,800	6,923,067
Minebea Co. Ltd.[1]	988,000	4,186,250
Murata Manufacturing Co. Ltd.[1]	790,400	39,107,677
NEC Corp.	5,928,000	37,865,306
NGK Insulators Ltd.[1]	988,000	8,039,400
Omron Corp.	889,200	19,040,685
Secom Co. Ltd.	988,000	36,460,887
Yokogawa Electric Corp.[1]	988,000	10,830,234

		298,299,151

ENGINEERING & CONSTRUCTION – 0.86%
Kajima Corp.[1]	2,964,000	10,209,048
Nishimatsu Construction Co. Ltd.[1]	988,000	3,132,935
Obayashi Corp.	1,976,000	9,668,887
Okumura Corp.[1]	988,000	4,708,406
Shimizu Corp.[1]	1,976,000	8,696,597
Taisei Corp.[1]	2,964,000	10,128,024
Toda Corp.	988,000	3,898,164

		50,442,061

ENTERTAINMENT – 0.38%
Oriental Land Co. Ltd.[1]	197,600	12,225,650
Toho Co. Ltd.[1]	691,600	9,893,954

		22,119,604

FOOD – 1.38%
Ajinomoto Co. Inc.	1,976,000	22,218,634
Ariake Japan Co., Ltd[1]	105,530	2,875,162
Katokichi Co. Ltd.	197,600	3,637,086
Kikkoman Corp.[1]	988,000	8,651,583
Meiji Dairies Corp.[1]	988,000	5,338,594
Meiji Seika Kaisha Ltd.[1]	988,000	4,078,218
Nichirei Corp.[1]	988,000	3,376,008
Nippon Meat Packers Inc.[1]	988,000	11,667,484
Nisshin Seifun Group Inc.	988,000	9,821,933
Nissin Food Products Co. Ltd.[1]	296,400	7,508,242
Snow Brand Milk Products Co. Ltd.[1,2]	494,000	1,480,942

		80,653,886

FOREST PRODUCTS & PAPER – 0.54%
Nippon Unipac Holding[1]	2,964	14,125,218
OJI Paper Co. Ltd.[1]	2,964,000	17,825,322

		31,950,540

GAS – 0.88%
Osaka Gas Co. Ltd.	6,916,000	19,094,701
Tokyo Gas Co. Ltd.[1]	8,892,000	32,571,725

		51,666,426

HAND & MACHINE TOOLS – 0.68%
Fuji Electric Holdings Co. Ltd.	1,976,000	5,005,495
Nidec Corp.[1]	98,800	9,452,822
SMC Corp.	197,600	18,923,650
THK Co. Ltd.[1]	395,200	6,716,005

		40,097,972

HEALTH CARE – PRODUCTS – 0.91%
Hoya Corp.[1]	395,200	37,991,344
Terumo Corp.	691,600	15,565,648

		53,556,992

HOME BUILDERS – 0.94%
Daiwa House Industry Co. Ltd.	1,976,000	20,508,123
Sekisui Chemical Co. Ltd.[1]	1,976,000	14,818,425
Sekisui House Ltd.	1,976,000	19,805,914

		55,132,462

HOME FURNISHINGS – 3.79%
Matsushita Electric Industrial Co. Ltd.[1]	6,916,015	92,700,880
Pioneer Corp.	691,600	15,124,516
Sony Corp.[1]	3,062,800	105,493,498
Yamaha Corp.[1]	592,800	8,826,235

		222,145,129

HOUSEWARES – 0.17%
Toto Ltd.[1]	988,000	9,731,906

		9,731,906

INSURANCE – 2.63%
Millea Holdings Inc.	4,940	67,970,294
Mitsui Sumitomo Insurance Co. Ltd.	3,952,000	34,858,408
Sompo Japan Insurance Inc.[1]	2,964,000	27,656,258
T&D Holdings Inc.1,[2]	526,500	23,891,476

		154,376,436

INTERNET – 1.54%
Rakuten Inc.[1]	988	6,797,029
Softbank Corp.[1]	790,400	33,706,064
Trend Micro Inc.[1]	494,000	21,471,411
Yahoo! Japan Corp.[1,2]	2,964	28,358,467

		90,332,971

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
IRON & STEEL – 2.10%
JFE Holdings Inc.[1]	1,679,650	$45,608,975
Kobe Steel Ltd.[1]	7,904,000	11,379,398
Nippon Steel Corp.	19,760,000	45,193,494
Nisshin Steel Co. Ltd.[1]	2,964,000	6,292,879
Sumitomo Metal Industries Ltd.	12,844,000	14,863,438

		123,338,184

LEISURE TIME – 0.37%
Namco Ltd.[1]	197,600	4,951,479
Sammy Corp.[1]	197,600	9,812,930
Shimano Inc.	296,400	6,752,016

		21,516,425

MACHINERY – CONSTRUCTION & MINING – 0.31%
Komatsu Ltd.[1]	2,964,000	18,122,411

		18,122,411

MACHINERY – DIVERSIFIED – 0.87%
Amada Co. Ltd.	988,000	5,581,666
Ebara Corp.[1]	988,000	4,276,277
Kubota Corp.	2,964,000	14,854,435
Sumitomo Heavy Industries Ltd.[1,2]	1,976,000	6,049,807
Toyota Industries Corp.[1]	889,200	20,256,048

		51,018,233

MANUFACTURING – 2.01%
Fuji Photo Film Co. Ltd.	988,000	30,969,247
Ishikawajima-Harima Heavy Industries Co. Ltd.[2]	3,952,000	5,869,753
Kawasaki Heavy Industries Ltd.[1]	4,940,000	7,472,231
Konica Minolta Holdings Inc.	1,482,000	19,135,213
Mitsubishi Heavy Industries Ltd.	9,880,000	26,737,984
Nikon Corp.[1]	988,000	9,128,726
Olympus Corp.[1]	988,000	18,725,591

		118,038,745

MEDIA – 0.04%
Fuji Television Network Inc.	1,154	2,523,669

		2,523,669

METAL FABRICATE & HARDWARE – 0.24%
NSK Ltd.[1]	1,976,000	8,696,597
NTN Corp.[1]	988,000	5,365,602

		14,062,199

MINING – 0.57%
Dowa Mining Co. Ltd.[1]	988,000	6,355,897
Mitsubishi Materials Corp.[1]	2,964,000	6,265,871
Mitsui Mining & Smelting Co. Ltd.[1]	1,976,000	7,994,387
Sumitomo Metal Mining Co. Ltd.[1]	1,976,000	12,909,855

		33,526,010

OFFICE & BUSINESS EQUIPMENT – 3.11%
Canon Inc.	2,766,400	131,583,289
Ricoh Co. Ltd.	1,976,000	38,711,559
Seiko Epson Corp.[1]	296,400	12,126,621

		182,421,469

OIL & GAS – 0.91%
Nippon Mining Holdings Inc.	1,976,000	9,056,704
Nippon Oil Corp.	4,940,500	30,747,291
Teikoku Oil Co. Ltd.[1]	988,000	5,257,570
TonenGeneral Sekiyu K.K.[1]	988,000	8,219,454

		53,281,019

PACKAGING & CONTAINERS – 0.28%
Toyo Seikan Kaisha Ltd.[1]	988,000	16,645,970

		16,645,970

PHARMACEUTICALS – 5.26%
Chugai Pharmaceutical Co. Ltd.[1]	988,000	14,494,328
Daiichi Pharmaceutical Co. Ltd.[1]	889,200	15,345,982
Eisai Co. Ltd.[1]	889,200	25,279,548
Fujisawa Pharmaceutical Co. Ltd.	988,000	23,452,002
Kyowa Hakko Kogyo Co. Ltd.[1]	988,000	6,797,029
Sankyo Co. Ltd.[1]	988,000	20,616,156
Shionogi & Co. Ltd.[1]	988,000	15,934,758
Taisho Pharmaceutical Co. Ltd.	988,000	18,815,618
Takeda Pharmaceutical Co. Ltd.	2,964,000	133,419,837
Yamanouchi Pharmaceutical Co. Ltd.[1]	988,000	34,120,188

		308,275,446

REAL ESTATE – 1.44%
Daito Trust Construction Co. Ltd.[1]	296,400	11,208,347
Leopalace21 Corp.[1]	395,200	7,706,301
Mitsubishi Estate Co. Ltd.[1]	2,964,000	33,246,927
Mitsui Fudosan Co. Ltd.	1,976,000	21,786,505
Sumitomo Realty & Development Co. Ltd.[1]	988,000	10,776,218

		84,724,298

RETAIL – 3.88%
Aeon Co. Ltd.[1]	890,100	14,793,771
Aeon Co. Ltd. When Issued[1,2]	848,700	13,881,421

8	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares	Value
Aoyama Trading Co. Ltd.	197,600	$4,762,422
Autobacs Seven Co. Ltd.[1]	98,800	2,916,871
Citizen Watch Co. Ltd.[1]	988,000	9,902,957
Daimaru Inc. (The)[1]	988,000	7,913,363
FamilyMart Co. Ltd[1]	197,600	5,563,661
Fast Retailing Co. Ltd.[1]	197,600	14,224,247
Isetan Co. Ltd.[1]	889,200	9,901,156
Ito-Yokado Co. Ltd.[1]	988,000	36,370,860
Lawson Inc.[1]	197,600	7,004,091
Marui Co. Ltd.[1]	988,000	13,008,884
Mitsukoshi Ltd.[1]	988,000	4,717,409
Saizeriya Co. Ltd.[1]	197,690	3,089,328
Seven-Eleven Japan Co. Ltd.[1]	988,000	30,068,978
Shimachu Co. Ltd.[1]	197,600	4,762,422
Shimamura Co. Ltd.[1]	98,800	7,220,156
Takashimaya Co. Ltd.[1]	988,000	8,975,680
UNY Co. Ltd.[1]	988,000	11,163,333
USS Co. Ltd.[1]	88,920	6,473,833
Yamada Denki Co. Ltd.[1]	296,400	10,668,186

		227,383,029

SEMICONDUCTORS – 1.30%
NEC Electronics Corp.[1]	98,800	4,996,492
Rohm Co. Ltd.[1]	395,200	40,872,204
Tokyo Electron Ltd.[1]	592,852	30,359,727

		76,228,423

SHIPBUILDING – 0.08%
Mitsui Engineering & Shipbuilding Co. Ltd.[1]	2,964,000	4,510,347

		4,510,347

SOFTWARE – 0.28%
Capcom Co. Ltd.[1]	296,400	3,003,297
Hitachi Software Engineering Co. Ltd.[1]	98,800	1,967,088
Konami Corp.[1]	296,400	6,603,472
Oracle Corp.[1]	98,800	5,104,524

		16,678,381

TELECOMMUNICATIONS – 3.69%
Nippon Telegraph & Telephone Corp.	17,784	76,810,934
NTT Data Corp.[1]	4,940	13,819,126
NTT DoCoMo Inc.	64,220	118,790,469
Oki Electric Industry Co. Ltd.[1,2]	1,976,000	6,806,032

		216,226,561

TEXTILES – 0.93%
Kuraray Co. Ltd.[1]	988,000	7,382,204
Mitsubishi Rayon Co. Ltd.	1,976,000	6,535,952
Nisshinbo Industries Inc.	988,000	6,977,084
Teijin Ltd.[1]	2,964,000	10,290,072
Toray Industries Inc.	3,952,000	18,653,570
Toyobo Co. Ltd.	1,976,000	4,843,446

		54,682,328

TOYS, GAMES & HOBBIES – 0.86%
Bandai Co. Ltd.[1]	335,999	7,776,550
Nintendo Co. Ltd.[1]	395,200	42,492,688

		50,269,238

TRANSPORTATION – 4.51%
Central Japan Railway Co.[1]	2,964	24,631,354
East Japan Railway Co.	10,868	60,804,155
Kawasaki Kisen Kaisha Ltd.[1]	1,976,000	12,621,768
Keihin Electric Express Railway Co. Ltd.[1]	1,976,000	11,469,425
Keio Electric Railway Co. Ltd.	1,976,000	10,497,134
Kintetsu Corp.[1]	4,940,000	16,970,067
Mitsui O.S.K. Lines Ltd.[1]	2,964,000	17,555,242
Nippon Express Co. Ltd.	2,964,000	15,205,540
Nippon Yusen Kabushiki Kaisha	3,952,000	20,418,097
Seino Transportation Co. Ltd.[1]	988,000	9,299,777
Tobu Railway Co. Ltd.[1]	2,964,000	11,127,322
Tokyu Corp.	2,964,000	14,179,234
West Japan Railway Co.	5,928	24,469,306
Yamato Transport Co. Ltd.[1]	988,000	15,016,484

		264,264,905

VENTURE CAPITAL – 0.10%
JAFCO Co. Ltd.[1]	98,800	5,977,785

		5,977,785

TOTAL COMMON STOCKS (Cost: $5,594,119,515)		5,858,725,703

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Principal	Value
SHORT-TERM INVESTMENTS – 24.01%

FLOATING RATE NOTES – 6.21%
Beta Finance Inc.
1.45%, 05/04/05[3,4]	$6,151,906	$6,151,068
1.52%, 10/12/04[3,4]	5,126,588	5,126,531
1.56%, 09/15/04[3,4]	10,253,176	10,253,137
1.64%, 03/15/05[3,4]	5,126,588	5,128,801
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	7,689,882	7,689,768
1.38%, 11/22/04[3]	2,563,294	2,563,338
1.40%, 10/29/04[3]	10,253,176	10,253,135
CC USA Inc.
1.45%, 05/04/05[3,4]	10,253,176	10,251,800
1.61%, 07/29/05[3,4]	10,253,176	10,250,379
Den Danske Bank NY
1.51%, 08/12/05[3]	10,253,176	10,250,268
1.56%, 08/26/05[3]	10,253,176	10,250,150
Depfa Bank PLC
1.27%, 06/15/05[3]	10,253,176	10,253,176
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	8,510,136	8,507,815
Five Finance Inc.
1.42%, 04/29/05[3,4]	8,202,541	8,202,001
Gemini Securitization Corp.
1.53%, 09/09/04[3]	5,126,588	5,124,845
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	6,562,033	6,561,651
1.58%, 04/22/05[3]	10,253,176	10,253,176
K2 USA LLC
1.45%, 06/10/05[3,4]	10,253,176	10,252,206
1.57%, 09/27/04[3,4]	11,073,430	11,073,312
1.61%, 07/25/05[3,4]	5,126,588	5,125,667
Links Finance LLC
1.55%, 04/15/05[3,4]	10,253,176	10,251,906
1.68%, 04/25/05[3]	10,253,176	10,257,497
Nationwide Building Society
1.59%, 07/28/05[3]	10,253,176	10,253,176
1.63%, 12/09/04[3,4]	8,510,136	8,471,989
Nordea Bank PLC
2.11%, 06/07/05[3]	10,253,176	10,251,620

Security	Shares or Principal	Value
Northern Rock PLC
1.56%, 01/13/05[3,4]	$9,740,517	$9,740,517
Permanent Financing PLC
1.52%, 03/10/05[3]	10,253,176	10,253,176
1.53%, 12/10/04[3]	5,126,588	5,126,588
1.55%, 06/10/05[3]	4,613,929	4,613,929
Sigma Finance Inc.
1.52%, 10/07/04[3]	10,253,176	10,252,974
1.57%, 11/15/04[3]	10,253,176	10,253,015
1.59%, 09/15/05[3]	7,689,882	7,690,569
Tango Finance Corp.
1.52%, 04/07/05[3,4]	3,762,916	3,762,691
1.56%, 01/18/05[3,4]	4,511,397	4,511,224
1.59%, 07/25/05[3,4]	10,253,176	10,252,255
1.66%, 05/17/05[3,4]	8,510,136	8,509,836
1.70%, 02/25/05[3,4]	5,741,778	5,741,223
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	2,539,712	2,535,356
1.48%, 06/15/05[3,4]	5,126,588	5,125,665
1.56%, 09/15/04[3,4]	5,126,588	5,126,549
1.56%, 07/15/05[3,4]	7,689,882	7,688,524
White Pine Finance LLC
1.46%, 07/05/05[3]	5,126,588	5,125,644
1.55%, 04/15/05[3,4]	7,689,882	7,688,930
1.55%, 07/11/05[3]	2,563,294	2,563,046
1.56%, 11/15/04[3,4]	6,151,906	6,151,906
1.57%, 06/15/05[3,4]	4,203,802	4,203,803
1.58%, 03/29/05[3]	4,408,866	4,408,296
1.58%, 08/26/05[3,4]	5,126,588	5,125,579
1.68%, 05/20/05[3]	4,613,929	4,613,599

		364,073,306

MONEY MARKET FUNDS – 4.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	156,793,933	156,793,933
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	112,784,935	112,784,935
BlackRock Temp Cash Money Market Fund[3]	5,175,964	5,175,964

10	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. -
Prime Money Market Portfolio,
Institutional Shares[3]	6,892,169	$6,892,169

		281,647,001

COMMERCIAL PAPER – 4.45%
Alpine Securitization Corp.
1.50%, 09/08/04[3]	$5,126,588	5,125,093
1.51%, 09/02/04[3]	4,613,929	4,613,736
1.54%, 09/14/04[3]	5,126,588	5,123,737
Amsterdam Funding Corp.
1.49%, 09/08/04[3]	2,050,635	2,050,041
1.53%, 09/16/04[3]	5,044,357	5,041,142
1.54%, 09/15/04[3]	5,126,588	5,123,518
1.54%, 09/22/04[3]	2,563,294	2,560,991
Barton Capital Corp.
1.53%, 09/08/04[3]	5,126,588	5,125,063
1.53%, 09/09/04[3]	11,974,787	11,970,715
1.53%, 09/13/04[3]	7,381,877	7,378,112
1.53%, 09/14/04[3]	2,563,294	2,561,878
1.54%, 09/17/04[3]	3,075,953	3,073,847
Blue Ridge Asset Funding Corp.
1.51%, 09/08/04[3]	5,126,588	5,125,083
1.53%, 09/15/04[3]	2,050,635	2,049,415
Cantabric Finance LLC
1.55%, 09/17/04[3]	2,050,635	2,049,223
Corporate Asset Funding
1.42%, 09/03/04[3]	3,075,953	3,075,710
CRC Funding LLC
1.42%, 09/03/04[3]	5,126,588	5,126,184
Delaware Funding Corp.
1.50%, 09/09/04[3]	5,126,588	5,124,879
1.53%, 09/10/04[3]	8,202,541	8,199,403
1.53%, 09/20/04[3]	3,486,080	3,483,265
Edison Asset Securitization
1.07%, 09/21/04[3]	5,126,588	5,123,540
1.45%, 11/09/04[3]	10,253,176	10,224,681
1.52%, 09/08/04[3]	10,253,176	10,250,146
1.59%, 12/02/04[3]	10,253,176	10,211,514

Security	Principal	Value
Falcon Asset Securitization Corp.
1.48%, 09/03/04[3]	$3,075,953	$3,075,700
1.53%, 09/07/04[3]	5,126,588	5,125,281
1.53%, 09/17/04[3]	3,075,953	3,073,861
1.53%, 09/21/04[3]	2,563,294	2,561,115
1.53%, 09/22/04[3]	5,126,588	5,122,012
1.54%, 09/14/04[3]	7,689,882	7,685,612
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	5,126,588	5,091,023
GIRO Funding US Corp.
1.54%, 09/09/04[3]	5,126,588	5,124,839
1.55%, 10/15/04[3]	6,723,520	6,710,783
Grampian Funding LLC
1.26%, 10/22/04[3]	10,253,176	10,234,947
1.44%, 10/27/04[3]	10,253,176	10,230,209
1.59%, 11/30/04[3]	5,126,588	5,106,210
Jupiter Securitization Corp.
1.47%, 09/02/04[3]	2,563,294	2,563,189
1.53%, 09/20/04[3]	2,563,294	2,561,225
1.53%, 09/23/04[3]	3,588,612	3,585,257
1.54%, 09/15/04[3]	6,151,906	6,148,221
Preferred Receivables Funding Corp.
1.47%, 09/01/04[3]	7,145,438	7,145,438
1.51%, 09/08/04[3]	4,101,270	4,100,066
1.52%, 09/09/04[3]	2,563,294	2,562,428
1.53%, 09/21/04[3]	5,126,588	5,122,230
Receivables Capital Corp.
1.54%, 09/14/04[3]	3,075,953	3,074,242
Scaldis Capital LLC
1.48%, 09/01/04[3]	5,639,247	5,639,247
Sydney Capital Corp.
1.25%, 10/22/04[3]	3,412,257	3,406,214
1.55%, 09/16/04[3]	3,075,953	3,073,967
Thames Asset Global Securitization No. 1 Inc.
1.54%, 09/15/04[3]	4,101,270	4,098,814
1.54%, 09/23/04[3]	2,563,294	2,560,882
Windmill Funding Corp.
1.52%, 09/09/04[3]	2,563,294	2,562,428
1.52%, 09/10/04[3]	3,588,612	3,587,248

		260,723,604

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

Security	Principal	Value
TIME DEPOSITS – 3.91%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	$10,253,176	$10,253,176
1.33%, 02/10/05[3]	5,126,588	5,126,245
1.39%, 02/02/05[3]	5,126,588	5,126,264
1.39%, 04/08/05[3]	7,177,223	7,176,577
1.40%, 10/25/04[3]	10,253,176	10,252,948
Bank of New York
1.39%, 11/01/04[3]	10,253,176	10,253,005
1.60%, 12/03/04[3]	2,563,294	2,562,963
Bank of Nova Scotia
1.13%, 10/06/04[3]	10,253,176	10,253,176
1.24%, 10/07/04[3]	7,689,882	7,689,806
1.42%, 10/29/04[3]	7,689,882	7,689,974
National City Bank (Cleveland, Ohio)
1.25%, 01/06/05[3]	10,253,176	10,253,352
1.49%, 08/09/05[3]	10,253,176	10,250,294
1.54%, 06/23/05[3]	10,253,176	10,250,690
1.56%, 06/10/05[3]	5,126,588	5,127,829
Norddeutsche Landesbank
1.59%, 07/27/05[3]	10,253,176	10,249,923
Prudential Funding LLC
1.60%, 12/01/04[3]	5,126,588	5,105,854
SouthTrust Bank
1.55%, 09/01/04[3]	20,506,352	20,506,352
Toronto-Dominion Bank
1.22%, 03/23/05[3]	17,943,058	17,941,309
1.34%, 02/10/05[3]	4,101,270	4,100,997
1.41%, 11/01/04[3]	7,689,882	7,689,754
1.53%, 09/13/04[3]	5,126,588	5,126,588
1.77%, 05/10/05[3]	5,126,588	5,126,237
1.90%, 05/11/05[3]	5,126,588	5,126,236
UBS Finance (Delaware)
1.10%, 09/08/04[3]	10,253,176	10,250,983
1.11%, 12/17/04[3]	15,379,764	15,329,023
1.14%, 09/29/04[3]	10,253,176	10,244,125

		229,063,680

REPURCHASE AGREEMENTS – 3.46%
Banc of America Securities LLC
1.59%, 09/01/04[3,6]	30,759,528	30,759,528
Bank of America, N.A
1.59%, 09/01/04[3,6]	$58,955,761	58,955,761
Goldman Sachs & Co.
1.59%, 09/01/04[3,6]	51,265,879	51,265,879
Merrill Lynch Government Securities Inc.
1.57%, 09/01/04[3,6]	10,253,176	10,253,176
1.59%, 09/01/04[3,6]	51,265,879	51,265,879

		202,500,223

U.S. GOVERNMENT AGENCY NOTES – 0.63%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	7,177,223	7,191,431
1.80%, 01/18/05[3]	4,767,727	4,734,591
1.80%, 01/19/05[3]	5,126,588	5,090,702
2.06%, 05/31/05[3]	5,111,516	5,031,958
Federal National Mortgage Association
2.33%, 07/22/05[3]	15,379,764	15,057,942

		37,106,624

MEDIUM-TERM NOTES – 0.55%
CC USA Inc.
1.29%, 04/15/05[3,4]	10,253,176	10,252,541
1.51%, 02/15/05[3,4]	6,664,564	6,669,304
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	7,689,882	7,689,737
K2 USA LLC
1.46%, 01/12/05[3,4]	5,126,588	5,126,402
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,563,294	2,563,075

		32,301,059

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,407,415,497)		1,407,415,497

TOTAL INVESTMENTS IN SECURITIES – 123.93% (Cost: $7,001,535,012)		7,266,141,200

Other Assets, Less Liabilities – (23.93%)		(1,402,809,556)

NET ASSETS – 100.00%		$5,863,331,644

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	Issuer is an affiliate of the Fund’s investment adviser. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.58% to 9.60% and maturity dates ranging from 2/1/07 to 8/1/42.

12	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2004

SECTOR DIVERSIFICATION

Sector	% of Net Assets	Value
Consumer Cyclical	25.81%	$1,513,200,183
Industrial	20.67	1,212,185,421
Financial	17.63	1,033,997,123
Consumer Non-Cyclical	11.34	664,852,717
Basic Materials	6.93	406,148,625
Technology	6.17	361,538,014
Communications	5.52	323,595,534
Utilities	4.94	289,927,067
Energy	0.91	53,281,019
Short-Term and Other Net Assets	0.08	4,605,941

TOTAL	100.00%	$5,863,331,644

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities

iSHARES®, INC.

August 31, 2004

iShares MSCI Japan Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,731,956,144

Affiliates of the investment adviser	$269,578,868

Foreign currency, at cost	$1,237,601

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,996,562,332
Affiliates of the investment adviser	269,578,868
Foreign currency, at value	1,236,861
Receivables:
Dividends and interest	2,026,946
Capital shares sold	760,361
Reimbursement of distribution fees	2,936,074

Total Assets	7,273,101,442

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,404,260,565
Investment advisory fees (Note 2)	5,509,233

Total Liabilities	1,409,769,798

NET ASSETS	$5,863,331,644

Net assets consist of:
Paid-in capital	$5,707,845,846
Undistributed net investment income	9,816,919
Accumulated net realized loss	(118,920,006)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	264,588,885

NET ASSETS	$5,863,331,644

Shares outstanding	592,800,000

Net asset value per share	$9.89

[a]	Securities on loan with market value of $1,334,878,170. See Note 5.

See notes to financial statements.

14	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES®, INC.

Year ended August 31, 2004

iShares MSCI Japan Index Fund
NET INVESTMENT INCOME
Dividends[a]	$34,225,228
Interest[b]	24,325
Securities lending income[b]	1,415,820

Total investment income	35,665,373

EXPENSES (NOTE 2)
Investment advisory fees	22,799,645
Distribution fees	7,356,613

Total expenses	30,156,258
Less reimbursement of distribution fees	(5,182,221)

Net expenses	24,974,037

Net investment income	10,691,336

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(37,481,806)
In-kind redemptions	73,242,782
Foreign currency transactions	(206,736)

Net realized gain	35,554,240

Net change in unrealized appreciation (depreciation) on:
Investments	309,290,346
Translation of assets and liabilities in foreign currencies	(39,229)

Net change in unrealized appreciation (depreciation)	309,251,117

Net realized and unrealized gain	344,805,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$355,496,693

[a]	Net of foreign withholding tax of $2,219,290.
[b]	Includes income earned from affiliates of the Fund’s investment adviser. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	For the year Ended August 31, 2004	For the year Ended August 31, 2003
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,691,336	$212,198
Net realized gain	35,554,240	8,673,926
Net change in unrealized appreciation (depreciation)	309,251,117	171,100,487

Net increase in net assets resulting from operations	355,496,693	179,986,611

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(474,213)	—

Total distributions to shareholders	(474,213)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,011,503,336	1,146,153,031
Cost of shares redeemed	(230,049,073)	(265,660,262)

Net increase in net assets from capital share transactions	3,781,454,263	880,492,769

INCREASE IN NET ASSETS	4,136,476,743	1,060,479,380

NET ASSETS:
Beginning of year	1,726,854,901	666,375,521

End of year	$5,863,331,644	$1,726,854,901

Undistributed net investment income (accumulated net investment loss) included in net assets at end of year	$9,816,919	$(240,476)

SHARES ISSUED AND REDEEMED:
Shares sold	408,600,000	158,400,000
Shares redeemed	(24,000,000)	(36,000,000)

Net increase in shares outstanding	384,600,000	122,400,000

See notes to financial statements.

16	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$8.29	$7.77	$9.07	$13.82	$13.22

Income from investment operations:
Net investment income (loss)[a]	0.03	0.00[c]	(0.01)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	1.57	0.52	(1.29)	(4.74)	1.21

Total from investment operations	1.60	0.52	(1.30)	(4.75)	1.16

Less distributions from:
Net investment income	(0.00)[c]	—	—	—	(0.00)[c]
Net realized gain	—	—	—	—	(0.53)
Return of capital	—	—	—	—	(0.03)

Total distributions	(0.00)[c]	—	—	—	(0.56)

Net asset value, end of year	$9.89	$8.29	$7.77	$9.07	$13.82

Total return	19.32%	6.69%	(14.33)%	(34.37)%	8.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,863,332	$1,726,855	$666,376	$527,899	$787,790
Ratio of expenses to average net assets	0.64%[d]	0.84%	0.84%	0.84%	0.88%
Ratio of net investment income (loss) to average net assets	0.28%[e]	0.03%	(0.12)%	(0.11)%	(0.32)%
Portfolio turnover rate[b]	5%	2%	2%	21%	22%

[a]	Based on average shares outstanding throughout the period.
[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[c]	Rounds to less than $0.01.
[d]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[e]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.14%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to the Financial Statements

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of August 31, 2004, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser utilizes a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks in fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts in the financial statements have been reclassified to be consistent with the current period presentation. The reclassifications had no impact on prior year net assets, net income or distributions.

SECURITY VALUATION

Portfolio securities for which market prices are readily available are valued using the official closing price of the primary exchange on which they are traded. The methodology used to determine such closing prices is generally the same as the one used by MSCI in calculating the benchmark index used by the Fund. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities in investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Company’s Board of Directors (the “Board”).

18	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and other assets and liabilities denominated in foreign currency are generally converted into U.S. dollars using the same exchange rate utilized by MSCI in the calculation of the MSCI Japan Index (currently, the exchange rate as of 4:00 p.m. London time). However, the Company may use a different exchange rate from the rate used by MSCI in the event that the investment adviser concludes that such rate is more appropriate.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually. Distributions of net realized gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

At August 31, 2004, the tax year-end of the Fund, the components of distributable earnings (accumulated losses) on a tax basis consisted of undistributed ordinary income of $12,922,546, unrealized appreciation of $225,179,965 and capital and other losses of $82,616,713, for total distributable earnings of $155,485,798.

The differences between the components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to differing treatments of wash sales.

For the year ended August 31, 2004, the tax characterization of distributions paid for the Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended August 31, 2004.

NOTES TO THE FINANCIAL STATEMENTS	19

Notes to the Financial Statements (Continued)

iSHARES®, INC.

From November 1, 2003 to August 31, 2004, the Fund incurred net realized capital losses and net foreign currency losses of $7,869,800. As permitted by tax regulations, the Fund has elected to defer those losses and treat them as arising in the year ending August 31, 2005.

At August 31, 2004, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148 and $5,594,562 expiring in 2009, 2010, 2011 and 2012, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

If the Fund owns shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”, the Fund may elect to mark-to-market annually the shares of the passive foreign investment companies, and would be required to distribute to shareholders any such mark-to-market gains.

At August 31, 2004, the cost of investments for federal income tax purposes was $7,040,943,933. Net unrealized appreciation aggregated $225,197,267, of which $430,909,893 represented gross unrealized appreciation on securities and $205,712,626 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. At August 31, 2004, a portion of the Fund’s cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, as amended on December 28, 2001, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all of the expenses (“Covered Expenses”) of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea, and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion

20	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

Barclays Global Investors, N.A. (“BGI”) has a license agreement with MSCI for the use of the MSCI Japan Index. Under a sub-license agreement between BGI and the Fund, the fee for the use of the MSCI Japan Index is paid directly by BGI to MSCI.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

BGI serves as securities lending agent for the Company. BGI is an affiliate of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended August 31, 2004, BGI earned securities lending agent fees of $1,436,206.

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. Prior to July 1, 2004, the Company had in effect a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor was entitled to receive a distribution fee from the Fund, not to exceed 0.25% of the average daily net assets of the Fund, for distribution-related expenses and services. At the Board meeting held on March 16, 2004, the Directors voted to terminate the Plan, effective July 1, 2004.

For the year ended August 31, 2004, the Distributor voluntarily reimbursed for distribution fees in the amount of $5,182,221.

Pursuant to Rule 17a-7 of the 1940 Act, the Fund executed cross trades for the year ended August 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first ten months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last two months of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively the “Master Portfolios”), respectively, which are managed by BGFA, the Fund’s investment adviser. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

NOTES TO THE FINANCIAL STATEMENTS	21

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The following table provides information about the investments of the Fund in shares of issuers affiliated with BGFA for the year ended August 31, 2004, including income earned from affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000S)	Gross Additions (in 000S)	Gross Reductions (in 000S)	Number of Shares Held End of Year (in 000S)	Value At End of Year	Interest Income
IMMF	580	115,632	113,057	3,155	$3,154,932	$24,325

The Fund invested cash collateral from securities on loan in the IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Fund does not include the Fund’s holdings of the IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of August 31, 2004, certain directors and officers of the Company are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2004, aggregated $222,888,889 and $204,256,982, respectively.

In-kind purchases and sales for the year ended August 31, 2004, aggregated $3,997,923,915 and $229,374,876, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company has authorized 10.9 billion shares of $.001 par value capital stock. At August 31, 2004, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a portfolio sampling representation of the MSCI Japan Index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value equal of at least 105% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.

22	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES®, INC.

The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of August 31, 2004, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Fund, based on the Fund’s portion of the total cash collateral received. The market value of the securities on loan at August 31, 2004, and the value of the related collateral received are disclosed in the Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Fund’s Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	23

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Japan Index Fund, a portfolio of the iShares MSCI Index Fund Series (the “Fund”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Funds as of August 31, 2000 and for the year then ended were audited by other auditors, whose report dated October 13, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2004

24	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the year ended August 31, 2004, the iShares MSCI Japan Index Fund earned foreign source income of $36,444,518 and paid foreign taxes of $1,973,500 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates $14,896,042 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended August 31, 2004.

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

TAX INFORMATION	25

Supplemental Information (Unaudited)

iSHARES®, INC.

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the iShares MSCI Japan Index Fund (the “Fund”) and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund, for the period from January 1, 1999 through June 30, 2004, the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each Premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Japan Index Fund

Period Covered: January 1, 1999 through June 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	7	0.51%
Greater than 2.5% and Less than 3.0%	12	0.87
Greater than 2.0% and Less than 2.5%	32	2.32
Greater than 1.5% and Less than 2.0%	63	4.57
Greater than 1.0% and Less than 1.5%	171	12.39
Greater than 0.5% and Less than 1.0%	262	18.99
Between 0.5% and - 0.5%	538	38.97
Less than – 0.5% and Greater than – 1.0%	159	11.52
Less than – 1.0% and Greater than – 1.5%	80	5.80
Less than – 1.5% and Greater than – 2.0%	39	2.83
Less than – 2.0% and Greater than – 2.5%	7	0.51
Less than – 2.5%	10	0.72

	1,380	100.00%

26	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director of iShares, Inc. also serves as a Trustee for iShares Trust and oversees 97 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 124 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Director is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Directors may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
* Lee T. Kranefuss (43)	Director, Chairman, and President (since June 18, 2003)	Chief Executive Officer of the Intermediary Investors and Exchange Traded Products Business BGI (since 2003); Chief Executive Officer of the individual Investor Business of BGI (1997-2003).	Trustee (since June 18, 2003) of iShares Trust; Board of Trustees (since 2001) for Barclays Global Investors Funds and Master Investment Portfolio.

* Nathan Most (90)	Director (since December 16, 1996)	Consultant to BGI (1998-2002), American Stock Exchange (1996-2000) and the Hong Kong Stock Exchange (since 1998); Consultant to the Amsterdam Stock Exchange (1997-1998); Consultant to the Pacific Stock Exchange (1997-1998).	Trustee (since 2000) and President (2000-2002) of iShares Trust.

* John E. Martinez (42)	Director (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Trustee (since December 5, 2003) of iShares Trust; Director (since November 2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss, Nathan Most and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser and BGI, the parent company of BGFA. John E. Martinez is also deemed to be an “interested person” because of his affiliation with Barclays Global Investors Services, an affiliate of BGFA and BGI.

DIRECTOR INFORMATION	27

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
John B. Carroll (69)	Director (since December 16, 1996)	Retired Vice President of Investment Management (1984-2000) of Verizon Corporation; Advisory Board member of Ibbotson Associates (1992-1998); former Vice Chairman and Executive Committee Member (1994-1998) of the Committee on Investment of Employee Benefit Assets of the Financial Executive Institute.	Trustee (since 2002) of iShares Trust; Trustee and member of the Executive Committee (since 1991) of The Common Fund Institutional Funds, a non-profit organization; Member of the Board of Managers of JP Morgan Private Equity Funds.

Richard K. Lyons (43)	Director (since February 28, 2002)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2000) of iShares Trust; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Board of Trustees: Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker (65)	Director (since February 28, 2002)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2000) of iShares Trust; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

28	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name and Age	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
W. Allen Reed (57)	Director (since December 16, 1996)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Trustee (since 2002) of iShares Trust; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.
Officer
Name and Age	Position	Principal Occupation(s) During Past 5 Years	Directorships Held by Officers
Michael A. Latham (39)	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

DIRECTOR INFORMATION	29

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/ Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Annual Report.

1353-iS-0904

30	2004 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

Beginning January 31, 2005, the Fund will be filing its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov. When filed, the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedules of portfolio holdings on a daily and monthly basis on the Fund’s website at www.iShares.com.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Item 2. Code of Ethics.

As of August 31, 2004, iShares, Inc. (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Directors as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2004, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 11(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are “independent”, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $295,680 and $324,000 for the fiscal years ended August 31, 2003 and August 31, 2004, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2003 and August 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $153,120 and $158,880 for the fiscal years ended August 31, 2003 and August 31, 2004, respectively

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2003 and August 31, 2004 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as most recently amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended August 31, 2004 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended August 31, 2003 and August 31, 2004 were $1,419,770 and $992,543 respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are John B. Carroll, Richard K. Lyons, George C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 10. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	November 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	November 5, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	November 5, 2004